UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549
                                     --------

                                    FORM N-CSR
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-4878

                         SEI INSTITUTIONAL MANAGED TRUST
                (Exact name of registrant as specified in charter)
                                     --------


                                c/o CT Corporation
                                 101 Federal St.
                                 Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                Edward D. Loughlin
                           c/o SEI Investments Company
                                  Oaks, PA 19456
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2005

                   DATE OF REPORTING PERIOD: SEPTEMBER 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

SEI INVESTMENTS




                                          Annual Report as of September 30, 2005



                                                 SEI Institutional Managed Trust



                                                      Tax-Managed Large Cap Fund

                                                            Large Cap Value Fund

                                                           Large Cap Growth Fund

                                                      Tax-Managed Small Cap Fund

                                                            Small Cap Value Fund

                                                           Small Cap Growth Fund

                                                                    Mid-Cap Fund

                                                         Managed Volatility Fund

                                                                Real Estate Fund

                                                          Core Fixed Income Fund

                                                            High Yield Bond Fund

TABLE OF CONTENTS



-------------------------------------------------------------

Management's Discussion and Analysis of Fund Performance   2
-------------------------------------------------------------
Statements of Net Assets/Schedule of Investments          22
-------------------------------------------------------------
Statements of Assets and Liabilities                     127
-------------------------------------------------------------
Statements of Operations                                 128
-------------------------------------------------------------
Statements of Changes in Net Assets                      130
-------------------------------------------------------------
Financial Highlights                                     134
-------------------------------------------------------------
Notes to Financial Statements                            136
-------------------------------------------------------------
Report of Independent Registered Public Accounting Firm  147
-------------------------------------------------------------
Trustees and Officers of the Trust                       148
-------------------------------------------------------------
Disclosure of Fund Expenses                              151
-------------------------------------------------------------
Board of Trustees Considerations in Approving
   the Advisory and Sub-Advisory Agreements              153
-------------------------------------------------------------
Notice to Shareholders                                   156
-------------------------------------------------------------
Shareholder Voting Results                               157
-------------------------------------------------------------










The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Trust's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005           1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2005



Tax-Managed Large Cap Fund



Objective
The investment objective of the Tax-Managed Large Cap Fund (the "Fund") is high long-term after-tax returns through investment in the equity securities of large companies. The Fund attempts to maximize after-tax returns to investors by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible.


Strategy
With respect to this Fund, SEI Investments Management Corporation ("SIMC") employs a multi-manager structure to gain exposure to the entire U.S. large cap market, seeking to add value through stock selection in a tax-aware framework while minimizing risk in the form of capitalization, valuation, and economic sector exposures. Assets of the Fund are strategically allocated among its sub-advisers, each of whom has stock selection responsibility for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a unique expertise to the Fund. Goldman Sachs Asset Management L.P., Delaware Management Company, Montag and Caldwell Inc., and Peregrine Capital Management, Inc. focus on stocks that have growth characteristics. Alliance Capital Management LP, Franklin Portfolio Associates, LLC, LSV Asset Management and Aronson + Johnson + Ortiz L.P. focus on selecting stocks that have value-oriented characteristics. Parametric Portfolio Associates invests in both value and growth large-cap stocks through a quantitative process which aggressively harvests tax-losses in the portfolio.


Analysis
The Tax-Managed Large Cap Fund outperformed the large cap market for the fiscal year with a return of 14.40% for Class A shares. The Russell 1000 Index returned 14.26% for the fiscal year ended September 30, 2005.

The U.S. Equity market posted double digit gains for the fiscal year ended September 30, 2005. Most of this return came in the fourth quarter of 2004, as the markets gained from a decisive U.S. presidential election, positive earnings releases, and an up tick in merger and acquisition activity. The total return for the first nine months of 2005 was modest, as surging energy costs, steadily rising short-term interest rates, and uncertainty from two destructive hurricanes weighed down the markets. Stocks with value characteristics outperformed those classified with higher expected growth for the fiscal year, continuing a multi-year trend. Most of this differential was explained by the exceptional performance of the value-oriented energy and utility sectors, up 63% and 38% for the fiscal year, respectively. Strong demand and limited excess capacity buoyed prices in the energy sector, as oil flirted with $70 per barrel before settling in the mid-$60s at fiscal year-end. The utility sector advanced due to the anticipation of future consolidation within the industry. Financials as a whole lagged as rising interest rates and a flattening yield curve dimmed the future prospects for many of these firms. Retail firms struggled as the consumer became squeezed by higher interest rates and energy costs. Finally, stocks at the smaller end of the large cap spectrum outperformed the mega-capitalization stocks.

Security selection within financials drove outperformance, particularly selection of specific stocks within the investment banking and brokerage industries. An overweight to biotechnology stocks at the expense of large pharmaceuticals, and a modest overweight to the energy sector also benefited returns. An overweight to the retailing industry held back performance as rising rates and oil prices dampened consumer confidence.

During the fiscal year, Transamerica Investment Management was replaced with Delaware Management Company.




--------------------------------------------------------------------------------
2           SEI Institutional Managed Trust / Annual Report / September 30, 2005

Tax-Managed Large Cap Fund:

AVERAGE ANNUAL TOTAL RETURN 1
-------------------------------------------------------------
                            Annualized Annualized Annualized
                   One Year     3 Year     5 Year  Inception
                     Return     Return     Return    to Date
-------------------------------------------------------------
Tax-Managed Large Cap
Fund, Class A        14.40%    17.34%      -2.07%       2.97%
-------------------------------------------------------------
Tax-Managed Large Cap
Fund, Class Y        14.78%    17.73%        N/A        4.73%
-------------------------------------------------------------


Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Large Cap Fund, Class A, versus the Russell 1000 Index

[LINE GRAPH OMITTED]

            Tax-Managed Large Cap Fund, Class A      Russell 1000 Index
3/31/98     $100,000                                 $100,000
9/30/98       91,510                                   91,940
9/30/99      121,342                                  116,736
9/30/00      131,850                                  137,527
9/30/01       92,400                                   98,442
9/30/02       73,514                                   79,236
9/30/03       91,040                                   99,156
9/30/04      103,831                                  112,938
9/30/05      118,782                                  129,043

1 For the period ended 9/30/05. Past performance is no indication of future performance. The performance of Class Y Shares may be different than the performance of Class A Shares because of different distribution fees paid by Class Y shareholders. Class A Shares were offered beginning 3/5/98 and Class Y Shares were offered beginning 4/8/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005           3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2005



Large Cap Value Fund



Objective
The Investment objective at the Large Cap Value Fund (the "Fund") seeks to provide long-term growth of capital and income by investing in the equity securities of large companies. The Fund invests primarily in a diversified portfolio of high quality, income producing common stocks, which in the sub-adviser's opinion, are undervalued in the marketplace at the time of purchase.


Strategy
With respect to this Fund, SEI Investments Management Corporation ("SIMC") employs a multi-manager structure to gain exposure to the entire large cap value sector, adding value through stock selection while managing risk in the form of capitalization, valuation, and economic sector exposures. Assets of the Fund are strategically allocated among its four sub-advisers, each of whom has responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a unique expertise or sub-style to the Fund. Aronson + Johnson + Ortiz L.P. invests in asset-rich companies selling at relatively low multiples of earnings, which have earnings and price momentum. LSV Asset Management invests in companies trading at deep discounts to their intrinsic value. Franklin Portfolio Associates LLC focuses on companies that are attractively priced, and are showing signs of improvement. Alliance Capital Management LP incorporates intensive fundamental research to invest in undervalued stocks where there is a relationship between the current price, future earnings power, and dividend producing capability.


Analysis
The Large Cap Value Fund gained 15.87% for Class A shares for the fiscal year, edging out the value portion of the U.S. large cap market before fees. The Russell 1000 Value Index returned 16.69% for the fiscal year ended September 30, 2005.

The U.S. Equity market posted double digit gains for the fiscal year ended September 30, 2005. Most of this return came in the fourth quarter of 2004, as the markets gained from a decisive U.S. presidential election, positive earnings releases, and an up tick in merger and acquisition activity. The total return for the first nine months of 2005 was modest, as surging energy costs, steadily rising short-term interest rates, and uncertainty from two destructive hurricanes weighed down the markets. Stocks with value characteristics outperformed those classified with higher expected growth for the fiscal year, continuing a multi-year trend. Most of this differential was explained by the exceptional performance of the value-oriented energy and utility sectors, up 63% and 38% for the fiscal year, respectively. Strong demand and limited excess capacity buoyed prices in the energy sector, as oil flirted with $70 per barrel before settling in the mid-$60s at fiscal year-end. The utility sector advanced due to the anticipation of future consolidation within the industry. Financials as a whole lagged as rising interest rates and a flattening yield curve dimmed the future prospects for many of these firms. Retail firms struggled as the consumer became squeezed by higher interest rates and energy costs. Finally, stocks at the smaller end of the large cap spectrum outperformed the mega-capitalization stocks.

The Fund's sector positioning generated a mixed result for relative returns. The Fund's modest overweight to the energy sector benefited returns, but was largely offset by an underweight to utilities. Security selection within the materials, consumer discretionary and utility sectors contributed positively to returns, while security selection within energy and financials detracted from results.






--------------------------------------------------------------------------------
4           SEI Institutional Managed Trust / Annual Report / September 30, 2005

Large Cap Value Fund:

AVERAGE ANNUAL TOTAL RETURN 1
------------------------------------------------------------------------
                         Annualized  Annualized  Annualized  Annualized
                One Year     3 Year      5 Year     10 Year   Inception
                  Return     Return      Return      Return     to Date
------------------------------------------------------------------------
Large Cap Value Fund,
Class A            15.87%    19.33%       5.74%      10.52%      11.95%
------------------------------------------------------------------------
Large Cap Value Fund,
Class I            15.61%    19.01%          NA         NA        5.25%
------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Value Fund, Class A, versus the Russell 1000 Value Index

[LINE GRAPH OMITTED]

                 Large Cap Value Fund, Class A       Russell 1000 Value Index
9/30/95          $100,000                            $100,000
9/30/96           118,330                             117,950
9/30/97           170,537                             167,855
9/30/98           168,150                             173,881
9/30/99           196,954                             206,431
9/30/00           205,758                             224,824
9/30/01           195,305                             204,792
9/30/02           160,033                             170,080
9/30/03           196,120                             211,528
9/30/04           234,678                             254,934
9/30/05           271,921                             297,483


1 For the period ended 9/30/05. Past performance is no indication of future performance. The performance indicated above for Class A Shares begins on 10/3/94 at which time Mellon Equity Associates acted as investment adviser to the Fund. Previous periods during which the Fund was advised by another investment adviser are not shown. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 10/3/94 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005           5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2005



Large Cap Growth Fund



Objective
The investment objective of the Large Cap Growth Fund (the "Fund") is capital appreciation through investment in the equity securities of large companies believed to possess significant growth potential.


Strategy
With respect to this Fund, SEI Investments Management Corporation ("SIMC") employs a multi-manager structure to gain exposure to the entire large cap growth sector, adding value through stock selection while managing risk in the form of capitalization, valuation and economic sector exposures. Assets of the Fund are strategically allocated among its sub-advisers, each of which has stock selection responsibility for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a unique expertise to the Fund. Goldman Sachs Asset Management L.P. invests in companies with strong business franchises that are attractively priced relative to their discounted cash flows. Quantitative Management Associates LLC favors large cap stocks that have positive news flow and attractive valuation characteristics. Montag and Caldwell Inc. invests in large cap stocks that exhibit accelerating earnings, are trading at a discount to fair value, and are financially stable. Peregrine Capital Management invests in large cap stocks that have sustainable above-average growth potential over the next five to seven years. Delaware Management Company invests in mid-cap and large-cap stocks that are attractively valued from a cash flow basis, and have strong prospects for organic growth in the future.


Analysis
The Large Cap Growth Fund significantly outperformed the large cap growth area of the market over the fiscal year, with a return of 12.75% for Class A shares. The Russell 1000 Growth Index returned 11.60% for the fiscal year ended September 30, 2005.

The U.S. Equity market posted double digit gains for the fiscal year ending September 30, 2005. Most of this return came in the fourth quarter of 2004, as the markets gained from a decisive U.S. presidential election, positive earnings releases, and an up tick in merger and acquisition activity. The total return for the first nine months of 2005 was modest, as surging energy costs, steadily rising short-term interest rates, and uncertainty from two destructive hurricanes weighed down the markets. Stocks with value characteristics outperformed those classified with higher expected growth for the fiscal year, continuing a multi-year trend. Most of this differential was explained by the exceptional performance of the value-oriented energy and utility sectors, up 63% and 38% for the fiscal year, respectively. Strong demand and limited excess capacity buoyed prices in the energy sector, as oil flirted with $70 per barrel, before settling in the mid-$60s at fiscal year-end. The utility sector advanced due to the anticipation of future consolidation within the industry. Financials as a whole lagged as rising interest rates and a flattening yield curve dimmed the future prospects for many of these firms. Retail firms struggled as the consumer became squeezed by higher interest rates and energy costs. Finally, stocks at the smaller end of the large cap spectrum outperformed the mega-capitalization stocks.

The Fund's favorable sector positioning and security selection drove the solid relative returns compared with growth-oriented large cap stocks. Security selection within financials drove outperformance, particularly selection of specific stocks within the investment banking and brokerage industries. An overweight to biotechnology stocks at the expense of large pharmaceuticals also positively impacted performance. An overweight to the retailing industry held back performance as rising rates and oil prices dampened consumer confidence.

SEI made two sub-adviser switches during the fiscal year. Transamerica Investment Management was replaced with Delaware Management Company, while McKinley Capital Management was replaced with Quantitative Management Associates LLC.





--------------------------------------------------------------------------------
6           SEI Institutional Managed Trust / Annual Report / September 30, 2005

Large Cap Growth Fund:

AVERAGE ANNUAL TOTAL RETURN 1
------------------------------------------------------------------------
                         Annualized  Annualized  Annualized  Annualized
                One Year     3 Year      5 Year     10 Year   Inception
                  Return     Return      Return      Return     to Date
------------------------------------------------------------------------
Large Cap Growth Fund,
Class A            12.75%    14.22%     -10.79%       6.73%       8.72%
------------------------------------------------------------------------
Large Cap Growth Fund,
Class I            12.42%    13.94%         NA          NA       -1.79%
------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Growth Fund, Class A, versus the Russell 1000 Growth Index

[LINE GRAPH OMITTED]

                 Large Cap Growth Fund, Class A      Russell 1000 Growth Index
9/30/95          $100,000                            $100,000
9/30/96           120,590                             121,400
9/30/97           174,072                             165,468
9/30/98           188,607                             183,835
9/30/99           259,787                             247,902
9/30/00           339,463                             305,985
9/30/01           166,065                             166,334
9/30/02           128,751                             128,892
9/30/03           156,638                             162,301
9/30/04           170,140                             174,489
9/30/05           191,833                             194,730


1 For the period ended 9/30/05. Past performance is no indication of future performance. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 12/20/94 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.






--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005           7

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2005



Tax-Managed Small Cap Fund



Objective
The investment objective of the Tax-Managed Small Cap Fund (the "Fund") is high long-term after-tax returns by investing in the equity securities of small companies. The Fund attempts to maximize after-tax returns to investors through investing in undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible.


Strategy
With respect to this Fund, SEI Investments Management Corporation ("SIMC") employs a multi-manager structure to gain exposure to the entire small/mid cap universe, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is jointly sub-advised by seven investment managers. Assets of the Fund are strategically allocated among the seven sub-advisers, each of which has a responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a particular expertise or sub-style to the Fund. The Fund is sub-advised by BlackRock Advisors, Inc. (BlackRock), David J. Greene and Company LLC (DJG), Delaware Management Company (Delaware), LSV Asset Management (LSV), Mazama Capital Management Inc. (Mazama), McKinley Capital Management, Inc. (McKinley) and Parametric Portfolio Associates (Parametric). BlackRock focuses on attractively valued companies with a near term business catalyst. DJG looks for undervalued securities that are misunderstood by the marketplace. Delaware focuses on sustainable business models at attractive valuations. LSV's disciplined proprietary screening model ranks stocks based on price to book, price to cash flow, past sales performance, and likelihood of near-term appreciation. Mazama invests primarily in stocks entering extended periods of growth not yet understood by the market. McKinley emphasizes acceleration of the growth rate of companies relative to the market's expectations and companies with positive earnings surprises. SIMC recently hired Parametric Portfolio Associates ("Parametric") into the Fund. Parametric has been managing assets in the Tax-Managed Large Cap Fund for several years. Parametric invests in both value and growth small-cap stocks through a quantitative process which aggressively harvests tax-losses in the portfolio.


Analysis
The Russell 2500 Index gained 21.29% during the fiscal year ended September 30, 2005, with roughly even returns between its value and growth components. The energy sector posted the largest return for the period by far. Rising oil prices due to increasing demand from the global economic expansion and concerns over a limited supply -- made increasingly clear after the impact of Hurricane Katrina -- have made this sector the best performing sector in the last year. Capital goods stocks also performed well, especially in the latter part of 2004, when the economic cycle was in its earlier stages, and during the third quarter of 2005, due to anticipated need with regard to the rebuilding of New Orleans. Investors did not show much tolerance for risk as securities with higher long-term earnings growth expectations lagged the broad market returns. Consequently, performance lagged in the growth-oriented information technology, financials and consumer discretionary sectors.

The Tax-Managed Small Cap Fund gained 20.80% for Class A shares over the past 12 months. The Fund's pharmaceuticals and biotech stocks performed extremely well versus the broad market, though retailing securities mitigated some of the return. Four of the seven managers outperformed their respective markets. Value managers BlackRock and LSV were helped by securities in the capital goods and information technology areas, respectively. DJG's underweight in regional banks augmented its return, though poor performance in retailing and information technology mitigated performance. McKinley outperformed due to stock selection in both the information technology and telecom sectors, while Mazama and Delaware, also growth managers, added return through superior stock selection in pharmaceuticals and biotech. However, poor performance in retailing and energy caused Delaware to trail its market. Parametric invests in both value and growth small-cap stocks through a quantitative process which aggressively harvests tax-losses in the portfolio.




--------------------------------------------------------------------------------
8           SEI Institutional Managed Trust / Annual Report / September 30, 2005

Tax-Managed Small Cap Fund:

AVERAGE ANNUAL TOTAL RETURN 1
-------------------------------------------------------------
                                     Annualized   Annualized
                          One Year       3 Year    Inception
                            Return       Return      to Date
-------------------------------------------------------------
Tax-Managed Small Cap Fund,
Class A                     20.80%       23.05%       7.17%
-------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Small Cap Fund, Class A, versus the Russell 2500 Index

[LINE GRAPH OMITTED]

                  Tax-Managed Small Cap Fund, Class A        Russell 2500 Index
10/31/00          $100,000                                   $100,000
09/30/01            81,561                                     83,511
09/30/02            75,460                                     77,290
09/30/03           100,083                                    104,797
09/30/04           116,396                                    124,195
09/30/05           140,607                                    150,636


1 For the period ended 9/30/05. Past performance is no indication of future performance. Fund shares were offered beginning 10/31/00. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005           9

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2005



Small Cap Value Fund



Objective
The investment objective of the Small Cap Value Fund (the "Fund") is to provide capital appreciation by investing in equity securities of smaller companies. The Fund invests in the stocks of companies it believes are attractively valued in light of such fundamental characteristics as earnings, capital structure and/or return on invested capital among other factors.


Strategy
With respect to this Fund, SEI Investments Management Corporation ("SIMC") employs a multi-manager structure to gain exposure to the entire small cap value sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is sub-advised by seven investment managers. Assets of the Fund are strategically allocated among its seven sub-advisers, each of which has a responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a particular expertise or sub-style to the Fund. Using a bottom-up process, Artisan Partners Limited Partnership (Artisan) seeks to identify companies which are currently trading below the intrinsic value of business that have little institutional following. BlackRock Advisors, Inc. (BlackRock) focuses on attractively valued companies with a near term business catalyst. David J. Greene and Company LLC
(DJG) invests in complex multi-segment businesses often possessing several growth areas masked by a slower growing parent. Lee Munder Investment, Ltd. (Lee Munder) uses a classic value approach of identifying quality businesses at attractive valuations. LSV Asset Management (LSV) invests in companies trading at deep discounts to their intrinsic value and near term earnings visibility. Martingale Asset Management, L.P. (Martingale) employs a systematic approach focused on relative valuation, sustainable growth, and management quality. Wellington Management LLP (Wellington) utilizes a unique risk/reward relative valuation assessment to identify attractive real estate investments. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk and must therefore be weighted accordingly.


Analysis
The Russell 2000 Value Index gained 17.75% for the fiscal year ended September 30, 2005. The energy sector posted the largest return for the period by far. Rising oil prices due to increasing demand from the global economic expansion and concerns over a limited supply -- made increasingly clear after the impact of Hurricane Katrina -- have made this sector the best performing sector in the last year. Capital goods stocks also performed well, especially in the latter part of 2004, when economic growth gained visibility, and during the third quarter of 2005, due to anticipated need with regard to the rebuilding of New Orleans. Investors did not show much tolerance for risk as securities with higher long-term earnings growth expectations lagged the broad market returns. Consequently, performance lagged in the growth-oriented information technology, financials and consumer discretionary sectors.

The Small Cap Value Fund gained 21.21% for Class A shares in the last 12 months, with each manager outperforming the broad market for the period. Relative outperformance in the financials and health care sectors told much of the story for the Fund as a whole. On a manager level, Artisan's large overweight to the energy sector greatly boosted its returns, while Lee Munder, DJG, and BlackRock all had superior stock selection in the health care sector. LSV and Martingale's stock picks in capital goods helped performance, as did their disciplined approaches to companies with attractive valuations, which were favored in this market environment. On the other side, individual securities in the consumer discretionary sector mitigated performance for over half of the managers. Finally, Wellington's outperformance was due to strong and broad stock selection within Real Estate Investment Trust (REIT) securities.






--------------------------------------------------------------------------------
10          SEI Institutional Managed Trust / Annual Report / September 30, 2005

Small Cap Value Fund:

AVERAGE ANNUAL TOTAL RETURN 1
------------------------------------------------------------------------
                         Annualized  Annualized  Annualized  Annualized
                One Year     3 Year      5 Year     10 Year   Inception
                  Return     Return      Return      Return     to Date
------------------------------------------------------------------------
Small Cap Value Fund,
Class A           21.21%     25.34%      14.71%       12.96%    14.07%
------------------------------------------------------------------------
Small Cap Value Fund,
Class I           20.88%     24.99%         NA          NA      14.96%
------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Value Fund, Class A, versus the Russell 2000 Value Index

[LINE GRAPH OMITTED]

           Small Cap Value Fund, Class A            Russell 2000 Value Index
9/30/95    $100,000                                 $100,000
9/30/96     110,860                                  113,480
9/30/97     163,142                                  161,879
9/30/98     140,824                                  141,175
9/30/99     147,119                                  149,405
9/30/00     170,275                                  172,354
9/30/01     175,588                                  182,023
9/30/02     171,725                                  179,366
9/30/03     222,006                                  236,153
9/30/04     278,995                                  296,749
9/30/05     338,169                                  349,422


1 For the period ended 9/30/05. Past performance is no indication of future performance. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 12/20/94 and Class I Shares were offered beginning 2/11/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          11

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2005



Small Cap Growth Fund



Objective
The investment objective of the Small Cap Growth Fund (the "Fund") is to provide long-term capital appreciation by investing in equity securities of smaller companies. The Fund invests in the stocks of companies that have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectation from sell side analysts and relative variation among other considerations.


Structure
SEI Investments Management Company ("SIMC") recently hired Martingale Asset Management, L.P. (Martingale) into the Small Cap Growth Fund. Martingale employs a systematic approach focused on relative valuation, sustainable growth, and management quality, and has been managing assets for SIMC since 1996.


Strategy
With respect to this Fund, SIMC employs a multi-manager structure to gain exposure to the entire universe of small cap growth stocks, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is jointly sub-advised by six investment managers. Assets of the Fund are strategically allocated among its six sub-advisers, each of which has a responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a particular expertise or sub-style to the Fund. Mazama Capital Management Inc. (Mazama) invests primarily in stocks entering extended periods of growth not yet understood by the market. Wellington Management Company LLP (Wellington) focuses on companies that demonstrate growth at reasonable prices. Delaware Management Company (Delaware) focuses on companies with sustainable growth models that are attractively valued. Lee Munder Investments Ltd. (Lee Munder) seeks companies growing faster than the market while attempting to differentiate an attractive stock from a good company. McKinley Capital Management Inc. (McKinley) emphasizes acceleration of the growth rate of companies relative to the market's expectations, and companies with positive earnings surprises. Martingale employs a systematic approach focused on relative valuation, sustainable growth, and management quality. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk and must therefore be weighted accordingly.


Analysis
For the 12 months ended September 30, 2005, the Russell 2000 Growth Index gained 17.95%. The energy sector was the clear winner over this period, with returns more than double those of the second-highest performing sector. Rising oil prices, from the shortage of oil and natural gas which was recently enhanced by Hurricane Katrina, drove returns for the energy sector. Capital goods stocks also performed well, especially in the latter part of 2004, when economic growth gained visibility, and during the third quarter of 2005, due to anticipated need with regard to the rebuilding of New Orleans. Investors did not show much tolerance for risk, as securities with higher long-term earnings growth expectations lagged the broad market returns. Consequently, performance lagged in the growth-oriented information technology, financials and consumer discretionary sectors.

The Small Cap Growth Fund posted a return of 17.97% for Class A shares over the last 12 months. Stock selection in the financials and retailing areas enhanced returns, though stocks in health care and equipment somewhat detracted from the Fund's relative performance. Two of the growth managers, Wellington and McKinley, outperformed the broad market. Wellington's sizeable overweight to energy and individual retailing stock performance boosted its returns, while an overweight to pharmaceuticals and biotech and stock selection in capital goods helped McKinley. Delaware slightly trailed the broad market, as its superior stock selection could not fully counter the substantial detraction from an underweight to energy. Lee Munder was on the right side of the energy bet, but had poor stock selection within the health care sector. Both Mazama and Martingale saw below-average performances in energy and information technology sectors.







--------------------------------------------------------------------------------
12          SEI Institutional Managed Trust / Annual Report / September 30, 2005

Small Cap Growth Fund:

AVERAGE ANNUAL TOTAL RETURN 1
------------------------------------------------------------------------
                         Annualized  Annualized  Annualized  Annualized
                One Year     3 Year      5 Year     10 Year   Inception
                  Return     Return      Return      Return     to Date
------------------------------------------------------------------------
Small Cap Growth Fund,
Class A           17.97%     22.90%      -3.73%       8.05%      11.89%
------------------------------------------------------------------------
Small Cap Growth Fund,
Class I           17.64%     22.59%        NA           NA        3.06%
------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Small Growth Fund, Class A, versus the Russell 2000 Growth Index

[LINE GRAPH OMITTED]

            Small Cap Growth Fund, Class A           Russell 2000 Growth Index
9/30/95     $100,000                                 $100,000
9/30/96      126,560                                  112,610
9/30/97      148,366                                  138,904
9/30/98      109,005                                  104,414
9/30/99      168,957                                  138,485
9/30/00      262,357                                  179,560
9/30/01      149,989                                  103,085
9/30/02      116,827                                   84,365
9/30/03      171,350                                  119,562
9/30/04      183,858                                  133,814
9/30/05      216,898                                  157,860

1 For the period ended 9/30/05. Past performance is no indication of future performance. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 4/20/92 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would been lower.






--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          13

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2005



Mid-Cap Fund



Objective
The investment objective of the Mid-Cap Fund (the "Fund") is to provide long-term capital appreciation by investing primarily in equity securities of mid-sized companies in a core style.


Strategy
Martingale Asset Management, L.P. employs a systematic approach focused on valuation, relative performance and management quality. They select stocks of companies that have low price-earnings ratios and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions.


Analysis
The Russell Mid-Cap Index continued its upward track, gaining 25.10% for the fiscal year ended September 30, 2005. The energy sector was by far the biggest contributor to the performance of the Index over the past year. Rising oil prices, from the shortage of oil and natural gas which was recently enhanced by Hurricane Katrina, drove returns for the energy sector. Though all sectors showed positive returns over the period, the consumer discretionary sector -- especially retailing securities -- lagged the broader market, suffering from several disappointing earnings releases during the course of the third quarter. In addition, utilities faired well while materials underperformed.

The Fund posted a return of 28.15% for Class A shares over the prior 12 months. The Fund benefited from positive stock selection across most sectors, especially financials, utilities and health care. An underweight to regional banks also boosted returns, as both the expectation for the Fed to raise interest rates through year end and the flattening yield curve hurt small banks. The sub-adviser's focus on relative valuation, sustainable growth and management quality was beneficial during this period as the high beta, more growth oriented companies tended to underperform. Stock selection in consumer discretionary, particularly in the consumer durables and apparel industry, detracted somewhat from the Fund's return, as did an underweight to the energy sector. Going forward, the portfolio will continue to be broadly diversified across all sectors, and will provide exposure to mid cap stocks in the domestic equity stock market.




Mid-Cap Fund:

AVERAGE ANNUAL TOTAL RETURN 1
------------------------------------------------------------------------
                         Annualized  Annualized  Annualized  Annualized
                One Year     3 Year      5 Year     10 Year   Inception
                  Return     Return      Return      Return     to Date
------------------------------------------------------------------------
Mid-Cap Fund,
Class A           28.15%     26.40%       9.43%      12.57%      12.36%
------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Mid-Cap Fund, Class A, versus the Russell Mid-Cap Index

[LINE GRAPH OMITTED]

                     Mid-Cap Fund, Class A           Russell Mid-Cap Index
9/30/95              $100,000                        $100,000
9/30/96               116,030                         116,040
9/30/97               166,074                         156,724
9/30/98               140,482                         147,305
9/30/99               163,703                         175,955
9/30/00               208,133                         231,592
9/30/01               167,359                         179,808
9/30/02               161,770                         163,661
9/30/03               208,553                         217,064
9/30/04               254,915                         261,671
9/30/05               326,673                         327,350

1 For the period ended 9/30/05. Past performance is no indication of future performance. Fund shares were offered beginning 2/16/93. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.




--------------------------------------------------------------------------------
14          SEI Institutional Managed Trust / Annual Report / September 30, 2005

Managed Volatility Fund



Objective
The investment objective of the Managed Volatility Fund (the ("Fund") is to invest in common stocks and other equity securities, and employs a broad range of investment strategies intended to generate capital appreciation, but with a lower level of volatility than the broad U.S. equity markets.


Strategy
The Fund uses a multi-manager approach, relying on sub-advisers with differing investment approaches to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation ("SIMC"). Each sub-adviser, in managing its portion of the Fund's assets, employs investment strategies intended to achieve returns similar to that of the broad U.S. equity markets, but with a lower level of volatility over the long-term. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weights securities based on their total expected risk and return, without regard to market capitalization, industry or tracking error targets relative to the broad market. As such, the Fund is expected to have meaningful differentiations in terms of sector weights and short-term performance relative to broad market indices.

The Fund utilizes Aronson + Johnson + Ortiz LP and Analytic Investors, Inc. as sub-advisers and each brings a differentiated investment and risk model.


Analysis
The Fund gained 14.94% for Class A shares for the period October 28, 2004 through September 30, 2005, which represents the inception date of the Fund through the fiscal year-end. The S&P 500 Composite Index returned 12.25% for the fiscal year ended September 30, 2005.

The U.S. Equity market posted double digit gains for the fiscal year ended September 30, 2005. Most of this return came in the fourth quarter of 2004, as the markets gained from a decisive U.S. presidential election, positive earnings releases, and an uptick in merger and acquisition activity. The total return for the first nine months of 2005 was modest, as surging energy costs, steadily rising short-term interest rates, and uncertainty from two destructive hurricanes weighed down the markets. Stocks with value characteristics outperformed those classified with higher expected growth for the fiscal year, continuing a multi-year trend. Most of this differential was explained by the exceptional performance of the value-oriented energy and utility sectors, up 63% and 38% for the fiscal year, respectively. Strong demand and limited excess capacity buoyed prices in the energy sector, as oil flirted with $70 per barrel before settling in the mid-$60s at fiscal year-end. The utility sector advanced due to the anticipation of future consolidation within the industry. Financials as a whole lagged as rising interest rates and a flattening yield curve dimmed the future prospects for many of these firms. Retail firms struggled as the consumer became squeezed by higher interest rates and energy costs. Finally, stocks in the smaller end of the large cap spectrum outperformed the mega-capitalization stocks.

Given that the Fund is not managed against a specific benchmark, we would expect it to vary significantly from the broad market performance on a shorter-term basis. In particular, the Fund generally favors stocks with relatively low beta to the overall equity market, such as utilities and consumer staples, and largely avoids stocks with high beta, such as information technology. For the fiscal period, the Fund's significant weighting in utilities drove the positive relative returns.


Managed Volatility Fund:

AVERAGE ANNUAL TOTAL RETURN 1
------------------------------------------------------
                                           Cumulative
                                            Inception
                                              to Date
------------------------------------------------------
Managed Volatility Fund, Class A              14.94%
------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Managed Volatility Fund, Class A, versus the S&P 500 Composite Index

[LINE GRAPH OMITTED]

          Managed Volatility Fund, Class A         S&P 500 Composite Index
10/31/04  $100,000                                 $100,000
9/30/05    114,580                                  110,553

1 For the period ended 9/30/05. Past performance is no indication of future performance. Fund shares were offered beginning 10/28/04. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          15

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2005



Real Estate Fund



Objective
The investment objective of the Real Estate Fund (the "Fund") is to provide total return, including current income and capital appreciation, by investing in real estate securities.


Strategy
With respect to this Fund, SEI Investments Management Corporation ("SIMC") employs a multi-manager structure to gain exposure to the entire real estate sector in the United States. The Fund is non-diversified, and expects to hold a small number of securities, thus increasing the importance of each holding. The Fund will invest at least 80% of its net assets in equity securities of real estate investment companies and real estate operating companies. The Fund is jointly sub-advised by two investment managers. Assets of the Fund are strategically allocated among its two sub-advisors, each of which has a responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a particular expertise or sub-style to the Fund. Security Capital Research and Management Incorporated (Security Capital) integrates research on real estate sub-market analysis with fundamental company analysis to find attractively priced securities. Wellington Management Company LLP (Wellington) utilizes a unique risk/reward relative valuation assessment to identify attractive real estate investments.


Analysis
The Wilshire Real Estate Securities (Full Cap) Index rose 29.04% for the year ended September 30, 2005. The continued rally in the real estate segment of the market was broad-based with all real estate industries posting positive returns. Two of the biggest contributors to the Index's performance during the period were the office and regional mall holdings. The office industry, the largest in the benchmark, posted strong relative performance as a result of improving underlying fundamentals. The gains in regional malls, which had the highest return of any industry, are attributable to a continued favorable operating environment for retail companies and the ongoing consolidation within regional malls.

The Real Estate Fund returned 29.97% for Class A shares for the year ended September 30, 2005. Wellington had substantial influence on the Fund, as its stock selection in diversified and regional mall holdings drove the Fund's performance. In addition, Wellington's position in iStar Financial, a mortgage-backed company that lends to various corporate and private real estate owners, was very volatile over the period and detracted from the portfolio. Security Capital positively contributed to the Fund's performance with an overweight in apartments and an underweight to the Industrial industry. The manager's stock selection in strip malls also enhanced returns.





--------------------------------------------------------------------------------
16          SEI Institutional Managed Trust / Annual Report / September 30, 2005

Real Estate Fund:

AVERAGE ANNUAL TOTAL RETURN 1
---------------------------------------------------------------
                                                    Annualized
                                    One Year         Inception
                                      Return           to Date
---------------------------------------------------------------
Real Estate Fund, Class A             29.97%            27.12%
---------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Real Estate Fund, Class A, versus the Wilshire Real Estate Securities (Full Cap) Index

[LINE GRAPH OMITTED]

                                          Wilshire Real Estate Securities
          Real Estate Fund, Class A       (Full Cap) Index
11/30/03  $100,000                        $100,000
9/30/04    119,853                         119,439
9/30/05    155,773                         154,125

1 For the period ended 9/30/05. Past performance is no indication of future performance. Fund shares were offered beginning 11/13/03. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          17

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2005



Core Fixed Income Fund



Objective
The Core Fixed Income Fund (the "Fund") seeks to provide current income and preservation of capital.

Strategy
The Fund's investment strategy focuses on sector rotation, both among and within sectors, and issue selection. Risk is principally controlled by explicitly limiting fund interest rate exposure relative to the Lehman Aggregate Bond Index. The Fund's sub-advisers focus on four key areas in determining portfolio structure: duration weighting, term structure, sector allocation and issue selection. While the duration and term structure decision underlie the implementation process, the sub-advisers primarily concentrate on sector and issue selection to add value. In addition, the sub-advisers may engage in currency transactions using futures, foreign currency forward contracts and other derivatives either to seek to hedge the Fund's currency exposure or to enhance the Fund's return.


Analysis
The fiscal year ended September 30, 2005 proved to be a challenging environment for fixed income investors as the market generated yet another year of positive performance but only a modest return. Fairly robust economic growth prompted interest rate expectations for yields to move higher and the Federal Reserve delivered on those expectations, increasing the Federal Funds rate by 25 basis points at each of their eight meetings, for a total of 200 basis points. Inflation concerns vacillated during the period as slowing productivity, a rebounding labor market and escalating oil and commodity prices put pressure on the market but unwavering investor demand and limited supply allowed long term interest rates to actually decline. The yield on the two year U.S. Treasury climbed over 1.50% to 4.16%, while the 30-year U.S. Treasury yield declined 0.32% to 4.56%.

All sectors of the market, except the Credit sector, generated positive excess returns of approximately 75 basis points. The Credit sector delivered only 29 basis points of outperformance as corporate bonds valuations suffered from the volatility associated with the rating agency downgrades of General Motors and Ford Motor. Additionally, credit fundamentals, while still strong, have appeared to peak, as corporations started to exhibit more shareholder friendly activity. Similar to last year, longer maturity bonds generated higher returns than shorter bonds as long term interest rates declined and prices increased. Unlike last year though, lower quality investment grade bonds did not outperform but instead only matched the returns of bonds rated A or higher.

The investment-grade fixed income market returned 2.80% for the fiscal year, as measured by the Lehman Aggregate Bond Index. The Core Fixed Income Fund, Class A posted a 2.83% return for the same period due primarily to interest rate strategies and security selection. The Fund was rewarded by its shorter than benchmark duration which benefited in the rising interest rate environment and its flattening yield curve posture which also benefited when short rates rose more than long rates. Sector allocations provided mixed performance as an underweight to the Mortgage-backed security and Agency sectors modesty detracted from performance while an overweight allocation to the Asset-backed and Commercial Mortgage-backed sectors enhanced returns. The Fund's overall allocation to the Credit Sector was a slight negative. Security selection, except for select automotive bonds, contributed to the Fund's better than benchmark return. Finally, the Fund enjoyed the incremental return from TIPS (Treasury Inflation Protection Securities) as the perceived increase in inflation caused real yields to drop considerably and outperform nominal Treasuries.







--------------------------------------------------------------------------------
18          SEI Institutional Managed Trust / Annual Report / September 30, 2005

Core Fixed Income Fund:

AVERAGE ANNUAL TOTAL RETURN 1
------------------------------------------------------------------------
                         Annualized  Annualized  Annualized  Annualized
                One Year     3 Year      5 Year     10 Year   Inception
                  Return     Return      Return      Return     to Date
------------------------------------------------------------------------
Core Fixed Income,
Class A             2.83%     4.60%       6.49%       6.37%      7.21%
------------------------------------------------------------------------
Core Fixed Income,
Class I             2.48%     4.31%         NA          NA       5.01%
------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Core Fixed Income Fund, Class A versus the Lehman Aggregate Bond Index

[LINE GRAPH OMITTED]

             Core Fixed Income Fund, Class A      Lehman Aggregate Bond Index
9/30/95      $100,000                             $100,000
9/30/96       104,510                              104,880
9/30/97       114,752                              115,095
9/30/98       127,857                              128,331
9/30/99       126,629                              127,856
9/30/00       135,455                              136,794
9/30/01       153,064                              154,508
9/30/02       162,080                              167,796
9/30/03       172,826                              176,857
9/30/04       180,396                              183,365
9/30/05       185,501                              188,500

1 For the period ended 9/30/05. Past performance is no indication of future performance. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 5/1/87 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          19

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2005



High Yield Bond Fund



Objective
The investment objective of the High Yield Bond Fund (the "Fund") is to maximize total return by investing primarily in a diversified portfolio of higher yielding, lower rated fixed income securities. The strategy seeks to achieve a high level of total return through sector rotation and security selection.


Strategy
Fund strategy is to identify high yield market sectors and securities that offer investment opportunities through the analysis of macro-economic, interest rate, industry, and technical factors. Those companies that are best suited to benefit from the identified trends are then selected for investment. Risk is controlled through a high level of diversification, and by performing detailed and ongoing credit analysis on the companies considered and purchased.


Analysis
The Merrill Lynch U.S. High Yield Master II Constrained Index posted a 6.59% return during the 12-month period ended September 30, 2005, as strong corporate fundamentals continued to support the market. Moody's U.S. issuer-based default rates, which began the period near all-time low levels, fell even further over the most recent 12 months. The 2.37% reading is a seven-year low, and is only slightly above the all-time low reached in 1997. The ratio of upgraded to downgraded issuers was another source of support for the market. The current 12-month trailing figure of 1.1 is unchanged over the last year, and therefore remains at its highest level since 1998. While the aforementioned statistics demonstrate overall market health, several sources of uncertainty tempered the enthusiasm for high yield bonds, including rising short-term interest rates, high commodity prices, and further deterioration in the Automotive and Airlines sectors.

General Motors and Ford Motor, the two largest U.S. automakers, were both downgraded to junk status in mid-2005. Both companies have been negatively impacted by declining market share, high input and commodity prices, and ballooning pension and healthcare costs. The debt of the two companies comprises nearly 10% of most unconstrained high yield indices and slightly less than 4% of constrained high yield indices, like the one used by SEI. Auto parts suppliers also struggled during the period with several, including Intermet, Tower Automotive, and Collins & Aikman, filing for bankruptcy. Delphi, the largest auto supplier and former subsidiary of GM, filed for bankruptcy in October 2005. In the Airline sector, Delta Air Lines and Northwest Airlines filed for bankruptcy, joining other legacy carriers United Air Lines and US Air. The longstanding issues facing these companies, including high legacy and fuel costs, and competition from low-cost carriers, again proved to be too much to overcome.

The High Yield Bond Fund outpaced the index with a 6.71% gain for Class A shares return during the period. The two biggest positive contributors to the Fund's relative performance were its minimal allocation to the Airlines sector and security selection in the Wireless Communications sector. The Fund's positions in regional and rural Wireless providers rebounded sharply over the last 12 months. These companies benefited from an uptick in Mergers and Acquisitions activity and strong operational performance. Security selection in the Healthcare sector was the largest performance detractor. While the sector performed in line with the overall market, the Fund held positions in two underperforming bonds -- Medquest, which announced accounting issues, and Elan Financial, which announced unfavorable results from studies surrounding its market-leading multiple sclerosis drug.






--------------------------------------------------------------------------------
20          SEI Institutional Managed Trust / Annual Report / September 30, 2005

High Yield Bond Fund:

AVERAGE ANNUAL TOTAL RETURN 1
------------------------------------------------------------------------
                         Annualized  Annualized  Annualized  Annualized
                One Year     3 Year      5 Year     10 Year   Inception
                  Return     Return      Return      Return     to Date
------------------------------------------------------------------------
High Yield Bond Fund,
Class A             6.71%    12.34%       7.33%       7.20%       7.87%
------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the High Yield Bond Fund, Class A, versus the CS First Boston High Yield Index and the Merrill Lynch U.S. High Yield Master II Constrained Index.2*

[LINE GRAPH OMITTED]

                                                      Merril Lynch
                                  CS First            U.S. High Yield
           High Yield Bond        Boston High         Master II Constrained
           Fund, Class A          Yield Index         Index 2*
9/30/95    $100,000               $100,000
9/30/96     115,460                110,770
9/30/97     133,125                128,183            $133,125
9/30/98     136,121                127,516             136,427
9/30/99     140,899                132,553             141,693
9/30/00     140,772                135,098             142,968
9/30/01     134,071                128,438             134,204
9/30/02     141,378                132,099             132,755
9/30/03     169,484                169,152             170,988
9/30/04     187,856                191,683             192,071
9/30/05     200,461                203,778             204,729

1 For the period ended 9/30/05. Past performance is no indication of future performance. Fund shares were offered beginning 1/11/95. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.
2 The performance of the Merrill Lynch U.S. High Yield Master II Constrained Index is shown on the line graph beginning from 9/30/97, with an initial value of $133,125, which equals the value at the point in time of the original $100,000 investment in the Fund. The Merrill Lynch U.S. High Yield Master II Contstrained Index was first established on 12/31/96.
* Previously the Fund's return had been compared to the CS First Boston Global High Yield index, but the sub-advisers believe that the Merrill Lynch U.S. High Yield Master II Constrained Index is more representative of the Fund's investment universe.





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          21

STATEMENT OF NET ASSETS



Tax-Managed Large Cap Fund

September 30, 2005
-------------------------------------------------------------
SECTOR WEIGHTINGS# (UNAUDITED):
[BAR GRAPH OMITTED]
29.0%  Financials
13.4%  Information Technology
11.9%  Consumer Discretionary
10.7%  Health Care
8.4%   Energy
6.5%   Industrials
5.9%   Consumer Staples
4.8%   Short-Term Investments
2.6%   Utilities
2.4%   Telecommunication Services
2.4%   Asset-Backed Securities
2.0%   Materials
0.0%   U.S. Treasury Obligations
0.0%   Warrants

#Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 98.8%
CONSUMER DISCRETIONARY -- 14.2%
   Abercrombie & Fitch, Cl A (B)      22,100      $    1,102
   Amazon.Com (B)*                     7,700             349
   American Eagle Outfitters          62,600           1,473
   Apollo Group, Cl A (B)*            98,150           6,516
   Autoliv                            85,500           3,719
   Autonation (B)*                    62,300           1,244
   Autozone*                           3,200             266
   Barnes & Noble*                    22,100             833
   Beazer Homes USA (B)               10,600             622
   Bed Bath & Beyond (B)*            118,200           4,749
   Belo, Cl A                          1,100              25
   Best Buy                           15,375             669
   Big Lots (B)*                       6,400              70
   Black & Decker                      1,500             123
   Borders Group                      19,300             428
   BorgWarner                         24,500           1,383
   Brinker International (B)*          3,100             116
   Brunswick                           2,700             102
   Cablevision Systems, Cl A*         19,800             607
   Career Education*                   4,727             168
   Carmax*                             4,080             128
   Carnival (B)                      117,700           5,883
   Cavco Industries*                     260               9
   CBRL Group                          5,000             168
   CEC Entertainment*                  3,000              95
   Centex                             15,600           1,007
   Cheesecake Factory (B)*             2,250              70
   Clear Channel Communications      112,260           3,692
   Coach*                              7,200             226
   Comcast, Cl A (B)*                216,683           6,366
   Comcast, Special Cl A*              9,400             271
   Cumulus Media, Cl A*                4,800              60
   Dana (B)                           91,900             865
   Darden Restaurants                 98,500           2,991
   Delphi                             79,200             219


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   DeVry*                              2,042      $       39
   Dex Media                          13,700             381
   Dillard's, Cl A                     4,800             100
   DIRECTV Group*                     29,965             449
   Discovery Holding, Cl A*            9,560             138
   Dollar General                      6,800             125
   Dollar Tree Stores*                 6,300             136
   Dow Jones                             900              34
   DR Horton                          80,599           2,919
   DreamWorks Animation, Cl A*        11,200             310
   Eastman Kodak (B)                  72,300           1,759
   eBay (B)*                         745,768          30,726
   EchoStar Communications, Cl A*     10,700             316
   Education Management*               1,400              45
   Expedia*                            6,870             136
   Federated Department Stores (B)    62,192           4,159
   Foot Locker                        10,700             235
   Ford Motor (B)                    442,300           4,361
   Fortune Brands                     14,620           1,189
   Furniture Brands International      1,800              32
   GameStop, Cl A (B)*                 2,900              91
   GameStop, Cl B*                       722              21
   Gannett (B)                        25,500           1,755
   Gap                                25,900             451
   General Motors (B)                 59,500           1,821
   Gentex (B)                          9,000             157
   Genuine Parts                       9,900             425
   Goodyear Tire & Rubber (B)*        58,400             910
   H&R Block                          13,600             326
   Harley-Davidson (B)                12,500             606
   Harrah's Entertainment             55,816           3,639
   Hasbro (B)                         46,600             916
   Hearst-Argyle Television            1,400              36
   Hilton Hotels                      16,500             368
   Home Depot                        230,300           8,784
   IAC/InterActive (B)*               45,370           1,150
   International Game Technology     272,400           7,355
   Interpublic Group (B)*             41,600             484
   ITT Educational Services*           1,200              59
   J.C. Penney                        49,200           2,333
   Johnson Controls (B)               26,000           1,613
   Jones Apparel Group                 4,900             140
   KB Home (B)                        27,000           1,976
   Knight-Ridder (B)                   2,400             141
   Kohl's (B)*                       166,100           8,335
   Lamar Advertising, Cl A (B)*       41,260           1,872
   Lear                                1,400              48
   Leggett & Platt                     9,500             192
   Lennar, Cl A (B)                   20,200           1,207
   Lennar, Cl B                          520              29
   Liberty Global, Cl A (B)*         204,780           5,545
   Liberty Global, Ser C*            204,780           5,273
   Liberty Media, Cl A*              196,200           1,579





--------------------------------------------------------------------------------
22          SEI Institutional Managed Trust / Annual Report / September 30, 2005

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Limited Brands                     63,100      $    1,289
   Liz Claiborne                       3,400             134
   Lowe's (B)                        225,880          14,547
   Marriott International, Cl A       81,260           5,119
   Mattel                             18,400             307
   Maytag (B)                         46,700             853
   McClatchy, Cl A                     1,900             124
   McDonald's                        409,100          13,701
   McGraw-Hill                       172,030           8,264
   MGM Mirage (B)*                   188,000           8,229
   Michaels Stores                    14,500             479
   Mohawk Industries*                  1,900             153
   Neiman-Marcus Group, Cl A (B)       1,800             180
   New York Times, Cl A (B)            3,200              95
   Newell Rubbermaid                   3,800              86
   News, Cl A                         73,488           1,146
   Nike, Cl B                         47,000           3,839
   Nordstrom                          51,600           1,771
   NVR (B)*                              400             354
   O'Reilly Automotive*                3,600             101
   Office Depot*                      35,900           1,066
   OfficeMax                           9,000             285
   Omnicom Group (B)                  57,100           4,775
   Outback Steakhouse                 12,100             443
   Petsmart                            3,400              74
   Pulte Homes                        20,000             858
   Radio One, Cl D*                    9,300             122
   RadioShack                          3,100              77
   Reebok International                2,100             119
   Ross Stores                         5,200             123
   Ruby Tuesday                        2,600              57
   Saks (B)*                          29,950             554
   Sears Holdings*                     5,381             670
   Shaw Communications, Cl B          42,300             887
   Sherwin-Williams                    6,200             273
   Sirius Satellite Radio (B)*        33,514             220
   Snap-On                             3,900             141
   Standard-Pacific                   34,600           1,436
   Stanley Works                      36,500           1,704
   Staples                           461,050           9,830
   Starbucks*                         16,700             837
   Starwood Hotels & Resorts
     Worldwide                        20,850           1,192
   Target (B)                        195,120          10,133
   Tiffany                            19,100             760
   Time Warner (B)*                  744,629          13,485
   TJX (B)                            24,000             492
   Toll Brothers (B)*                 22,800           1,019
   Tribune (B)                         5,700             193
   Univision Communications,
     Cl A (B)*                       188,250           4,994
   Valassis Communications (B)*       42,050           1,639
   VF                                 48,700           2,823
   Viacom, Cl B                      362,118          11,954
   Walt Disney (B)                   359,600           8,677

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Washington Post, Cl B                 200      $      161
   Wendy's International (B)          18,600             840
   Whirlpool (B)                      30,300           2,296
   Williams-Sonoma*                    4,000             153
   Wynn Resorts (B)*                   2,200              99
   XM Satellite Radio Holdings,
     Cl A (B)*                       255,300           9,168
   Yum! Brands                         9,600             465
                                                  ----------
                                                     309,705
                                                  ----------
CONSUMER STAPLES -- 7.1%
   Albertson's (B)                    61,100           1,567
   Altria Group (B)                  208,300          15,354
   Anheuser-Busch (B)                 32,200           1,386
   Archer-Daniels-Midland            114,157           2,815
   Avon Products                      22,400             605
   BJ's Wholesale Club*               16,900             470
   Brown-Forman, Cl B                  2,400             143
   Campbell Soup                      11,300             336
   Clorox                              7,900             439
   Coca-Cola                          79,982           3,454
   Coca-Cola Enterprises               9,500             185
   Colgate-Palmolive                  90,754           4,791
   ConAgra Foods (B)                  41,400           1,025
   Constellation Brands, Cl A*         6,000             156
   Costco Wholesale (B)               11,400             491
   CVS                                29,800             864
   Dean Foods*                        50,621           1,967
   Energizer Holdings (B)*            32,800           1,860
   Estee Lauder, Cl A (B)             77,000           2,682
   General Mills (B)                  72,200           3,480
   Gillette                          340,507          19,818
   Hershey                            22,600           1,273
   HJ Heinz                            3,500             128
   Hormel Foods                        4,000             132
   Kellogg                            12,500             577
   Kimberly-Clark                     84,700           5,042
   Kraft Foods, Cl A                   6,700             205
   Kroger (B)*                       183,400           3,776
   Loews-Carolina Group                5,300             210
   McCormick                           4,200             137
   Molson Coors Brewing, Cl B         10,900             698
   NBTY*                               2,000              47
   Pepsi Bottling Group               73,800           2,107
   PepsiAmericas                      38,200             868
   PepsiCo                           279,749          15,865
   Pilgrim's Pride                    27,200             990
   Procter & Gamble (B)              215,176          12,794
   Reynolds American (B)              44,400           3,686
   Safeway (B)                        84,034           2,151
   Sara Lee (B)                       34,800             659
   Smithfield Foods*                   2,700              80
   Supervalu                          93,200           2,900




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          23

STATEMENT OF NET ASSETS

September 30, 2005
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Sysco                              26,900      $      844
   TreeHouse Foods (B)*                3,904             105
   Tyson Foods, Cl A (B)              97,545           1,761
   UST (B)                            10,000             419
   Wal-Mart Stores                   422,030          18,493
   Walgreen                          233,900          10,163
   Whole Foods Market                  2,500             336
   WM Wrigley Jr. (B)                 55,560           3,994
                                                  ----------
                                                     154,328
                                                  ----------
ENERGY -- 10.1%
   Amerada Hess (B)                   12,200           1,677
   Anadarko Petroleum                 39,000           3,734
   Apache                             10,342             778
   Baker Hughes (B)                    4,500             269
   BJ Services (B)                     6,200             223
   Burlington Resources               48,600           3,952
   Chevron                           474,068          30,686
   Cimarex Energy*                     2,285             104
   ConocoPhillips                    498,330          34,838
   Cooper Cameron*                     9,800             725
   Cross Timbers Royalty Trust           105               6
   Devon Energy                       65,990           4,530
   El Paso (B)                       147,400           2,049
   ENSCO International (B)            12,200             568
   Exxon Mobil                     1,193,882          75,859
   Forest Oil*                         2,300             120
   Grant Prideco (B)*                  9,100             370
   Halliburton (B)                   173,900          11,916
   Helmerich & Payne                   4,300             260
   Kerr-McGee                          6,500             631
   Kinder Morgan                       4,500             433
   Marathon Oil (B)                   72,630           5,006
   Murphy Oil                         15,600             778
   Nabors Industries (B)*              7,900             567
   National Oilwell Varco*            10,430             686
   Newfield Exploration*              10,200             501
   Noble Energy                       20,400             957
   Occidental Petroleum               71,700           6,125
   Patterson-UTI Energy               14,000             505
   Peabody Energy (B)                  4,400             371
   PetroKazakhstan, Cl A              22,400           1,219
   Petro-Canada                       27,000           1,127
   Pioneer Natural Resources           9,900             544
   Pogo Producing                      6,900             407
   Pride International*                9,000             257
   Rowan*                             11,200             397
   Schlumberger                      171,071          14,435
   Smith International (B)            14,400             480
   Suncor Energy                      15,750             953
   Sunoco (B)                         24,200           1,892
   Talisman Energy                    27,000           1,319


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Tidewater                           1,900      $       92
   Unit*                               9,600             531
   Valero Energy                      49,015           5,542
   Western Gas Resources              19,000             973
   Williams                           10,500             263
   XTO Energy                         23,776           1,078
                                                  ----------
                                                     220,733
                                                  ----------
FINANCIALS -- 22.2%
   21st Century Insurance Group        9,000             144
   A.G. Edwards                       43,600           1,910
   Affiliated Managers Group (B)*      1,350              98
   Aflac                              19,300             874
   Allmerica Financial*               15,400             634
   Allstate                          153,300           8,476
   AMB Property+ (B)                   3,400             153
   AMBAC Financial Group               3,900             281
   American Express (B)              135,100           7,760
   American International Group      426,423          26,421
   AmeriCredit (B)*                   59,600           1,423
   Ameritrade Holding (B)*             8,700             187
   AmerUs Group                        1,200              69
   AmSouth Bancorp (B)                66,600           1,682
   Annaly Mortgage Management+ (B)     4,300              56
   AON (B)                            40,700           1,306
   Archstone-Smith Trust+              9,100             363
   Arden Realty+                       1,400              58
   Arthur J Gallagher                  1,900              55
   Astoria Financial                  78,900           2,085
   Axis Capital Holdings              70,650           2,014
   Bank of America (B)               825,994          34,774
   Bank of Hawaii (B)                  5,200             256
   Bank of New York                   28,800             847
   BB&T (B)                           84,000           3,280
   Bear Stearns                       47,200           5,180
   Boston Properties+                  3,200             227
   Brookfield Properties              48,000           1,415
   Camden Property Trust+              9,900             552
   Capital One Financial (B)           7,600             604
   CarrAmerica Realty+                 3,400             122
   CB Richard Ellis Group, Cl A*      24,900           1,225
   CBL & Associates Properties+       14,800             607
   Charles Schwab                  1,026,395          14,811
   Chicago Mercantile Exchange
     Holdings (B)                     30,200          10,186
   Chubb                              36,000           3,224
   Cincinnati Financial               28,004           1,173
   CIT Group                          21,500             971
   Citigroup                         924,762          42,095
   Citizens Banking                    1,800              51
   Comerica                           86,800           5,113
   Commerce Bancorp                   29,200             896




--------------------------------------------------------------------------------
24          SEI Institutional Managed Trust / Annual Report / September 30, 2005

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Compass Bancshares                  4,000      $      183
   Countrywide Financial (B)         130,898           4,317
   Crescent Real Estate Equities+     24,100             494
   Doral Financial (B)                 6,750              88
   Downey Financial                   11,800             719
   Duke Realty+                       11,100             376
   E*Trade Financial*                  3,700              65
   Endurance Specialty Holdings       25,800             880
   Equity Office Properties Trust+    44,600           1,459
   Equity Residential+                50,800           1,923
   Erie Indemnity, Cl A                7,000             369
   Fannie Mae                         93,140           4,175
   Fidelity National Financial        30,633           1,364
   First American                     45,600           2,083
   First Horizon National (B)         55,500           2,017
   First Marblehead (B)               15,500             394
   FirstMerit                          5,200             139
   Franklin Resources                110,500           9,278
   Freddie Mac                       184,170          10,398
   Friedman Billings Ramsey Group,
     Cl A+ (B)                        92,100             938
   General Growth Properties+ (B)     11,300             508
   Genworth Financial, Cl A (B)       19,600             632
   Golden West Financial (B)          35,540           2,111
   Goldman Sachs Group (B)           190,200          23,125
   Greater Bay Bancorp                 3,700              91
   Hartford Financial Services Group  65,000           5,016
   HCC Insurance Holdings              3,000              86
   Hibernia, Cl A                      1,800              54
   Highwoods Properties+ (B)           1,500              44
   Host Marriott+                     74,100           1,252
   Huntington Bancshares              54,400           1,222
   Independence Community Bank        29,000             989
   IndyMac Bancorp                    36,100           1,429
   Instinet Group*                     7,900              39
   Investment Technology Group*        2,400              71
   iStar Financial+                    5,400             218
   Janus Capital Group                21,900             316
   Jefferson-Pilot                    43,700           2,236
   JPMorgan Chase                    560,160          19,006
   Keycorp                           221,700           7,150
   Kimco Realty+                       3,200             101
   Legg Mason (B)                     79,800           8,753
   Lehman Brothers Holdings (B)       98,669          11,493
   Liberty Property Trust+             3,300             140
   Lincoln National (B)              100,200           5,212
   Loews                              32,200           2,976
   M&T Bank                            3,500             370
   Macerich+                           1,300              84
   Mack-Cali Realty+                   4,800             216
   Manulife Financial                  9,245             493
   Marsh & McLennan (B)               14,707             447
   Marshall & Ilsley                   9,200             400


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   MBIA (B)                           45,700      $    2,770
   MBNA                              181,303           4,467
   Mellon Financial                   25,100             802
   Mercantile Bankshares               1,300              70
   Merrill Lynch (B)                 182,600          11,203
   Metlife                           135,500           6,752
   MGIC Investment (B)                57,800           3,711
   Mills+                                900              50
   Moody's (B)                       227,230          11,607
   Morgan Stanley                    139,000           7,498
   National City (B)                 264,400           8,842
   Nationwide Financial Services,
     Cl A                             25,400           1,017
   New York Community Bancorp          4,474              73
   North Fork Bancorporation          54,528           1,390
   Northern Trust                      5,700             288
   Nuveen Investments, Cl A            2,400              95
   Old Republic International         34,350             916
   Peoples Bank                        4,500             130
   Phoenix (B)                        22,400             273
   Piper Jaffray*                        732              22
   Plum Creek Timber+ (B)              7,800             296
   PMI Group                          19,900             793
   PNC Financial Services Group       80,400           4,665
   Popular                            52,400           1,269
   Principal Financial Group (B)      79,800           3,780
   Progressive (B)                    21,400           2,242
   Prologis+ (B)                      13,854             614
   Protective Life                     4,000             165
   Providian Financial (B)*           78,100           1,381
   Prudential Financial               54,900           3,709
   Public Storage+                     4,100             275
   Radian Group (B)                   32,300           1,715
   Raymond James Financial             2,700              87
   Regency Centers+                    1,700              98
   Regions Financial (B)             104,080           3,239
   Safeco (B)                         46,200           2,466
   Simon Property Group+ (B)           7,100             526
   SLM (B)                            21,900           1,175
   Sovereign Bancorp                  15,600             344
   St. Joe                            20,400           1,274
   St. Paul Travelers                102,507           4,599
   State Street                          900              44
   SunTrust Banks (B)                 90,100           6,257
   SVB Financial Group*                3,100             151
   Synovus Financial                   1,800              50
   T Rowe Price Group                  5,000             326
   TCF Financial                       4,400             118
   TD Banknorth (B)                    2,254              68
   Torchmark (B)                       4,900             259
   Toronto-Dominion Bank               1,081              53
   Trizec Properties+                 20,700             477
   UnionBanCal                        25,100           1,750
   Unitrin                             1,100              52




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          25

STATEMENT OF NET ASSETS

September 30, 2005
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   UnumProvident (B)                  52,200      $    1,070
   US Bancorp                        351,361           9,866
   Vornado Realty Trust+ (B)          16,700           1,447
   Wachovia                          385,592          18,350
   Waddell & Reed Financial, Cl A      7,800             151
   Washington Mutual (B)             251,668           9,870
   Webster Financial                  17,500             787
   Weingarten Realty Investors+        1,400              53
   Wells Fargo                       185,200          10,847
   Whitney Holding                     2,400              65
   Willis Group Holdings              29,840           1,120
   XL Capital, Cl A                    4,700             320
   Zions Bancorporation               28,700           2,044
                                                  ----------
                                                     483,880
                                                  ----------
HEALTH CARE -- 12.8%
   Abbott Laboratories               114,000           4,834
   Advanced Medical Optics*            2,444              93
   Aetna                              24,300           2,093
   Affymetrix*                         3,200             148
   Alcon                               3,800             486
   Allergan (B)                      113,300          10,381
   American Pharmaceutical
     Partners (B)*                     1,800              82
   AmerisourceBergen (B)              35,838           2,770
   Amgen (B)*                        309,209          24,635
   Applera--Applied Biosystems
     Group (B)                       106,200           2,468
   Barr Pharmaceuticals*               3,300             181
   Bausch & Lomb                       1,500             121
   Baxter International               22,100             881
   Beckman Coulter                     1,200              65
   Becton Dickinson                    7,900             414
   Biogen Idec*                       10,440             412
   Biomet (B)                         10,050             349
   Boston Scientific*                 34,400             804
   Bristol-Myers Squibb (B)          123,600           2,974
   C.R. Bard                           3,800             251
   Cardinal Health                    32,930           2,089
   Caremark Rx*                      201,154          10,044
   Celgene (B)*                        4,000             217
   Cigna                              34,100           4,019
   Cooper                                700              54
   Coventry Health Care (B)*           1,500             129
   Cytyc*                              6,000             161
   Dade Behring Holdings              27,800           1,019
   DaVita (B)*                         4,650             214
   Dentsply International                900              49
   Eli Lilly                         171,623           9,185
   Express Scripts*                    3,000             187
   Fisher Scientific International*   41,710           2,588
   Forest Laboratories*               13,600             530


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Genentech (B)*                    360,800      $   30,383
   Genzyme*                           54,100           3,876
   Gilead Sciences*                   15,000             731
   Guidant                            13,700             944
   HCA                                25,500           1,222
   Health Management Associates,
     Cl A                             88,300           2,072
   Health Net (B)*                     3,200             152
   Hospira*                            4,710             193
   Humana*                            15,700             752
   ICOS (B)*                           2,300              64
   ImClone Systems (B)*                2,400              76
   IMS Health                          3,944              99
   Inamed*                             1,300              98
   Invitrogen (B)*                    16,700           1,256
   Johnson & Johnson                 247,587          15,667
   King Pharmaceuticals*             133,500           2,053
   Laboratory of America
     Holdings (B)*                     5,300             258
   Lincare Holdings*                   3,500             144
   Manor Care (B)                      3,700             142
   McKesson                            6,452             306
   Medco Health Solutions*            85,996           4,715
   Medicis Pharmaceutical, Cl A (B)    2,000              65
   Medimmune*                         12,500             421
   Medtronic                         497,313          26,666
   Merck                             291,235           7,925
   Mettler Toledo International*       2,300             117
   Millennium Pharmaceuticals*         7,900              74
   Millipore*                          1,400              88
   Mylan Laboratories                 19,800             381
   Omnicare                            2,544             143
   Patterson (B)*                      5,000             200
   PerkinElmer                       119,900           2,442
   Pfizer                          1,466,116          36,609
   Pharmaceutical Product Development* 4,300             247
   Quest Diagnostics                   4,800             243
   Renal Care Group*                   4,350             206
   Schering-Plough (B)                52,462           1,104
   Sepracor*                           1,700             100
   St. Jude Medical*                  30,600           1,432
   Steris                              5,400             129
   Stryker (B)                       149,810           7,405
   Thermo Electron*                    7,000             216
   UnitedHealth Group (B)            191,892          10,784
   Universal Health Services, Cl B    18,100             862
   Valeant Pharmaceuticals
     International (B)                12,000             241
   Varian Medical Systems*             1,600              63
   Waters*                             5,800             241
   Watson Pharmaceuticals*            37,200           1,362
   WellPoint*                        157,148          11,915
   Wyeth                             168,482           7,796
   Zimmer Holdings*                  141,470           9,746
                                                   ---------
                                                     279,353
                                                   ---------




--------------------------------------------------------------------------------
26          SEI Institutional Managed Trust / Annual Report / September 30, 2005

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
INDUSTRIALS -- 7.9%
   3M                                105,130      $    7,712
   ACCO Brands*                          963              27
   AGCO*                               1,800              33
   Allied Waste Industries (B)*       13,709             116
   American Power Conversion (B)       7,400             192
   American Standard                   7,200             335
   AMN Healthcare Services*            7,200             111
   Avery Dennison (B)                 17,400             912
   BearingPoint*                      12,900              98
   Boeing                             42,203           2,868
   Brink's                             1,300              53
   Burlington Northern Santa Fe      136,800           8,181
   C.H. Robinson Worldwide (B)         3,200             205
   Caterpillar                        28,600           1,680
   Cendant                           442,750           9,138
   ChoicePoint*                        2,600             112
   Cintas (B)                        124,100           5,094
   CNF (B)                            18,500             971
   Continental Airlines, Cl B (B)*     4,900              47
   Crane                               1,700              51
   CSX                                25,200           1,171
   Cummins (B)                        24,500           2,156
   Danaher                            10,200             549
   Deere                              39,100           2,393
   Deluxe                             27,900           1,121
   Dover                               6,100             249
   Dun & Bradstreet*                   1,600             105
   Eaton                              50,400           3,203
   Emerson Electric                   15,000           1,077
   Equifax                             7,600             266
   Expeditors International
     Washington (B)                  153,400           8,710
   Fastenal                           65,300           3,989
   FedEx                              13,400           1,168
   Flowserve*                         12,000             436
   Fluor                               1,500              97
   GATX                               25,500           1,009
   General Dynamics                    5,600             670
   General Electric                  922,109          31,047
   Goodrich                            7,900             350
   Harsco                              2,300             151
   Herman Miller                       1,900              58
   HNI                                24,100           1,451
   Honeywell International           103,500           3,881
   Hubbell, Cl B                      16,200             760
   Hudson Highland Group*              1,500              38
   IKON Office Solutions               5,300              53
   Illinois Tool Works                47,300           3,894
   Iron Mountain (B)*                  6,300             231
   ITT Industries                      4,000             454
   Jacobs Engineering Group*           1,040              70
   JetBlue Airways (B)*                6,600             116


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   L-3 Communications Holdings (B)    32,700      $    2,586
   Lockheed Martin (B)                80,800           4,932
   Manpower                           24,000           1,065
   Masco (B)                          73,900           2,267
   Monster Worldwide (B)*             10,000             307
   MSC Industrial Direct, Cl A (B)     4,000             133
   Navistar International*            21,900             710
   Norfolk Southern                  127,400           5,167
   Northrop Grumman                  150,534           8,182
   Paccar                              8,475             575
   Pall                                9,500             261
   Parker Hannifin                     7,800             502
   Pentair                             4,800             175
   PHH*                                1,915              53
   Pitney Bowes                        8,900             372
   Raytheon                           44,000           1,673
   Republic Services                   6,400             226
   Robert Half International           5,800             206
   Rockwell Automation                 6,000             317
   Rockwell Collins                    7,900             382
   RR Donnelley & Sons                48,700           1,805
   Ryder System                       19,800             678
   ServiceMaster                      14,400             195
   Shaw Group*                         3,100              76
   SIRVA*                             12,900              96
   Skywest                             8,800             236
   Southwest Airlines                 37,900             563
   SPX                                 2,100              97
   Steelcase, Cl A                     3,900              56
   Swift Transportation*               2,900              51
   Teekay Shipping (B)                32,800           1,412
   Textron                            26,400           1,893
   Timken                             36,700           1,087
   Union Pacific                      13,500             968
   United Parcel Service, Cl B       172,146          11,901
   United Rentals (B)*                 9,100             179
   United Technologies                42,144           2,185
   Viad                                  850              23
   Waste Management                   21,200             607
   Weight Watchers International*    150,000           7,737
   WW Grainger                         4,800             302
   York International                  1,400              79
                                                  ----------
                                                     171,176
                                                  ----------
INFORMATION TECHNOLOGY -- 16.1%
   3Com*                              12,800              52
   Acxiom                              2,400              45
   ADC Telecommunications (B)*         9,900             226
   Adobe Systems (B)                  19,800             591
   Advanced Micro Devices (B)*        12,900             325
   Advent Software*                    2,800              75
   Affiliated Computer Services, Cl A* 4,200             229





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          27

STATEMENT OF NET ASSETS

September 30, 2005
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Agilent Technologies*              14,100      $      462
   Altera*                            12,800             245
   American Tower, Cl A*              73,150           1,825
   Amkor Technology (B)*              16,800              74
   Amphenol, Cl A                      2,200              89
   Analog Devices (B)                 22,100             821
   Andrew (B)*                        18,500             206
   Apple Computer*                    25,600           1,372
   Applied Materials                  43,416             736
   Arrow Electronics*                 53,900           1,690
   Autodesk                            8,200             381
   Automatic Data Processing          64,700           2,785
   Avaya*                             15,100             156
   Avnet (B)*                         51,900           1,269
   AVX                                 9,900             126
   BEA Systems*                       19,700             177
   BMC Software*                       8,900             188
   Broadcom, Cl A (B)*                 7,000             328
   Cadence Design Systems (B)*        14,800             239
   CDW                                 3,590             212
   Ceridian*                           2,963              62
   Certegy                             1,400              56
   Checkfree (B)*                      3,200             121
   Cisco Systems*                  1,021,330          18,312
   Citrix Systems (B)*                28,500             717
   Cognizant Technology Solutions,
     Cl A*                             4,456             208
   Computer Associates International  24,600             684
   Computer Sciences (B)*             24,000           1,135
   Compuware*                          7,524              71
   Comverse Technology (B)*           21,100             554
   Convergys (B)*                     55,100             792
   Corning*                           36,800             711
   Cree (B)*                           1,800              45
   Crown Castle International (B)*   110,390           2,719
   CSG Systems International*          8,100             176
   Cypress Semiconductor (B)*         12,500             188
   Dell*                             444,630          15,206
   Diebold                             5,800             200
   DST Systems*                        1,700              93
   Electronic Arts (B)*               80,220           4,564
   Electronic Data Systems (B)        56,700           1,272
   EMC*                              605,256           7,832
   Fair Isaac                         25,750           1,154
   Fairchild Semiconductor
     International*3,400            51
   First Data                        620,625          24,825
   Fiserv (B)*                       127,550           5,851
   Flextronics International*         16,800             216
   Freescale Semiconductor, Cl B (B)* 14,431             340
   Global Payments                     2,000             155
   Google, Cl A (B)*                  27,288           8,636
   Harris                              6,000             251
   Hewlett-Packard                   493,027          14,396
   Ingram Micro, Cl A*               147,600           2,737


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Integrated Device Technology*       9,200      $       99
   Intel                             667,233          16,447
   International Business Machines    92,700           7,436
   International Rectifier*            1,900              86
   Intersil, Cl A                      5,500             120
   Intuit*                           171,900           7,703
   Jabil Circuit*                      5,300             164
   Juniper Networks (B)*             174,900           4,161
   Kemet*                             12,000             101
   Kla-Tencor (B)                      6,100             297
   Lam Research*                       2,600              79
   Lexmark International, Cl A*        4,000             244
   Linear Technology                 244,910           9,206
   LSI Logic (B)*                    106,512           1,049
   Lucent Technologies (B)*          196,300             638
   Macromedia*                         7,400             301
   Maxim Integrated Products (B)      93,400           3,984
   Maxtor*                             8,700              38
   McAfee*                            25,900             814
   Microchip Technology                7,300             220
   Micron Technology (B)*              5,800              77
   Microsoft                       1,777,508          45,735
   MKS Instruments*                    3,500              60
   Molex                               1,400              37
   MoneyGram International             3,400              74
   Motorola                           94,500           2,088
   National Semiconductor (B)         29,200             768
   NAVTEQ*                           150,000           7,493
   NCR*                               48,900           1,560
   Network Appliance*                 10,900             259
   Nokia ADR                         418,500           7,077
   Novell*                             7,000              52
   Novellus Systems (B)*              10,600             266
   Nvidia (B)*                        15,700             538
   Oracle*                           770,900           9,551
   Paychex (B)                       585,966          21,728
   Perot Systems, Cl A*               13,400             190
   PMC - Sierra*                       6,600              58
   Polycom*                           11,200             181
   QLogic*                             4,300             147
   Qualcomm                          659,874          29,529
   Red Hat*                            7,600             161
   Research In Motion*                34,200           2,339
   Reynolds & Reynolds, Cl A           3,400              93
   Sabre Holdings, Cl A               49,600           1,006
   SanDisk (B)*                      258,500          12,473
   Sanmina-SCI*                       95,100             408
   Scientific-Atlanta                  5,000             188
   Semtech*                           11,500             189
   Siebel Systems                     22,800             236
   Silicon Laboratories*               1,600              49
   Solectron*                        178,800             699
   Sun Microsystems*                 145,000             568




--------------------------------------------------------------------------------
28          SEI Institutional Managed Trust / Annual Report / September 30, 2005

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Sybase (B)*                        43,800      $    1,026
   Symantec*                          41,697             945
   Symbol Technologies                 7,600              74
   Synopsys*                          47,777             903
   Tech Data*                          8,886             326
   Tektronix                           3,200              81
   Tellabs (B)*                       55,300             582
   Teradyne*                          18,800             310
   Texas Instruments                 194,400           6,590
   Unisys*                            12,100              80
   VeriSign*                          14,900             318
   WebMD (B)*                         20,600             228
   Western Digital*                  123,300           1,594
   Xerox (B)*                         31,000             423
   Xilinx (B)                         22,000             613
   Yahoo!*                           214,980           7,275
   Zebra Technologies, Cl A (B)*         900              35
                                                  ----------
                                                     349,721
                                                  ----------
MATERIALS -- 2.4%
   Agrium                             56,000           1,230
   Air Products & Chemicals            9,900             546
   Alcoa                              70,500           1,722
   Ashland                            17,700             978
   Ball                                1,400              51
   Bowater                             1,600              45
   Consol Energy                       2,800             214
   Dow Chemical                       85,056           3,544
   E.I. Du Pont de Nemours            66,800           2,617
   Eagle Materials                       115              14
   Eagle Materials, Cl B                 387              45
   Eastman Chemical                   36,500           1,714
   Ecolab                             11,200             358
   Engelhard                           7,700             215
   Florida Rock Industries (B)         1,800             115
   Freeport-McMoRan Copper & Gold,
     Cl B (B)                          5,100             248
   Georgia-Pacific                    87,400           2,977
   Hercules*                           6,500              79
   International Flavors &
     Fragrances                        6,200             221
   International Paper                44,100           1,314
   IPSCO                              16,400           1,172
   Lafarge North America               3,100             210
   Louisiana-Pacific (B)              67,400           1,866
   Lubrizol                           48,400           2,097
   Lyondell Chemical                  28,200             807
   Martin Marietta Materials          14,200           1,114
   MeadWestvaco                       36,700           1,014
   Monsanto (B)                       12,438             781
   Newmont Mining                     16,200             764
   Nucor                              86,800           5,120
   OM Group*                          20,900             421


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Pactiv*                             8,000      $      140
   Phelps Dodge (B)                   13,900           1,806
   PPG Industries (B)                 53,200           3,149
   Praxair (B)                       173,200           8,301
   Rohm & Haas                        21,000             864
   RPM International                   3,000              55
   Sealed Air (B)*                    10,500             498
   Sigma-Aldrich                       2,700             173
   Smurfit-Stone Container*            5,800              60
   Sonoco Products                    18,600             508
   Temple-Inland                       2,200              90
   United States Steel (B)            26,200           1,110
   Vulcan Materials (B)                4,100             304
   Weyerhaeuser                       27,314           1,878
                                                  ----------
                                                      52,549
                                                  ----------
TELECOMMUNICATION SERVICES -- 2.9%
   Alltel                             23,500           1,530
   AT&T                              188,600           3,734
   BellSouth (B)                     305,500           8,035
   CenturyTel (B)                    111,400           3,897
   Citizens Communications (B)        22,700             308
   Nextel Partners, Cl A (B)*         67,500           1,694
   Qwest Communications
     International*                   52,061             213
   SBC Communications (B)            567,921          13,613
   Sprint Nextel                     515,812          12,266
   Telephone & Data Systems           27,900           1,088
   Telephone & Data Systems,
     Special Shares (B)                5,200             195
   US Cellular*                       11,000             588
   Verizon Communications            457,562          14,958
   West*                               2,600              97
                                                  ----------
                                                      62,216
                                                  ----------
UTILITIES -- 3.1%
   AES*                                8,000             131
   Allegheny Energy (B)*              12,800             393
   Alliant Energy                      3,200              93
   Ameren (B)                          5,600             300
   American Electric Power (B)       185,100           7,349
   Aqua America                        2,000              76
   Centerpoint Energy (B)             38,600             574
   Cinergy (B)                         4,800             213
   CMS Energy (B)*                    77,100           1,268
   Consolidated Edison (B)             9,400             456
   Constellation Energy Group         33,800           2,082
   Dominion Resources                 11,800           1,017
   DTE Energy (B)                     64,240           2,946
   Duke Energy (B)                   180,900           5,277
   Edison International              116,600           5,513
   Energy East                        53,400           1,345




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          29

STATEMENT OF NET ASSETS

September 30, 2005
-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Entergy                            40,600      $    3,017
   Equitable Resources                 1,800              70
   Exelon (B)                         77,200           4,126
   FirstEnergy                        56,100           2,924
   FPL Group (B)                      18,600             885
   Great Plains Energy                 7,100             212
   Idacorp                             2,900              87
   KeySpan                            19,000             699
   Nicor                               4,700             198
   NiSource (B)                        6,500             158
   Northeast Utilities                24,200             483
   NSTAR                              33,800             978
   OGE Energy (B)                      7,500             211
   Oneok (B)                         108,700           3,698
   Pepco Holdings                     63,000           1,466
   PG&E                              110,300           4,329
   Pinnacle West Capital (B)          46,200           2,037
   PPL (B)                             9,800             317
   Progress Energy (B)                43,500           1,947
   Public Service Enterprise
     Group (B)                         5,100             328
   Puget Energy                       11,900             279
   Questar                             4,200             370
   Reliant Energy (B)*                 5,362              83
   Sempra Energy                      32,200           1,515
   Southern (B)                       27,600             987
   TECO Energy                         9,800             177
   TXU                                39,100           4,414
   Wisconsin Energy                   20,000             798
   Xcel Energy                       117,000           2,294
                                                  ----------
                                                      68,120
                                                  ----------
Total Common Stock
   (Cost $1,768,309) ($ Thousands)                 2,151,781
                                                  ----------

                                   Number of
                                    Warrants
                                   ---------
WARRANTS -- 0.0%
   Lucent Technologies,
     Expires 12/10/07*                 9,748               9
                                                  ----------
Total Warrants
   (Cost $--) ($ Thousands)                                9
                                                  ----------

CORPORATE OBLIGATIONS (C) -- 9.2%
FINANCIALS -- 9.2%
   Allstate Life Global Funding II MTN (E)
        3.788%, 10/16/06             $ 2,803           2,803
   American General Finance
     (E) (F)
        3.768%, 10/16/06              19,684          19,683
   American General Finance
     MTN, Ser F
        5.875%, 07/14/06                 609             621


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   CCN Bluegrass (E)
        3.859%, 08/18/06             $ 3,961      $    3,961
   CIT Group MTN (E)
        3.790%, 05/12/06              15,236          15,236
        3.714%, 04/19/06               1,524           1,525
   Caterpillar Financial Services MTN,
     Ser F (E)
        3.670%, 07/10/06               3,047           3,047
   Countrywide Financial Services MTN,
     Ser A (E)
        3.920%, 09/13/06              11,274          11,274
        3.760%, 07/31/06               3,047           3,047
   Countrywide Home Loans MTN,
     Ser M (E)
        3.851%, 11/30/05               3,900           3,900
        3.760%, 01/31/06               1,341           1,341
   Dekabank (E)
        3.614%, 08/19/06              11,274          11,272
   Irish Life & Permanent MTN,
     Ser X (E)
        3.812%, 09/21/06               8,105           8,104
   Islandsbanki (E) (F)
        3.869%, 09/22/06               5,180           5,180
   Jackson National Life Funding
     (E) (F)
        3.693%, 10/02/06              13,407          13,407
   K2 LLC MTN (E)
        3.809%, 12/12/05                 366             366
   Liberty Lighthouse US Capital
     MTN (E)
        3.688%, 05/10/06               6,094           6,090
   Morgan Stanley EXL (E)
        3.710%, 10/04/06               2,133           2,133
   Morgan Stanley EXL, Ser S (E)
        3.670%, 10/03/06               3,047           3,047
   Natexis Banques (E)
        3.810%, 10/16/06               5,942           5,941
   Nationwide Building Society
     (E) (F)
        4.030%, 07/28/06               3,047           3,047
        3.689%, 01/06/06               6,094           6,094
   Nordbank (E) (F)
        3.830%, 09/25/06              10,360          10,358
   Northern Rock (E) (F)
        3.690%, 10/03/06               6,277           6,277
   Pacific Life Global Funding
     (E) (F)
        3.760%, 10/13/06               4,571           4,571
   Premium Asset Trust,
     Ser 2004-01 (E) (F)
        3.800%, 02/06/06               6,338           6,343
   Premium Asset Trust,
     Ser 2004-06 (E) (F)
        3.941%, 06/30/06               5,790           5,794
   Premium Asset Trust,
     Ser 2004-10 (E) (F)
        3.778%, 10/16/06               8,532           8,532
   SLM EXL, Ser S (E)
        3.768%, 10/16/06               6,704           6,704



--------------------------------------------------------------------------------
30          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   SLM MTN, Ser X (E)
        3.796%, 10/20/06             $12,188      $   12,188
   Skandinav Enskilda Bank (E)
        3.779%, 10/17/06               6,704           6,703
   White Pine Finance MTN, Ser 1 (E)
        3.663%, 11/01/05               2,681           2,681
                                                  ----------
Total Corporate Obligations
   (Cost $201,270) ($ Thousands)                     201,270
                                                  ----------

COMMERCIAL PAPER (C) (D) -- 3.4%
FINANCIALS -- 3.4%
   Altius I Funding
        3.864%, 10/27/05               9,141           9,108
   Arlington Funding
        3.857%, 10/14/05               6,674           6,662
   Brahms Funding
        3.861%, 10/26/05               2,438           2,431
   Buckingham
        3.940%, 11/14/05               1,111           1,105
   Cre-8 Funding
        3.908%, 11/01/05               3,047           3,033
        3.902%, 10/28/05               6,094           6,076
        3.862%, 10/19/05               3,047           3,038
        3.762%, 10/07/05               1,828           1,822
   Davis Square V Funding
        3.934%, 11/02/05              12,188          12,145
        3.932%, 10/28/05                 609             608
   Main Street Warehouse Funding
        3.881%, 10/24/05               6,094           6,077
   Rams Funding
        3.879%, 10/18/05               6,603           6,588
        3.863%, 10/27/05               6,475           6,453
        3.861%, 10/19/05               2,972           2,964
        3.861%, 10/20/05               2,084           2,078
   Rhineland Funding
        4.027%, 11/28/05               1,377           1,368
        3.871%, 10/24/05               2,322           2,315
                                                  ----------
Total Commercial Paper
   (Cost $73,871) ($ Thousands)                       73,871
                                                  ----------

ASSET-BACKED SECURITIES (C) -- 2.9%
AUTOMOTIVE -- 0.3%
   Capital Auto Receivables Asset Trust,
     Ser 2005-SN1A, Cl A1
        3.327%, 05/15/06               6,185           6,185



-------------------------------------------------------------
                                 Face Amount    Market Value
Description             ($ Thousands)/Shares   ($ Thousands)
-------------------------------------------------------------
   Drivetime Auto Owner Trust,
     Ser 2005-B, Cl A1 (E)
        3.788%, 01/15/06              $  804      $      804
                                                  ----------
                                                       6,989
                                                  ----------
MORTGAGE RELATED SECURITIES -- 2.6%
   Blue Heron Funding, Ser 9A, Cl A1 (E)
        3.860%, 02/22/06               6,094           6,094
   CCN Independence IV (E)
        3.842%, 10/17/05               3,352           3,352
        3.838%, 07/17/06               2,133           2,133
   Cheyne High Grade, Ser 2004-1A,
     Cl A1 (E)
        3.780%, 11/10/05               3,504           3,504
   Commodore, Ser 2003-2A,
     Cl A1MM (E)
        3.914%, 12/12/05               2,803           2,803
   Duke Funding, Ser 2004-6B,
     Cl A1S1 (E)
        3.630%, 10/10/06               4,571           4,571
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE (E)
        3.880%, 06/25/06               6,094           6,094
   Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM (E)
        3.902%, 11/18/05               5,363           5,363
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AMM2 (E)
        3.880%, 11/25/05               7,213           7,213
   RMAC, Ser 2004-NS3A, Cl A1 (E)
        3.728%, 09/12/06               1,994           1,994
   Saturn Ventures II (E)
        3.749%, 02/07/06               6,094           6,094
   TIAA Real Estate, Ser 2003 1A,
     Cl A1 (E)
        3.868%, 09/28/06               3,935           3,935
   Whitehawk CDO Funding, Ser 2004-1A,
     Cl AMMD (E)
        3.890%, 06/15/06               1,524           1,524
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMME (E)
        3.890%, 09/15/06                 914             914
                                                  ----------
                                                      55,588
                                                  ----------
Total Asset-Backed Securities
   (Cost $62,577) ($ Thousands)                       62,577
                                                  ----------

CASH EQUIVALENTS -- 1.2%
   First Union Cash Management
     Program                       1,507,761           1,508
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A++                       25,090,156          25,090
                                                  ----------
Total Cash Equivalents
   (Cost $26,598) ($ Thousands)                       26,598
                                                  ----------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          31

STATEMENT OF NET ASSETS



Tax-Managed Large Cap Fund (Concluded)

September 30, 2005
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
MASTER NOTES (C) -- 1.0%
   Bank of America
        4.018%, 10/01/05             $15,236      $   15,236
   Bear Stearns
        4.113%, 10/01/05               7,313           7,313
                                                  ----------
Total Master Notes
   (Cost $22,549) ($ Thousands)                       22,549
                                                  ----------

U.S. TREASURY OBLIGATIONS (A) -- 0.1%
   U.S. Treasury Bills
        3.455%, 11/25/05               1,165           1,160
        3.229%, 12/22/05                 100              99
                                                  ----------
Total U.S. Treasury Obligations
   (Cost $1,259) ($ Thousands)                         1,259
                                                  ----------

REPURCHASE AGREEMENTS (C) -- 3.5%
   Barclays Capital Markets
     3.840%, dated 09/30/05, to be
     repurchased on 10/03/05, repurchase
     price $38,211,279 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $6,342,935 -
     $25,381,733, 1.875% - 7.250%,
     06/15/06 - 01/15/10; with total
     market value $38,989,037)        38,199          38,199
   Deutsche Bank Securites
     3.750%, dated 09/30/05, to be
     repurchased on 10/03/05, repurchase
     price $29,874,286 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $67,264 -
     $8,044,383, 0.000% - 5.875%,
     10/07/05 - 09/29/25; with total
     market value $30,462,296)        29,865          29,865
   Lehman Brothers
     3.820%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $8,229,828
     (collateralized by various U.S.
     Government Obligations, ranging in
     par value $552,442 - $6,385,838,
     0.000% - 3.500%, 08/15/06 -
     04/15/30; with total
     market value $8,392,043)          8,227           8,227
                                                  ----------
Total Repurchase Agreements
   (Cost $76,291) ($ Thousands)                       76,291
                                                  ----------
Total Investments -- 120.1%
   (Cost $2,232,724) ($ Thousands)                 2,616,205
                                                  ----------


-------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (20.1)%
Payable upon Return on Securities Loaned          $ (436,558)
Payable for Investment Securities Purchased          (19,289)
Payable for Fund Shares Redeemed                      (1,218)
Investment Advisory Fees Payable                        (546)
Administration Fees Payable                             (623)
Shareholder Servicing Fees Payable                      (313)
Other Assets and Liabilities, Net                     20,294
                                                  ----------
Total Other Assets and Liabilities                  (438,253)
                                                  ----------
Net Assets -- 100.0%                              $2,177,952
                                                  ==========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)       $2,296,860
Undistributed net investment income                    4,006
Accumulated net realized loss on investments
   and futures contracts                            (506,277)
Net unrealized appreciation on investments           383,481
Net unrealized depreciation on futures contracts        (118)
                                                  ----------
Net Assets                                        $2,177,952
                                                  ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($2,172,885,202 / 184,405,673 shares)              $11.78
                                                      ======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class Y
   ($5,066,931 / 427,262 shares)                      $11.86
                                                      ======


Futures -- A summary of the open futures contracts held by the fund at September 30, 2005, is as follows: (see Note 2 in Notes to Financial Statements)
-------------------------------------------------------------
                                                UNREALIZED
                                               APPRECIATION
     TYPE OF        NUMBER OF     EXPIRATION  (DEPRECIATION)
    CONTRACT         CONTRACTS       DATE      ($ THOUSANDS)
-------------------------------------------------------------
S&P 500 Composite Index  69      December 2005    $(123)
S&P 400 Index E-MINI     41      December 2005        5
                                                  -----
                                                  $(118)
                                                  -----

*   Non-income producing security.
+   Real Estate Investment Trust
++  See Note 3 in Notes to Financial Statements.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at September 30, 2005 (see Note 7). The total value of securities on loan at September 30, 2005 was $427,615 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of September 30, 2005 was $436,558 ($ Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate and date reported on the Statement of Net Assets is the rate and date in effect as of September 30, 2005.
(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series
Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
32          SEI Institutional Managed Trust / Annual Report / September 30, 2005

Large Cap Value Fund

September 30, 2005
-------------------------------------------------------------
SECTOR WEIGHTINGS# (UNAUDITED):
[BAR GRAPH OMITTED]
38.6%        Financials
13.8%        Energy
8.6%         Consumer Discretionary
6.5%         Industrials
6.1%         Health Care
4.8%         Utilities
4.2%         Information Technology
4.1%         Consumer Staples
4.1%         Short-Term Investments
4.0%         Telecommunication Services
2.9%         Materials
2.3%         Asset-Backed Securities
#Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 99.5%**
CONSUMER DISCRETIONARY -- 10.2%
   Abercrombie & Fitch, Cl A (B)      87,100      $    4,342
   American Eagle Outfitters         264,800           6,231
   Autoliv                           387,800          16,869
   Autonation (B)*                   221,700           4,427
   Barnes & Noble*                   114,000           4,298
   Beazer Homes USA (B)               51,200           3,004
   Borders Group                      94,600           2,097
   BorgWarner                        136,400           7,701
   Centex (B)                         51,450           3,323
   Clear Channel Communications      168,400           5,539
   Comcast, Cl A (B)*                569,300          16,726
   Dana                              382,100           3,595
   Darden Restaurants                448,300          13,615
   Dex Media                          49,500           1,376
   DR Horton                         346,466          12,549
   Eastman Kodak (B)                 334,800           8,146
   eBay*                              55,400           2,282
   Federated Department Stores       162,800          10,886
   Ford Motor (B)                  1,471,300          14,507
   Gannett (B)                        65,700           4,522
   General Motors (B)                206,400           6,318
   Goodyear Tire & Rubber (B)*       280,400           4,371
   GTECH Holdings                    148,200           4,751
   Hasbro (B)                        221,100           4,345
   Home Depot                         41,350           1,577
   IAC/InterActive*                  174,700           4,429
   Interpublic Group (B)*            103,400           1,204
   J.C. Penney                       143,300           6,795
   Johnson Controls                   85,700           5,318
   KB Home (B)                       111,500           8,162
   Lennar, Cl A (B)                   51,400           3,072
   Liberty Media, Cl A*              418,000           3,365
   Limited Brands (B)                267,900           5,473


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Lowe's                             42,100      $    2,711
   Marriott International, Cl A      125,800           7,925
   Maytag (B)                        138,500           2,529
   McDonald's                        965,000          32,318
   McGraw-Hill                       133,200           6,399
   McLeodUSA, Cl A (F)*              251,800              --
   Michaels Stores                    65,800           2,175
   News, Cl A                        202,200           3,152
   Nordstrom                         189,200           6,493
   NVR (B)*                            2,000           1,770
   Office Depot (B)*                 187,100           5,557
   OfficeMax                          22,502             713
   Outback Steakhouse (B)             51,300           1,878
   Pulte Homes (B)                   102,200           4,386
   Shaw Communications, Cl B         203,300           4,263
   Sherwin-Williams                   97,200           4,284
   Standard-Pacific                  184,800           7,671
   Stanley Works                     135,600           6,330
   Target                             39,900           2,072
   Tiffany (B)                        74,800           2,975
   Time Warner (B)*                1,957,900          35,458
   Toll Brothers (B)*                102,200           4,565
   Univision Communications,
     Cl A (B)*                       104,000           2,759
   VF                                177,800          10,307
   Viacom, Cl B                    1,071,300          35,364
   Walt Disney                       957,900          23,114
   Wendy's International (B)          28,200           1,273
   Whirlpool (B)                     149,400          11,320
                                                  ----------
                                                     434,976
                                                  ----------
CONSUMER STAPLES -- 4.9%
   Albertson's                       323,500           8,298
   Altria Group (B)                  669,200          49,327
   Archer-Daniels-Midland            351,900           8,678
   BJ's Wholesale Club (B)*           60,800           1,690
   Clorox (B)                         79,300           4,404
   Coca-Cola                          71,200           3,075
   Colgate-Palmolive                  83,400           4,403
   ConAgra Foods (B)                 162,200           4,014
   Dean Foods (B)*                   147,500           5,732
   Energizer Holdings (B)*            46,800           2,654
   General Mills (B)                 297,400          14,335
   Kimberly-Clark (B)                299,383          17,822
   Kroger (B)*                       752,200          15,488
   Molson Coors Brewing, Cl B (B)     52,500           3,361
   Pepsi Bottling Group              322,600           9,210
   PepsiAmericas                     170,100           3,866
   PepsiCo                            83,600           4,741
   Pilgrim's Pride                   123,200           4,484
   Reynolds American (B)             158,600          13,167
   Safeway (B)                       395,527          10,126




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          33

STATEMENT OF NET ASSETS

September 30, 2005
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Supervalu                         364,700      $   11,349
   Tyson Foods, Cl A (B)             250,100           4,514
   UST (B)                            27,200           1,139
   WM Wrigley Jr.                     33,100           2,379
                                                  ----------
                                                     208,256
                                                  ----------
ENERGY -- 16.5%
   Amerada Hess (B)                   92,100          12,664
   Anadarko Petroleum                149,000          14,267
   Burlington Resources              245,200          19,940
   Chevron                         1,840,769         119,153
   ConocoPhillips                  1,512,600         105,746
   Cooper Cameron (B)*                45,200           3,342
   Devon Energy (B)                  317,800          21,814
   El Paso (B)                       515,500           7,165
   ENSCO International (B)            38,600           1,798
   Exxon Mobil                     4,597,700         292,138
   Marathon Oil                      391,700          27,000
   Nabors Industries (B)*             22,000           1,580
   Noble Energy                      100,600           4,718
   Occidental Petroleum              202,200          17,274
   PetroKazakhstan, Cl A             112,400           6,118
   Pride International*              104,500           2,979
   Sunoco (B)                        112,800           8,821
   Talisman Energy                   140,400           6,857
   Unit*                              47,100           2,604
   Valero Energy (B)                 185,800          21,006
   Western Gas Resources              75,500           3,868
                                                   ---------
                                                     700,852
                                                   ---------
FINANCIALS -- 34.0%
   A.G. Edwards                      206,100           9,029
   ACE                                29,500           1,389
   Aflac (B)                          64,600           2,926
   Allstate                          566,200          31,305
   American International Group      900,600          55,801
   AmeriCredit (B)*                  244,500           5,836
   AmSouth Bancorp (B)               264,600           6,684
   AON (B)                           135,900           4,360
   Astoria Financial                 269,250           7,114
   Axis Capital Holdings             162,000           4,619
   Bank of America (B)             3,032,004         127,647
   Bank of Hawaii (B)                 25,300           1,245
   Bank of New York                  124,500           3,662
   BB&T (B)                          216,300           8,447
   Bear Stearns (B)                  174,000          19,097
   Brookfield Properties             242,800           7,155
   Camden Property Trust+             45,800           2,553
   CB Richard Ellis Group,
     Cl A (B)*                       124,100           6,106
   CBL & Associates Properties+       68,300           2,800
   Chubb                             166,200          14,883
   Cincinnati Financial               87,370           3,660


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   CIT Group                         119,800      $    5,413
   Citigroup                       3,511,900         159,862
   Comerica (B)                      425,000          25,033
   Commerce Bancorp (B)              101,400           3,112
   Countrywide Financial (B)         565,100          18,637
   Crescent Real Estate Equities+     94,400           1,936
   Downey Financial                   65,000           3,959
   Endurance Specialty Holdings      128,800           4,393
   Equity Office Properties Trust+   171,600           5,613
   Equity Residential+               134,000           5,072
   Fannie Mae                        236,400          10,595
   Fidelity National Financial        32,690           1,455
   First American                    261,005          11,920
   First Horizon National (B)        175,700           6,387
   First Marblehead (B)               70,400           1,788
   Freddie Mac                       117,000           6,606
   Friedman Billings Ramsey Group,
     Cl A+ (B)                       348,700           3,553
   General Growth Properties+ (B)     40,000           1,797
   Genworth Financial, Cl A (B)       80,000           2,579
   Goldman Sachs Group               202,600          24,632
   Hartford Financial Services
     Group (B)                       299,100          23,082
   Host Marriott+                    302,800           5,117
   Huntington Bancshares             136,000           3,056
   IndyMac Bancorp                   213,400           8,446
   Jefferson-Pilot (B)               345,500          17,679
   JPMorgan Chase                  2,098,228          71,193
   Keycorp                           810,800          26,148
   Legg Mason (B)                     37,050           4,064
   Lehman Brothers Holdings (B)      396,500          46,184
   Lincoln National (B)              353,500          18,389
   Loews                             145,400          13,436
   MBIA (B)                          226,600          13,737
   MBNA                              645,800          15,913
   Merrill Lynch                     740,600          45,436
   Metlife                           556,100          27,710
   MGIC Investment (B)               226,900          14,567
   Morgan Stanley                    685,800          36,992
   National City (B)               1,221,896          40,860
   Nationwide Financial Services,
     Cl A                            115,500           4,626
   North Fork Bancorporation         296,580           7,563
   Old Republic International        130,350           3,476
   PMI Group                         100,100           3,991
   PNC Financial Services Group (B)  334,000          19,379
   Popular (B)                       186,049           4,506
   Principal Financial Group (B)     340,200          16,115
   Progressive (B)                    66,700           6,988
   Providian Financial (B)*          290,100           5,129
   Prudential Financial              162,900          11,006
   Radian Group                      153,700           8,161
   Regions Financial (B)             383,114          11,923
   Safeco (B)                        221,900          11,845
   Sovereign Bancorp (B)              54,300           1,197




--------------------------------------------------------------------------------
34          SEI Institutional Managed Trust / Annual Report / September 30, 2005

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   St. Joe                            73,000      $    4,559
   St. Paul Travelers                443,200          19,886
   SunTrust Banks (B)                341,300          23,703
   Trizec Properties+                 91,600           2,112
   UnionBanCal                       122,500           8,541
   UnumProvident (B)                 214,100           4,389
   US Bancorp                      1,314,400          36,908
   Vornado Realty Trust+ (B)          43,500           3,768
   Wachovia (B)                    1,597,112          76,007
   Washington Mutual (B)             949,200          37,228
   Webster Financial                  87,500           3,934
   Wells Fargo                       722,100          42,293
   XL Capital, Cl A                   28,700           1,952
   Zions Bancorporation               66,100           4,707
                                                  ----------
                                                   1,448,561
                                                  ----------
HEALTH CARE -- 7.3%
   Alcon                              16,700           2,136
   AmerisourceBergen (B)             149,400          11,549
   Applera--Applied Biosystems
     Group (B)                       444,900          10,339
   Bristol-Myers Squibb (B)          275,600           6,631
   Cardinal Health                    81,100           5,145
   Caremark Rx*                      199,600           9,966
   Cephalon (B)*                      26,500           1,230
   Cigna                              99,600          11,739
   Dade Behring Holdings             140,000           5,132
   Eli Lilly                          57,800           3,093
   HCA                                37,500           1,797
   Health Management Associates,
     Cl A                            228,500           5,363
   Humana*                            50,400           2,413
   Invitrogen (B)*                    63,900           4,807
   King Pharmaceuticals*             506,300           7,787
   Merck                           1,182,600          32,178
   PerkinElmer                       398,461           8,117
   Pfizer                          5,461,400         136,371
   St. Jude Medical*                  41,900           1,961
   Tenet Healthcare (B)*              97,700           1,097
   UnitedHealth Group                 74,900           4,209
   Universal Health Services,
     Cl B (B)                        156,700           7,464
   Watson Pharmaceuticals*           130,200           4,767
   WellPoint*                        145,200          11,009
   Wyeth                             286,400          13,252
                                                  ----------
                                                     309,552
                                                  ----------
INDUSTRIALS -- 7.7%
   3M                                103,400           7,585
   Avery Dennison (B)                 68,100           3,568
   Brascan, Cl A                      81,200           3,784
   Burlington Northern Santa Fe      543,700          32,513
   Cendant                           813,400          16,789
   CNF (B)                            89,600           4,704


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   CSX (B)                           144,900      $    6,735
   Cummins (B)                       115,600          10,172
   Deere                              79,000           4,835
   Deluxe (B)                        109,600           4,402
   Eaton                             155,600           9,888
   Emerson Electric                   24,400           1,752
   GATX (B)                           96,900           3,832
   General Electric                1,760,800          59,286
   Harsco                            105,300           6,904
   HNI                                39,100           2,355
   Honeywell International           303,500          11,381
   Hubbell, Cl B                      60,900           2,858
   L-3 Communications Holdings       106,900           8,453
   Lockheed Martin (B)               291,100          17,769
   Manpower (B)                       99,000           4,395
   Masco (B)                         220,400           6,762
   Navistar International*           118,500           3,843
   Norfolk Southern                  337,000          13,669
   Northrop Grumman                  656,400          35,675
   Paccar (B)                         59,300           4,026
   Parker Hannifin                    18,500           1,190
   Raytheon                          256,500           9,752
   RR Donnelley & Sons               211,500           7,840
   Ryder System                       91,800           3,141
   Swift Transportation (B)*          94,000           1,664
   Textron                           149,000          10,686
   Timken                            155,900           4,619
                                                  ----------
                                                     326,827
                                                  ----------
INFORMATION TECHNOLOGY -- 5.0%
   ADC Telecommunications (B)*       102,000           2,332
   Arrow Electronics*                 92,100           2,888
   Avnet (B)*                        231,400           5,658
   Cisco Systems*                    178,800           3,206
   Computer Sciences (B)*            104,300           4,934
   Convergys (B)*                    269,800           3,877
   Dell*                              64,400           2,203
   Electronic Arts*                   39,400           2,241
   Electronic Data Systems (B)       154,000           3,456
   EMC*                              533,900           6,909
   Fair Isaac (B)                    107,000           4,794
   Fiserv (B)*                       273,100          12,527
   Flextronics International (B)*    131,800           1,694
   Freescale Semiconductor, Cl B*     22,833             538
   Hewlett-Packard                 1,996,400          58,295
   Ingram Micro, Cl A*               663,500          12,301
   Intel                             286,200           7,055
   International Business Machines   177,200          14,215
   Juniper Networks (B)*              71,500           1,701
   LSI Logic*                        452,800           4,460
   Lucent Technologies (B)*          642,400           2,088
   McAfee*                            81,300           2,554




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          35

STATEMENT OF NET ASSETS

September 30, 2005
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Microsoft                         224,200      $    5,769
   NCR*                              221,700           7,074
   Oracle*                           505,400           6,262
   Qualcomm                           39,800           1,781
   Sabre Holdings, Cl A              207,300           4,204
   Sanmina-SCI*                      249,400           1,070
   Scientific-Atlanta                119,000           4,464
   Solectron*                        596,600           2,333
   Sybase (B)*                       208,000           4,871
   Synopsys*                         134,300           2,538
   Tech Data (B)*                     63,701           2,338
   Tellabs*                           80,000             842
   Western Digital*                  547,100           7,074
   Yahoo!*                            80,300           2,717
                                                  ----------
                                                     213,263
                                                  ----------
MATERIALS -- 3.4%
   Agrium                            277,300           6,092
   Dow Chemical                      300,300          12,514
   E.I. Du Pont de Nemours           203,500           7,971
   Eastman Chemical (B)              219,500          10,310
   Georgia-Pacific                   345,400          11,764
   International Paper                59,300           1,767
   IPSCO                              78,900           5,641
   Lafarge North America              32,000           2,164
   Louisiana-Pacific                 308,500           8,542
   Lubrizol                          225,600           9,775
   Lyondell Chemical                 143,800           4,116
   Martin Marietta Materials          50,100           3,931
   MeadWestvaco                      155,000           4,281
   Nucor                             379,000          22,357
   Phelps Dodge (B)                   59,000           7,666
   PPG Industries                    207,100          12,258
   Sonoco Products                    52,200           1,426
   United States Steel (B)           106,100           4,493
   Weyerhaeuser                      110,200           7,576
                                                  ----------
                                                     144,644
                                                  ----------
TELECOMMUNICATION SERVICES -- 4.8%
   Alltel                             70,000           4,558
   AT&T                              675,300          13,371
   BellSouth (B)                   1,229,300          32,330
   CenturyTel (B)                    459,500          16,073
   Nextel Partners, Cl A (B)*        411,800          10,336
   SBC Communications (B)          2,214,800          53,089
   Sprint Nextel                     457,850          10,888
   Telephone & Data Systems          105,100           4,099
   Verizon Communications          1,752,800          57,299
                                                  ----------
                                                     202,043
                                                  ----------


-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
UTILITIES -- 5.7%
   American Electric Power (B)       616,900      $   24,491
   Centerpoint Energy (B)            150,000           2,231
   CMS Energy (B)*                   349,600           5,751
   Constellation Energy Group        128,900           7,940
   DTE Energy (B)                    151,400           6,943
   Duke Energy (B)                   747,700          21,810
   Edison International              558,107          26,387
   Energy East (B)                   283,400           7,139
   Entergy                           191,300          14,218
   Exelon (B)                        196,900          10,522
   FirstEnergy (B)                   275,900          14,380
   FPL Group (B)                      50,000           2,380
   KeySpan                            78,800           2,898
   Northeast Utilities               300,985           6,005
   NRG Energy (B)*                   108,600           4,626
   Oneok (B)                         491,300          16,714
   Pepco Holdings (B)                239,500           5,573
   PG&E                              393,100          15,429
   Pinnacle West Capital (B)         123,400           5,440
   Progress Energy (B)               204,500           9,151
   SCANA                             134,100           5,664
   Sempra Energy                      84,800           3,991
   TXU (B)                            91,900          10,374
   Wisconsin Energy                   63,200           2,523
   Xcel Energy                       585,800          11,488
                                                  ----------
                                                     244,068
                                                  ----------
Total Common Stock
   (Cost $3,543,960) ($ Thousands)                 4,233,042
                                                  ----------

                                   Number of
                                    Warrants
                                  ----------

WARRANTS -- 0.0%
   Lucent Technologies,
     Expires 12/10/07*
     (Cost $--) ($ Thousands)           3,875              4
                                                  ----------

CORPORATE OBLIGATIONS (C) -- 8.6%
FINANCIALS -- 8.6%
   Allstate Life Global Funding II MTN (E)
        3.788%, 10/16/06             $ 5,128           5,128
   American General Finance (E) (G)
        3.768%, 10/16/06              36,004          36,002
   American General Finance MTN, Ser F
        5.875%, 07/14/06               1,114           1,137
   CCN Bluegrass (E)
        3.859%, 08/18/06               7,245           7,245
   CIT Group MTN (E)
        3.790%, 05/12/06              27,867          27,867
        3.714%, 04/19/06               2,787           2,789



--------------------------------------------------------------------------------
36          SEI Institutional Managed Trust / Annual Report / September 30, 2005

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Caterpillar Financial Services
     MTN, Ser F (E)
        3.670%, 07/10/06             $ 5,573      $    5,573
   Countrywide Financial Services
     MTN, Ser A (E)
        3.920%, 09/13/06              20,622          20,622
        3.760%, 07/31/06               5,573           5,573
   Countrywide Home Loans MTN,
     Ser M (E)
        3.851%, 11/30/05               7,134           7,134
        3.760%, 01/31/06               2,452           2,452
   Dekabank (E)
        3.614%, 08/19/06              20,622          20,618
   Irish Life & Permanent MTN,
     Ser X (E)
        3.812%, 09/21/06              14,825          14,822
   Islandsbanki (E) (G)
        3.869%, 09/22/06               9,475           9,475
   Jackson National Life Funding
     (E) (G)
        3.693%, 10/02/06              24,523          24,523
   K2 LLC MTN (E)
        3.809%, 12/12/05                 669             668
   Liberty Lighthouse US Capital
     MTN (E)
        3.688%, 05/10/06              11,147          11,139
   Morgan Stanley EXL (E)
        3.710%, 10/04/06               3,901           3,901
   Morgan Stanley EXL, Ser S (E)
        3.670%, 10/03/06               5,573           5,573
   Natexis Banques (E)
        3.810%, 10/16/06              10,868          10,866
   Nationwide Building Society
     (E) (G)
        4.030%, 07/28/06               5,573           5,574
        3.689%, 01/06/06              11,147          11,147
   Nordbank (E) (G)
        3.830%, 09/25/06              18,950          18,946
   Northern Rock (E) (G)
        3.690%, 10/03/06              11,481          11,481
   Pacific Life Global Funding
     (E) (G)
        3.760%, 10/13/06               8,360           8,360
   Premium Asset Trust,
     Ser 2004-01 (E) (G)
        3.800%, 02/06/06              11,593          11,602
   Premium Asset Trust,
     Ser 2004-06 (E) (G)
        3.941%, 06/30/06              10,589          10,597
   Premium Asset Trust,
     Ser 2004-10 (E) (G)
        3.778%, 10/16/06              15,606          15,606
   SLM EXL, Ser S (E)
        3.768%, 10/16/06              12,262          12,262
   SLM MTN, Ser X (E)
        3.796%, 10/20/06              22,294          22,294
   Skandinav Enskilda Bank (E)
        3.779%, 10/17/06              12,262          12,260


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   White Pine Finance MTN, Ser 1 (E)
        3.663%, 11/01/05             $ 4,905      $    4,903
                                                  ----------
Total Corporate Obligations
   (Cost $368,139) ($ Thousands)                     368,139
                                                  ----------

COMMERCIAL PAPER (C) (D) -- 3.2%
FINANCIALS -- 3.2%
   Altius I Funding
        3.864%, 10/27/05              16,720          16,659
   Arlington Funding
        3.857%, 10/14/05              12,208          12,185
   Brahms Funding
        3.861%, 10/26/05               4,459           4,446
   Buckingham
        3.940%, 11/14/05               2,032           2,022
   Cre-8 Funding
        3.908%, 11/01/05               5,573           5,548
        3.902%, 10/28/05              11,147          11,113
        3.862%, 10/19/05               5,573           5,557
        3.762%, 10/07/05               3,344           3,334
   Davis Square V Funding
        3.934%, 11/02/05              22,294          22,214
        3.932%, 10/28/05               1,115           1,111
   Main Street Warehouse Funding
        3.881%, 10/24/05              11,147          11,116
   Rams Funding
        3.879%, 10/18/05              12,077          12,049
        3.863%, 10/27/05              11,843          11,804
        3.861%, 10/19/05               5,435           5,421
        3.861%, 10/20/05               3,812           3,801
   Rhineland Funding
        4.027%, 11/28/05               2,519           2,502
        3.871%, 10/24/05               4,247           4,235
                                                  ----------
Total Commercial Paper
   (Cost $135,117) ($ Thousands)                     135,117
                                                  ----------

ASSET-BACKED SECURITIES (C) -- 2.7%
AUTOMOTIVE -- 0.3%
   Capital Auto Receivables Asset Trust,
     Ser 2005-SN1A, Cl A1
        3.327%, 05/15/06              11,313          11,313
   Drivetime Auto Owner Trust,
     Ser 2005-B, Cl A1 (E)
        3.788%, 01/15/06               1,471           1,471
                                                   ---------
                                                      12,784
                                                   ---------






--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          37

STATEMENT OF NET ASSETS



Large Cap Value Fund (Concluded)

September 30, 2005
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 2.4%
   Blue Heron Funding, Ser 9A, Cl A1 (E)
        3.860%, 02/22/06             $11,147      $   11,147
   CCN Independence IV (E)
        3.842%, 10/17/05               6,131           6,131
        3.838%, 07/17/06               3,901           3,901
   Cheyne High Grade, Ser 2004-1A,
     Cl A1 (E)
        3.780%, 11/10/05               6,409           6,409
   Commodore, Ser 2003-2A, Cl A1MM (E)
        3.914%, 12/12/05               5,127           5,127
   Duke Funding, Ser 2004-6B,
     Cl A1S1 (E)
        3.630%, 10/10/06               8,360           8,360
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE (E)
        3.880%, 06/25/06              11,147          11,147
   Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM (E)
        3.902%, 11/18/05               9,809           9,809
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AMM2 (E)
        3.880%, 11/25/05              13,193          13,193
   RMAC, Ser 2004-NS3A, Cl A1 (E)
        3.728%, 09/12/05               3,648           3,648
   Saturn Ventures II (E)
        3.749%, 02/07/06              11,147          11,147
   TIAA Real Estate, Ser 2003 1A,
     Cl A1 (E)
        3.868%, 09/28/06               7,197           7,197
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMD (E)
        3.890%, 06/15/06               2,787           2,787
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMME (E)
        3.890%, 09/15/06               1,672           1,672
                                                  ----------
                                                     101,675
                                                  ----------
Total Asset-Backed Securities
   (Cost $114,459) ($ Thousands)                     114,459
                                                  ----------

MASTER NOTES (C) -- 0.9%
   Bank of America
        4.018%, 10/01/05              27,867          27,867
   Bear Stearns
        4.113%, 10/01/05              13,377          13,377
                                                  ----------
Total Master Notes
   (Cost $41,244) ($ Thousands)                       41,244
                                                  ----------


-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
CASH EQUIVALENT -- 0.7%
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A++                       28,951,375      $   28,951
                                                  ----------
Total Cash Equivalent
   (Cost $28,951) ($ Thousands)                       28,951
                                                  ----------

U.S. TREASURY OBLIGATION (A) -- 0.0%
   U.S. Treasury Bills
        3.451%, 11/25/05            $  1,195           1,189
                                                  ----------
Total U.S. Treasury Obligation
   (Cost $1,189) ($ Thousands)                         1,189
                                                  ----------

REPURCHASE AGREEMENTS (C) -- 3.3%
   Barclays Capital Markets
     3.840%, dated 09/30/05, to be
     repurchased on 10/03/05, repurchase
     price $69,891,476 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $11,601,733 -
     $46,425,214, 1.875% - 7.250%,
     06/15/06 - 01/15/10; with total
     market value $71,314,057)        69,869          69,869
   Deutsche Bank Securites
     3.750%, dated 09/30/05, to be
     repurchased on 10/03/05, repurchase
     price $54,642,451 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $123,031 -
     $14,713,817, 0.000% - 5.875%,
     10/07/05 - 09/29/25; with total
     market value $55,717,968)        54,625          54,625
   Lehman Brothers
     3.820%, dated 09/30/05, to be
     repurchased on 10/03/05, repurchase
     price $15,053,012 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $1,010,460 -
     $11,680,207, 0.000% - 3.500%,
     08/15/06 - 04/15/30; with total
     market value $15,349,716)        15,048          15,048
                                                  ----------
Total Repurchase Agreements
   (Cost $139,542) ($ Thousands)                     139,542
                                                  ----------
Total Investments -- 118.9%
   (Cost $4,372,601) ($ Thousands)                 5,061,687
                                                  ----------




--------------------------------------------------------------------------------
38          SEI Institutional Managed Trust / Annual Report / September 30, 2005

-------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (18.9)%
Payable Upon Return on Securities Loaned          $ (798,501)
Payable for Investment Securities Purchased          (70,004)
Payable for Fund Shares Redeemed                      (6,282)
Administration Fees Payable                           (1,231)
Investment Advisory Fees Payable                        (985)
Shareholder Servicing Fees Payable                      (696)
Administration Servicing Fees Payable                     (5)
Other Assets and Liabilities, Net                     71,469
                                                  ----------
Total Other Assets and Liabilities                  (806,235)
                                                  ----------
Net Assets-- 100.0%                               $4,255,452
                                                  ==========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)       $3,337,934
Undistributed net investment income                   15,715
Accumulated net realized gain on investments
   and futures contracts                             212,849
Net unrealized appreciation on investments           689,086
Net unrealized depreciation on futures contracts        (132)
                                                  ----------
Net Assets                                        $4,255,452
                                                  ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($4,230,716,513 / 188,491,033 shares)              $22.45
                                                      ======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($24,735,315 / 1,102,775 shares)                   $22.43
                                                      ======




Futures -- A summary of the open futures contracts held by the fund at September 30, 2005, is as follows: (see Note 2 in Notes to Financial Statements)
-------------------------------------------------------------
                                                 UNREALIZED
         TYPE OF       NUMBER OF    EXPIRATION  DEPRECIATION
        CONTRACT        CONTRACTS      DATE     ($ THOUSANDS)
-------------------------------------------------------------
S&P 500 Composite Index    74      December 2005    $(132)




-------------------------------------------------------------

Description
-------------------------------------------------------------
*   Non-income producing security.
** Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
+   Real Estate Investment Trust
++  See Note 3 in Notes to Financial Statements.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at September 30, 2005 (see Note 7). The total value of securities on loan at September 30, 2005 was $776,501 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of September 30, 2005 was $798,501 ($ Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate and date reported on the Statement of Net Assets is the rate and date in effect as of September 30, 2005.
(F) Securities considered illiquid. The total value of such securities as of September 30, 2005 was $0 and represented 0.00% of Net Assets.
(G) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series
Amounts designated as "--" are $0 or have been rounded to $0.




The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          39

STATEMENT OF NET ASSETS



Large Cap Growth Fund

September 30, 2005
-------------------------------------------------------------
SECTOR WEIGHTINGS# (UNAUDITED):
[BAR GRAPH OMITTED]
23.6%  Information Technology
17.7%  Financials
17.0%  Consumer Discretionary
16.1%  Health Care
7.7%   Consumer Staples
6.5%   Industrials
3.8%   Short-Term Investments
3.8%   Energy
2.1%   Asset-Backed Securities
1.0%   Materials
0.7%   Telecommunication Services

#Percentages based on total investments. Includes
investments held as collateral for securities on loan
(see Note 7).
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMON STOCK  -- 99.4%**
CONSUMER DISCRETIONARY -- 19.9%
   Apollo Group, Cl A (B)*           360,700      $   23,947
   Aramark, Cl B                      10,200             272
   Bed Bath & Beyond*                543,200          21,826
   Black & Decker                        700              57
   Brinker International (B)*         28,300           1,063
   Brunswick                          32,000           1,207
   Career Education (B)*              34,000           1,209
   Carnival (B)                      522,260          26,103
   Choice Hotels International (B)     2,900             187
   Clear Channel Communications      344,470          11,330
   Coach*                            126,500           3,967
   Comcast, Cl A (B)*                120,100           3,529
   Darden Restaurants                 59,900           1,819
   Discovery Holding, Cl A*           26,800             387
   Dollar General (B)                114,900           2,107
   Dollar Tree Stores*                 8,500             184
   eBay (B)*                       2,872,000         118,326
   EchoStar Communications, Cl A*     27,000             798
   Entercom Communications*            1,800              57
   Fortune Brands                     47,190           3,838
   Gap                                54,400             948
   Harley-Davidson (B)                34,400           1,666
   Harman International Industries    36,300           3,712
   Harrah's Entertainment            219,630          14,318
   Hibbett Sporting Goods*             9,900             220
   Hilton Hotels                       3,900              87
   Home Depot (B)                    690,100          26,320
   IAC/InterActive*                   13,950             354
   International Game Technology   1,266,000          34,182
   ITT Educational Services*           5,600             276
   J.C. Penney                        71,100           3,372
   Jack in the Box*                   11,600             347
   Johnson Controls                   10,500             652
   Kohl's (B)*                       670,200          33,631
   Lamar Advertising, Cl A (B)*      176,980           8,028


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Lennar, Cl A (B)                    1,000      $       60
   Liberty Global, Cl A (B)*         924,000          25,022
   Liberty Global, Ser C (B)*        924,000          23,793
   Liberty Media, Cl A*              268,000           2,157
   Lowe's (B)                        736,940          47,459
   Marriott International, Cl A (B)  259,270          16,334
   McDonald's                        796,400          26,671
   McGraw-Hill                       613,021          29,450
   MGM Mirage (B)*                   876,000          38,343
   Nike, Cl B                        188,300          15,380
   Omnicom Group (B)                 233,300          19,511
   Petsmart                          118,700           2,585
   Polaris Industries                 30,300           1,501
   RadioShack                         17,900             444
   Rent-A-Center*                     15,400             297
   Select Comfort (B)*                 2,800              56
   Sherwin-Williams                   11,500             507
   Standard-Pacific                   11,200             465
   Staples                         2,087,600          44,508
   Starbucks*                         96,200           4,820
   Starwood Hotels & Resorts
     Worldwide                        65,280           3,732
   Station Casinos                    14,600             969
   Strayer Education                   3,400             321
   Target (B)                        713,120          37,032
   Timberland, Cl A*                  12,300             416
   Time Warner*                      769,990          13,945
   Univision Communications,
     Cl A (B)*                       723,180          19,186
   Urban Outfitters*                  28,000             823
   Valassis Communications (B)*      188,450           7,346
   Viacom, Cl B                      787,382          25,991
   Walt Disney                        75,200           1,815
   XM Satellite Radio Holdings,
     Cl A (B)*                     1,120,000          40,219
   Yankee Candle                       6,900             169
   Yum! Brands                        13,400             649
                                                  ----------
                                                     802,302
                                                  ----------
CONSUMER STAPLES -- 9.0%
   7-Eleven*                           2,700              96
   Altria Group (B)                   16,100           1,187
   Anheuser-Busch (B)                 84,700           3,645
   Avon Products                      91,400           2,468
   BJ's Wholesale Club*                3,000              83
   Campbell Soup (B)                  43,900           1,306
   Clorox (B)                         30,000           1,666
   Coca-Cola                         108,600           4,690
   Coca-Cola Enterprises (B)          18,400             359
   Colgate-Palmolive                 329,619          17,401
   Energizer Holdings*                 8,000             454
   Estee Lauder, Cl A (B)            364,500          12,696
   Gillette                        1,356,835          78,968
   HJ Heinz                            3,900             143
   Kellogg                             4,100             189





--------------------------------------------------------------------------------
40          SEI Institutional Managed Trust / Annual Report / September 30, 2005

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Kimberly-Clark                     24,800      $    1,476
   Pepsi Bottling Group              113,700           3,246
   PepsiCo                         1,062,221          60,239
   Pilgrim's Pride                    16,400             597
   Procter & Gamble (B)              662,924          39,417
   Sysco                              50,000           1,568
   Wal-Mart Stores                 1,666,960          73,046
   Walgreen                          932,200          40,504
   Whole Foods Market (B)             31,400           4,222
   WM Wrigley Jr. (B)                205,060          14,740
                                                  ----------
                                                     364,406
                                                  ----------
ENERGY -- 4.5%
   Anadarko Petroleum                  2,800             268
   BJ Services (B)                   135,200           4,866
   Chevron                            24,800           1,605
   ConocoPhillips                    601,500          42,051
   Diamond Offshore Drilling (B)      58,700           3,595
   ENSCO International (B)             5,500             256
   Grant Prideco (B)*                 21,100             858
   Halliburton                       653,100          44,751
   Newfield Exploration*              38,300           1,881
   Pogo Producing                      4,000             236
   Rowan (B)*                         74,900           2,658
   Schlumberger                      784,301          66,179
   Suncor Energy                      70,680           4,278
   Tidewater                          62,400           3,037
   Transocean (B)*                    10,700             656
   Unit*                              29,300           1,620
   XTO Energy                         13,000             589
                                                  ----------
                                                     179,384
                                                  ----------
FINANCIALS -- 10.0%
   American Express (B)              414,500          23,809
   American Financial Group (B)        8,400             285
   American International Group      502,200          31,116
   BlackRock, Cl A                     1,100              97
   Capital One Financial (B)          28,600           2,274
   Charles Schwab                  3,766,800          54,355
   Chicago Mercantile Exchange
     Holdings (B)                    136,000          45,873
   Fannie Mae                        216,020           9,682
   Fifth Third Bancorp                39,000           1,432
   First Bancorp Puerto Rico          13,000             220
   Franklin Resources                341,200          28,647
   Freddie Mac                       644,470          36,387
   Friedman Billings Ramsey Group,
     Cl A+ (B)                         8,400              86
   Genworth Financial, Cl A            9,400             303
   Golden West Financial (B)          83,980           4,988
   Goldman Sachs Group (B)           552,400          67,161
   Keycorp                            10,200             329


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Legg Mason (B)                    255,400      $   28,015
   MGIC Investment (B)                 4,500             289
   Moody's (B)                       972,530          49,677
   Morgan Stanley                     60,900           3,285
   Northern Trust                     34,100           1,724
   Nuveen Investments, Cl A           10,400             410
   PMI Group                           1,900              76
   Radian Group                       24,700           1,312
   St. Joe                             5,900             368
   SVB Financial Group*               12,200             593
   US Bancorp                        117,300           3,294
   Wells Fargo                         7,500             439
   Willis Group Holdings             133,720           5,021
   WR Berkley                          9,000             355
                                                  ----------
                                                     401,902
                                                  ----------
HEALTH CARE -- 18.9%
   Abbott Laboratories               339,800          14,408
   Advanced Neuromodulation Systems*   7,900             375
   Allergan                          558,600          51,179
   AmerisourceBergen (B)              17,300           1,337
   Amgen (B)*                      1,151,124          91,710
   Bausch & Lomb                      24,000           1,936
   Baxter International              124,200           4,952
   Becton Dickinson                   75,500           3,958
   Biogen Idec*                        2,400              95
   Boston Scientific*                123,700           2,891
   C.R. Bard                          23,400           1,545
   Caremark Rx*                      756,410          37,768
   Celgene (B)*                       24,400           1,325
   Cytyc*                             26,200             703
   Dade Behring Holdings              35,400           1,298
   Edwards Lifesciences (B)*          21,000             933
   Eli Lilly                         614,390          32,882
   Fisher Scientific
     International (B)*              177,930          11,041
   Genentech*                      1,465,900         123,443
   Genzyme*                          158,200          11,333
   HCA                                52,600           2,521
   Health Management
     Associates, Cl A                 12,100             284
   Hillenbrand Industries              6,100             287
   Hospira*                           12,500             512
   Idexx Laboratories*                 5,000             334
   IMS Health                         32,500             818
   Invitrogen*                         4,200             316
   Johnson & Johnson                 791,892          50,111
   Laboratory of America
     Holdings (B)*                    45,300           2,207
   Medco Health Solutions*           315,490          17,298
   Medtronic                       1,829,934          98,121
   Merck                             165,500           4,503
   Mettler Toledo International*       7,600             387
   Millipore*                          3,500             220
   OraSure Technologies*              12,000             113




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          41

STATEMENT OF NET ASSETS

September 30, 2005
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Pfizer                            442,500      $   11,049
   Quest Diagnostics (B)              24,600           1,243
   Schering-Plough (B)               116,000           2,442
   Sierra Health Services*             2,200             152
   St. Jude Medical*                  35,100           1,643
   Stryker (B)                       662,430          32,744
   SurModics (B)*                      3,900             151
   Thermo Electron*                   19,700             609
   United Surgical Partners
     International*                    6,800             266
   UnitedHealth Group                692,800          38,935
   Universal Health Services,
     Cl B (B)                         23,800           1,134
   VCA Antech (B)*                    20,900             533
   Waters*                            46,600           1,939
   WellPoint*                        487,000          36,924
   Wyeth                             386,460          17,882
   Zimmer Holdings (B)*              570,080          39,273
                                                  ----------
                                                     760,063
                                                  ----------
INDUSTRIALS -- 7.6%
   3M                                327,248          24,007
   Alliant Techsystems (B)*           11,700             873
   American Standard                   5,200             242
   Armor Holdings*                     1,300              56
   Boeing                             11,400             775
   Cendant                         1,082,130          22,335
   Cintas (B)                        433,600          17,799
   CNF                                15,900             835
   Danaher                             9,500             511
   Deere                              54,700           3,348
   Eaton                              17,700           1,125
   Emerson Electric                   31,800           2,283
   Expeditors International
     Washington (B)                  682,000          38,724
   Fastenal (B)                      260,200          15,896
   General Dynamics                    7,100             849
   General Electric                1,324,500          44,596
   Harsco                              5,300             348
   Herman Miller                       8,200             248
   HNI                                 5,100             307
   Illinois Tool Works               198,900          16,375
   Ingersoll-Rand, Cl A               39,800           1,522
   JB Hunt Transport Services (B)     80,600           1,532
   Landstar System*                   23,100             925
   Lockheed Martin (B)                80,300           4,901
   Manpower                            2,800             124
   Mercury Computer Systems*           1,800              47
   MSC Industrial Direct, Cl A (B)    18,200             604
   Navistar International*            87,200           2,828
   Northrop Grumman                   35,000           1,902
   Paccar                             56,200           3,815
   Pitney Bowes                       30,700           1,281
   Precision Castparts (B)            20,500           1,089


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Rockwell Automation                10,400      $      550
   Rockwell Collins                    5,900             285
   Ryder System                       12,000             411
   SPX                                 4,700             216
   Stericycle*                        19,000           1,086
   Textron                             6,100             437
   Thomas & Betts*                     8,200             282
   United Parcel Service, Cl B       777,954          53,780
   United Technologies                64,000           3,318
   Waste Connections*                  1,900              67
   Weight Watchers
     International (B)*              691,000          35,642
                                                  ----------
                                                     308,176
                                                  ----------
INFORMATION TECHNOLOGY -- 27.6%
   Adtran                              9,100             287
   Agere Systems*                     48,400             504
   Alliance Data Systems*             20,100             787
   American Tower, Cl A*             354,730           8,850
   Automatic Data Processing         134,900           5,806
   Avocent*                            2,900              92
   Cadence Design Systems*            34,600             559
   CDW (B)                            56,800           3,347
   Checkfree (B)*                     10,200             386
   Cisco Systems*                  3,481,060          62,415
   Crown Castle International (B)*   494,730          12,185
   Cymer*                             25,500             799
   Dell*                           1,593,980          54,514
   Digital Insight*                   16,600             433
   Electronic Arts (B)*              278,260          15,830
   EMC*                            1,991,650          25,772
   Fair Isaac                          5,000             224
   First Data                      2,529,680         101,187
   Fiserv (B)*                       309,400          14,192
   Global Payments                     9,000             699
   Google, Cl A (B)*                  93,360          29,545
   Harris                             35,900           1,501
   Ingram Micro, Cl A*                50,300             933
   Intel                           2,146,830          52,919
   International Business Machines   125,000          10,027
   Intuit (B)*                       779,000          34,907
   Jabil Circuit*                     26,700             826
   Juniper Networks (B)*             749,800          17,838
   Lexmark International, Cl A*       13,000             794
   Linear Technology                 922,210          34,666
   Maxim Integrated Products         375,700          16,024
   Micrel (B)*                        31,900             358
   Microsoft                       6,712,390         172,710
   MicroStrategy, Cl A*                4,300             302
   Motorola                          199,600           4,409
   National Instruments               22,500             554
   National Semiconductor (B)        164,600           4,329
   NAVTEQ*                           550,000          27,472




--------------------------------------------------------------------------------
42          SEI Institutional Managed Trust / Annual Report / September 30, 2005

-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Network Appliance*                  3,400      $       81
   Nokia ADR                       1,462,200          24,726
   Novellus Systems (B)*               5,900             148
   Oracle*                         2,644,300          32,763
   Paychex                         2,338,200          86,700
   QLogic*                             6,400             219
   Qualcomm                        2,951,460         132,078
   Red Hat (B)*                      110,900           2,350
   Research In Motion*               153,600          10,506
   Reynolds & Reynolds, Cl A           2,500              68
   SanDisk (B)*                    1,167,000          56,308
   Serena Software (B)*                7,900             157
   Synopsys*                          91,200           1,724
   Texas Instruments (B)             740,700          25,110
   Western Digital*                   19,100             247
   Xerox (B)*                        111,500           1,522
   Yahoo!*                           597,280          20,212
                                                  ----------
                                                   1,113,901
                                                  ----------
MATERIALS -- 1.1%
   Ball                               14,700             540
   Dow Chemical                       70,600           2,942
   Eagle Materials (B)                 3,000             364
   Florida Rock Industries (B)        13,800             885
   Freeport-McMoRan Copper & Gold,
     Cl B (B)                         55,100           2,677
   Martin Marietta Materials          42,100           3,303
   Praxair                           726,000          34,797
   USG*                                  600              41
                                                  ----------
                                                      45,549
                                                  ----------
TELECOMMUNICATION SERVICES -- 0.8%
   Sprint Nextel                   1,416,700          33,689
   Telephone & Data Systems            5,800             226
                                                  ----------
                                                      33,915
                                                  ----------
Total Common Stock
   (Cost $3,592,571) ($ Thousands)                 4,009,598
                                                  ----------

CORPORATE OBLIGATIONS (C) -- 7.8%
FINANCIALS -- 7.8%
   Allstate Life Global Funding II
     MTN (E)
        3.788%, 10/16/06             $ 4,392           4,392
   American General Finance
     (E) (F)
        3.768%, 10/16/06              30,838          30,836
   American General Finance
     MTN, Ser F
        5.875%, 07/14/06                 954             974
   CCN Bluegrass (E)
        3.859%, 08/18/06               6,206           6,206


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   CIT Group MTN (E)
        3.790%, 05/12/06             $23,868      $   23,868
        3.714%, 04/19/06               2,387           2,389
   Caterpillar Financial Services
     MTN, Ser F (E)
        3.670%, 07/10/06               4,774           4,774
   Countrywide Financial Services
     MTN, Ser A (E)
        3.920%, 09/13/06              17,662          17,662
        3.760%, 07/31/06               4,774           4,774
   Countrywide Home Loans MTN,
     Ser M (E)
        3.851%, 11/30/05               6,110           6,110
        3.760%, 01/31/06               2,100           2,100
   Dekabank (E)
        3.614%, 08/19/06              17,662          17,659
   Irish Life & Permanent MTN,
     Ser X (E)
        3.812%, 09/21/06              12,698          12,695
   Islandsbanki (E) (F)
        3.869%, 09/22/06               8,115           8,115
   Jackson National Life Funding
     (E) (F)
        3.693%, 10/02/06              21,004          21,004
   K2 LLC MTN (E)
        3.809%, 12/12/05                 573             573
   Liberty Lighthouse US Capital
     MTN (E)
        3.688%, 05/10/06               9,547           9,541
   Morgan Stanley EXL (E)
        3.710%, 10/04/06               3,342           3,342
   Morgan Stanley EXL, Ser S (E)
        3.670%, 10/03/06               4,774           4,773
   Natexis Banques (E)
        3.810%, 10/16/06               9,309           9,307
   Nationwide Building Society (E) (F)
        4.030%, 07/28/06               4,774           4,774
        3.689%, 01/06/06               9,547           9,547
   Nordbank (E) (F)
        3.830%, 09/25/06              16,230          16,227
   Northern Rock (E) (F)
        3.690%, 10/03/06               9,834           9,834
   Pacific Life Global Funding (E)  (F)
        3.760%, 10/13/06               7,160           7,160
   Premium Asset Trust, Ser 2004-01 (E) (F)
        3.800%, 02/06/06               9,929           9,937
   Premium Asset Trust, Ser 2004-06 (E) (F)
        3.941%, 06/30/06               9,070           9,076
   Premium Asset Trust, Ser 2004-10 (E) (F)
        3.778%, 10/16/06              13,366          13,366
   SLM EXL, Ser S (E)
        3.768%, 10/16/06              10,502          10,502
   SLM MTN, Ser X (E)
        3.796%, 10/20/06              19,094          19,094





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          43

STATEMENT OF NET ASSETS



Large Cap Growth Fund (Concluded)

September 30, 2005
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Skandinav Enskilda Bank (E)
        3.779%, 10/17/06             $10,502      $   10,501
   White Pine Finance MTN, Ser 1 (E)
        3.663%, 11/01/05               4,201           4,199
                                                  ----------
Total Corporate Obligations
   (Cost $315,311) ($ Thousands)                     315,311
                                                  ----------

COMMERCIAL PAPER (C) (D) -- 2.8%
FINANCIALS -- 2.8%
   Altius I Funding
        3.864%, 10/27/05              14,321          14,269
   Arlington Funding
        3.857%, 10/14/05              10,456          10,437
   Brahms Funding
        3.861%, 10/26/05               3,819           3,808
   Buckingham
        3.940%, 11/14/05               1,740           1,732
   Cre-8 Funding
        3.908%, 11/01/05               4,774           4,752
        3.902%, 10/28/05               9,547           9,518
        3.862%, 10/19/05               4,774           4,759
        3.762%, 10/07/05               2,864           2,855
   Davis Square V Funding
        3.934%, 11/02/05              19,094          19,026
        3.932%, 10/28/05                 955             952
   Main Street Warehouse Funding
        3.881%, 10/24/05               9,547           9,521
   Rams Funding
        3.879%, 10/18/05              10,344          10,320
        3.863%, 10/27/05              10,143          10,110
        3.861%, 10/19/05               4,655           4,643
        3.861%, 10/20/05               3,265           3,255
   Rhineland Funding
        4.027%, 11/28/05               2,158           2,143
        3.871%, 10/24/05               3,637           3,627
                                                  ----------
Total Commercial Paper
   (Cost $115,727) ($ Thousands)                     115,727
                                                  ----------

ASSET-BACKED SECURITIES (C) -- 2.4%
AUTOMOTIVE -- 0.3%
   Capital Auto Receivables Asset Trust,
     Ser 2005-SN1A, Cl A1
        3.327%, 05/15/06               9,690           9,690
   Drivetime Auto Owner Trust,
     Ser 2005-B, Cl A1 (E)
        3.788%, 01/15/06               1,259           1,259
                                                  ----------
                                                      10,949
                                                  ----------


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 2.1%
   Blue Heron Funding, Ser 9A, Cl A1 (E)
        3.860%, 02/22/06             $ 9,547      $    9,547
   CCN Independence IV (E)
        3.842%, 10/17/05               5,251           5,251
        3.838%, 07/17/06               3,342           3,342
   Cheyne High Grade, Ser 2004-1A,
     Cl A1 (E)
        3.780%, 11/10/05               5,490           5,490
   Commodore, Ser 2003-2A,
     Cl A1MM (E)
        3.914%, 12/12/05               4,392           4,392
   Duke Funding, Ser 2004-6B,
     Cl A1S1 (E)
        3.630%, 10/10/06               7,160           7,160
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE (E)
        3.880%, 06/25/06               9,547           9,547
   Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM (E)
        3.902%, 11/18/05               8,401           8,401
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AMM2 (E)
        3.880%, 11/25/05              11,300          11,300
   RMAC, Ser 2004-NS3A, Cl A1 (E)
        3.728%, 09/12/06               3,124           3,124
   Saturn Ventures II (E)
        3.749%, 02/07/06               9,547           9,547
   TIAA Real Estate, Ser 2003 1A,
     Cl A1 (E)
        3.868%, 09/28/06               6,165           6,165
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMD (E)
        3.890%, 06/15/06               2,387           2,387
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMME (E)
        3.890%, 09/15/06               1,432           1,432
                                                  ----------
                                                      87,085
                                                  ----------
Total Asset-Backed Securities
   (Cost $98,034) ($ Thousands)                       98,034
                                                  ----------

MASTER NOTES (C) -- 0.9%
   Bank of America
        4.018%, 10/01/05              23,868          23,868
   Bear Stearns
        4.113%, 10/01/05              11,457          11,457
                                                  ----------
Total Master Notes
   (Cost $35,325) ($ Thousands)                       35,325
                                                  ----------




--------------------------------------------------------------------------------
44          SEI Institutional Managed Trust / Annual Report / September 30, 2005

-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
CASH EQUIVALENTS -- 0.8%
   First Union Cash
     Management Program            6,440,395      $    6,440
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A++                       25,561,407          25,561
                                                  ----------
Total Cash Equivalents
   (Cost $32,001) ($ Thousands)                       32,001
                                                  ----------

U.S. TREASURY OBLIGATION (A) -- 0.0%
   U.S. Treasury Bills
        1.033%, 11/25/05              $  810             806
                                                  ----------
Total U.S. Treasury Obligation
   (Cost $805) ($ Thousands)                             806
                                                  ----------

REPURCHASE AGREEMENTS (C) -- 3.0%
   Barclays Capital Markets
     3.840%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $59,861,964
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value
     $9,936,870 - $39,763,139,
     1.875% - 7.250%, 06/15/06 -
     01/15/10; with total
     market value $61,080,402)        59,843          59,843
   Deutsche Bank Securites
     3.750%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $46,801,192
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $105,376
     - $12,602,366, 0.000% -
     5.875%, 10/07/05 - 09/29/25;
     with total market value
     $47,722,371)                     46,787          46,787
   Lehman Brothers
     3.820%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $12,892,887
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $865,458
     - $10,004,083, 0.000% -
     3.500%, 08/15/06 - 04/15/30;
     with total
     market value $13,147,013)        12,889          12,889
                                                  ----------
Total Repurchase Agreements
   (Cost $119,519) ($ Thousands)                     119,519
                                                  ----------
Total Investments -- 117.1%
   (Cost $4,309,293) ($ Thousands)                 4,726,321
                                                  ----------


-------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (17.1)%
Payable Upon Return on Securities Loaned          $ (683,916)
Payable for Investment Securities Purchased          (14,337)
Payable for Fund Shares Redeemed                      (6,149)
Administration Fees Payable                           (1,167)
Investment Advisory Fees Payable                      (1,165)
Shareholder Servicing Fees Payable                      (471)
Administration Servicing Fees Payable                     (6)
Other Assets and Liabilities, Net                     14,926
                                                  ----------
Total Other Assets and Liabilities                  (692,285)
                                                  ----------
Net Assets-- 100.0%                               $4,034,036
                                                  ==========

NET ASSETS:
Paid-in-Capital (unlimited authorization --
  no par value)                                   $5,128,657
Undistributed net investment income                      632
Accumulated net realized loss on investments
   and futures contracts                          (1,512,193)
Net unrealized appreciation on investments           417,028
Net unrealized depreciation on futures contracts         (88)
                                                  ----------
Net Assets                                        $4,034,036
                                                  ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($4,004,347,155 / 208,261,504 shares)              $19.23
                                                      ======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($29,688,992 / 1,559,010 shares)                   $19.04
                                                      ======

Futures -- A summary of the open futures contracts held by the fund at September 30, 2005, is as follows: (see Note 2 in Notes to Financial Statements)
-------------------------------------------------------------
                                                 UNREALIZED
         TYPE OF        NUMBER OF   EXPIRATION  DEPRECIATION
        CONTRACT       CONTRACTS       DATE     ($ THOUSANDS)
-------------------------------------------------------------
S&P 500 Composite Index    49      December 2005    $(88)

*   Non-income producing security.
** Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
+   Real Estate Investment Trust
++  See Note 3 in Notes to Financial Statements.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at September 30, 2005 (see Note 7). The total value of securities on loan at September 30, 2005 was $674,661 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of September 30, 2005 was $683,916 ($ Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate and date reported on the Statement of Net Assets is the rate and date in effect as of September 30, 2005.
(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series
The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          45

STATEMENT OF NET ASSETS



Tax-Managed Small Cap Fund

September 30, 2005
-------------------------------------------------------------
SECTOR WEIGHTINGS# (UNAUDITED):
[BAR GRAPH OMITTED]
27.3%  Financials
16.7%  Short-Term Investments
15.1%  Information Technology
10.8%  Consumer Discretionary
9.1%   Health Care
8.4%   Industrials
3.2%   Utilities
3.1%   Energy
3.0%   Materials
1.9%   Consumer Staples
0.9%   Telecommunication Services
0.4%   Asset-Backed Securities
0.1%   U.S. Treasury Obligations
#Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 96.0%
CONSUMER DISCRETIONARY -- 15.7%
   Abercrombie & Fitch, Cl A (B)      11,600        $    578
   Advance Auto Parts*                   750              29
   Aeropostale*                          800              17
   Alliance Gaming (B)*               30,900             335
   American Eagle Outfitters           1,900              45
   American Greetings, Cl A (B)       19,200             526
   AnnTaylor Stores (B)*              17,650             469
   Applebee's International              800              17
   Arbitron                              900              36
   Arctic Cat                          3,100              64
   ArvinMeritor (B)                   30,200             505
   Autoliv (B)                        17,900             779
   Autonation*                        13,100             262
   Bandag                              5,600             240
   Barnes & Noble (B)*                23,000             867
   Beasley Broadcasting Group, Cl A*   5,900              83
   Blue Nile (B)*                        600              19
   Bob Evans Farms                       800              18
   Borders Group                      18,000             399
   BorgWarner (B)                     25,965           1,466
   Bright Horizons Family
     Solutions (B)*                   11,400             438
   Brunswick                          20,000             755
   Career Education*                     700              25
   Carmax*                             1,100              34
   Carter's (B)*                      11,970             680
   Catalina Marketing                    800              18
   Cato, Cl A                         30,950             617
   Central Garden & Pet (B)*           7,710             349
   Charming Shoppes*                   1,700              18
   Cheesecake Factory (B)*            16,350             511
   Cherokee                              900              31
   Circuit City Stores                 1,700              29
   Citadel Broadcasting*               1,600              22
   CKX (B)*                            7,500              94


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Claire's Stores (B)                 9,000        $    217
   Coach (B)*                         41,000           1,286
   Coldwater Creek*                      900              23
   Columbia Sportswear (B)*            3,700             172
   Corinthian Colleges*               10,300             137
   Cost Plus*                            900              16
   Crown Media Holdings, Cl A*         2,000              22
   Dana                                1,400              13
   Delphi (B)                         16,700              46
   Dollar Thrifty Automotive Group*   16,100             542
   Dollar Tree Stores*                10,000             216
   Domino's Pizza (B)                 30,670             715
   DSW, Cl A (B)*                     14,900             316
   DTS*                                1,000              17
   Education Management*              12,200             393
   Electronics Boutique Holdings (B)*  1,400              88
   Exide Technologies (B)*            26,300             134
   Expedia (B)*                          380               8
   Family Dollar Stores                2,000              40
   Finish Line, Cl A                  20,500             299
   Fleetwood Enterprises (B)*         14,900             183
   Foot Locker                           900              20
   Four Seasons Hotels (B)               700              40
   GameStop, Cl B*                       600              17
   Gaylord Entertainment*              8,000             381
   Gentex (B)                         10,500             183
   Getty Images (B)*                   6,800             585
   Goodyear Tire & Rubber (B)*        27,900             435
   GTECH Holdings (B)                 23,700             760
   Handleman (B)                      15,500             196
   Hartmarx*                           2,400              16
   Hayes Lemmerz International*        5,200              23
   Hovnanian Enterprises, Cl A*        7,500             384
   Insight Enterprises*                  900              17
   International Speedway, Cl A          500              26
   ITT Educational Services*           7,500             370
   Jakks Pacific (B)*                 24,900             404
   Jarden (B)*                        40,162           1,649
   Jo-Ann Stores*                     16,500             285
   John Wiley & Sons, Cl A               500              21
   Jones Apparel Group                 1,300              37
   Journal Communications, Cl A        1,400              21
   K2 (B)*                            21,500             245
   Kerzner International (B)*          8,400             467
   Krispy Kreme Doughnuts*             1,900              12
   La-Z-Boy (B)                       11,200             148
   Lamar Advertising, Cl A (B)*        1,400              64
   Landry's Restaurants (B)           27,200             797
   Leapfrog Enterprises (B)*          14,600             216
   Lee Enterprises                     2,000              85
   Levitt, Cl A                        7,250             166
   Liberty                             1,100              52




--------------------------------------------------------------------------------
46          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Linens `n Things*                  22,500        $    601
   Lodgenet Entertainment*               800              12
   Lodgian*                            1,100              11
   Lone Star Steakhouse & Saloon       9,200             239
   Maytag (B)                          1,200              22
   MDC Holdings (B)                    6,100             481
   Meredith                            1,700              85
   New York*                             600              10
   NVR (B)*                            1,600           1,416
   O'Reilly Automotive*                1,600              45
   OfficeMax                          10,600             336
   Orange 21*                         32,600             157
   Outdoor Channel Holdings*           1,400              21
   Panera Bread, Cl A (B)*             7,600             389
   PEP Boys-Manny Moe & Jack           3,500              48
   PF Chang's China Bistro (B)*        4,400             197
   Phillips-Van Heusen                17,470             542
   Pier 1 Imports (B)                 28,600             322
   Polaris Industries                    300              15
   Polo Ralph Lauren (B)              17,900             900
   Price Communications*               1,700              28
   Primedia*                          78,300             320
   Quiksilver*                        30,400             439
   Radio One, Cl D*                    1,400              18
   RadioShack (B)                     15,200             377
   Rare Hospitality International*       700              18
   RC2*                                9,200             311
   Reebok International                8,800             498
   Regis (B)                           1,200              45
   Rent-A-Center*                      4,500              87
   Royal Caribbean Cruises (B)         7,900             341
   Ruby Tuesday                          800              17
   Ryland Group (B)                   19,400           1,327
   Saks (B)*                          11,000             204
   Scholastic (B)*                     7,400             274
   SCP Pool                              500              17
   ShopKo Stores (B)*                 26,000             664
   Sonic (B)*                         18,700             511
   Sonic Automotive                   12,800             284
   Sotheby's Holdings, Cl A*           1,300              22
   Sports Authority*                  12,100             356
   Stage Stores                        8,800             236
   Station Casinos                    13,220             877
   Steinway Musical Instruments*         400              11
   Strayer Education                     200              19
   Stride Rite (B)                    38,900             499
   Sturm Ruger                         2,100              19
   Technical Olympic USA (B)          19,750             517
   Thor Industries                     7,000             238
   Tiffany                             1,300              52
   Tractor Supply*                       400              18
   Triarc, Cl A (B)                   23,800             400
   Triarc, Cl B                        1,200              18


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Unifi*                             19,700        $     66
   United Auto Group                     300              10
   Universal Technical Institute*        900              32
   Urban Outfitters (B)*              30,000             882
   Vail Resorts*                       1,400              40
   Valassis Communications (B)*        7,900             308
   Valuevision Media, Cl A*            1,500              17
   Visteon (B)                        29,900             292
   Warnaco Group (B)*                 24,300             532
   Westwood One                        1,000              20
   Whirlpool (B)                       8,500             644
   Williams-Sonoma (B)*               17,700             679
   Wynn Resorts (B)*                  11,800             533
   XM Satellite Radio Holdings, Cl A (B)*400              14
                                                    --------
                                                      42,360
                                                    --------
CONSUMER STAPLES -- 2.7%
   BJ's Wholesale Club*               21,300             592
   Boston Beer, Cl A*                    800              20
   Casey's General Stores                900              21
   Chiquita Brands International (B)  12,380             346
   Church & Dwight (B)                24,585             908
   Dean Foods*                         1,400              54
   Energy Conversion Devices (B)*     11,520             517
   Mannatech                           1,200              14
   Molson Coors Brewing, Cl B (B)     13,400             858
   Nash Finch (B)                     11,300             477
   Pathmark Stores*                   20,600             232
   PepsiAmericas                      30,100             684
   Ralcorp Holdings                    1,100              46
   Supervalu (B)                      20,900             650
   TreeHouse Foods*                    6,720             181
   Tyson Foods, Cl A                   2,400              43
   United Natural Foods (B)*          37,940           1,342
   Universal                           6,300             245
   Vector Group (B)                    1,050              21
   Weis Markets                          500              20
                                                    --------
                                                       7,271
                                                    --------
ENERGY -- 4.5%
   Amerada Hess (B)                    8,600           1,183
   Arch Coal                           6,500             439
   Atwood Oceanics*                      300              25
   Berry Petroleum, Cl A (B)           9,310             621
   Cal Dive International*             6,500             412
   CARBO Ceramics (B)                  6,457             426
   Comstock Resources*                 8,900             292
   Cooper Cameron*                     4,400             325
   Delta Petroleum (B)*                1,200              25
   Dril-Quip*                            600              29
   Endeavour International (B)*        4,700              24
   Energy Partners*                      600              19







--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          47

STATEMENT OF NET ASSETS

September 30, 2005
------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   ENSCO International                 6,900        $    321
   EOG Resources                         800              60
   FMC Technologies*                   1,800              76
   Forest Oil (B)*                     1,700              89
   FX Energy (B)*                      1,700              20
   Global Industries (B)*             19,900             293
   Grant Prideco*                      4,500             183
   Grey Wolf*                          2,400              20
   Gulf Island Fabrication             1,900              55
   Houston Exploration*               10,200             686
   Hydril*                               600              41
   Input/Output (B)*                  27,000             215
   Massey Energy                         500              26
   Meridian Resource*                  9,300              39
   National Oilwell Varco (B)*         5,900             388
   Oceaneering International*            500              27
   Oil States International*             700              25
   Parker Drilling*                    2,500              23
   Patterson-UTI Energy                4,900             177
   Peabody Energy                      4,600             388
   Petroleum Development*                500              19
   Plains Exploration & Production*    1,600              69
   Pride International*                  700              20
   RPC                                 1,500              39
   Southwestern Energy*                  400              29
   Stone Energy*                      12,100             739
   Superior Energy Services*           1,100              25
   Swift Energy (B)*                  23,300           1,066
   Syntroleum*                         5,700              83
   Tesoro (B)                         19,100           1,284
   Tetra Technologies*                   750              23
   Ultra Petroleum*                    5,700             324
   Unit*                                 400              22
   Universal Compression Holdings*       500              20
   Vintage Petroleum                  13,600             621
   Whiting Petroleum*                 13,800             605
   W-H Energy Services*                  900              29
                                                    --------
                                                      11,989
                                                    --------
FINANCIALS -- 15.5%
   1st Source                            400               9
   A.G. Edwards                        2,700             118
   Accredited Home Lenders
     Holding (B)*                      8,800             309
   Affiliated Managers Group (B)*     18,300           1,325
   Agree Realty+                       1,200              34
   Alexander's+*                         100              27
   Alexandria Real Estate Equities+      200              17
   Alfa                                1,200              20
   Allied Capital (B)                    800              23
   Allmerica Financial (B)*           13,000             535
   AMB Property+                       3,900             175
   Amegy Bancorp                         800              18


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   American Financial Group (B)       22,200        $    753
   American National Insurance           500              60
   AmeriCredit*                       14,600             349
   AmerUs Group (B)                   10,400             597
   AMLI Residential Properties Trust+    600              19
   Annaly Mortgage Management+ (B)     9,900             128
   Apartment Investment & Management,
     Cl A+                               300              12
   Arbor Realty Trust+                   400              11
   Arden Realty+                         500              21
   Arrow Financial                       618              17
   Arthur J Gallagher                  2,300              66
   Ashford Hospitality Trust+          1,600              17
   Aspen Insurance Holdings           12,300             363
   Astoria Financial                  24,300             642
   Bancorpsouth (B)                   23,200             530
   Bank Mutual                         1,700              18
   Bank of Hawaii (B)                  6,300             310
   Bear Stearns                        7,000             768
   Bedford Property Investors+         3,900              93
   BioMed Realty Trust+                  800              20
   BRE Properties, Cl A+                 400              18
   Brookline Bancorp                   1,200              19
   Calamos Asset Management, Cl A      9,800             242
   Capital Automotive+                   600              23
   Capital Trust, Cl A+                  500              16
   CapitalSource (B)*                 20,800             453
   Capitol Federal Financial             300              10
   CarrAmerica Realty+                 3,300             119
   Cathay General Bancorp                500              18
   Centerpoint Properties Trust+         900              40
   Central Pacific Financial           8,700             306
   Charter Financial                     500              17
   Chemical Financial                    900              29
   CIT Group (B)                      14,500             655
   City National (B)                  12,900             904
   Clifton Savings Bancorp             9,700             100
   Colonial BancGroup                 34,200             766
   Colonial Properties Trust+            400              18
   Colony Bankcorp                       800              22
   Commerce Bancorp (B)                  800              25
   Commerce Bancshares (B)            13,137             676
   Community Banks                       700              20
   CompuCredit (B)*                   16,095             715
   Corporate Office Properties Trust+    700              24
   Correctional Properties Trust+      1,300              38
   Cousins Properties+                 4,100             124
   Covanta Holding (B)*                1,400              19
   Crescent Real Estate Equities+      1,000              21
   Delphi Financial Group, Cl A          400              19
   DiamondRock Hospitality+            1,600              19
   Direct General                      3,800              75
   Doral Financial                     3,500              46



--------------------------------------------------------------------------------
48          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Downey Financial (B)                8,200        $    499
   Duke Realty+                          600              20
   E*Trade Financial*                 85,900           1,512
   East West Bancorp                   9,500             323
   EastGroup Properties+                 400              18
   Entertainment Properties Trust+       600              27
   Equity Lifestyle Properties+          400              18
   Equity One+                         1,400              33
   Euronet Worldwide (B)*             22,955             679
   Extra Space Storage+ (B)            1,200              18
   Federal Agricultural Mortgage,
     Cl C (B)                         17,000             414
   Federal Realty Investment Trust+      300              18
   Financial Institutions              2,200              41
   First American (B)                 23,100           1,055
   First Busey                           900              18
   First Commonwealth Financial        1,400              19
   First Financial Bancorp               600              11
   First Industrial Realty Trust+        900              36
   First Marblehead                    1,300              33
   First Midwest Bancorp                 800              30
   First Niagara Financial Group      21,500             310
   First Potomac Realty Trust+           800              21
   FirstMerit                            700              19
   FNB                                   400              11
   Friedman Billings Ramsey Group,
     Cl A+ (B)                        30,300             309
   Fulton Financial                    9,000             151
   Gables Residential Trust+             400              17
   Getty Realty+                       2,300              66
   Glacier Bancorp                       300               9
   Glenborough Realty Trust+           1,500              29
   Global Signal+                        200               9
   Gold Banc                          31,300             466
   Government Properties Trust+        5,600              55
   Hancock Holding                       500              17
   Harleysville Group                    400              10
   Health Care Property Investors+     2,600              70
   Health Care +                       1,100              41
   Healthcare Realty Trust+            3,300             132
   Heritage Property Investment
     Trust+                            1,000              35
   Hersha Hospitality Trust+           2,800              28
   Hibernia, Cl A                     28,600             859
   Highland Hospitality+               1,800              18
   Highwoods Properties+                 600              18
   HomeBanc+                           2,300              18
   Hospitality Properties Trust+         400              17
   Host Marriott+ (B)                 23,000             389
   Hudson City Bancorp (B)            21,000             250
   Huntington Bancshares (B)          33,000             742
   Huron Consulting Group              5,500             148
   IndyMac Bancorp                     2,600             103
   Instinet Group*                    18,200              90
   International Bancshares            4,100             122


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Investors Financial Services (B)    4,300        $    141
   Irwin Financial (B)                 3,600              73
   Janus Capital Group                 1,300              19
   JER Investors Trust+                6,400             116
   Kilroy Realty+                        400              22
   Knight Capital Group, Cl A*         2,300              19
   Lakeland Bancorp                    1,155              18
   LandAmerica Financial Group (B)    13,800             892
   LaSalle Hotel Properties+             700              24
   Lazard, Cl A (B)                   31,300             792
   Leucadia National                     500              22
   Luminent Mortgage Capital+          3,800              29
   Macerich+                             200              13
   Maguire Properties+                   600              18
   Max Re Capital                     25,000             620
   Mid-America Apartment Communities+  1,300              60
   Nara Bancorp                          900              13
   Nasdaq Stock Market (B)*           17,405             441
   National Financial Partners         8,900             402
   National Health Realty+             3,500              68
   Nationwide Health Properties+       1,800              42
   NBC Capital                           700              18
   New Century Financial+                500              18
   New Plan Excel Realty Trust+          400               9
   Newcastle Investment+                 900              25
   NorthStar Realty Finance+          10,300              97
   Northwest Bancorp                   1,100              23
   Nuveen Investments, Cl A (B)       18,900             744
   OceanFirst Financial                  800              19
   Old National Bancorp                1,300              28
   Old Republic International         25,500             680
   Omega Healthcare Investors+         1,400              19
   optionsXpress Holdings              1,200              23
   Origen Financial+                   2,300              17
   Park National                         200              22
   PartnerRe                           8,100             519
   Placer Sierra Bancshares            2,400              66
   Popular (B)                        26,900             652
   Post Properties+                      600              22
   Prentiss Properties Trust+            700              28
   ProAssurance (B)*                  19,785             923
   Prologis+                             895              40
   Providian Financial (B)*           49,000             866
   PS Business Parks+                  1,400              64
   QC Holdings                         1,200              16
   Radian Group (B)                   17,400             924
   RAIT Investment Trust+                500              14
   Ramco-Gershenson Properties+          600              18
   Rayonier+                           8,400             484
   Realty Income+                      2,000              48
   Refco (B)*                          8,400             237
   S&T Bancorp                           800              30
   Seacoast Banking of Florida           900              21




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          49

STATEMENT OF NET ASSETS

September 30, 2005
------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Senior Housing Properties Trust+    1,900        $     36
   Shurgard Storage Centers, Cl A+     1,200              67
   South Financial Group                 400              11
   Sovereign Bancorp (B)              51,500           1,135
   Sovran Self Storage+                  500              24
   Spirit Finance+                       900              10
   Stancorp Financial Group            4,400             370
   Sterling Financial, Washington
     Shares*                          17,700             399
   Stewart Information Services       10,500             538
   Strategic Hotel Capital+            1,000              18
   Sunstone Hotel Investors+ (B)      12,300             300
   SVB Financial Group (B)*           16,400             798
   Tanger Factory Outlet Centers+        600              17
   TD Banknorth (B)                    5,495             166
   Texas Regional Bancshares, Cl A       300               9
   Toronto-Dominion Bank (B)           1,294              64
   Town & Country Trust+               1,000              29
   Triad Guaranty*                       300              12
   Trizec Properties+                    400               9
   Trustco Bank                        3,800              48
   Trustmark                             700              19
   Trustreet Properties+              14,400             225
   UCBH Holdings                       1,000              18
   UnionBanCal                        14,300             997
   United Bankshares                  13,100             458
   United Community Banks                700              20
   United Dominion Realty Trust+         700              17
   Universal American Financial*      25,800             587
   Universal Health Realty
     Income Trust+                       300              10
   UnumProvident (B)                  56,200           1,152
   U-Store-It Trust+                  23,100             468
   Valley National Bancorp             4,400             101
   Value Line                            500              20
   Ventas+                             1,400              45
   Virginia Financial Group              500              18
   W Holding                           8,000              76
   Waddell & Reed Financial, Cl A      1,000              19
   Washington Federal                  1,800              41
   Webster Financial                   3,200             144
   Weingarten Realty Investors+          500              19
   Westfield Financial                   800              19
   Whitney Holding                     1,200              32
   Wilmington Trust                    1,900              69
   Wilshire Bancorp                      700              11
   Wintrust Financial                  5,000             251
                                                    --------
                                                      41,855
                                                    --------
HEALTH CARE -- 13.2%
   Abaxis*                             1,600              21
   Abgenix (B)*                       45,100             572
   Accelrys*                          28,800             195
   Advanced Neuromodulation Systems*     400              19


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Align Technology*                   3,800        $     26
   Alkermes*                           1,300              22
   Alpharma, Cl A                     23,100             574
   American Healthways (B)*           19,385             822
   American Medical Systems
     Holdings (B)*                     6,000             121
   American Pharmaceutical
     Partners (B)*                     8,400             384
   AMERIGROUP*                        18,000             344
   Amsurg*                               700              19
   Amylin Pharmaceuticals (B)*        19,700             685
   Animas (B)*                        24,500             385
   Applera--Applied Biosystems Group  29,700             690
   Applera--Celera Genomics
     Group (B)*                       34,600             420
   Apria Healthcare Group*               600              19
   Arrow International                   600              17
   AVANIR Pharmaceuticals, Cl A*       3,800              12
   Barr Pharmaceuticals*              18,100             994
   Bausch & Lomb                       6,200             500
   Beckman Coulter                     5,300             286
   Bentley Pharmaceuticals (B)*        2,500              30
   Bruker BioSciences*                 4,400              19
   Cambrex (B)                        14,800             281
   Cephalon (B)*                      42,800           1,987
   Cerner (B)*                           200              17
   Chemed                             11,580             502
   Community Health Systems (B)*      14,600             567
   Connetics*                          1,000              17
   Cooper                              8,100             621
   Covance*                              500              24
   Cubist Pharmaceuticals (B)*        64,220           1,383
   CV Therapeutics (B)*               31,000             829
   Cytyc*                              1,500              40
   Dade Behring Holdings               9,200             337
   Dendreon (B)*                      54,500             366
   Dendrite International*             1,300              26
   Dentsply International              5,500             297
   Depomed (B)*                       43,500             282
   Diagnostic Products                   400              21
   Dionex*                               500              27
   Diversa*                           10,400              60
   DJ Orthopedics*                    20,400             590
   Edwards Lifesciences*               3,400             151
   Encysive Pharmaceuticals (B)*      32,200             379
   Endo Pharmaceuticals Holdings*     25,200             672
   Enzon Pharmaceuticals*              2,600              17
   EPIX Pharmaceuticals*               1,300              10
   Express Scripts (B)*                9,800             610
   Eyetech Pharmaceuticals (B)*        2,600              47
   First Horizon Pharmaceutical (B)*  30,100             598
   Fisher Scientific
     International (B)*                9,000             558
   Flamel Technologies ADR (B)*       11,200             209




--------------------------------------------------------------------------------
50          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Foxhollow Technologies (B)*        13,615        $    648
   Gen-Probe*                            700              35
   Health Net (B)*                    12,000             568
   Henry Schein*                         300              13
   Hillenbrand Industries                600              28
   Human Genome Sciences (B)*          1,400              19
   Humana*                             3,800             182
   ICOS*                                 800              22
   Idexx Laboratories*                   500              33
   Immucor (B)*                       21,950             602
   Inamed*                               300              23
   Inspire Pharmaceuticals*            1,400              11
   Integra LifeSciences Holdings*        600              23
   Intermagnetics General (B)*        13,973             390
   Intuitive Surgical*                   500              37
   Invacare                              800              33
   Invitrogen (B)*                     8,500             639
   Isis Pharmaceuticals*               1,900              10
   King Pharmaceuticals*              22,600             348
   Kyphon*                               500              22
   LifePoint Hospitals*                  400              17
   Ligand Pharmaceuticals, Cl B (B)*  44,000             446
   Lincare Holdings*                     800              33
   Magellan Health Services (B)*       9,200             323
   Manor Care                          8,700             334
   Medarex (B)*                        3,000              29
   Medco Health Solutions*               196              11
   Mentor                                400              22
   Mettler Toledo International*         400              20
   MGI Pharma (B)*                    21,400             499
   Micro Therapeutics*                 4,400              25
   Micrus Endovascular*                2,200              22
   Millennium Pharmaceuticals*         3,700              34
   Millipore*                          3,400             214
   Molina Healthcare*                    700              17
   Momenta Pharmaceuticals*              500              14
   Myriad Genetics (B)*               17,500             383
   Nastech Pharmaceutical (B)*        24,500             346
   Neurocrine Biosciences (B)*         3,700             182
   Neurogen*                           3,900              27
   NPS Pharmaceuticals*                4,100              41
   Nu Skin Enterprises, Cl A           2,000              38
   Nuvelo*                             2,300              22
   OccuLogix*                          2,100              13
   Odyssey HealthCare*                 1,800              31
   Omnicare                              900              51
   Onyx Pharmaceuticals*                 500              12
   Owens & Minor                         700              21
   Par Pharmaceutical*                   800              21
   Parexel International (B)*         13,700             275
   PerkinElmer                        20,100             409
   Perrigo                             1,300              19
   Pharmaceutical Product Development*   400              23
   Pharmacopeia Drug Discovery (B)*   15,850              57


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Pharmion (B)*                       1,500        $     33
   PRA International*                  6,100             185
   Priority Healthcare, Cl B*            700              19
   Protein Design Labs (B)*           41,085           1,150
   PSS World Medical*                  1,400              19
   Psychiatric Solutions (B)*         14,300             775
   Renal Care Group*                     500              24
   Resmed*                               300              24
   Respironics*                          700              30
   Rigel Pharmaceuticals*             15,000             357
   Salix Pharmaceuticals*                900              19
   SFBC International (B)*            16,065             713
   Stereotaxis*                        1,900              14
   SurModics (B)*                      9,990             386
   Sybron Dental Specialties (B)*     29,066           1,209
   Syneron Medical (B)*                2,600              95
   Tanox (B)*                          1,400              20
   Telik (B)*                         22,200             363
   Thermo Electron*                      800              25
   Thermogenesis*                      3,800              20
   Thoratec*                           1,100              20
   Triad Hospitals (B)*               14,600             661
   Trimeris (B)*                      23,900             367
   United Surgical Partners
     International (B)*               21,145             827
   Universal Health Services,
     Cl B (B)                         18,300             872
   Valeant Pharmaceuticals
     International                     1,500              30
   Varian Medical Systems (B)*        12,600             498
   VCA Antech*                           800              20
   Vertex Pharmaceuticals*             1,100              25
   Watson Pharmaceuticals*            12,300             450
   Wright Medical Group*               1,000              25
                                                    --------
                                                      35,693
                                                    --------
INDUSTRIALS -- 12.2%
   Aaon*                               1,000              18
   Actuant, Cl A*                      5,500             257
   Adesa (B)                          14,500             320
   Advisory Board*                       400              21
   Airtran Holdings*                   1,800              23
   Alaska Air Group (B)*              13,800             401
   Albany International, Cl A         17,600             649
   Alexander & Baldwin                   400              21
   Alliant Techsystems*                2,100             157
   Allied Waste Industries (B)*        2,300              19
   Ametek                                500              21
   Angelica                              700              13
   Applied Signal Technology           1,500              29
   Armor Holdings*                       400              17
   Banta (B)                          29,900           1,522
   BearingPoint (B)*                  53,200             404
   Briggs & Stratton (B)              22,600             782
   Brink's (B)                        33,000           1,355




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          51

STATEMENT OF NET ASSETS

September 30, 2005
------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
------------------------------------------------------------
   C&D Technologies                    4,200        $     40
   Calgon Carbon (B)                  12,400              98
   Casella Waste Systems, Cl A*        1,500              20
   ChoicePoint*                        1,000              43
   CNH Global (B)                     21,000             414
   Compx International                 3,800              62
   Corporate Executive Board (B)       1,900             148
   CoStar Group*                         400              19
   Covenant Transport, Cl A*           1,500              18
   Crane                                 700              21
   Cummins (B)                        15,000           1,320
   Deluxe                              1,400              56
   Donaldson                             600              18
   Dun & Bradstreet*                     500              33
   EGL*                                  900              24
   Engineered Support Systems (B)        900              37
   Equifax                               700              24
   ESCO Technologies*                 10,210             511
   ExpressJet Holdings*                2,000              18
   Fastenal                              600              37
   Flowserve (B)*                      8,500             309
   Forrester Research*                   900              19
   Forward Air                         1,200              44
   Franklin Electric                     700              29
   Gardner Denver*                     3,000             134
   GATX (B)                           21,000             831
   General Maritime (B)                  700              26
   Goodrich                           18,900             838
   Gorman-Rupp                           800              19
   Graco                                 500              17
   GrafTech International*             3,300              18
   Granite Construction                6,900             264
   Greenfield Online*                  5,300              29
   Grupo TMM, Cl A ADR*               31,900             131
   Gulfmark Offshore (B)*                700              23
   Harsco                             12,500             820
   Herman Miller                      24,900             754
   Hexcel*                            23,100             423
   Hubbell, Cl B                         600              28
   Interactive Data                      900              20
   Iron Mountain*                        800              29
   JB Hunt Transport Services         17,400             331
   John H. Harland                     2,300             102
   Joy Global (B)                     18,522             935
   Kansas City Southern (B)*          18,000             420
   Kelly Services, Cl A                  600              18
   Kirby*                                400              20
   Labor Ready (B)*                   17,065             438
   Laidlaw International (B)*         43,500           1,051
   Landstar System*                    3,300             132
   Lennox International               20,200             554
   Lincoln Electric Holdings             500              20


------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
------------------------------------------------------------
   Manitowoc (B)                       9,500        $    477
   Manpower                            6,500             289
   Maritrans                           1,200              38
   Mcgrath Rentcorp                    1,200              34
   Milacron (B)*                      42,460              76
   Monster Worldwide (B)*             17,500             537
   Moog, Cl A (B)*                    12,030             355
   MSC Industrial Direct, Cl A (B)    14,500             481
   Mueller Industries                 24,300             675
   Navistar International (B)*        21,300             691
   Nordson                               800              30
   NS Group*                          15,100             593
   Odyssey Marine Exploration (B)*     2,700              10
   Old Dominion Freight Line*            700              23
   Orbital Sciences (B)*              21,800             273
   Oshkosh Truck (B)                   8,600             371
   Pacer International*                  800              21
   Pall (B)                           31,400             864
   Pentair                               800              29
   PHH*                                1,200              33
   Quanta Services (B)*                9,800             125
   Regal-Beloit                       10,800             350
   Resources Connection (B)*          23,400             693
   Robert Half International           8,300             295
   RR Donnelley & Sons (B)             4,300             159
   Ryder System (B)                   34,700           1,187
   Sauer-Danfoss                         900              18
   School Specialty*                     400              20
   Service International               3,400              28
   ServiceMaster                       3,200              43
   Skywest                             1,000              27
   SPX                                 5,300             244
   Standard Register                   1,000              15
   Stericycle*                           500              29
   Tecumseh Products, Cl A (B)        14,200             306
   Teledyne Technologies (B)*          8,600             296
   Tennant                               500              21
   Tetra Tech*                         1,300              22
   Thomas & Betts (B)*                 9,600             330
   Timken                              8,700             258
   Toro                                1,400              51
   TurboChef Technologies (B)*        15,800             246
   United Rentals (B)*                25,500             503
   Universal Display (B)*              1,500              17
   Universal Forest Products (B)      15,600             894
   UNOVA*                                700              24
   UTI Worldwide (B)                   7,200             559
   Vicor                               1,400              21
   Wabash National                       900              18
   Wabtec (B)                          3,400              93
   Walter Industries (B)              19,100             934
   Washington Group
     International (B)*               14,000             754




--------------------------------------------------------------------------------
52          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
------------------------------------------------------------
   Waste Industries USA                1,800        $     24
   Watson Wyatt Holdings               1,000              27
   Woodward Governor                     200              17
   York International (B)             10,300             578
                                                    --------
                                                      32,942
                                                    --------
INFORMATION TECHNOLOGY -- 22.0%
   3Com*                              31,900             130
   Actel*                              2,000              29
   Activision*                         1,600              33
   ADC Telecommunications*             1,500              34
   Adtran (B)                          2,700              85
   Advanced Digital Information*       2,300              22
   Aeroflex*                           2,100              20
   Agere Systems*                     25,350             264
   Akamai Technologies (B)*           28,900             461
   Alliance Data Systems*                700              27
   Alliance Semiconductor (B)*        20,600              61
   Altera*                            51,600             986
   American Superconductor*            2,100              22
   American Tower, Cl A*               5,315             133
   AMIS Holdings*                     33,600             398
   Ansys (B)*                         11,575             445
   Anteon International*               4,900             210
   Applied Micro Circuits*            14,500              43
   aQuantive (B)*                     32,500             654
   Arris Group (B)*                   98,200           1,165
   Arrow Electronics*                  1,000              31
   Asyst Technologies*                 3,800              18
   Atheros Communications*             2,200              21
   ATI Technologies*                  16,800             234
   ATMI*                                 600              19
   Autobytel*                          4,000              20
   Autodesk (B)                        1,000              46
   Avaya*                            122,900           1,266
   Avid Technology*                    6,900             286
   Avnet*                              1,100              27
   Avocent*                           30,400             962
   AVX                                 4,600              59
   Axcelis Technologies*              23,000             120
   BEA Systems*                        3,400              31
   BEI Technologies (B)                  600              21
   Bel Fuse, Cl B                        600              22
   Black Box                           6,200             260
   BMC Software*                      30,400             641
   Brocade Communications Systems*     4,600              19
   Brooks Automation (B)*             57,700             769
   Cabot Microelectronics (B)*         1,000              29
   Cadence Design Systems (B)*        25,000             404
   Celestica*                         13,000             147
   Ceridian*                          17,000             353
   Certegy                             1,400              56


------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
------------------------------------------------------------
   Check Point Software
     Technologies (B)*                18,600        $    452
   Checkfree (B)*                     23,300             881
   Citrix Systems (B)*                19,200             483
   CNET Networks (B)*                 20,600             280
   Cognex                                900              27
   Cognizant Technology Solutions,
     Cl A (B)*                        19,850             925
   Coherent*                             400              12
   Cohu                                  900              21
   CommScope*                          1,000              17
   Compuware*                          4,600              44
   Convergys*                         22,500             323
   Cree (B)*                          29,000             726
   Crown Castle International*         2,700              66
   CSG Systems International (B)*     24,400             530
   Cymer (B)*                         10,000             313
   Cypress Semiconductor*             15,500             233
   C-COR (B)*                         56,400             381
   Digital Insight (B)*               16,375             427
   Digital River*                        500              17
   Digitas*                           22,000             250
   Ditech Communications*              3,800              26
   DST Systems*                        5,700             313
   Dycom Industries*                  16,700             338
   Earthlink (B)*                     73,400             785
   Echelon*                            2,600              24
   Electro Scientific Industries*      1,000              22
   Electronics for Imaging*           22,000             505
   Emulex*                               800              16
   Entegris*                           2,000              23
   Equinix*                              500              21
   eResearch Technology (B)*          17,500             248
   Extreme Networks*                   4,200              19
   F5 Networks (B)*                   11,200             487
   Fairchild Semiconductor
     International (B)*               33,400             496
   FARO Technologies (B)*             28,400             553
   FEI (B)*                           29,500             568
   Filenet*                              700              20
   Flir Systems*                      11,200             331
   Formfactor*                        11,500             262
   Foundry Networks (B)*              21,000             267
   Gartner*                            2,600              30
   Global Payments (B)                 4,600             357
   GSI Commerce*                      14,200             283
   Harris                                800              33
   Homestore*                          4,800              21
   Hyperion Solutions*                 8,500             414
   IDX Systems*                       11,100             479
   Imation                               500              21
   InFocus (B)*                       23,200              80




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          53

STATEMENT OF NET ASSETS

September 30, 2005
------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
------------------------------------------------------------
   Informatica (B)*                   36,000        $    433
   Infospace*                         19,000             454
   Ingram Micro, Cl A*                 1,200              22
   Integrated Device Technology (B)*  18,300             197
   Interdigital Communications*        1,000              20
   International Rectifier*              400              18
   Intersil, Cl A                     45,000             980
   Intervideo*                         2,200              22
   Ipass*                             19,200             103
   iPayment*                             500              19
   Jack Henry & Associates            25,800             500
   Kemet*                              2,900              24
   Keynote Systems*                   25,300             328
   KFX (B)*                            1,200              21
   Kopin*                              3,100              22
   Kronos*                               400              18
   Lam Research (B)*                  10,900             332
   Landauer                              300              15
   Lattice Semiconductor (B)*        195,000             835
   Lawson Software (B)*                3,400              24
   LSI Logic (B)*                     99,100             976
   Macromedia*                           700              28
   Manhattan Associates (B)*          27,700             643
   MAXIMUS                               500              18
   Maxtor (B)*                       268,900           1,183
   MEMC Electronic Materials*          1,700              39
   Mercury Interactive (B)*           13,300             527
   Methode Electronics                33,500             386
   Micrel*                            37,800             424
   Micros Systems (B)*                17,785             778
   Microsemi*                         42,255           1,079
   MoneyGram International             1,000              22
   Motive*                             5,500              35
   MPS Group*                          1,700              20
   Multi-Fineline Electronix*         14,095             413
   National Instruments                1,300              32
   NAVTEQ*                             1,000              50
   Netease.com ADR (B)*                5,205             468
   NetFlix (B)*                        1,100              29
   Netratings*                         1,200              18
   Newport*                            1,300              18
   NIC*                                3,700              24
   North Pittsburgh Systems            1,200              24
   Novatel Wireless (B)*              20,000             289
   Novell*                             4,200              31
   Novellus Systems*                  21,600             542
   O2Micro International*             31,700             499
   Omnivision Technologies (B)*          200               3
   ON Semiconductor*                   4,000              21
   Openwave Systems (B)*              25,200             453
   Palm (B)*                             600              17
   Parametric Technology*             65,800             459
   Pericom Semiconductor*              2,100              19


------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
------------------------------------------------------------
   Perot Systems, Cl A*               38,400        $    543
   Pixelworks (B)*                    98,100             646
   Plantronics                        23,300             718
   Plexus*                             1,200              20
   Polycom*                          104,800           1,695
   Power Integrations*                   800              17
   Powerwave Technologies (B)*        48,960             636
   Progress Software*                    600              19
   ProQuest*                           6,900             250
   QLogic*                               900              31
   Quantum (B)*                      103,200             319
   Quest Software*                     1,300              20
   RADWARE*                            7,800             149
   RealNetworks (B)*                   3,700              21
   Red Hat (B)*                       41,300             875
   Redback Networks (B)*               4,900              49
   Renaissance Learning                5,000              89
   Reynolds & Reynolds, Cl A          10,900             299
   RF Micro Devices (B)*             112,000             633
   RSA Security (B)*                  23,000             292
   S1*                                 3,900              15
   Sabre Holdings, Cl A               15,700             318
   SafeNet (B)*                       14,000             508
   Salesforce.com (B)*                46,895           1,084
   Satyam Computer Services ADR (B)   21,800             659
   SBA Communications, Cl A*          28,530             441
   Scientific Games, Cl A*               700              22
   Seachange International*            8,500              54
   Sigmatel*                           1,100              22
   Silicon Laboratories*                 700              21
   Sirf Technology Holdings*          26,090             786
   Solectron*                        143,800             562
   Sonic Solutions*                   18,200             391
   Sonus Networks*                     3,900              23
   SRA International, Cl A*            1,700              60
   Startek                             5,200              69
   Supertex*                             900              27
   Sybase (B)*                        13,200             309
   Sycamore Networks*                 11,300              43
   Symbol Technologies                 3,500              34
   Synopsys*                           9,900             187
   Syntel                              2,100              41
   Tech Data*                          1,900              70
   Technitrol                          1,200              18
   Tejon Ranch*                          200               9
   Tekelec*                           18,100             379
   Tektronix                             800              20
   Tellabs*                            5,700              60
   Teradyne (B)*                      72,500           1,196
   THQ (B)*                           34,000             725
   TIBCO Software (B)*               150,800           1,261
   Transaction Systems Architects*       700              19
   Trident Microsystems (B)*          12,560             400




--------------------------------------------------------------------------------
54          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
------------------------------------------------------------
   Trimble Navigation*                   800        $     27
   Unica*                             32,500             357
   Unisys (B)*                        54,100             359
   United Online                      28,100             389
   Utstarcom (B)*                     17,200             141
   Valueclick*                         1,400              24
   Varian Semiconductor
     Equipment Associates*               500              21
   Veeco Instruments*                  6,800             109
   Viasat*                               900              23
   Vishay Intertechnology*             2,000              24
   WatchGuard Technologies (B)*       21,500              92
   Wavecom ADR*                       11,000             169
   WebMD*                              4,000              44
   Websense*                             400              20
   Western Digital*                  110,000           1,422
   X-Rite                              1,600              20
   Zebra Technologies, Cl A*           1,600              63
   Zoran (B)*                         19,600             280
                                                    --------
                                                      59,225
                                                    --------
MATERIALS -- 4.3%
   Airgas                              9,800             290
   Albemarle (B)                      17,200             648
   Allegheny Technologies (B)         15,000             465
   Aptargroup (B)                      8,500             423
   Bowater                            11,100             314
   Carpenter Technology                  900              53
   Coeur d'Alene Mines (B)*            5,200              22
   Commercial Metals                     700              24
   Consol Energy                         800              61
   Constar International*             16,800              34
   Crown Holdings (B)*                34,900             556
   Cytec Industries (B)               17,400             755
   Deltic Timber                         500              23
   Earle M Jorgensen*                  1,000              10
   Eastman Chemical                    8,500             399
   Engelhard                             600              17
   FMC (B)*                           16,400             938
   Foundation Coal Holdings (B)       16,700             642
   Glatfelter                          1,500              21
   Headwaters*                         2,700             101
   Hercules (B)*                      32,000             391
   International Flavors & Fragrances    500              18
   Jacuzzi Brands (B)*                49,300             397
   James River Coal*                     400              20
   Lafarge North America               6,200             419
   Louisiana-Pacific                  12,000             332
   Lubrizol                           14,300             620
   Metal Management                      700              18
   Mosaic (B)*                        19,500             312
   NL Industries                       2,000              38
   OM Group*                           1,200              24


------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
------------------------------------------------------------
   Owens-Illinois*                    18,500        $    382
   Packaging of America                  900              17
   Potlatch                              400              21
   Quanex                             12,750             844
   Rinker Group ADR (B)                1,200              76
   Royal Gold (B)                        900              24
   Schnitzer Steel Industries, Cl A    3,000              98
   Schweitzer-Mauduit International      900              20
   Sealed Air*                           600              29
   Sensient Technologies               1,100              21
   Sigma-Aldrich                       2,900             186
   Silgan Holdings                       800              27
   Smurfit-Stone Container*           15,000             155
   Stillwater Mining                   4,800              44
   Terra Industries (B)*              11,800              78
   United States Steel (B)            11,800             500
   USG (B)*                            6,800             467
   Valhi                               1,400              25
   Wausau Paper                        2,800              35
   Wellman                            22,700             144
                                                    --------
                                                      11,578
                                                    --------
TELECOMMUNICATION SERVICES -- 1.3%
   Alamosa Holdings (B)*              36,720             628
   Alltel                                431              28
   Amdocs*                            32,700             907
   Broadwing (B)*                      4,200              21
   CenturyTel                         19,200             671
   Cincinnati Bell*                    6,500              29
   CT Communications                   2,000              25
   General Communication, Cl A*        1,800              18
   Golden Telecom (B)                    600              19
   Nextel Partners, Cl A*             22,200             557
   NII Holdings*                         400              34
   SureWest Communications               900              26
   Telephone & Data Systems            1,000              39
   Ubiquitel*                         38,800             339
   Valor Communications Group          2,100              28
                                                    --------
                                                       3,369
                                                    --------
UTILITIES -- 4.6%
   AGL Resources                       9,400             349
   Allegheny Energy (B)*               1,200              37
   Allete (B)                          6,900             316
   Avista (B)                         26,200             508
   Black Hills                         6,600             286
   California Water Service Group      2,800             115
   Cascade Natural Gas                 4,900             107
   Centerpoint Energy (B)             25,300             376
   CH Energy Group                       300              14
   CMS Energy (B)*                    61,100           1,005
   Constellation Energy Group          7,700             474




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          55

STATEMENT OF NET ASSETS



Tax-Managed Small Cap Fund (Concluded)

September 30, 2005
------------------------------------------------------------
                         Shares/Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
   DPL                                 8,700        $    242
   Duquesne Light Holdings             2,300              40
   Dynegy, Cl A*                       4,200              20
   El Paso Electric*                   2,000              42
   Energen (B)                        18,000             779
   EnergySouth                           800              22
   Equitable Resources                   400              16
   ITC Holdings (B)                   12,000             348
   MDU Resources Group (B)            27,450             979
   MGE Energy                            800              29
   Middlesex Water                     1,600              36
   Nicor                               7,200             303
   Northeast Utilities (B)            28,300             565
   NorthWestern (B)                   17,400             525
   Ormat Technologies                    500              11
   Otter Tail                            300               9
   Pepco Holdings                        500              12
   Pinnacle West Capital              14,800             652
   Plug Power (B)*                     3,000              20
   PNM Resources                      20,100             576
   PPL (B)                            18,200             588
   Puget Energy                       15,700             369
   Reliant Energy*                     8,300             128
   Sempra Energy (B)                  20,400             960
   Southwest Water                     1,500              22
   TECO Energy                           900              16
   UGI                                34,500             971
   Vectren                               700              20
   Wisconsin Energy                   15,300             611
                                                    --------
                                                      12,498
                                                    --------
Total Common Stock
   (Cost $206,623) ($ Thousands)                     258,780
                                                    --------


                                   Number of
                                    Warrants
                                   ---------
WARRANTS -- 0.0%
   Washington Mutual* (D)            100,700              16
                                                    --------
Total Warrants
   (Cost $25) ($ Thousands)                               16
                                                    --------

                                   Number of
                                      Rights
                                  ----------
RIGHTS -- 0.0%
   Bank United* (E)(F)                 7,000              --
                                                    --------
Total Rights
   (Cost $2) ($ Thousands)                                --
                                                    --------

CORPORATE OBLIGATIONS (C) (H) -- 5.6%
FINANCIALS -- 5.6%
   Harrier Finance Funding
        3.890%, 04/27/06              $3,000           3,000


------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
   K2 MTN
        3.890%, 05/10/06              $3,000        $  3,000
   Links Finance MTN
        3.890%, 04/28/06               3,000           3,000
   Theta
        3.900%, 05/05/06               3,000           3,000
   Whistlejacket Capital Funding
        3.900%, 05/15/06               3,000           3,000
                                                    --------
Total Corporate Obligations
   (Cost $15,000) ($ Thousands)                       15,000
                                                    --------

COMMERCIAL PAPER (C) (G) -- 18.5%
FINANCIALS -- 18.5%
   Ajax Bambino Funding
        3.680%, 10/04/05               5,000           4,999
   Barton Capital
        3.860%, 10/03/05               5,000           4,999
   Bavaria TRR
        3.700%, 10/06/05               5,000           4,997
   Clipper Receivables
        3.750%, 10/03/05               4,500           4,499
   Freedom Park Capital
        3.690%, 10/06/05               5,000           4,997
   Harwood
        3.820%, 10/13/05               4,500           4,494
   McKinley Funding
        3.820%, 10/25/05               2,508           2,502
   Mica Funding
        3.770%, 10/04/05               4,500           4,499
   Mitten
        3.800%, 10/04/05               4,500           4,499
   Park Grenada
        3.830%, 10/03/05               5,000           4,999
   Ranger
        3.750%, 10/26/05               4,500           4,488
                                                    --------
Total Commercial Paper
   (Cost $49,972) ($ Thousands)                       49,972
                                                    --------

ASSET-BACKED SECURITY (C) (H) -- 0.7%
MORTGAGE RELATED SECURITY -- 0.7%
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AM2
        3.880%, 11/25/05               1,775           1,775
                                                    --------
Total Asset-Backed Security
   (Cost $1,775) ($ Thousands)                         1,775
                                                    --------



--------------------------------------------------------------------------------
56          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                         Shares/Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
CASH EQUIVALENTS -- 4.9%
   Barclays Global Investors Funds,
     Prime Money Market Fund (C)   2,070,885        $  2,071
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A++                       11,054,377          11,054
   The Reserve Funds,
     Primary Fund, Cl 8 (C)           27,700              28
                                                    --------
Total Cash Equivalents
   (Cost $13,153) ($ Thousands)                       13,153
                                                    --------

U.S. TREASURY OBLIGATION (A) -- 0.1%
   U.S. Treasury Bills
        3.456%, 11/25/05              $  244             243
                                                    --------
Total U.S. Treasury Obligation
   (Cost $243) ($ Thousands)                             243
                                                    --------

REPURCHASE AGREEMENTS (C) -- 19.3%
   Bank of America
     3.850%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $18,005,775
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value
     $6,403,992 - $12,589,567,
     5.000%, 03/01/35 - 08/01/35;
     with total market
     value $18,360,000)               18,000          18,000
   Barclays Capital Markets
     3.810%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $20,006,350
     (collateralized by a U.S.
     Government Obligation, par
     value $20,781,000, 0.000%,
     03/13/06; with total market
     value $20,400,708)               20,000          20,000
   Deutsche Bank Securites
     3.750%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $14,004,375
     (collateralized by a U.S.
     Government Obligation, par
     value $13,689,000, 5.125%,
     07/15/12; with total market
     value $14,280,051)               14,000          14,000
                                                    --------
Total Repurchase Agreements
   (Cost $52,000) ($ Thousands)                       52,000
                                                    --------
Total Investments -- 145.1%
   (Cost $338,793) ($ Thousands)                     390,939
                                                    --------

-------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (45.1)%
Payable upon return on securities loaned           $(120,846)
Payable for Investment Securities Purchased           (1,581)
Payable for Fund Shares Redeemed                        (800)
Investment Advisory Fees Payable                        (113)
Administration Fees Payable                              (77)
Shareholder Servicing Fees Payable                       (48)
Other Assets and Liabilities, Net                      2,045
                                                    --------
Total Other Assets and Liabilities                  (121,420)
                                                    --------
Net Assets-- 100.0%                                 $269,519
                                                    ========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)         $204,733
Accumulated net realized gain on investments
   and futures contracts                              12,638
Net unrealized appreciation on investments            52,146
Net unrealized appreciation on futures contracts           2
                                                    --------
Net Assets                                          $269,519
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($269,518,502 / 20,533,232 shares)                $13.13
                                                     ======

Futures -- A summary of the open futures contracts held by the fund at September 30, 2005, is as follows: (see Note 2 in Notes to Financial Statements)
-------------------------------------------------------------
                                                 UNREALIZED
                                                APPRECIATION
    TYPE OF            NUMBER OF    EXPIRATION (DEPRECIATION)
   CONTRACT             CONTRACTS      DATE     ($ THOUSANDS)
-------------------------------------------------------------
Russell 2000 Index MINI    45      December 2005     $(9)
S&P 400 Index E-MINI       36      December 2005      11
                                                     ---
                                                     $ 2
                                                     ---

*   Non-income producing security.
+   Real Estate Investment Trust
++  See Note 3 in Notes to Financial Statements.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at September 30, 2005 (see Note 7). The total value of securities on loan at September 30, 2005 was $119,268 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of September 30, 2005 was $120,846 ($ Thousands).
(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
(E) This security was issued for possible settlement of pending litigation and does not have an expiration date.
(F) Securities considered illiquid. The total value of such securities as of September 30, 2005 was $0 and represented 0.00% of Net Assets.
(G) The rate reported is the effective yield at time of purchase.
(H) Variable Rate Security -- The rate and date reported on the Statement of Net Assets is the rate and date in effect as of September 30, 2005.
ADR -- American Depositary Receipt
Cl -- Class
MTN -- Medium Term Note
Ser -- Series
Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.






--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          57

STATEMENT OF NET ASSETS



Small Cap Value Fund

September 30, 2005
------------------------------------------------------------
SECTOR WEIGHTINGS# (UNAUDITED):
[BAR GRAPH OMITTED]
31.3%  Financials
13.6%  Industrials
13.4%  Consumer Discretionary
11.3%  Information Technology
6.4%   Short-Term Investments
5.2%   Energy
4.9%   Materials
4.6%   Health Care
3.1%   Utilities
2.6%   Asset-Backed Securities
2.6%   Consumer Staples
0.5%   Exchange Traded Fund
0.4%   Telecommunication Services
0.1%   U.S. Treasury Obligations
#Percentages based on total investments. Includes investments held as collateral for securities on loan
(see Note 7).
------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
COMMON STOCK -- 96.7%
CONSUMER DISCRETIONARY -- 16.4%
   1-800 Contacts (B)*                75,100     $     1,408
   Advo                              202,005           6,321
   Aftermarket Technology*            92,880           1,708
   Alliance Gaming (B)*              273,210           2,964
   American Axle & Manufacturing
     Holdings (B)                    153,340           3,539
   American Greetings, Cl A (B)       84,420           2,313
   AnnTaylor Stores*                  30,200             802
   Applebee's International           44,410             919
   Arctic Cat                        106,200           2,181
   ArvinMeritor                      210,000           3,511
   Bandag                             11,300             484
   Belo, Cl A (B)                     49,030           1,121
   Bluegreen*                         41,600             734
   Blyth                               6,300             140
   Brinker International (B)*         21,750             817
   Brown Shoe                         93,400           3,082
   Buckle                              8,100             275
   Building Material Holding          12,700           1,183
   Carmike Cinemas                    10,330             237
   Cato, Cl A                         69,000           1,375
   Claire's Stores                    52,600           1,269
   Commercial Vehicle Group*          25,600             536
   Cooper Tire & Rubber (B)           77,720           1,187
   Corinthian Colleges*               63,800             847
   Courier                            24,230             906
   CSK Auto*                         142,220           2,116
   Dixie Group*                        8,100             129
   Dollar Thrifty Automotive Group*   46,100           1,552
   Dress Barn (B)*                    55,911           1,273
   Eddie Bauer Holdings*              36,640             907
   Ethan Allen Interiors (B)         130,600           4,094


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Exide Technologies (B)*           196,800     $     1,000
   Finish Line, Cl A                  88,300           1,288
   Fleetwood Enterprises (B)*         49,600             610
   Foot Locker                        69,990           1,536
   Furniture Brands
     International (B)               251,600           4,536
   Gaylord Entertainment (B)*         72,800           3,469
   Genesco*                           16,600             618
   Handleman                         207,253           2,618
   Interface*                         11,080              92
   Jack in the Box*                   37,600           1,125
   Jakks Pacific (B)*                189,760           3,080
   Jarden (B)*                        79,650           3,271
   Jo-Ann Stores*                    129,500           2,240
   Journal Communications, Cl A       38,200             569
   K2*                               126,200           1,439
   Kellwood                          251,380           6,498
   Kerzner International*             29,600           1,644
   Kimball International, Cl B        35,700             432
   La Quinta*                         53,200             462
   La-Z-Boy (B)                      194,300           2,563
   Landry's Restaurants               27,200             797
   Leapfrog Enterprises (B)*         154,300           2,279
   Libbey                              7,600             116
   Liberty                            31,930           1,497
   Linens `n Things (B)*             195,500           5,220
   Lithia Motors, Cl A                14,900             432
   Lone Star Steakhouse & Saloon (B)  63,300           1,646
   M/I Homes                           2,300             125
   MDC Holdings (B)                   16,380           1,292
   Men's Wearhouse*                   38,655           1,032
   Modine Manufacturing               18,300             671
   Movie Gallery (B)                 299,500           3,112
   MTR Gaming Group*                  23,200             186
   Multimedia Games (B)*              32,700             317
   National Presto Industries         13,533             579
   OfficeMax                          53,900           1,707
   Payless Shoesource*               161,300           2,807
   PEP Boys-Manny Moe & Jack (B)      96,700           1,338
   Petco Animal Supplies*             48,000           1,016
   Pier 1 Imports (B)                196,000           2,209
   Pinnacle Entertainment*            49,800             913
   Polo Ralph Lauren                  47,200           2,374
   Primedia*                         333,000           1,362
   RadioShack                         94,700           2,349
   RC2*                               43,800           1,479
   Reebok International               17,130             969
   Regis                              57,080           2,159
   Rent-A-Center*                    125,500           2,423
   Ruby Tuesday                       31,200             679
   Russell (B)                        45,970             645
   Ryan's Restaurant Group*           72,200             843
   Ryland Group (B)                   19,800           1,355
   Saks (B)*                          25,600             474
   Scholastic*                        31,300           1,157





--------------------------------------------------------------------------------
58          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Sonic Automotive                   81,500     $     1,811
   Sports Authority (B)*              87,200           2,567
   Stage Stores                       29,050             781
   Starwood Hotels & Resorts
     Worldwide                       132,400           7,569
   Steinway Musical Instruments*       6,600             174
   Superior Industries
     International (B)               188,100           4,048
   Tenneco Automotive*               180,300           3,157
   Titan International (B)             6,500              89
   Too*                               46,820           1,284
   Trans World Entertainment*        107,300             847
   Triarc, Cl A (B)                   83,400           1,401
   Tupperware (B)                     47,200           1,075
   Unifi*                            114,300             382
   United Auto Group                   8,700             287
   Valassis Communications (B)*       87,970           3,429
   Visteon (B)                       200,200           1,958
   Water Pik Technologies*             7,000             142
   William Lyon Homes (B)*             6,700           1,040
   Winnebago Industries (B)           40,100           1,162
   World Wrestling Entertainment     129,700           1,686
   Zale*                             204,300           5,553
                                                 -----------
                                                     177,021
                                                 -----------
CONSUMER STAPLES -- 3.2%
   BJ's Wholesale Club (B)*           94,500           2,627
   Casey's General Stores             65,070           1,510
   Chattem*                           25,700             912
   Chiquita Brands International     136,600           3,818
   Church & Dwight                    21,700             802
   Coca-Cola Bottling Consolidated     1,800              88
   Corn Products International        72,830           1,469
   Delta & Pine Land                  53,600           1,415
   Diamond Foods*                     39,700             679
   Gold Kist*                        156,300           3,056
   Hain Celestial Group*              55,600           1,079
   Lance                              47,400             828
   Longs Drug Stores                  32,400           1,390
   Molson Coors Brewing, Cl B (B)     63,700           4,077
   Nash Finch                         38,600           1,628
   Pathmark Stores*                  134,200           1,512
   Ralcorp Holdings                   53,390           2,238
   Ruddick                            36,700             846
   Sanderson Farms                    25,500             948
   Spartan Stores*                    46,300             477
   TreeHouse Foods (B)*               50,000           1,344
   Universal                          26,300           1,021
   Weis Markets                       24,500             980
                                                 -----------
                                                      34,744
                                                 -----------
ENERGY -- 6.3%
   Atlas America*                     24,190           1,182
   Cabot Oil & Gas                    44,300           2,238
   Callon Petroleum (B)*              26,100             546


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Carrizo Oil & Gas*                 24,900     $       730
   Cimarex Energy (B)*               106,300           4,819
   Comstock Resources*                42,300           1,388
   Energy Partners*                   27,200             849
   Forest Oil*                        34,050           1,774
   Global Industries*                 74,300           1,095
   Harvest Natural Resources (B)*     69,500             746
   Holly                              28,100           1,798
   Houston Exploration*               10,600             713
   Input/Output (B)*                 174,400           1,392
   Lone Star Technologies*            23,700           1,317
   Meridian Resource*                 86,700             361
   National Oilwell Varco*            32,500           2,138
   Offshore Logistics*                16,400             607
   Overseas Shipholding Group          2,600             152
   Penn Virginia                      39,800           2,297
   Plains Exploration & Production*  148,219           6,347
   Range Resources                    16,600             641
   Remington Oil & Gas (B)*           57,100           2,370
   Spinnaker Exploration*             23,700           1,533
   St. Mary Land & Exploration (B)   148,900           5,450
   Stone Energy*                     119,200           7,276
   Superior Energy Services (B)*      36,900             852
   Swift Energy (B)*                  86,500           3,957
   Tesoro                             25,600           1,721
   Transmontaigne*                    67,600             540
   Veritas DGC*                        6,700             245
   Vintage Petroleum                 115,220           5,261
   Whiting Petroleum*                 62,000           2,718
   W-H Energy Services*               92,090           2,985
                                                 -----------
                                                      68,038
                                                 -----------
FINANCIALS -- 24.4%
   Acadia Realty Trust+               57,800           1,040
   ACE Cash Express*                  11,900             232
   Advance America Cash Advance
     Centers                          24,200             321
   Advanta, Cl B                      21,800             615
   Affiliated Managers Group (B)*     45,850           3,320
   Agree Realty+                      18,900             534
   Allmerica Financial*               40,100           1,650
   AMB Property+ (B)                  71,800           3,224
   American Home Mortgage
     Investment+                      86,100           2,609
   AmericanWest Bancorp*              10,300             238
   AmerUs Group (B)                   24,900           1,429
   Anchor Bancorp Wisconsin           19,800             584
   Anthracite Capital+                66,300             768
   Arbor Realty Trust+               111,490           3,133
   Arch Capital Group*                19,700             977
   Archstone-Smith Trust+             96,300           3,840
   Ashford Hospitality Trust+         52,700             567
   Aspen Insurance Holdings           59,500           1,758
   Assured Guaranty                   43,800           1,048





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          59

STATEMENT OF NET ASSETS

September 30, 2005
------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   AvalonBay Communities+ (B)         36,300     $     3,111
   Bancfirst                           7,100             604
   Bancorpsouth                      105,870           2,419
   Bank Mutual                       122,280           1,311
   BankAtlantic Bancorp, Cl A         30,400             517
   BioMed Realty Trust+               24,400             605
   Boston Properties+                 63,500           4,502
   Brandywine Realty Trust+           24,700             768
   Capital of the West                 4,000             122
   Capital Southwest                  21,300           1,814
   Capital Trust, Cl A+               12,700             408
   Capitol Bancorp                    11,000             356
   Cardinal Financial*               110,350           1,065
   Cash America International         14,800             307
   Cathay General Bancorp (B)         64,900           2,301
   CB Richard Ellis Group, Cl A*      33,300           1,638
   CBL & Associates Properties+       27,300           1,119
   Cedar Shopping Centers+            18,600             269
   Central Pacific Financial          33,800           1,189
   Chemical Financial                 30,400             988
   City Holding                       13,800             494
   Clark                              21,400             360
   CNA Surety*                        18,600             265
   Columbia Banking System            14,700             386
   Commerce Group                     23,600           1,369
   Commercial Federal                 34,600           1,181
   Commercial Net Lease Realty+       44,400             888
   Community Bank System              23,400             529
   Community Trust Bancorp             7,290             235
   CompuCredit (B)*                   25,400           1,128
   Corus Bankshares                   30,600           1,678
   Crescent Real Estate Equities+     53,100           1,089
   Delphi Financial Group, Cl A       35,800           1,675
   DiamondRock Hospitality (H)+       57,100             671
   Duke Realty+                       26,000             881
   Eagle Hospitality Properties
     Trust+                           92,300             921
   Education Realty Trust+            81,210           1,356
   Entertainment Properties Trust+    22,500           1,004
   Equity Inns+                       99,300           1,341
   Equity One+                        32,670             760
   Equity Residential+                39,800           1,506
   FBL Financial Group, Cl A          16,900             506
   Federal Agricultural Mortgage,
     Cl C (B)                         49,600           1,207
   FelCor Lodging Trust+ (B)*        107,600           1,630
   First American                    133,400           6,092
   First Citizens Bancshares, Cl A     2,200             375
   First Community Bancorp            18,100             866
   First Community Bancshares          5,200             153
   First Financial Bancorp            90,086           1,676
   First Financial Bankshares (B)      4,100             143
   First Indiana (B)                  47,774           1,628
   First Industrial Realty Trust+     66,800           2,675
   First Merchants                    24,300             628
   First Niagara Financial Group     156,100           2,254


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   FirstFed Financial (B)*            24,500     $     1,318
   FirstMerit                         54,960           1,472
   Flagstar Bancorp                   40,900             659
   Flushing Financial                 30,600             501
   Fpic Insurance Group*              25,800             929
   Frontier Financial                  9,700             281
   GAMCO Investors, Cl A              47,800           2,192
   General Growth Properties+ (B)    168,670           7,578
   Gold Banc                         163,100           2,430
   Gramercy Capital+                   5,700             137
   Greater Bay Bancorp                90,800           2,237
   Hancock Holding                    51,830           1,769
   Hanmi Financial                    62,700           1,125
   Harleysville Group                  6,900             166
   Heritage Property Investment Trust+ 6,000             210
   Hilb Rogal & Hobbs (B)            201,300           7,513
   HomeBanc+                          94,200             727
   Horace Mann Educators              56,790           1,123
   Host Marriott+                    365,700           6,180
   HRPT Properties Trust+             99,500           1,235
   Hub International                  80,000           1,814
   Independent Bank                    5,660             164
   Innkeepers USA Trust+              67,700           1,046
   Investment Technology Group*       56,200           1,664
   IPC Holdings                       53,200           1,737
   Irwin Financial                    44,000             897
   iStar Financial+                   92,600           3,744
   ITLA Capital*                       7,500             394
   Jones Lang LaSalle*                 9,600             442
   Kimco Realty+ (B)                 216,200           6,793
   LandAmerica Financial Group        31,200           2,017
   Liberty Property Trust+            35,400           1,506
   LTC Properties+                    38,300             812
   MainSource Financial Group          9,485             168
   Marlin Business Services*           3,900              90
   Max Re Capital                    121,900           3,022
   Medical Properties Trust+ (H) (J)  39,400             348
   Mercantile Bank                     5,015             215
   MeriStar Hospitality+ (B)*        274,600           2,507
   Mid-State Bancshares               14,900             410
   National Financial Partners (B)    38,700           1,747
   National Health Investors+         30,800             850
   Navigators Group*                   9,400             351
   NBT Bancorp                        58,200           1,373
   Novastar Financial+ (B)            12,200             403
   Odyssey Re Holdings (B)            30,600             782
   Omega Healthcare Investors+        40,700             567
   Pacific Capital Bancorp            32,066           1,067
   Parkway Properties+                 5,500             258
   Pennsylvania Real Estate
     Investment Trust+                62,900           2,653
   PFF Bancorp                        35,250           1,067
   Philadelphia Consolidated Holding*  1,600             136
   Placer Sierra Bancshares           11,700             321





--------------------------------------------------------------------------------
60          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Platinum Underwriters Holdings     45,510     $     1,360
   PMI Group                          38,470           1,534
   Premierwest Bancorp*                8,000             121
   Presidential Life                  32,900             592
   ProAssurance*                      42,170           1,968
   Prologis+ (B)                      47,500           2,105
   Prosperity Bancshares              27,800             841
   Provident Bankshares               25,200             876
   Provident Financial Holdings        3,800             107
   PS Business Parks+                 33,000           1,511
   Public Storage+ (B)                58,600           3,926
   Quanta Capital Holdings*          123,790             743
   R & G Financial, Cl B              35,000             481
   Rainier Pacific Financial Group    44,920             701
   RAIT Investment Trust+             30,600             872
   Ramco-Gershenson Properties+       12,600             368
   Regency Centers+ (B)               72,400           4,159
   RenaissanceRe Holdings             41,300           1,806
   Safety Insurance Group              9,800             349
   Saul Centers+                      23,600             849
   Selective Insurance Group (B)      34,800           1,702
   Senior Housing Properties Trust+   23,400             445
   Signature Bank (B)*                70,080           1,891
   Simmons First National, Cl A        4,800             137
   Simon Property Group+ (B)         100,200           7,427
   Sizeler Property Investors+         7,600              92
   SL Green Realty+                   23,850           1,626
   Southwest Bancorp                  10,800             237
   Sterling Financial,
     Pennsylvania Shares              12,325             248
   Sterling Financial,
     Washington Shares*               92,700           2,090
   Stewart Information Services (B)  173,300           8,873
   Sunstone Hotel Investors+          54,500           1,329
   SVB Financial Group*               40,500           1,970
   Taylor Capital Group               34,000           1,286
   Thomas Properties Group            59,200             770
   TierOne                            15,100             397
   Tompkins Trustco                    3,080             133
   Trico Bancshares                    5,900             127
   Trustmark (B)                      80,600           2,245
   Trustreet Properties+              67,900           1,063
   UMB Financial                      41,740           2,742
   Umpqua Holdings                    69,000           1,678
   Universal American Financial*      90,100           2,049
   U-Store-It Trust+ (B)             105,200           2,132
   Ventas+                           142,900           4,601
   Vornado Realty Trust+              58,500           5,067
   Washington Federal                 29,370             663
   WesBanco                           22,900             630
   West Coast Bancorp                  8,400             210
   Westcorp                           10,500             618
   Winston Hotels+                   123,920           1,239
   Wintrust Financial                 42,500           2,136


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   WR Berkley                         78,825     $     3,112
   Zenith National Insurance          50,300           3,153
                                                 -----------
                                                     263,384
                                                 -----------
HEALTH CARE -- 5.7%
   Accelrys*                         297,900           2,014
   Albany Molecular Research*         35,900             437
   Alliance Imaging*                  27,200             233
   Alpharma, Cl A                    146,200           3,636
   Amedisys (B)*                      25,300             987
   America Service Group*             52,200             866
   Analogic                           31,800           1,603
   Applera--Celera Genomics Group*   240,900           2,922
   Bio-Rad Laboratories, Cl A (B)*    10,000             550
   Cambrex                            90,400           1,714
   Community Health Systems (B)*      79,500           3,085
   Cross Country Healthcare*          96,600           1,793
   DJ Orthopedics*                    67,700           1,959
   Enzon Pharmaceuticals*             58,100             385
   Flamel Technologies ADR (B)*       66,300           1,240
   Genesis HealthCare*                62,400           2,516
   Health Net (B)*                    55,500           2,626
   HealthTronics*                     42,200             420
   Kindred Healthcare (B)*            23,400             697
   LifePoint Hospitals*               14,600             639
   Magellan Health Services*          56,500           1,986
   Mettler Toledo International*      44,650           2,276
   Myriad Genetics (B)*              115,500           2,525
   National Dentex*                  109,054           2,247
   Orthofix International*            29,140           1,271
   Owens & Minor                      40,610           1,192
   Parexel International*            130,500           2,622
   PerkinElmer                        64,700           1,318
   Pharmacopeia Drug Discovery (B)*  133,350             477
   PolyMedica                         39,900           1,394
   PRA International*                 12,900             391
   Res-Care*                         160,616           2,472
   Sybron Dental Specialties*        168,670           7,013
   Techne (B)*                         9,300             530
   Triad Hospitals*                   21,060             953
   Vertex Pharmaceuticals (B)*         9,800             219
   Viasys Healthcare*                 74,400           1,859
                                                 -----------
                                                      61,067
                                                 -----------
INDUSTRIALS -- 16.6%
   ABX Air*                           49,600             407
   Actuant, Cl A*                     24,000           1,123
   Acuity Brands (B)                  67,180           1,993
   Adesa                              92,800           2,051
   Alaska Air Group (B)*              81,700           2,374
   Albany International, Cl A         77,661           2,863
   Alderwoods Group*                  48,600             796
   AMN Healthcare Services*          199,100           3,080




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          61

STATEMENT OF NET ASSETS

September 30, 2005
------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   AO Smith                           94,360     $     2,689
   Applied Industrial Technologies    12,750             458
   Arkansas Best                      47,800           1,667
   Banta                             136,130           6,928
   BearingPoint (B)*                 448,700           3,406
   Blount International*               6,200             109
   Briggs & Stratton (B)              81,020           2,803
   Brink's                           158,100           6,492
   Cadmus Communications              24,040             505
   Calgon Carbon (B)                  49,400             390
   CDI                                81,400           2,405
   CIRCOR International               60,260           1,654
   CNH Global                        111,860           2,204
   Consolidated Graphics*             20,000             861
   CPI Aerostructures*                48,570             484
   Crane                               4,900             146
   DiamondCluster International*     195,100           1,479
   EMCOR Group*                        8,000             474
   EnPro Industries*                  21,700             731
   Esterline Technologies*            46,000           1,743
   ExpressJet Holdings*              109,000             978
   Federal Signal                     66,580           1,138
   Flowserve*                         46,800           1,701
   GATX (B)                           88,000           3,480
   Genlyte Group*                     17,400             837
   Geo Group*                         19,700             522
   Global Power Equipment Group (B)* 168,200           1,199
   Griffon (B)*                      178,040           4,380
   Grupo TMM, Cl A* ADR              237,100             972
   Harsco                             26,700           1,751
   Heidrick & Struggles
     International*                   70,900           2,296
   Hughes Supply                      40,460           1,319
   IKON Office Solutions              88,700             885
   Insituform Technologies, Cl A*     34,488             596
   John H. Harland                    78,900           3,503
   K&F Industries Holdings*           70,200           1,174
   Kadant*                            55,630           1,116
   Kansas City Southern (B)*         181,390           4,228
   Kaydon                            148,770           4,227
   Kennametal (B)                     64,100           3,143
   Kirby*                             46,000           2,274
   Korn/Ferry International*          54,500             893
   Laidlaw International*            185,700           4,488
   Lennox International (B)          192,900           5,287
   Manitowoc (B)                      44,500           2,236
   Medical Staffing Network
     Holdings (B)*                   195,100           1,145
   Milacron (B)*                     348,335             620
   Mueller Industries                 45,400           1,261
   Navistar International (B)*        97,400           3,159
   NCO Group*                         31,800             657
   NN                                 15,600             187
   Orbital Sciences (B)*             119,300           1,491
   Pall                              176,200           4,846
   PAM Transportation Services*        8,900             144


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   PHH*                               36,500     $     1,002
   R.H. Donnelley*                    12,600             797
   RailAmerica*                       30,000             357
   Regal-Beloit                       52,570           1,705
   Rent-Way*                          89,900             618
   Robbins & Myers                    61,320           1,379
   Ryder System                      140,700           4,815
   Sauer-Danfoss                      12,100             242
   School Specialty (B)*              36,320           1,772
   SCS Transportation*                 9,200             145
   Simpson Manufacturing             122,000           4,775
   Skywest                            99,300           2,663
   Source Interlink*                 100,259           1,109
   Sourcecorp*                        31,300             671
   SPX (B)                            37,600           1,728
   Stewart Enterprises, Cl A         146,200             969
   Tecumseh Products, Cl A           102,600           2,208
   Teledyne Technologies*             47,700           1,644
   Tetra Tech*                       233,760           3,932
   Thomas & Betts*                    42,000           1,445
   Toro                               24,200             890
   Unifirst                           44,200           1,550
   United Rentals (B)*                61,000           1,202
   United Stationers*                 30,000           1,436
   Universal Forest Products (B)      28,300           1,622
   USA Truck*                         25,500             645
   Valmont Industries                 20,900             614
   Volt Information Sciences*          7,000             142
   Walter Industries (B)              73,000           3,571
   Washington Group
     International (B)*               68,700           3,702
   Watson Wyatt Holdings             235,230           6,339
   Woodward Governor                  14,000           1,191
   Yellow Roadway*                     3,695             153
   York International                 23,400           1,312
                                                 -----------
                                                     178,793
                                                 -----------
INFORMATION TECHNOLOGY -- 13.8%
   Advanced Digital Information*     234,100           2,201
   Advanced Energy Industries*         9,500             102
   Aeroflex*                         131,840           1,234
   Agilysys                          112,300           1,891
   Alliance Semiconductor*           299,700             881
   Altiris (B)*                      162,300           2,482
   American Reprographics*            11,300             193
   AMIS Holdings*                     14,900             177
   Arris Group*                      160,200           1,900
   Atari (B)*                        185,700             267
   Avnet (B)*                         65,620           1,604
   Axcelis Technologies*             141,900             741
   Bel Fuse, Cl B                     11,300             412
   Belden CDT (B)                    206,880           4,020
   BISYS Group*                      109,370           1,469
   Black Box                          80,800           3,390
   Borland Software*                 412,700           2,402





--------------------------------------------------------------------------------
62          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Brooks Automation (B)*             48,600     $       648
   Checkpoint Systems*                45,700           1,084
   Ciber*                            174,600           1,297
   Coherent (B)*                      73,110           2,141
   CommScope (B)*                     84,200           1,460
   Covansys*                          15,500             247
   CSG Systems International (B)*    213,700           4,639
   Digi International*                10,900             117
   Digitas (B)*                      128,100           1,455
   Dycom Industries (B)*             136,200           2,754
   Earthlink (B)*                    577,500           6,179
   Electronics for Imaging*          110,100           2,526
   Emulex (B)*                        56,800           1,148
   EPIQ Systems*                      13,800             301
   Fairchild Semiconductor
     International (B)*              225,300           3,348
   Filenet*                           41,700           1,163
   Foundry Networks (B)*             133,500           1,695
   Gartner*                          203,200           2,375
   General Cable (B)*                151,500           2,545
   Global Imaging Systems*            16,100             548
   Hutchinson Technology (B)*         40,500           1,058
   Hypercom*                         146,300             954
   Hyperion Solutions*                31,000           1,508
   Imation                            59,200           2,538
   InFocus*                          194,300             670
   Integrated Device Technology*      68,100             731
   Intergraph*                        10,000             447
   Intervideo*                        44,000             441
   Ipass*                             61,300             330
   IXYS*                              16,000             169
   Keane*                            172,800           1,975
   Keynote Systems*                  155,000           2,012
   Komag (B)*                         66,100           2,113
   Kulicke & Soffa Industries*        64,800             470
   Lawson Software (B)*              425,300           2,952
   LeCroy*                            35,600             529
   Littelfuse*                        49,080           1,381
   LTX (B)*                          280,400           1,183
   Manhattan Associates*             155,300           3,603
   Maxtor (B)*                       817,100           3,595
   McData, Cl A*                     127,600             669
   Methode Electronics               134,540           1,550
   MTS Systems                        12,400             468
   Newport*                           70,200             978
   Novatel Wireless (B)*              52,800             764
   Parametric Technology*            289,600           2,019
   Paxar*                             63,500           1,070
   Pegasus Solutions*                 27,500             247
   Per-Se Technologies (B)*           48,500           1,002
   Perot Systems, Cl A*               87,200           1,234
   Phoenix Technologies*              12,300              93
   Photronics (B)*                   156,400           3,034
   Polycom*                           46,800             757


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Pomeroy IT Solutions (B)*          36,728     $       417
   Progress Software*                 30,600             972
   ProQuest*                          74,600           2,701
   Quantum (B)*                    1,243,500           3,842
   RADWARE*                           48,200             918
   Richardson Electronics            129,610             980
   RSA Security*                     248,600           3,160
   Seachange International (B)*       70,200             446
   Solectron*                        930,700           3,639
   Startek                            19,900             263
   Stoneridge*                        12,600             104
   Superior Essex*                    87,700           1,579
   Sybase (B)*                       137,980           3,231
   Synopsys*                          62,330           1,178
   Tekelec (B)*                       74,600           1,563
   THQ (B)*                           41,195             878
   TIBCO Software (B)*               707,600           5,916
   Ultratech*                          3,100              48
   Unisys*                           452,800           3,007
   United Online                     169,800           2,352
   Utstarcom (B)*                    106,500             870
   WatchGuard Technologies*          118,300             507
   Wavecom ADR*                       78,700           1,210
   webMethods (B)*                   212,700           1,504
   Zoran*                            113,300           1,620
                                                 -----------
                                                     148,485
                                                 -----------
MATERIALS -- 6.0%
   Airgas                             58,800           1,742
   AK Steel Holding (B)*              49,100             421
   Albemarle (B)                      90,700           3,419
   Alpha Natural Resources*           54,700           1,643
   Aptargroup                         72,490           3,611
   Arch Chemicals                     51,380           1,195
   Bemis                              36,490             901
   Bowater (B)                        52,000           1,470
   Buckeye Technologies*              81,100             658
   Caraustar Industries*              21,600             237
   Chesapeake                         16,300             300
   Constar International*            143,500             290
   Crown Holdings*                   203,100           3,237
   Cytec Industries (B)              113,400           4,919
   Eagle Materials (B)                 1,400             170
   FMC*                               51,100           2,924
   Foundation Coal Holdings           74,800           2,876
   Georgia Gulf                       38,310             922
   Greif, Cl A                        36,800           2,212
   H.B. Fuller                        16,900             525
   Hercules*                         218,400           2,669
   Jacuzzi Brands*                   294,000           2,370
   Mosaic*                           110,800           1,775
   Neenah Paper                       32,500             952
   NewMarket*                        102,760           1,782
   Octel                              52,800             880





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          63

STATEMENT OF NET ASSETS

September 30, 2005
------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Olin                               88,140     $     1,674
   OM Group*                          30,900             622
   Packaging of America (B)           32,900             639
   Quanex                             44,300           2,934
   Reliance Steel & Aluminum          11,700             619
   Rock-Tenn, Cl A                    77,000           1,163
   Schnitzer Steel Industries, Cl A   57,900           1,886
   Schweitzer-Mauduit International   63,780           1,424
   Silgan Holdings                   105,400           3,506
   Steel Dynamics                     28,900             981
   Terra Industries*                 242,700           1,614
   USEC                               33,400             373
   USG (B)*                           31,000           2,130
   Wellman                           161,800           1,024
                                                 -----------
                                                      64,689
                                                 -----------
TELECOMMUNICATION SERVICES -- 0.5%
   Commonwealth Telephone
     Enterprises                      17,290             652
   CT Communications                   5,000              62
   Dobson Communications, Cl A (B)*  124,400             955
   IDT*                               61,800             760
   IDT, Cl B (B)*                     66,400             810
   SureWest Communications             7,500             215
   Talk America Holdings*             94,700             893
   Ubiquitel*                        153,000           1,337
                                                 -----------
                                                       5,684
                                                 -----------
UTILITIES -- 3.8%
   AGL Resources (B)                  46,930           1,742
   Allete (B)                         38,100           1,745
   Avista                             63,300           1,228
   Black Hills                        28,600           1,240
   Cascade Natural Gas                63,300           1,378
   Centerpoint Energy (B)            138,600           2,061
   Cleco                              58,600           1,382
   CMS Energy (B)*                   194,900           3,206
   El Paso Electric*                 103,100           2,150
   Idacorp                            54,680           1,648
   ITC Holdings (B)                   54,500           1,579
   Laclede Group                       3,400             111
   Northwest Natural Gas              13,600             506
   NorthWestern                       75,600           2,282
   Oneok (B)                          16,900             575
   Ormat Technologies                  3,400              75
   Pico Holdings*                     89,300           3,138
   PNM Resources                     126,700           3,633
   SEMCO Energy*                     162,300           1,070
   Sierra Pacific Resources*          48,300             717
   South Jersey Industries            24,200             705
   Southwest Gas                       9,500             260
   UIL Holdings                       24,200           1,266
   Unisource Energy                   26,200             871


------------------------------------------------------------
                         Shares/Face Amount     Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Westar Energy                      93,100     $     2,247
   WGL Holdings (B)                   77,480           2,489
   Wisconsin Energy                   44,020           1,757
                                                 -----------
                                                      41,061
                                                 -----------
Total Common Stock
   (Cost $859,660) ($ Thousands)                   1,042,966
                                                 -----------

EXCHANGE TRADED FUNDS -- 0.6%
   iShares Russell 2000 Index
     Fund (B)                         65,530           4,351
   iShares Russell 2000 Value
     Index Fund (B)                   25,200           1,661
   iShares S&P SmallCap 600/BARRA
     Value Index Fund                  7,080             453
                                                 -----------
Total Exchange Traded Funds
   (Cost $6,003) ($ Thousands)                         6,465
                                                 -----------

                                   Number of
                                    Warrants
                                ------------
WARRANTS -- 0.0%
   Washington Mutual* (D)            383,342              61
                                                 -----------
Total Warrants
   (Cost $55) ($ Thousands)                               61
                                                 -----------

                                   Number of
                                      Rights
                                ------------
RIGHTS -- 0.0%
   Bank United (G) (H)*               46,300              --
                                                 -----------
Total Rights
   (Cost $8) ($ Thousands)                                --
                                                 -----------

CORPORATE OBLIGATIONS (C) -- 10.1%
FINANCIALS -- 10.1%
   Allstate Life Global Funding
     II MTN (F)
        3.788%, 10/16/06             $ 1,519           1,519
   American General Finance
     (F) (I)
        3.768%, 10/16/06              10,668          10,668
   American General Finance
     MTN, Ser F
        5.875%, 07/14/06                 330             337
   CCN Bluegrass (F)
        3.859%, 08/18/06               2,147           2,147
   CIT Group MTN (F)
        3.790%, 05/12/06               8,257           8,257
        3.714%, 04/19/06                 826             826
   Caterpillar Financial Services
     MTN, Ser F (F)
        3.670%, 07/10/06               1,652           1,652
   Countrywide Financial Services
     MTN, Ser A (F)
        3.920%, 09/13/06               6,110           6,110
        3.760%, 07/31/06               1,651           1,651



--------------------------------------------------------------------------------
64          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Countrywide Home Loans MTN,
     Ser M (F)
        3.851%, 11/30/05             $ 2,114     $     2,114
        3.760%, 01/31/06                 727             727
   Dekabank (F)
        3.614%, 08/19/06               6,110           6,109
   Irish Life & Permanent MTN,
     Ser X (F)
        3.812%, 09/21/06               4,393           4,392
   Islandsbanki (F) (I)
        3.869%, 09/22/06               2,808           2,808
   Jackson National Life Funding
     (F) (I)
        3.693%, 10/02/06               7,266           7,266
   K2 LLC MTN (F)
        3.809%, 12/12/05                 198             198
   Liberty Lighthouse US Capital
     MTN (F)
        3.688%, 05/10/06               3,303           3,301
   Morgan Stanley EXL (F)
        3.710%, 10/04/06               1,156           1,156
   Morgan Stanley EXL, Ser S (F)
        3.670%, 10/03/06               1,651           1,651
   Natexis Banques (F)
        3.810%, 10/16/06               3,220           3,220
   Nationwide Building Society
     (F) (I)
        4.030%, 07/28/06               1,651           1,652
        3.689%, 01/06/06               3,303           3,303
   Nordbank (F) (I)
        3.830%, 09/25/06               5,615           5,614
   Northern Rock (F) (I)
        3.690%, 10/03/06               3,402           3,402
   Pacific Life Global Funding
     (F) (I)
        3.760%, 10/13/06               2,477           2,477
   Premium Asset Trust,
     Ser 2004-01 (F) (I)
        3.800%, 02/06/06               3,435           3,438
   Premium Asset Trust,
     Ser 2004-06 (F) (I)
        3.941%, 06/30/06               3,138           3,140
   Premium Asset Trust,
     Ser 2004-10 (F) (I)
        3.778%, 10/16/06               4,624           4,624
   SLM EXL, Ser S (F)
        3.768%, 10/16/06               3,633           3,633
   SLM MTN, Ser X (F)
        3.796%, 10/20/06               6,606           6,606
   Skandinav Enskilda Bank (F)
        3.779%, 10/17/06               3,633           3,633
   White Pine Finance MTN, Ser 1 (F)
        3.663%, 11/01/05               1,453           1,453
                                                 -----------
Total Corporate Obligations
   (Cost $109,084) ($ Thousands)                     109,084
                                                 -----------


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
COMMERCIAL PAPER (C) (E) -- 3.7%
FINANCIALS -- 3.7%
   Altius I Funding
        3.864%, 10/27/05             $ 4,954     $     4,936
   Arlington Funding
        3.857%, 10/14/05               3,617           3,611
   Brahms Funding
        3.861%, 10/26/05               1,321           1,317
   Buckingham
        3.940%, 11/14/05                 602             599
   Cre-8 Funding
        3.908%, 11/01/05               1,651           1,644
        3.902%, 10/28/05               3,303           3,293
        3.862%, 10/19/05               1,651           1,647
        3.762%, 10/07/05                 991             988
   Davis Square V Funding
        3.934%, 11/02/05               6,606           6,582
        3.932%, 10/28/05                 330             329
   Main Street Warehouse Funding
        3.881%, 10/24/05               3,303           3,294
   Rams Funding
        3.879%, 10/18/05               3,578           3,570
        3.863%, 10/27/05               3,509           3,498
        3.861%, 10/19/05               1,611           1,606
        3.861%, 10/20/05               1,130           1,126
   Rhineland Funding
        4.027%, 11/28/05                 746             742
        3.871%, 10/24/05               1,258           1,255
                                                 -----------
Total Commercial Paper
   (Cost $40,037) ($ Thousands)                       40,037
                                                 -----------

ASSET-BACKED SECURITIES (C) -- 3.2%
AUTOMOTIVE -- 0.4%
   Capital Auto Receivables Asset Trust,
     Ser 2005-SN1A, Cl A1
        3.327%, 05/15/06               3,352           3,352
   Drivetime Auto Owner Trust,
     Ser 2005-B, Cl A1 (F)
        3.788%, 01/15/06                 436             436
                                                 -----------
                                                       3,788
                                                 -----------
MORTGAGE RELATED SECURITIES -- 2.8%
   Blue Heron Funding, Ser 9A, Cl A1 (F)
        3.860%, 02/22/06               3,303           3,303
   CCN Independence IV (F)
        3.842%, 10/17/05               1,817           1,817
        3.838%, 07/17/06               1,156           1,156
   Cheyne High Grade, Ser 2004-1A,
     Cl A1 (F)
        3.780%, 11/10/05               1,899           1,899




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          65

STATEMENT OF NET ASSETS



Small Cap Value Fund (Concluded)

September 30, 2005
------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Commodore, Ser 2003-2A, Cl A1MM (F)
        3.914%, 12/12/05             $ 1,519     $     1,519
   Duke Funding, Ser 2004-6B,
     Cl A1S1 (F)
        3.630%, 10/10/06               2,477           2,477
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE (F)
        3.880%, 06/25/06               3,303           3,303
   Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM (F)
        3.902%, 11/18/05               2,906           2,906
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AMM2 (F)
        3.880%, 11/25/05               3,909           3,909
   RMAC, Ser 2004-NS3A, Cl A1 (F)
        3.728%, 09/12/06               1,081           1,081
   Saturn Ventures II (F)
        3.749%, 02/07/06               3,303           3,303
   TIAA Real Estate, Ser 2003 1A,
     Cl A1 (F)
        3.868%, 09/28/06               2,133           2,133
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMD (F)
        3.890%, 06/15/06                 826             826
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMME (F)
        3.890%, 09/15/06                 495             495
                                                 -----------
                                                      30,127
                                                 -----------
Total Asset-Backed Securities
   (Cost $33,915) ($ Thousands)                       33,915
                                                 -----------

CASH EQUIVALENTS -- 2.8%
   First Union Cash Management
     Program                       1,168,700           1,169
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A++                       29,074,902          29,075
                                                 -----------
Total Cash Equivalents
   (Cost $30,244) ($ Thousands)                       30,244
                                                 -----------

MASTER NOTES (C) -- 1.1%
   Bank of America
        4.018%, 10/01/05               8,257           8,257
   Bear Stearns
        4.113%, 10/01/05               3,964           3,964
                                                 -----------
Total Master Notes
   (Cost $12,221) ($ Thousands)                       12,221
                                                 -----------

U.S. TREASURY OBLIGATION (A) -- 0.1%
   U.S. Treasury Bills
        3.455%, 11/25/05               1,255           1,249
                                                 -----------
Total U.S. Treasury Obligation
   (Cost $1,248) ($ Thousands)                         1,249
                                                 -----------


------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
REPURCHASE AGREEMENTS (C) -- 3.8%
   Barclays Capital Markets
     3.840%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $20,709,656
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value
     $3,437,728- $13,756,330,
     1.875%-7.250%,
     06/15/06-01/15/10; with total
     market value $21,131,183)       $20,703     $    20,703
   Deutsche Bank Securites
     3.750%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $16,191,193
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $36,456-
     $4,359,875, 0.000%-5.875%,
     10/07/05-09/29/25; with total
     market value $16,509,881)        16,186          16,186
   Lehman Brothers
     3.820%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $4,460,382
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value
     $299,411- $3,460,981,
     0.000%-3.500%,
     08/15/06-04/15/30; with total
     market value $4,548,299)          4,459           4,459
                                                 -----------
Total Repurchase Agreements
   (Cost $41,348) ($ Thousands)                       41,348
                                                 -----------
Total Investments -- 122.1%
   (Cost $1,133,823) ($ Thousands)                 1,317,590
                                                 -----------
OTHER ASSETS AND LIABILITIES -- (22.1)%
Payable Upon Return on Securities Loaned            (236,605)
Payable for Investment Securities Purchased           (7,264)
Payable for Fund Shares Redeemed                      (2,165)
Investment Advisory Fees Payable                        (580)
Administration Fees Payable                             (312)
Shareholder Servicing Fees Payable                       (68)
Administration Servicing Fees Payable                     (2)
Other Assets and Liabilities, Net                      8,308
                                                 -----------
Total Other Assets and Liabilities                  (238,688)
                                                 -----------
Net Assets-- 100.0%                              $ 1,078,902
                                                 ===========




--------------------------------------------------------------------------------
66          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
------------------------------------------------------------
NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)      $   797,603
Undistributed net investment income                      654
Accumulated net realized gain on investments
   and futures contracts                              97,104
Net unrealized appreciation on investments           183,767
Net unrealized depreciation on futures contracts        (136)
                                                 -----------
Net Assets                                       $ 1,078,902
                                                 ===========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,066,188,587 / 49,408,809 shares)               $21.58
                                                      ======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($12,713,078 / 590,768 shares)                     $21.52
                                                      ======


Futures -- A summary of the open futures contracts held by the fund at September 30, 2005, is as follows: (see Note 2 in Notes to Financial Statements)
-------------------------------------------------------------
                                                 UNREALIZED
    TYPE OF            NUMBER OF    EXPIRATION  DEPRECIATION
   CONTRACT             CONTRACTS      DATE     ($ THOUSANDS)
-------------------------------------------------------------
Russell 2000 Index MINI    310     December 2005    $(136)


------------------------------------------------------------

Description
------------------------------------------------------------
 * Non-income producing security.
+  Real Estate Investment Trust
++ See Note 3 in Notes to Financial Statements.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at September 30, 2005 (see Note 7). The total value of securities on loan at September 30, 2005 was $231,243 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of September 30, 2005 was $236,605 ($ Thousands).
(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
(E) The rate reported is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate and date reported on the Statement of Net Assets is the rate and date in effect as of September 30, 2005.
(G) This security was issued for possible settlement of pending litigation and does not have an expiration date.
(H) Securities considered illiquid. The total value of such securities as of September 30, 2005 was $1,019 ($ Thousands) and represented 0.09% of Net Assets.
(I) Security sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(J) Security considered restricted and security is fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such security as of September 30, 2005, was $348 ($ Thousands) and represented 0.03% of Net Assets.
ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series
Amounts designated as "--" are $0 or have been rounded to $0.



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          67

STATEMENT OF NET ASSETS



Small Cap Growth Fund

September 30, 2005
-----------------------------------------------------------
SECTOR WEIGHTINGS# (UNAUDITED):
[BAR GRAPH OMITTED]
22.9%   Information Technology
21.3%   Financials
15.3%   Health Care
11.6%   Consumer Discretionary
8.9%    Industrials
6.4%    Short-Term Investments
5.4%    Energy
2.9%    Asset-Backed Securities
2.1%    Materials
2.1%    Consumer Staples
0.9%    Telecommunication Services
0.1%    Utilities
0.1%    Exchange Traded Fund
#Percentages based on total investments. Includes investments held as collateral for securities on loan
(see Note 7).
------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
COMMON STOCK -- 96.0%**
CONSUMER DISCRETIONARY -- 14.6%
   1-800 Contacts (B)*                25,500      $      478
   AC Moore Arts & Crafts (B)*        37,500             719
   America's Car-Mart (B)*            71,850           1,289
   American Woodmark                   9,300             312
   AnnTaylor Stores*                  23,800             632
   BJ's Restaurants*                 213,200           4,356
   Blue Nile (B)*                     43,200           1,367
   Bluegreen*                         58,900           1,040
   Buckle                              9,200             313
   Buffalo Wild Wings (B)*            35,100             930
   Build-A-Bear Workshop (B)*         23,500             524
   Building Material Holding (B)      18,700           1,743
   Carter's*                          64,700           3,675
   Catalina Marketing                 31,700             721
   Central Garden & Pet*              73,555           3,328
   Champion Enterprises*              44,600             659
   Charming Shoppes (B)*             183,200           1,955
   Cheesecake Factory (B)*            69,900           2,184
   Childrens Place Retail Stores*     46,900           1,672
   Christopher & Banks (B)            86,350           1,198
   CKE Restaurants                   114,700           1,512
   Coach*                            137,000           4,296
   Commercial Vehicle Group*          20,900             438
   Corinthian Colleges (B)*          177,200           2,351
   Cost Plus (B)*                     19,800             359
   CSK Auto*                          13,500             201
   Ctrip.com International ADR*       57,090           3,658
   Domino's Pizza                    120,530           2,811
   Dover Downs Gaming & Entertainment 17,500             238
   Eddie Bauer Holdings*             104,500           2,586
   Education Management*              25,300             816
   Escala Group*                      18,000             300
   GameStop, Cl A (B)*                73,900           2,326
   Genesco (B)*                       54,000           2,011
   Gildan Activewear*                 60,000           2,294


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Group 1 Automotive*                82,300      $    2,271
   Guitar Center (B)*                 60,100           3,318
   Hibbett Sporting Goods (B)*       270,488           6,018
   HOT Topic*                        230,150           3,535
   Imax*                             141,370           1,474
   Jack in the Box*                   44,300           1,325
   Jarden (B)*                        80,613           3,311
   Knoll                             155,500           2,853
   Laureate Education*                36,700           1,797
   Life Time Fitness (B)*             50,400           1,670
   Lin TV, Cl A (B)*                 138,500           1,932
   M/I Homes                          33,800           1,834
   Maidenform Brands*                 97,300           1,338
   Marchex, Cl B (B)*                302,500           5,009
   Marvel Entertainment (B)*          44,050             787
   Meritage Homes*                    22,000           1,687
   Mikohn Gaming*                     91,915           1,222
   Movie Gallery (B)                 124,500           1,294
   MTR Gaming Group*                  31,700             254
   Multimedia Games (B)*              40,600             394
   New York*                          12,700             208
   Nexstar Broadcasting Group,
     Cl A*                           160,300             914
   Outdoor Channel Holdings*         116,000           1,712
   Parkervision (B)*                 223,000           1,403
   Petco Animal Supplies*              6,900             146
   Phillips-Van Heusen               100,465           3,116
   Quiksilver*                       161,400           2,332
   Rare Hospitality International*    12,800             329
   Reader's Digest Association (B)   111,200           1,776
   Red Robin Gourmet Burgers (B)*     83,300           3,818
   Regis                              55,300           2,091
   Saga Communications, Cl A*         13,300             177
   Select Comfort (B)*                73,400           1,467
   Shuffle Master (B)*                 6,200             164
   Sinclair Broadcast Group, Cl A     17,100             152
   Sonic (B)*                         72,400           1,980
   Sports Authority (B)*              58,600           1,725
   Stamps.com*                        11,600             200
   Standard Motor Products            85,700             695
   Standard-Pacific                   47,000           1,951
   Stein Mart                         24,400             495
   Strayer Education (B)              26,100           2,467
   Theglobe.com (D) (G)*           1,238,300             401
   Thor Industries                    76,600           2,604
   Timberland, Cl A*                  73,800           2,493
   Too*                              101,600           2,787
   Tractor Supply*                    72,100           3,291
   TRM (B)*                           74,600           1,133
   Tuesday Morning                    10,000             259
   Tupperware (B)                     28,600             652
   Urban Outfitters (B)*             166,600           4,898
   Volcom*                            18,000             504
   Warnaco Group*                    112,600           2,467
   WESCO International (B)*           90,700           3,072
   Yankee Candle                     158,800           3,891
                                                  ----------
                                                     156,385
                                                  ----------



--------------------------------------------------------------------------------
68          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
CONSUMER STAPLES -- 2.6%
   Allion Healthcare*                  3,900      $       70
   Chattem (B)*                      104,870           3,723
   Coca-Cola Bottling Consolidated     3,400             166
   Energy Conversion Devices (B)*     52,935           2,376
   Gold Kist (B)*                    238,900           4,671
   Hansen Natural (B)*                11,600             546
   Longs Drug Stores                  36,500           1,566
   NBTY*                             100,200           2,355
   Pantry*                            59,600           2,227
   Parlux Fragrances*                  8,800             256
   Premium Standard Farms*           131,600           1,950
   Provide Commerce*                  21,100             512
   Sanderson Farms                    34,300           1,275
   Spartan Stores*                    64,700             666
   United Natural Foods (B)*         160,035           5,659
                                                  ----------
                                                      28,018
                                                  ----------
ENERGY -- 6.1%
   Alon USA Energy (B)*               57,000           1,377
   Arch Coal                          39,500           2,666
   Atwood Oceanics*                   21,600           1,819
   Berry Petroleum, Cl A              50,025           3,336
   Bill Barrett*                      15,600             574
   Cabot Oil & Gas                    61,300           3,096
   Cal Dive International*            88,500           5,612
   CARBO Ceramics                     25,410           1,677
   Clayton Williams Energy (B)*       15,700             678
   Denbury Resources*                 63,000           3,178
   Dresser-Rand Group*                40,200             990
   Encore Acquisition (B)*            90,500           3,516
   Hydril*                            92,715           6,364
   Input/Output (B)*                 212,800           1,698
   KCS Energy*                        68,300           1,880
   Lone Star Technologies*             7,500             417
   Massey Energy (B)                  43,400           2,216
   Penn Virginia                      46,300           2,672
   Petroleum Development*             46,000           1,764
   Remington Oil & Gas (B)*           32,500           1,349
   Stone Energy*                      48,500           2,960
   Superior Energy Services (B)*     111,200           2,568
   Swift Energy (B)*                  74,000           3,386
   Syntroleum (B)*                   138,400           2,015
   Tetra Technologies*                50,950           1,591
   Vintage Petroleum                  67,900           3,100
   W-H Energy Services*               91,400           2,963
                                                  ----------
                                                      65,462
                                                  ----------
FINANCIALS -- 10.0%
   Acadia Realty Trust+              125,000           2,249
   Advance America Cash Advance
     Centers (B)                      84,100           1,114
   Affiliated Managers Group (B)*     33,450           2,422
   American Equity Investment Life
     Holding (B)                     150,800           1,712


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   American Home Mortgage
     Investment+                      92,400      $    2,800
   Asset Acceptance Capital*         119,855           3,592
   Bank of the Ozarks (B)             12,600             433
   Brookline Bancorp                  94,000           1,487
   Calamos Asset Management, Cl A     59,900           1,478
   Capital of the West                 4,500             138
   Cascade Bancorp                    34,550             722
   Center Financial                   52,400           1,231
   Commercial Capital Bancorp        134,333           2,284
   Community Bancorp*                  6,100             201
   CompuCredit*                        2,700             120
   Delphi Financial Group, Cl A       72,750           3,405
   DiamondRock Hospitality (G) (H)+  167,600           1,969
   DiamondRock Hospitality+              900              11
   E*Trade Financial*                366,500           6,450
   Education Realty Trust+           121,500           2,029
   Encore Capital Group (B)*          86,300           1,540
   Euronet Worldwide*                148,675           4,399
   First Cash Financial Services*    106,050           2,791
   First Regional Bancorp*             5,200             410
   First Republic Bank                55,700           1,962
   FirstFed Financial (B)*            31,100           1,674
   Glacier Bancorp                    15,512             479
   Gramercy Capital+                     300               7
   Greenhill (B)                      58,400           2,435
   Hanmi Financial                    53,500             960
   HCC Insurance Holdings             80,400           2,294
   Housevalues (B)*                   20,500             293
   Huron Consulting Group             13,900             373
   Investment Technology Group*       73,190           2,166
   Jones Lang LaSalle*                 5,900             272
   Kansas City Life Insurance         33,400           1,709
   KNBT Bancorp                      128,500           2,001
   Medical Properties Trust+(D)(G)   201,500           1,778
   MFA Mortgage Investments+         159,000             975
   Midwest Banc Holdings (B)          69,600           1,609
   Morningstar*                       27,000             864
   MortgageIT Holdings+               53,900             766
   Nara Bancorp                       55,000             822
   Nasdaq Stock Market (B)*          114,500           2,903
   Net 1 UEPS Technologies*           42,300             948
   NorthStar Realty Finance+          91,700             861
   Old Second Bancorp                  9,600             286
   Online Resources*                 115,500           1,222
   optionsXpress Holdings (B)        123,500           2,351
   PFF Bancorp                        79,160           2,395
   Philadelphia Consolidated Holding*  6,400             543
   Placer Sierra Bancshares           39,289           1,079
   Platinum Underwriters Holdings     58,860           1,759
   Portfolio Recovery Associates (B)* 42,700           1,844
   Preferred Bank                      5,500             221
   Premierwest Bancorp*                5,900              89
   ProAssurance*                      52,125           2,433
   RAIT Investment Trust+             51,600           1,471
   Redwood Trust+                     10,800             525





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          69

STATEMENT OF NET ASSETS

September 30, 2005
------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Signature Bank*                    80,700      $    2,178
   Strategic Hotel Capital+          111,600           2,038
   SVB Financial Group*              120,000           5,837
   TAC Acquisition*                  368,000           2,318
   TierOne                            62,900           1,655
   United PanAm Financial*            42,100           1,051
   Value Line                         20,800             814
   Vineyard National Bancorp (B)       4,800             142
   Wilshire Bancorp                   39,100             598
   World Acceptance (B)*               5,400             137
   Zenith National Insurance          13,700             859
                                                  ----------
                                                     106,983
                                                  ----------
HEALTH CARE -- 19.3%
   Abgenix (B)*                      246,300           3,123
   Advanced Medical Optics (B)*       38,700           1,469
   Albany Molecular Research*         26,600             324
   Align Technology (B)*             186,900           1,256
   Alkermes (B)*                     126,400           2,124
   Alliance Imaging*                 201,800           1,725
   Alpharma, Cl A                     43,800           1,089
   American Healthways*               80,630           3,419
   American Medical Systems
     Holdings*                       132,300           2,666
   Amsurg (B)*                        69,500           1,902
   Amylin Pharmaceuticals (B)*       100,500           3,496
   Andrx*                             14,600             225
   Animas (B)*                       122,300           1,920
   Applera--Celera Genomics Group*   132,300           1,605
   Ariad Pharmaceuticals (B)*        331,400           2,462
   Array Biopharma*                  256,800           1,844
   Arthrocare (B)*                    50,300           2,023
   Aspect Medical Systems*            36,100           1,070
   AtriCure*                          34,200             475
   Barrier Therapeutics*              39,000             327
   Bio-Rad Laboratories, Cl A (B)*    45,300           2,491
   BioMarin Pharmaceuticals (B)*      31,400             274
   BioScrip*                         153,700             999
   Biosite (B)*                       80,200           4,961
   Caraco Pharmaceutical
     Laboratories*                    12,000             104
   Cardiome Pharma*                   69,800             614
   Cell Genesys (B)*                 450,700           2,470
   Centene*                          104,600           2,618
   Cephalon (B)*                     232,000          10,769
   Cerner (B)*                         8,900             774
   Chemed                             48,730           2,112
   China Medical Technologies ADR*    35,800             788
   Coley Pharmaceutical Group*        15,500             282
   Computer Programs & Systems        21,100             729
   Conceptus (B)*                    157,900           1,832
   Connetics (B)*                     53,200             900
   Conor Medsystems (B)*              99,500           2,338
   Crucell ADR*                       40,600           1,088
   Cubist Pharmaceuticals (B)*       394,500           8,498
   CV Therapeutics (B)*              298,000           7,972
   Depomed*                          142,700             925
   Digene*                            55,300           1,576


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   DJ Orthopedics*                    15,900      $      460
   Encysive Pharmaceuticals (B)*     541,900           6,384
   Enzon Pharmaceuticals*             77,900             516
   Exact Sciences*                   151,000             275
   Exelixis*                         385,621           2,958
   First Horizon Pharmaceutical (B)*  27,500             546
   Genesis HealthCare*                21,300             859
   Genitope (B)*                      42,000             291
   Gen-Probe*                         21,700           1,073
   Haemonetics*                        6,300             299
   HealthTronics*                     69,500             692
   Human Genome Sciences (B)*        127,500           1,733
   Immucor (B)*                      121,900           3,345
   Incyte (B)*                       392,500           1,845
   Intermagnetics General*           105,023           2,934
   IRIS International (B)*           109,855           2,026
   Isis Pharmaceuticals (B)*         199,300           1,006
   Ista Pharmaceuticals (B)*         101,300             673
   Keryx Biopharmaceuticals*         120,900           1,905
   Kos Pharmaceuticals (B)*           28,600           1,914
   Kosan Biosciences*                111,500             811
   Langer*                            95,300             485
   Lifecell (B)*                      44,300             958
   LifePoint Hospitals*               62,900           2,751
   Luminex*                           13,700             138
   Magellan Health Services*          29,800           1,047
   Medarex (B)*                      412,100           3,923
   Medcath*                           37,000             879
   Medicis Pharmaceutical, Cl A (B)  107,600           3,503
   Mentor                             53,000           2,916
   MGI Pharma*                       133,100           3,103
   Micrus Endovascular*               77,800             769
   MWI Veterinary Supply*              5,200             104
   Myogen (B)*                        25,900             609
   Nabi Biopharmaceuticals (B)*       73,700             965
   Nastech Pharmaceutical (B)*       141,800           2,005
   Nektar Therapeutics (B)*          168,700           2,859
   Neose Technologies*               236,500             556
   NitroMed (B)*                      64,400           1,159
   Odyssey HealthCare*                21,400             363
   Option Care (B)                    96,980           1,420
   OraSure Technologies*             208,800           1,969
   Orchid Cellmark*                  110,800             942
   Pain Therapeutics (B)*            265,800           1,672
   PainCare Holdings (B)*            373,300           1,400
   Par Pharmaceutical (B)*            79,300           2,111
   Pediatrix Medical Group*            2,300             177
   PolyMedica                         61,200           2,138
   PRA International*                 26,200             794
   Protein Design Labs (B)*           91,400           2,559
   PSS World Medical*                282,400           3,767
   Psychiatric Solutions (B)*         87,205           4,729
   Radiation Therapy Services (B)*    32,500           1,035
   Renovis (B)*                       49,800             674
   Rigel Pharmaceuticals (B)*         93,400           2,220
   Rotech Healthcare*                 65,000           1,541




--------------------------------------------------------------------------------
70          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   SeraCare Life Sciences*            45,400      $      806
   SFBC International*                88,040           3,908
   SurModics (B)*                     77,650           3,004
   Symmetry Medical*                  57,700           1,368
   Taro Pharmaceuticals
     Industries (B)*                  81,500           2,097
   Techne (B)*                        13,800             786
   Telik*                            220,600           3,609
   Third Wave Technologies*          435,800           2,157
   Transgenomic (B)*                 390,200             390
   U.S. Physical Therapy*              9,700             176
   United Therapeutics (B)*           64,500           4,502
   ViaCell*                           18,400             107
   Vasogen*                          156,400             330
   Vital Signs                         5,900             272
   West Pharmaceutical Services       37,100           1,101
   Zymogenetics*                      50,000             825
                                                  ----------
                                                     205,881
                                                  ----------
INDUSTRIALS -- 11.0%
   Aaon*                               9,500             175
   ABX Air*                           58,100             476
   Active Power (B)*                 130,400             539
   Advisory Board*                    49,863           2,595
   AGCO (B)*                         140,000           2,548
   Airtran Holdings (B)*              55,600             704
   Alliant Techsystems (B)*           22,550           1,683
   American Ecology                   42,300             830
   Apogee Enterprises                 45,500             778
   Applied Signal Technology          34,200             653
   Aries Maritime Transport*         145,500           2,182
   Arlington Tankers                 103,000           2,413
   Armor Holdings (B)*                45,600           1,961
   Artesyn Technologies (B)*           4,900              46
   Aviall*                            32,200           1,088
   Beacon Roofing Supply*             14,160             463
   Blount International*             194,000           3,422
   Bucyrus International, Cl A        17,000             835
   Ceradyne (B)*                      44,550           1,634
   Clarcor                            15,700             451
   Clean Harbors (B)*                 54,800           1,860
   Collectors Universe*               14,100             179
   Consolidated Graphics*             17,300             745
   Corrections of America*            12,000             476
   CoStar Group*                      22,700           1,061
   CRA International*                  3,400             142
   DiamondCluster International*      13,800             105
   DRS Technologies                   20,700           1,022
   EDO                                68,800           2,066
   EMCOR Group*                        8,600             510
   ESCO Technologies (B)*             58,190           2,914
   ExpressJet Holdings*              137,600           1,234
   Franklin Electric                  12,000             497
   Freightcar America                 34,300           1,399
   FTI Consulting*                    37,100             937
   Gardner Denver*                    20,300             905
   GrafTech International*           373,800           2,030


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Grupo Aeroportuario del
     Sureste ADR                      34,500      $    1,377
   HUB Group, Cl A (B)*               97,560           3,581
   Innovative Solutions & Support*    32,400             503
   Iron Mountain*                     62,300           2,286
   JLG Industries                     16,500             604
   Joy Global                         77,440           3,908
   K&F Industries Holdings*           30,400             509
   Knight Transportation              70,950           1,728
   Korn/Ferry International*          24,700             405
   Labor Ready (B)*                  126,285           3,239
   Lennox International (B)           98,200           2,692
   Lincoln Electric Holdings          57,100           2,250
   LKQ (B)*                           39,000           1,178
   Maritrans                           5,900             189
   Mercury Computer Systems*          63,500           1,667
   Mesa Air Group (B)*                27,500             227
   Mine Safety Appliances              3,300             128
   Mobile Mini*                       20,900             906
   Moog, Cl A*                        64,717           1,910
   MTC Technologies*                  35,100           1,122
   Navigant Consulting (B)*          181,400           3,476
   NCI Building Systems (B)*         117,000           4,772
   Nordson                            15,000             570
   Old Dominion Freight Line*         48,200           1,614
   Pinnacle Airlines*                 37,200             242
   RailAmerica*                       49,600             590
   Rent-Way*                          67,600             464
   Republic Airways Holdings*          7,900             113
   Resources Connection (B)*         116,500           3,452
   Ritchie Bros. Auctioneers          49,500           2,177
   Sauer-Danfoss                      14,900             298
   Senomyx*                           30,500             519
   Simpson Manufacturing              45,000           1,761
   Skywest                            32,600             874
   Sun Hydraulics                     45,000           1,094
   Surebeam, Cl A (B)*               580,855               1
   Sypris Solutions                  110,345           1,185
   Terex*                             34,300           1,695
   TNS*                               14,700             356
   United Rentals*                   136,200           2,685
   Universal Display (B)*             16,200             181
   Universal Forest Products (B)      33,200           1,903
   Universal Truckload Services*      92,300           1,715
   USA Truck*                         48,700           1,232
   Ventiv Health*                    107,165           2,809
   VistaPrint*                        27,300             416
   Wabash National                    22,800             448
   Wabtec                             81,300           2,218
   Walter Industries (B)              19,300             944
   Waste Connections (B)*             19,600             688
   World Air Holdings*                63,400             672
   Wright Express (B)*               137,000           2,958
                                                  ----------
                                                     118,089
                                                  ----------
INFORMATION TECHNOLOGY -- 29.0%
   Adaptec (B)*                      560,100           2,145
   Adtran                             11,900             375



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          71

STATEMENT OF NET ASSETS

September 30, 2005
------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Advent Software*                   17,000      $      458
   Aeroflex*                          77,600             726
   Agile Software*                   153,900           1,103
   Akamai Technologies (B)*          238,300           3,801
   Altera (B)*                       256,800           4,907
   American Reprographics*           125,700           2,149
   AMIS Holdings*                     67,800             804
   Ansoft*                            13,300             387
   Ansys (B)*                         60,170           2,316
   aQuantive (B)*                    293,200           5,902
   Arris Group*                       41,600             493
   Aspen Technology*                 200,900           1,256
   Asyst Technologies*               349,000           1,626
   ATMI (B)*                          46,750           1,449
   Audible*                           38,300             471
   Avid Technology (B)*               36,100           1,495
   Bell Microproducts*                16,600             167
   BISYS Group*                       95,500           1,283
   Blackbaud                         209,494           2,969
   Blue Coat Systems*                  4,800             209
   Brooks Automation (B)*            299,600           3,994
   Cabot Microelectronics (B)*        17,100             502
   CCC Information Services Group*     6,200             162
   CNET Networks*                     67,300             913
   Cognex                             68,892           2,072
   CommScope*                        107,100           1,857
   Comtech Telecommunications*        59,300           2,459
   Corillian*                        399,192           1,277
   Covansys*                          29,200             466
   Credence Systems (B)*             665,340           5,309
   CSG Systems International*         88,200           1,915
   Cymer*                             97,400           3,051
   Daktronics                         24,900             597
   Digi International*                18,000             193
   Digimarc*                         363,200           2,462
   Digital Insight*                  109,555           2,855
   Digital River (B)*                 31,500           1,098
   Digitas*                           78,600             893
   Diodes*                            77,905           2,825
   Dot Hill Systems*                 306,500           2,063
   Earthlink (B)*                    372,600           3,987
   eCollege.com (B)*                  68,500           1,018
   EFJ*                              156,600           1,611
   Emulex (B)*                       219,600           4,438
   Entegris*                         149,827           1,693
   EPIQ Systems*                      21,100             460
   F5 Networks (B)*                   31,300           1,361
   Fargo Electronics*                 24,700             432
   FEI (B)*                          157,300           3,028
   Formfactor*                        51,200           1,168
   Genesis Microchip (B)*            114,600           2,515
   GSI Commerce (B)*                  56,320           1,121
   Harmonic*                         283,200           1,648
   Homestore*                        693,200           3,015
   Hutchinson Technology (B)*        189,300           4,945
   Identix (B)*                      399,900           1,880


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Imation                            46,500      $    1,993
   Immersion (B)*                    544,900           3,820
   Informatica*                       18,500             222
   InPhonic (B)*                     103,400           1,422
   Integrated Device Technology*     196,740           2,113
   Interdigital Communications*       34,400             676
   Intergraph*                        10,200             456
   Intermix Media (B)*                23,100             276
   International Rectifier (B)*       14,300             645
   Internet Security Systems*         55,600           1,335
   Intervideo*                        53,600             538
   InterVoice*                        28,000             252
   Interwoven*                        92,000             752
   Intrado*                           34,800             627
   Iomega*                           439,000           1,321
   iPayment*                          38,700           1,464
   Itron*                             12,800             584
   Ixia*                              44,700             658
   IXYS*                              25,900             274
   j2 Global Communications (B)*      12,900             521
   Jupitermedia*                     246,500           4,366
   Kanbay International*              15,800             297
   Kenexa*                            87,130           1,091
   KFX (B)*                          123,000           2,106
   Komag*                            207,920           6,645
   Kronos*                            13,500             603
   Kulicke & Soffa Industries*        44,200             320
   Lattice Semiconductor*          1,177,800           5,041
   Leadis Technology*                276,600           1,895
   Lionbridge Technologies*          191,300           1,291
   LivePerson*                       154,600             584
   Macrovision*                       77,900           1,488
   Matrixone*                        268,000           1,410
   MAXIMUS                            56,670           2,026
   Maxtor*                           797,300           3,508
   Mentor Graphics*                  198,700           1,709
   Merge Technologies (B)*            68,100           1,164
   Metrologoc Instruments*            20,300             369
   Micrel (B)*                        19,300             217
   Micromuse (B)*                    268,700           2,117
   Micros Systems (B)*               135,725           5,938
   Microsemi*                        179,235           4,578
   MicroStrategy, Cl A (B)*           29,700           2,088
   Molecular Devices*                 21,300             445
   Motive*                           157,330             997
   MTS Systems                        34,900           1,318
   Multi-Fineline Electronix (B)*     65,815           1,926
   Netgear (B)*                      107,280           2,581
   NMS Communications*               191,500             709
   O2Micro International*            156,400           2,462
   Omnivision Technologies (B)*      141,500           1,786
   Open Solutions*                    36,400             794
   Openwave Systems (B)*              55,300             994
   OSI Systems (B)*                  148,500           2,346
   Packeteer*                         25,800             324
   Palm (B)*                          25,200             714


--------------------------------------------------------------------------------
72          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   PAR Technology*                    23,600      $      543
   Parametric Technology*            142,000             990
   Paxar*                             80,500           1,356
   Perot Systems, Cl A*              111,800           1,582
   Photronics (B)*                   121,200           2,351
   Pixelworks*                       561,050           3,697
   Plantronics                       125,900           3,879
   Plexus*                             8,800             150
   PLX Technology*                   327,299           2,730
   Polycom*                          575,300           9,303
   Power Integrations*                77,600           1,688
   Powerwave Technologies (B)*       213,100           2,768
   ProQuest*                          36,800           1,332
   Quality Systems                    27,790           1,920
   Radisys*                           63,100           1,224
   Red Hat (B)*                      207,000           4,386
   Redback Networks*                  93,100             924
   Rentech Inc*                      773,000           1,956
   RightNow Technologies (B)*         70,252           1,034
   RSA Security*                     178,100           2,264
   Rudolph Technologies*             154,600           2,082
   SafeNet*                           19,300             701
   SBA Communications, Cl A*         218,425           3,375
   ScanSoft (B)*                     490,700           2,615
   Seachange International*          227,500           1,447
   Secure Computing*                 267,200           3,033
   Semtech*                           44,500             733
   Serena Software (B)*              153,600           3,061
   Sigmatel*                          73,000           1,478
   Silicon Image*                     20,300             180
   Sina (B)*                          22,700             624
   Sirf Technology Holdings (B)*     301,951           9,098
   Skyworks Solutions*               413,600           2,903
   Sonic Solutions (B)*               60,700           1,305
   Sonus Networks*                    87,200             506
   Spatialight (B)*                  375,400           1,648
   STATS ChipPAC ADR (B)*            197,882           1,243
   Stratasys*                         41,150           1,222
   SupportSoft*                      206,400           1,040
   Symmetricom (B)*                  245,700           1,902
   Taleo, Cl A*                       63,500             857
   Tekelec (B)*                      138,500           2,902
   Tessera Technologies (B)*         108,791           3,254
   TIBCO Software (B)*               237,900           1,989
   TradeStation Group*               201,600           2,044
   Trident Microsystems*              77,635           2,470
   Triquint Semiconductor*           838,000           2,950
   Ultra Clean Holdings*             158,400             947
   United Online                      27,700             384
   Viasat*                            17,000             436
   WebEx Communications*              41,000           1,005
   Websense*                          74,200           3,800
   WebSideStory*                      39,500             700
   Western Digital*                  226,600           2,930
   Wind River Systems*                71,500             924
                                                  ----------
                                                     309,835
                                                  ----------


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
MATERIALS -- 2.1%
   AK Steel Holding (B)*             171,800      $    1,472
   Alpha Natural Resources*           14,900             448
   Balchem                             6,300             174
   Cleveland-Cliffs (B)               35,200           3,066
   Eagle Materials (B)                12,600           1,529
   Ferro                              40,800             747
   Foundation Coal Holdings           19,000             731
   Greif, Cl A                         4,600             276
   Headwaters (B)*                    13,500             505
   Hercules*                         164,700           2,013
   James River Coal (B)*              21,600           1,090
   Oregon Steel Mills*                16,100             449
   Quanex                             33,100           2,192
   Reliance Steel & Aluminum           9,500             503
   Silgan Holdings                    10,400             346
   Steel Dynamics                     61,200           2,078
   Symyx Technologies (B)*           120,500           3,147
   Wheeling-Pittsburgh (B)*          123,400           2,065
                                                  ----------
                                                      22,831
                                                  ----------
TELECOMMUNICATION SERVICES -- 1.2%
   Alamosa Holdings (B)*             176,115           3,013
   Centennial Communications*          6,600              99
   Fairpoint Communications          217,500           3,182
   Jamdat Mobile (B)*                 70,100           1,472
   NeuStar, Cl A*                     31,200             998
   New Skies Satellites Holdings      94,000           1,979
   Premiere Global Services*         141,100           1,154
   Syniverse Holdings*                29,400             453
                                                  ----------
                                                      12,350
                                                  ----------
UTILITIES -- 0.1%
   PNM Resources                      42,650           1,223
                                                  ----------
Total Common Stock
   (Cost $971,954) ($ Thousands)                   1,027,057
                                                  ----------

FOREIGN STOCK -- 2.0%
   Canaccord Capital                 290,700           2,926
   Dundee Wealth Management          188,491           1,575
   Dundee+                            77,500           1,769
   First Quantum Minerals            127,000           3,310
   Grande Cache Coal*                392,500           2,503
   OPTI Canada*                      118,500           4,033
   Railpower Technologies*           185,700             867
   Railpower Technologies*           279,400           1,305
   Synenco Ernergy (D) (G)*           37,852             457
   Western Oil Sands, Cl A*          109,500           2,599
                                                  ----------
Total Foreign Stock
   (Cost $16,571) ($ Thousands)                       21,344
                                                  ----------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          73

STATEMENT OF NET ASSETS

September 30, 2005
------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
                                   Numbet of
                                    Warrants
                                   ---------
WARRANTS -- 0.0%
   Parkervision, Expires
     03/10/10 (D) (G)*                17,500      $       46
                                                  ----------
Total Warrants
   (Cost $36) ($ Thousands)                               46
                                                  ----------

CORPORATE OBLIGATIONS (C) -- 11.9%
FINANCIALS -- 11.9%
   Allstate Life Global Funding
     II MTN (F)
        3.788%, 10/16/06             $ 1,771           1,771
   American General Finance (F) (H)
        3.768%, 10/16/06              12,438          12,437
   American General Finance MTN,
     Ser F
        5.875%, 07/14/06                 385             393
   CCN Bluegrass (F)
        3.859%, 08/18/06               2,503           2,503
   CIT Group MTN (F)
        3.790%, 05/12/06               9,627           9,627
        3.714%, 04/19/06                 963             964
   Caterpillar Financial Services
     MTN, Ser F (F)
        3.670%, 07/10/06               1,925           1,925
   Countrywide Financial Services
     MTN, Ser A (F)
        3.920%, 09/13/06               7,124           7,124
        3.760%, 07/31/06               1,925           1,925
   Countrywide Home Loans MTN,
     Ser M (F)
        3.851%, 11/30/05               2,464           2,464
        3.760%, 01/31/06                 847             847
   Dekabank (F)
        3.614%, 08/19/06               7,124           7,122
   Irish Life & Permanent MTN,
     Ser X (F)
        3.812%, 09/21/06               5,121           5,120
   Islandsbanki (F) (H)
        3.869%, 09/22/06               3,273           3,273
   Jackson National Life Funding
     (F) (H)
        3.693%, 10/02/06               8,472           8,472
   K2 LLC MTN (F)
        3.809%, 12/12/05                 231             231
   Liberty Lighthouse US Capital
     MTN (F)
        3.688%, 05/10/06               3,851           3,848
   Morgan Stanley EXL (F)
        3.710%, 10/04/06               1,348           1,348


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Morgan Stanley EXL, Ser S (F)
        3.670%, 10/03/06             $ 1,925      $    1,925
   Natexis Banques (F)
        3.810%, 10/16/06               3,754           3,754
   Nationwide Building Society
     (F) (H)
        4.030%, 07/28/06               1,925           1,926
        3.689%, 01/06/06               3,851           3,851
   Nordbank (F) (H)
        3.830%, 09/25/06               6,546           6,545
   Northern Rock (F) (H)
        3.690%, 10/03/06               3,966           3,966
   Pacific Life Global Funding
     (F) (H)
        3.760%, 10/13/06               2,888           2,888
   Premium Asset Trust,
     Ser 2004-01 (F) (H)
        3.800%, 02/06/06               4,005           4,008
   Premium Asset Trust,
     Ser 2004-06 (F) (H)
        3.941%, 06/30/06               3,658           3,661
   Premium Asset Trust,
     Ser 2004-10 (F) (H)
        3.778%, 10/16/06               5,391           5,391
   SLM EXL, Ser S (F)
        3.768%, 10/16/06               4,236           4,236
   SLM MTN, Ser X (F)
        3.796%, 10/20/06               7,701           7,701
   Skandinav Enskilda Bank (F)
        3.779%, 10/17/06               4,236           4,235
   White Pine Finance MTN, Ser 1 (F)
        3.663%, 11/01/05               1,694           1,694
                                                  ----------
Total Corporate Obligations
   (Cost $127,175) ($ Thousands)                     127,175
                                                  ----------

COMMERCIAL PAPER (C) (E) -- 4.4%
FINANCIALS -- 4.4%
   Altius I Funding
        3.864%, 10/27/05               5,776           5,755
   Arlington Funding
        3.857%, 10/14/05               4,217           4,209
   Brahms Funding
        3.861%, 10/26/05               1,540           1,536
   Buckingham
        3.940%, 11/14/05                 702             698
   Cre-8 Funding
        3.908%, 11/01/05               1,925           1,917
        3.902%, 10/28/05               3,851           3,839
        3.862%, 10/19/05               1,925           1,920
        3.762%, 10/07/05               1,155           1,152


--------------------------------------------------------------------------------
74          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Davis Square V Funding
        3.934%, 11/02/05             $ 7,701      $    7,674
        3.932%, 10/28/05                 385             384
   Main Street Warehouse Funding
        3.881%, 10/24/05               3,851           3,840
   Rams Funding
        3.879%, 10/18/05               4,172           4,162
        3.863%, 10/27/05               4,091           4,078
        3.861%, 10/19/05               1,878           1,873
        3.861%, 10/20/05               1,317           1,313
   Rhineland Funding
        4.027%, 11/28/05                 870             864
        3.871%, 10/24/05               1,467           1,463
                                                  ----------
Total Commercial Paper
   (Cost $46,677) ($ Thousands)                       46,677
                                                  ----------

ASSET-BACKED SECURITIES (C) -- 3.7%
AUTOMOTIVE -- 0.4%
   Capital Auto Receivables Asset Trust,
     Ser 2005-SN1A, Cl A1
        3.327%, 05/15/06               3,908           3,908
   Drivetime Auto Owner Trust,
     Ser 2005-B, Cl A1 (F)
        3.788%, 01/15/06                 508             508
                                                  ----------
                                                       4,416
                                                  ----------
MORTGAGE RELATED SECURITIES -- 3.3%
   Blue Heron Funding, Ser 9A, Cl A1 (F)
        3.860%, 02/22/06               3,851           3,851
   CCN Independence IV (F)
        3.842%, 10/17/05               2,118           2,118
        3.838%, 07/17/06               1,348           1,348
   Cheyne High Grade, Ser 2004-1A,
     Cl A1 (F)
        3.780%, 11/10/05               2,214           2,214
   Commodore, Ser 2003-2A, Cl A1MM (F)
        3.914%, 12/12/05               1,771           1,771
   Duke Funding, Ser 2004-6B,
     Cl A1S1 (F)
        3.630%, 10/10/06               2,888           2,888
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE (F)
        3.880%, 06/25/06               3,851           3,851
   Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM (F)
        3.902%, 11/18/05               3,388           3,388
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AMM2 (F)
        3.880%, 11/25/05               4,557           4,557
   RMAC, Ser 2004-NS3A, Cl A1 (F)
        3.728%, 09/12/06               1,260           1,260


------------------------------------------------------------
                         Shares/Face Amount     Market Value
Description                    ($Thousands)    ($ Thousands)
------------------------------------------------------------
   Saturn Ventures II (F)
        3.749%, 02/07/06             $ 3,851      $    3,851
   TIAA Real Estate, Ser 2003
     1A, Cl A1 (F)
        3.868%, 09/28/06               2,486           2,486
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMD (F)
        3.890%, 06/15/06                 963             963
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMME (F)
        3.890%, 09/15/06                 578             578
                                                  ----------
                                                      35,124
                                                  ----------
Total Asset-Backed Securities
   (Cost $39,540) ($ Thousands)                       39,540
                                                  ----------

CASH EQUIVALENTS -- 2.2%
   First Union Cash Management
     Program                       2,020,357           2,020
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A++                       21,784,108          21,784
                                                  ----------
Total Cash Equivalents
   (Cost $23,804) ($ Thousands)                       23,804
                                                  ----------

MASTER NOTES (C) -- 1.3%
   Bank of America
        4.018%, 10/01/05               9,627           9,627
   Bear Stearns
        4.113%, 10/01/05               4,621           4,621
                                                  ----------
Total Master Notes
   (Cost $14,248) ($ Thousands)                       14,248
                                                  ----------

U.S. TREASURY OBLIGATION (A) -- 0.2%
   U.S. Treasury Bills
        3.455%, 11/25/05               1,635           1,627
                                                  ----------
Total U.S. Treasury Obligation
   (Cost $1,626) ($ Thousands)                         1,627
                                                  ----------

REPURCHASE AGREEMENTS (C) -- 4.5%
   Barclays Capital Markets
     3.840%, dated 09/30/05,
     to be repurchased on 10/03/05,
     repurchase price $24,144,323
     (collateralized by various U.S.
     Government Obligations, ranging
     in par value $4,007,871-$16,037,798,
     1.875%-7.250%, 06/15/06-01/15/10;
     with total market value
     $24,635,760)                     24,137          24,137






--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          75

STATEMENT OF NET ASSETS



Small Cap Growth Fund (Concluded)

September 30, 2005
------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
   Deutsche Bank Securites
     3.750%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $18,876,479
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value
     $42,502-$5,082,954,
     0.000%-5.875%,
     10/07/05-09/29/25;
     with total market value
     $19,248,022)                    $18,871      $   18,871
   Lehman Brothers
     3.820%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $5,200,131
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value
     $349,068-$4,034,980,
     0.000%-3.500%,
     08/15/06-04/15/30;
     with total market
     value $5,302,628)                 5,198           5,198
                                                  ----------
Total Repurchase Agreements
   (Cost $48,206) ($ Thousands)                       48,206
                                                  ----------
Total Investments -- 126.2%
   (Cost $1,289,837) ($ Thousands)                 1,349,724
                                                  ----------

OTHER ASSETS AND LIABILITIES -- (26.2)%
Payable Upon Return on Securities Loaned            (275,846)
Payable for Investment Securities Purchased          (13,410)
Payable for Fund Shares Redeemed                      (1,213)
Investment Advisory Fees Payable                        (567)
Administration Fees Payable                             (307)
Shareholder Servicing Fees Payable                       (74)
Administration Servicing Fees Payable                     (2)
Other Assets and Liabilities, Net                     11,185
                                                  ----------
Total Other Assets & Liabilities                    (280,234)
                                                  ----------
Net Assets-- 100.0%                               $1,069,490
                                                  ==========


------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
------------------------------------------------------------
NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)       $1,118,660
Accumulated net investment loss                         (113)
Accumulated net realized loss on investments
   and futures contracts                            (108,823)
Net unrealized appreciation on investments            59,887
Net unrealized depreciation on futures contracts        (121)
                                                  ----------
Net Assets                                        $1,069,490
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,058,412,504 / 59,248,698 shares)               $17.86
                                                      ======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($11,077,343 / 626,800 shares)                     $17.67
                                                      ======


Futures -- A summary of the open futures contracts held by the fund at September 30, 2005, is as follows: (see Note 2 in Notes to Financial Statements)
-------------------------------------------------------------
                                                 UNREALIZED
    TYPE OF             NUMBER OF   EXPIRATION  DEPRECIATION
   CONTRACT            CONTRACTS       DATE     ($ THOUSANDS)
-------------------------------------------------------------
Russell 2000 Index MINI    277     December 2005     $(121)

*   Non-income producing security.
** Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
+   Real Estate Investment Trust
++  See Note 3 in Notes to Financial Statements.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 was $267,334 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of September 30, 2005 was $275,846 ($ Thousands).
(D) Securities considered restricted and securities are fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of September 30, 2005 was $2,682 ($ Thousands) and represented 0.25% of Net Assets.
(E) The rate reported is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate and date reported on the Statement of Net Assets is the rate and date in effect as of September 30, 2005.
(G) Securities considered illiquid. The total value of such securities as of September 30, 2005 was $4,651 ($ Thousands) and represented 0.43% of Net Assets.
(H) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series




The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
76          SEI Institutional Managed Trust / Annual Report / September 30, 2005

Mid-Cap Fund

September 30, 2005

------------------------------------------------------------
SECTOR WEIGHTINGS# (UNAUDITED):
[BAR GRAPH OMITTED]
23.9%   Financials
16.6%   Information Technology
10.6%   Consumer Discretionary
9.2%    Health Care
8.5%    Materials
6.2%    Short-Term Investments
6.0%    Industrials
5.3%    Consumer Staples
5.2%    Utilities
4.9%    Energy
2.2%    Asset-Backed Securities
1.2%    Telecommunication Services
0.2%    U.S. Treasury Obligations
#Percentages based on total investments. Includes investments held as collateral for securities on loan
(see Note 7).
------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
COMMON STOCK -- 96.3%
CONSUMER DISCRETIONARY -- 12.4%
   Abercrombie & Fitch, Cl A (B)       2,200        $    110
   American Eagle Outfitters          15,800             372
   Autoliv                            12,100             526
   Black & Decker                     10,100             829
   BorgWarner                          4,600             260
   Brunswick                           7,300             275
   Darden Restaurants                 24,300             738
   Eastman Kodak (B)                  27,800             676
   Entercom Communications*            2,200              69
   Federated Department Stores        13,200             883
   GTECH Holdings                     18,700             600
   Johnson Controls                    6,300             391
   Meredith                            2,500             125
   Michaels Stores                     7,200             238
   NVR (B)*                              900             796
   Polaris Industries                  7,400             367
   Rent-A-Center*                     13,250             256
   Sirius Satellite Radio (B)*        10,200              67
   Stanley Works                      17,100             798
   Station Casinos                     4,400             292
   Univision Communications, Cl A (B)* 7,200             191
                                                    --------
                                                       8,859
                                                    --------
CONSUMER STAPLES -- 6.3%
   Archer-Daniels-Midland             23,000             567
   BJ's Wholesale Club*               26,100             726
   Energizer Holdings (B)*            11,200             635
   Kroger*                             9,400             193
   Loews-Carolina Group               23,500             931
   Pepsi Bottling Group               10,400             297
   Pilgrim's Pride                    30,600           1,114
                                                    --------
                                                       4,463
                                                    --------


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
ENERGY -- 5.7%
   Amerada Hess (B)                      700        $     96
   Chesapeake Energy                   4,200             161
   Patterson-UTI Energy (B)           14,700             530
   Plains Exploration & Production*   30,300           1,297
   Sunoco (B)                         10,600             829
   Unit*                              16,600             918
   Vintage Petroleum                   5,600             256
                                                    --------
                                                       4,087
                                                    --------
FINANCIALS -- 17.0%
   A.G. Edwards                       22,400             981
   AmeriCredit (B)*                    4,200             100
   Assurant                            6,400             244
   Bank of Hawaii (B)                 18,500             911
   CBL & Associates Properties+       25,400           1,041
   City National                       5,800             407
   Comerica                           10,600             624
   Commerce Group                      3,200             186
   Conseco*                            4,700              99
   Downey Financial                    8,600             524
   E*Trade Financial*                  4,600              81
   Federated Investors, Cl B (B)      14,700             488
   First American                      4,100             187
   Genworth Financial, Cl A           27,000             870
   HCC Insurance Holdings             10,650             304
   Hospitality Properties Trust (B)+   7,000             300
   HRPT Properties Trust+             34,000             422
   Nationwide Financial Services,
     Cl A                             27,900           1,117
   Nuveen Investments, Cl A            8,600             339
   Public Storage+                     1,300              87
   Regency Centers (B)+                6,700             385
   SL Green Realty+                    8,300             566
   Synovus Financial                   2,800              78
   UnionBanCal                        16,300           1,136
   Vornado Realty Trust (B)+           7,100             615
                                                    --------
                                                      12,092
                                                    --------
HEALTH CARE -- 10.9%
   AmerisourceBergen (B)               9,300             719
   Applera--Applied Biosystems Group  10,200             237
   Barr Pharmaceuticals*               6,400             352
   Bausch & Lomb                      13,000           1,049
   Celgene (B)*                          600              33
   Cephalon*                           4,100             190
   Community Health Systems (B)*       4,100             159
   Edwards Lifesciences*               7,300             324
   Genzyme*                            2,800             201
   Invitrogen (B)*                     2,600             196
   Kinetic Concepts*                   3,200             182
   King Pharmaceuticals*              16,200             249
   Kos Pharmaceuticals*                1,800             120
   Lincare Holdings*                   4,800             197




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          77

STATEMENT OF NET ASSETS

September 30, 2005
------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   McKesson                           20,200        $    959
   Medimmune*                            100               3
   Mettler Toledo International*      15,000             765
   Millipore*                          3,100             195
   PerkinElmer                        11,200             228
   Protein Design Labs*                2,900              81
   Techne (B)*                         3,300             188
   Triad Hospitals (B)*                8,400             380
   Universal Health Services,
     Cl B (B)                         15,100             719
                                                    --------
                                                       7,726
                                                    --------
INDUSTRIALS -- 7.0%
   Burlington Northern Santa Fe       20,000           1,196
   CNF                                 6,600             346
   Crane                               5,200             155
   CSX                                 2,100              98
   Cummins                            12,900           1,135
   Eaton                               1,800             114
   JB Hunt Transport Services (B)     24,900             473
   Laidlaw International*             25,900             626
   RR Donnelley & Sons                 5,100             189
   Ryder System                       19,800             678
                                                    --------
                                                       5,010
                                                    --------
INFORMATION TECHNOLOGY -- 19.5%
   Agere Systems*                     93,700             975
   Alliance Data Systems*             16,000             626
   Amphenol, Cl A                     22,300             900
   Arrow Electronics*                 14,800             464
   Avnet*                             30,100             736
   BMC Software*                      20,700             437
   Cadence Design Systems (B)*        14,800             239
   Computer Sciences (B)*             27,100           1,282
   Electronic Data Systems            10,800             242
   Fair Isaac                          2,300             103
   Global Payments                    11,600             902
   Harris                             13,600             568
   Intuit*                             3,400             152
   Jabil Circuit*                     13,200             408
   McAfee*                            17,400             547
   MEMC Electronic Materials*         46,800           1,067
   NCR*                               12,100             386
   Nvidia*                             2,900              99
   Reynolds & Reynolds, Cl A          37,900           1,039
   Sabre Holdings, Cl A               20,200             410
   Synopsys*                           5,400             102
   VeriSign*                          16,100             344
   Western Digital*                   71,000             918
   Xerox (B)*                         67,000             915
                                                    --------
                                                      13,861
                                                    --------


------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
MATERIALS -- 10.0%
   Crown Holdings*                    10,400        $    166
   Eastman Chemical                   14,100             662
   FMC*                               13,500             772
   Freeport-McMoRan Copper & Gold,
     Cl B (B)                          3,200             156
   Georgia-Pacific                    16,700             569
   Lafarge North America               7,800             527
   Lubrizol                           18,500             802
   Martin Marietta Materials          14,200           1,114
   Nucor                               1,300              77
   Owens-Illinois*                     6,300             130
   Phelps Dodge                       11,500           1,494
   USG (B)*                            9,300             639
                                                    --------
                                                       7,108
                                                    --------
TELECOMMUNICATION SERVICES -- 1.4%
   CenturyTel (B)                     25,000             875
   Telewest Global*                    5,500             126
                                                    --------
                                                       1,001
                                                    --------
UTILITIES -- 6.1%
   AES*                               24,400             401
   Centerpoint Energy (B)             41,300             614
   National Fuel Gas                   3,500             120
   Pepco Holdings (B)                 38,200             889
   Sempra Energy                      13,224             622
   TXU                                12,400           1,400
   Wisconsin Energy                    7,300             291
                                                    --------
                                                       4,337
                                                    --------
Total Common Stock
   (Cost $58,552) ($ Thousands)                       68,544
                                                    --------

CORPORATE OBLIGATIONS (C) -- 8.2%
FINANCIALS -- 8.2%
   Allstate Life Global Funding
     II MTN (E)
        3.788%, 10/16/06               $  81              81
   American General Finance (E) (F)
        3.768%, 10/16/06                 569             569
   American General Finance MTN,
     Ser F
        5.875%, 07/14/06                  18              18
   CCN Bluegrass (E)
        3.859%, 08/18/06                 114             114
   CIT Group MTN (E)
        3.790%, 05/12/06                 440             440
        3.714%, 04/19/06                  44              44
   Caterpillar Financial Services MTN,
     Ser F (E)
        3.670%, 07/10/06                  88              88




--------------------------------------------------------------------------------
78          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Countrywide Financial Services MTN,
     Ser A (E)
        3.920%, 09/13/06              $  326        $    326
        3.760%, 07/31/06                  88              88
   Countrywide Home Loans MTN,
     Ser M (E)
        3.851%, 11/30/05                 113             113
        3.760%, 01/31/06                  39              39
   Dekabank (E)
        3.614%, 08/19/06                 326             326
   Irish Life & Permanent MTN, Ser X (E)
        3.812%, 09/21/06                 234             234
   Islandsbanki (E) (F)
        3.869%, 09/22/06                 150             150
   Jackson National Life Funding (E) (F)
        3.693%, 10/02/06                 387             387
   K2 LLC MTN (E)
        3.809%, 12/12/05                  11              11
   Liberty Lighthouse US Capital MTN (E)
        3.688%, 05/10/06                 176             176
   Morgan Stanley EXL (E)
        3.710%, 10/04/06                  62              62
   Morgan Stanley EXL, Ser S (E)
        3.670%, 10/03/06                  88              88
   Natexis Banques (E)
        3.810%, 10/16/06                 172             172
   Nationwide Building Society (E) (F)
        4.030%, 07/28/06                  88              88
        3.689%, 01/06/06                 176             176
   Nordbank (E) (F)
        3.830%, 09/25/06                 299             299
   Northern Rock (E) (F)
        3.690%, 10/03/06                 181             181
   Pacific Life Global Funding
     (E) (F)
        3.760%, 10/13/06                 132             132
   Premium Asset Trust,
     Ser 2004-01 (E) (F)
        3.800%, 02/06/06                 183             183
   Premium Asset Trust,
     Ser 2004-06 (E) (F)
        3.941%, 06/30/06                 167             167
   Premium Asset Trust,
     Ser 2004-10 (E) (F)
        3.778%, 10/16/06                 246             246
   SLM EXL, Ser S (E)
        3.768%, 10/16/06                 194             194
   SLM MTN, Ser X (E)
        3.796%, 10/20/06                 352             352
   Skandinav Enskilda Bank (E)
        3.779%, 10/17/06                 194             194
   White Pine Finance MTN, Ser 1 (E)
        3.663%, 11/01/05                  77              77
                                                    --------
Total Corporate Obligations
   (Cost $5,815) ($ Thousands)                         5,815
                                                    --------


------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
CASH EQUIVALENT -- 3.3%
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A++ 2,363,266        $  2,363
                                                    --------
Total Cash Equivalent
   (Cost $2,363) ($ Thousands)                         2,363
                                                    --------

COMMERCIAL PAPER (C) (D) -- 3.0%
FINANCIALS -- 3.0%
   Altius I Funding
        3.864%, 10/27/05              $  264             263
   Arlington Funding
        3.857%, 10/14/05                 193             192
   Brahms Funding
        3.861%, 10/26/05                  70              70
   Buckingham
        3.940%, 11/14/05                  32              32
   Cre-8 Funding
        3.908%, 11/01/05                  88              88
        3.902%, 10/28/05                 176             175
        3.862%, 10/19/05                  88              88
        3.762%, 10/07/05                  53              53
   Davis Square V Funding
        3.934%, 11/02/05                 352             351
        3.932%, 10/28/05                  18              18
   Main Street Warehouse Funding
        3.881%, 10/24/05                 176             176
   Rams Funding
        3.879%, 10/18/05                 191             190
        3.863%, 10/27/05                 187             186
        3.861%, 10/19/05                  86              86
        3.861%, 10/20/05                  60              60
   Rhineland Funding
        4.027%, 11/28/05                  40              39
        3.871%, 10/24/05                  67              67
                                                    --------
Total Commercial Paper
   (Cost $2,134) ($ Thousands)                         2,134
                                                    --------

ASSET-BACKED SECURITIES (C) -- 2.6%
AUTOMOTIVE -- 0.3%
   Capital Auto Receivables Asset Trust,
     Ser 2005-SN1A, Cl A1
        3.327%, 05/15/06                 179             179
   Drivetime Auto Owner Trust,
     Ser 2005-B, Cl A1 (E)
        3.788%, 01/15/06                  23              23
                                                    --------
                                                         202
                                                    --------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          79

STATEMENT OF NET ASSETS


Mid-Cap Fund (Concluded)

September 30, 2005
------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 2.3%
   Blue Heron Funding, Ser 9A,
     Cl A1 (E)
        3.860%, 02/22/06              $  176        $    176
   CCN Independence IV (E)
        3.842%, 10/17/05                  97              97
        3.838%, 07/17/06                  62              62
   Cheyne High Grade, Ser 2004-1A,
     Cl A1 (E)
        3.780%, 11/10/05                 101             101
   Commodore, Ser 2003-2A,
     Cl A1MM (E)
        3.914%, 12/12/05                  81              81
   Duke Funding, Ser 2004-6B,
     Cl A1S1 (E)
        3.630%, 10/10/06                 132             132
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE (E)
        3.880%, 06/25/06                 176             176
   Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM (E)
        3.902%, 11/18/05                 155             155
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AMM2 (E)
        3.880%, 11/25/05                 208             208
   RMAC, Ser 2004-NS3A, Cl A1 (E)
        3.728%, 09/12/06                  58              58
   Saturn Ventures II (E)
        3.749%, 02/07/06                 176             176
   TIAA Real Estate, Ser 2003 1A,
     Cl A1 (E)
        3.868%, 09/28/06                 114             114
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMD (E)
        3.890%, 06/15/06                  44              44
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMME (E)
        3.890%, 09/15/06                  26              26
                                                    --------
                                                       1,606
                                                    --------
Total Asset-Backed Securities
   (Cost $1,808) ($ Thousands)                         1,808
                                                    --------

MASTER NOTES (C) -- 0.9%
   Bank of America
        4.018%, 10/01/05                 440             440
   Bear Stearns
        4.113%, 10/01/05                 212             212
                                                    --------
Total Master Notes
   (Cost $652) ($ Thousands)                             652
                                                    --------


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
U.S. TREASURY OBLIGATION (A) -- 0.2%
   U.S. Treasury Bills
        3.381%, 12/15/05              $  170        $    169
                                                    --------
Total U.S. Treasury Obligation
   (Cost $168) ($ Thousands)                             169
                                                    --------

REPURCHASE AGREEMENTS (C) -- 3.1%
   Barclays Capital Markets
     3.840%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $1,104,024
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value
     $183,264-$733,345,
     1.875%-7.250%,
     06/15/06-01/15/10;
     with total market value
     $1,126,496)                       1,104           1,104
   Deutsche Bank Securites
     3.750%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $863,146
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value
     $1,943-$232,423,
     0.000%-5.875%,
     10/07/05-09/29/25;
     with total market value
     $880,136)                           863             863
   Lehman Brothers
     3.820%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $237,781
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value
     $15,961-$184,504,
     0.000%-3.500%,
     08/15/06-04/15/30;
     with total market value
     $242,468)                           238             238
                                                    --------
Total Repurchase Agreements
   (Cost $2,205) ($ Thousands)                         2,205
                                                    --------
Total Investments -- 117.6%
   (Cost $73,697) ($ Thousands)                       83,690
                                                    --------

OTHER ASSETS AND LIABILITIES -- (17.6)%
Payable Upon Return on Securities Loaned             (12,614)
Payable for Fund Shares Redeemed                         (35)
Investment Advisory Fees Payable                         (23)
Administration Fees Payable                              (20)
Shareholder Servicing Fees Payable                       (12)
Other Assets and Liabilities, Net                        176
                                                    --------
Total Other Assets and Liabilities                   (12,528)
                                                    --------
Net Assets -- 100.0%                                $ 71,162
                                                    ========



--------------------------------------------------------------------------------
80          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
------------------------------------------------------------
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)        $ 55,517
Undistributed net investment income                       60
Accumulated net realized gain on investments
   and futures contracts                               5,580
Net unrealized appreciation on investments             9,993
Net unrealized appreciation on futures contracts          12
                                                    --------
Net Assets                                          $ 71,162
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($71,161,790 / 3,507,063 shares)                   $20.29
                                                      ======


Futures -- A summary of the open futures contracts held by the fund at September 30, 2005, is as follows: (see Note 2 in Notes to Financial Statements)
-------------------------------------------------------------
                                                 UNREALIZED
    TYPE OF             NUMBER OF   EXPIRATION  APPRECIATION
   CONTRACT            CONTRACTS       DATE     ($ THOUSANDS)
-------------------------------------------------------------
S&P 400 Index E-MINI       34      December 2005     $12


*   Non-income producing security.
+   Real Estate Investment Trust
++  See Note 3 in Notes to Financial Statements.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at September 30, 2005 (see Note 7). The total value of securities on loan at September 30, 2005 was $12,337 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of September 30, 2005 was $12,614 ($ Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate and date reported on the Statement of Net Assets is the rate and date in effect as of September 30, 2005.
(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series




The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          81

STATEMENT OF NET ASSETS



Managed Volatility Fund

September 30, 2005
------------------------------------------------------------
SECTOR WEIGHTINGS# (UNAUDITED):
[BAR GRAPH OMITTED]
26.9%    Financials
12.9%    Health Care
10.6%    Consumer Staples
9.9%     Utilities
9.6%     Short-Term Investments
6.9%     Consumer Discretionary
5.9%     Industrials
3.9%     Energy
3.6%     Information Technology
3.5%     Asset-Backed Securities
3.1%     Materials
3.1%     Telecommunication Services
0.1%     U.S. Treasury Obligations
#Percentages based on total investments.
------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
COMMON STOCK -- 94.4%
CONSUMER DISCRETIONARY -- 9.1%
   Autoliv                            11,700       $     509
   Autonation*                         7,700             154
   Belo, Cl A                         16,100             368
   Choice Hotels International        22,853           1,477
   Dillard's, Cl A                    16,000             334
   EchoStar Communications, Cl A*     34,491           1,020
   Fortune Brands                     21,154           1,720
   GTECH Holdings                     19,100             612
   H&R Block                          14,200             341
   Harte-Hanks                        29,757             787
   Hearst-Argyle Television           52,718           1,354
   International Speedway, Cl A        7,300             383
   ITT Educational Services*          11,600             572
   John Wiley & Sons, Cl A            12,400             518
   McClatchy, Cl A                    12,254             799
   Meredith                           12,635             630
   Panera Bread, Cl A*                 6,300             322
   Polaris Industries                  9,200             456
   Shaw Communications, Cl B          24,600             516
   Starwood Hotels & Resorts
     Worldwide                         6,100             349
   TRW Automotive Holdings*           18,600             546
   Valassis Communications*           12,800             499
   VF                                  3,588             208
   Yum! Brands                         1,900              92
                                                   ---------
                                                      14,566
                                                   ---------
CONSUMER STAPLES -- 14.0%
   7-Eleven*                           9,100             324
   Albertson's                        22,700             582
   Brown-Forman, Cl B                 20,539           1,223
   Campbell Soup                       6,368             190
   Church & Dwight                    12,400             458
   Clorox                             25,248           1,402
   Coca-Cola Enterprises              68,239           1,331
   Dean Foods*                        11,400             443


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   General Mills                      15,100       $     728
   Hershey                            38,136           2,147
   HJ Heinz                           10,290             376
   Hormel Foods                       80,507           2,656
   JM Smucker                         25,880           1,256
   Kellogg                            58,705           2,708
   Kimberly-Clark                     25,989           1,547
   Loews-Carolina Group               26,203           1,038
   McCormick                          15,000             490
   Pepsi Bottling Group               28,077             802
   PepsiAmericas                      57,979           1,318
   Pilgrim's Pride                     5,468             199
   Supervalu                           2,800              87
   WM Wrigley Jr.                     15,648           1,125
                                                   ---------
                                                      22,430
                                                   ---------
ENERGY -- 5.1%
   Chevron                             5,300             343
   ConocoPhillips                     15,280           1,068
   Exxon Mobil                        12,900             820
   Helmerich & Payne                   6,300             380
   Imperial Oil                        7,100             817
   Nexen                              12,600             601
   Petro-Canada                       16,400             684
   Quicksilver Resources*             10,200             487
   Suncor Energy                       6,700             406
   Sunoco                              8,400             657
   Transcanada                        24,100             736
   Unit*                              22,333           1,235
                                                   ---------
                                                       8,234
                                                   ---------
FINANCIALS -- 15.0%
   Alleghany*                          2,000             612
   American Financial Group           47,129           1,599
   Associated Banc                    18,686             570
   Bancorpsouth                        6,100             139
   BlackRock, Cl A                     7,300             647
   BOK Financial                       6,083             293
   Brookfield Properties              21,700             639
   Cincinnati Financial                5,145             216
   Commerce Bancshares                11,300             582
   Commerce Group                     17,439           1,012
   Crescent Real Estate Equities+     57,208           1,173
   Federated Investors, Cl B          18,700             621
   First American                      5,840             267
   Hospitality Properties Trust+      25,176           1,079
   International Bancshares           18,739             557
   iStar Financial+                   36,825           1,489
   Leucadia National                   8,066             348
   Loews                              20,809           1,923
   Markel*                             1,923             636
   Mercury General                     5,165             310
   Nuveen Investments, Cl A           15,000             591




--------------------------------------------------------------------------------
82          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Old Republic International          7,620       $     203
   PMI Group                          15,200             606
   Popular                            53,192           1,288
   RenaissanceRe Holdings             10,100             442
   Safeco                              6,520             348
   Stancorp Financial Group            6,900             581
   Student Loan                        1,441             341
   Synovus Financial                   7,800             216
   UnionBanCal                        18,721           1,305
   Valley National Bancorp            30,713             703
   Webster Financial                   9,460             425
   Whitney Holding                    16,300             441
   WR Berkley                         46,112           1,820
                                                   ---------
                                                      24,022
                                                   ---------
HEALTH CARE -- 17.1%
   Abbott Laboratories                20,474             868
   Alcon                               5,700             729
   Allergan                            5,700             522
   American Pharmaceutical Partners*   8,500             388
   AmerisourceBergen                  26,951           2,083
   Barr Pharmaceuticals*              12,200             670
   Becton Dickinson                   15,065             790
   C.R. Bard                          14,581             963
   Cardinal Health                    10,702             679
   Celgene*                            5,800             315
   Dade Behring Holdings              13,400             491
   Dentsply International             49,254           2,661
   Edwards Lifesciences*              23,080           1,025
   Endo Pharmaceuticals Holdings*     17,900             477
   Henry Schein*                      44,418           1,893
   Hillenbrand Industries             40,646           1,912
   Idexx Laboratories*                29,258           1,957
   Invitrogen*                         4,200             316
   Johnson & Johnson                  26,576           1,682
   King Pharmaceuticals*              42,300             651
   Laboratory of America Holdings*    27,369           1,333
   McKesson                           11,500             546
   Medicis Pharmaceutical, Cl A        7,800             254
   Merck                               6,900             188
   Patterson*                         13,800             553
   Quest Diagnostics                   4,200             212
   Renal Care Group*                   7,443             352
   Respironics*                       16,765             707
   Techne*                             9,600             547
   Triad Hospitals*                   11,000             498
   VCA Antech*                        15,600             398
   Zimmer Holdings*                    9,800             675
                                                   ---------
                                                      27,335
                                                   ---------
INDUSTRIALS -- 7.9%
   ACCO Brands*                            1              --
   Alexander & Baldwin                 8,700             463


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Alliant Techsystems*                6,500       $     485
   C.H. Robinson Worldwide            10,100             648
   Chicago Bridge & Iron              16,300             507
   Deluxe                             35,668           1,432
   GATX                               12,500             494
   Harsco                              7,400             485
   Hewitt Associates, Cl A*            7,500             205
   JetBlue Airways*                   20,900             368
   Laidlaw International*             23,600             570
   Landstar System*                   15,200             609
   Lockheed Martin                    26,035           1,589
   Pitney Bowes                       25,795           1,077
   R.H. Donnelley*                    16,219           1,026
   Republic Services                  11,674             412
   Robert Half International           3,600             128
   Stericycle*                         6,600             377
   Union Pacific                       8,400             602
   UTI Worldwide                       6,200             482
   Waste Management                    6,802             195
   Weight Watchers International*      8,200             423
                                                   ---------
                                                      12,577
                                                   ---------
INFORMATION TECHNOLOGY -- 4.8%
   Adtran                             15,300             482
   Affiliated Computer Services,
     Cl A*                             9,700             530
   Cognizant Technology Solutions,
     Cl A*                             9,600             447
   Fair Isaac                         13,900             623
   Fairchild Semiconductor
     International*                   18,200             270
   Flir Systems*                      16,200             479
   Harris                             10,200             426
   Ingram Micro, Cl A*                30,600             567
   Lexmark International, Cl A*        5,200             318
   Qualcomm                           12,000             537
   Reynolds & Reynolds, Cl A          39,977           1,096
   Scientific-Atlanta                 12,700             476
   Sybase*                            24,300             569
   Total System Services              20,700             483
   Zebra Technologies, Cl A*           7,900             309
                                                   ---------
                                                       7,612
                                                   ---------
MATERIALS -- 4.2%
   Agrium                             22,500             494
   Ball                                4,100             151
   Eagle Materials                     4,700             570
   Freeport-McMoRan Copper & Gold,
     Cl B                              5,800             282
   Martin Marietta Materials           8,400             659
   Methanex                           11,400             169
   Newmont Mining                     43,020           2,029
   Nova Chemicals                     12,900             475
   Packaging of America               22,300             433
   Pactiv*                            19,600             343
   Sonoco Products                    17,200             470




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          83

STATEMENT OF NET ASSETS



Managed Volatility Fund (Concluded)

September 30, 2005
------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Vulcan Materials                    8,000       $     594
                                                   ---------
                                                       6,669
                                                   ---------
TELECOMMUNICATION SERVICES -- 4.1%
   BCE                                25,400             697
   BellSouth                          62,298           1,638
   CenturyTel                         16,900             591
   Citizens Communications            48,600             659
   Telephone & Data Systems            9,147             357
   US Cellular*                       21,498           1,148
   Verizon Communications             45,259           1,480
                                                   ---------
                                                       6,570
                                                   ---------
UTILITIES -- 13.1%
   AGL Resources                      15,800             586
   Alliant Energy                     20,000             583
   Cinergy                             6,900             306
   Consolidated Edison                11,400             553
   Constellation Energy Group          5,200             320
   DPL                                16,100             448
   DTE Energy                         11,900             546
   Duke Energy                         5,200             152
   Edison International               12,300             581
   Enbridge                           21,300             680
   Energen                            21,766             942
   Energy East                        21,300             536
   Great Plains Energy                15,400             461
   Hawaiian Electric Industries       47,349           1,320
   MDU Resources Group                14,900             531
   National Fuel Gas                  31,714           1,085
   Northeast Utilities                28,200             563
   NSTAR                              45,455           1,314
   OGE Energy                         61,279           1,722
   Pepco Holdings                      7,100             165
   Puget Energy                       24,200             568
   SCANA                              25,170           1,063
   Sempra Energy                      12,300             579
   TECO Energy                        20,900             377
   TXU                                 6,100             688
   Vectren                            31,209             885
   Westar Energy                      21,700             524
   Wisconsin Energy                   16,500             659
   WPS Resources                      40,051           2,315
                                                   ---------
                                                      21,052
                                                   ---------
Total Common Stock
   (Cost $142,598) ($ Thousands)                     151,067
                                                   ---------

CASH EQUIVALENT -- 5.3%
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A++ 8,447,672       $   8,448
                                                   ---------
Total Cash Equivalent
   (Cost $8,448) ($ Thousands)                         8,448
                                                   ---------


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
U.S. TREASURY OBLIGATION (A) -- 0.2%
   U.S. Treasury Bills
        3.456%, 11/25/05                $270       $     269
                                                   ---------
Total U.S. Treasury Obligation
   (Cost $269) ($ Thousands)                             269
                                                   ---------
Total Investments -- 99.9%
   (Cost $151,315) ($ Thousands)                     159,784
                                                   ---------

OTHER ASSETS AND LIABILITIES -- 0.1%
Investment Advisory Fees Payable                         (67)
Administration Fees Payable                              (44)
Shareholder Servicing Fees Payable                       (22)
Payable for Fund Shares Redeemed                         (21)
Other Assets and Liabilities, Net                        417
                                                   ---------
Total Other Assets and Liabilities                       263
                                                   ---------
Net Assets-- 100.0%                                $ 160,047
                                                   =========


NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)       $ 148,976
Undistributed net investment income                      307
Accumulated net realized gain on investments
   and futures contracts                               2,264
Net unrealized appreciation on investments             8,469
Net unrealized appreciation on futures contracts          31
                                                   ---------
Net Assets                                         $ 160,047
                                                   =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($160,047,223 / 14,032,738 Shares)                 $11.41
                                                   -  ======


Futures -- A summary of the open futures contracts held by the fund at September 30, 2005, is as follows: (see Note 2 in Notes to Financial Statements)
--------------------------------------------------------------
                                                 UNREALIZED
    TYPE OF            NUMBER OF    EXPIRATION  APPRECIATION
   CONTRACT             CONTRACTS      DATE     ($ THOUSANDS)
--------------------------------------------------------------
S&P 500 Index E-MINI       61      December 2005     $31

*   Non-income producing security.
+   Real Estate Investment Trust
++  See Note 3 in Notes to Financial Statements.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
Cl -- Class
Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
84          SEI Institutional Managed Trust / Annual Report / September 30, 2005

Real Estate Fund

September 30, 2005
------------------------------------------------------------
SECTOR WEIGHTINGS# (UNAUDITED):
[BAR GRAPH OMITTED]
81.5%  Financials
7.8%   Short-Term Investments
7.0%   Consumer Discretionary
3.3%   Asset-Backed Securities
0.4%   Exchange Traded Fund
#Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).
------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
COMMON STOCK -- 96.0%
CONSUMER DISCRETIONARY -- 9.0%
   Fairmont Hotels & Resorts          48,700       $   1,627
   La Quinta*                         29,600             257
   Starwood Hotels & Resorts
     Worldwide                       119,100           6,809
                                                   ---------
                                                       8,693
                                                   ---------
FINANCIALS -- 87.0%
   Acadia Realty Trust+               28,000             504
   AMB Property+ (B)                  38,800           1,742
   Apartment Investment & Management,
     Cl A+ (B)                        36,700           1,423
   Archstone-Smith Trust+            107,750           4,296
   Arden Realty+                      39,500           1,626
   AvalonBay Communities+ (B)         53,800           4,611
   Boston Properties+                 34,800           2,467
   Brandywine Realty Trust+           33,300           1,035
   BRE Properties, Cl A+              42,100           1,873
   Camden Property Trust+             28,850           1,608
   CB Richard Ellis Group, Cl A*      18,700             920
   Corporate Office Properties
     Trust+                           77,700           2,716
   DiamondRock Hospitality+ (E) (G)    9,800             115
   Duke Realty+                       21,300             722
   Equity Office Properties Trust+    70,200           2,296
   Equity Residential+                71,300           2,699
   Federal Realty Investment Trust+   30,100           1,834
   General Growth Properties+ (B)     89,410           4,017
   Host Marriott+                    253,100           4,277
   iStar Financial+                   48,500           1,961
   Kimco Realty+ (B)                 116,700           3,667
   Liberty Property Trust+            19,500             830
   Macerich+ (B)                      29,800           1,935
   Mack-Cali Realty+                  53,000           2,382
   Medical Properties Trust+ (F) (G)  11,400             101
   Post Properties+ (B)               35,850           1,335
   Prologis+ (B)                      92,600           4,103
   PS Business Parks+                 18,500             847
   Public Storage+                    47,950           3,213
   Reckson Associates Realty+ (B)     62,950           2,175
   Regency Centers+ (B)               59,100           3,395
   Saul Centers+                      16,800             605
   Shurgard Storage Centers, Cl A+    26,500           1,481
   Simon Property Group+ (B)          94,050           6,971
   SL Green Realty+                   25,600           1,745


------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Taubman Centers+                   26,550       $     842
   Thomas Properties Group            19,600             255
   Ventas+                            76,500           2,463
   Vornado Realty Trust+ (B)          31,800           2,755
                                                   ---------
                                                      83,842
                                                   ---------
Total Common Stock
   (Cost $78,284) ($ Thousands)                       92,535
                                                   ---------

EXCHANGE TRADED FUND -- 0.5%
   iShares Cohen & Steers Realty
     Majors Index Fund                 6,000             441
                                                   ---------
Total Exchange Traded Fund
   (Cost $382) ($ Thousands)                             441
                                                   ---------

CORPORATE OBLIGATIONS (C) -- 13.7%
FINANCIALS -- 13.7%
   Allstate Life Global Funding II MTN (D)
        3.788%, 10/16/06              $  184             184
   American General Finance (D) (E)
        3.768%, 10/16/06               1,293           1,293
   American General Finance MTN,
     Ser F
        5.875%, 07/14/06                  40              41
   CCN Bluegrass (D)
        3.859%, 08/18/06                 260             260
   CIT Group MTN (D)
        3.790%, 05/12/06               1,001           1,001
        3.714%, 04/19/06                 100             100
   Caterpillar Financial Services MTN,
     Ser F (D)
        3.670%, 07/10/06                 200             200
   Countrywide Financial Services MTN,
     Ser A (D)
        3.920%, 09/13/06                 741             741
        3.760%, 07/31/06                 200             200
   Countrywide Home Loans MTN,
     Ser M (D)
        3.851%, 11/30/05                 256             256
        3.760%, 01/31/06                  88              88
   Dekabank (D)
        3.614%, 08/19/06                 741             741
   Irish Life & Permanent MTN, Ser X (D)
        3.812%, 09/21/06                 533             533
   Islandsbanki (D) (E)
        3.869%, 09/22/06                 340             340
   Jackson National Life Funding (D) (E)
        3.693%, 10/02/06                 881             881
   K2 LLC MTN (D)
        3.809%, 12/12/05                  24              24
   Liberty Lighthouse US Capital MTN (D)
        3.688%, 05/10/06                 400             400



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          85

STATEMENT OF NET ASSETS


Real Estate Fund (Concluded)

September 30, 2005
------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Morgan Stanley EXL (D)
        3.710%, 10/04/06              $  140       $     140
   Morgan Stanley EXL, Ser S (D)
        3.670%, 10/03/06                 200             200
   Natexis Banques (D)
        3.810%, 10/16/06                 390             390
   Nationwide Building Society
     (D) (E)
        4.030%, 07/28/06                 200             200
        3.689%, 01/06/06                 401             401
   Nordbank (D) (E)
        3.830%, 09/25/06                 681             681
   Northern Rock (D) (E)
        3.690%, 10/03/06                 413             413
   Pacific Life Global Funding
     (D) (E)
        3.760%, 10/13/06                 300             300
   Premium Asset Trust,
     Ser 2004-01 (D) (E)
        3.800%, 02/06/06                 416             417
   Premium Asset Trust,
     Ser 2004-06 (D) (E)
        3.941%, 06/30/06                 380             381
   Premium Asset Trust,
     Ser 2004-10 (D) (E)
        3.778%, 10/16/06                 561             561
   SLM EXL, Ser S (D)
        3.768%, 10/16/06                 441             441
   SLM MTN, Ser X (D)
        3.796%, 10/20/06                 801             801
   Skandinav Enskilda Bank (D)
        3.779%, 10/17/06                 441             441
   White Pine Finance MTN, Ser 1 (D)
        3.663%, 11/01/05                 176             176
                                                   ---------
Total Corporate Obligations
   (Cost $13,226) ($ Thousands)                       13,226
                                                   ---------

COMMERCIAL PAPER (A) (C) -- 5.0%
FINANCIALS -- 5.0%
   Altius I Funding
        3.864%, 10/27/05                 601             598
   Arlington Funding
        3.857%, 10/14/05                 439             438
   Brahms Funding
        3.861%, 10/26/05                 160             160
   Buckingham
        3.940%, 11/14/05                  73              73
   Cre-8 Funding
        3.908%, 11/01/05                 200             199
        3.902%, 10/28/05                 400             399
        3.862%, 10/19/05                 200             200
        3.762%, 10/07/05                 120             120
   Davis Square V Funding
        3.934%, 11/02/05                 801             798
        3.932%, 10/28/05                  40              40
   Main Street Warehouse Funding
        3.881%, 10/24/05                 400             399


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Rams Funding
        3.879%, 10/18/05              $  434       $     433
        3.863%, 10/27/05                 425             424
        3.861%, 10/19/05                 195             195
        3.861%, 10/20/05                 137             136
   Rhineland Funding
        4.027%, 11/28/05                  91              90
        3.871%, 10/24/05                 153             152
                                                   ---------
Total Commercial Paper
   (Cost $4,854) ($ Thousands)                         4,854
                                                   ---------

ASSET-BACKED SECURITIES (C) -- 4.3%
AUTOMOTIVE -- 0.5%
   Capital Auto Receivables Asset Trust,
     Ser 2005-SN1A, Cl A1
        3.327%, 05/15/06                 406             406
   Drivetime Auto Owner Trust,
     Ser 2005-B, Cl A1 (D)
        3.788%, 01/15/06                  53              53
                                                   ---------
                                                         459
                                                   ---------
MORTGAGE RELATED SECURITIES -- 3.8%
   Blue Heron Funding, Ser 9A, Cl A1 (D)
        3.860%, 02/22/06                 401             401
   CCN Independence IV (D)
        3.842%, 10/17/05                 220             220
        3.838%, 07/17/06                 140             140
   Cheyne High Grade, Ser 2004-1A,
     Cl A1 (D)
        3.780%, 11/10/05                 230             230
   Commodore, Ser 2003-2A, Cl A1MM (D)
        3.914%, 12/12/05                 184             184
   Duke Funding, Ser 2004-6B,
     Cl A1S1 (D)
        3.630%, 10/10/06                 300             300
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE (D)
        3.880%, 06/25/06                 401             401
   Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM (D)
        3.902%, 11/18/05                 352             352
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AMM2 (D)
        3.880%, 11/25/05                 474             474
   RMAC, Ser 2004-NS3A, Cl A1 (D)
        3.728%, 09/12/06                 131             131
   Saturn Ventures II (D)
        3.749%, 02/07/06                 401             401
   TIAA Real Estate, Ser 2003 1A,
     Cl A1 (D)
        3.868%, 09/28/06                 259             259
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMD (D)
        3.890%, 06/15/06                 100             100





--------------------------------------------------------------------------------
86          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                 Face Amount    Market Value
Description             ($ Thousands)/Shares   ($ Thousands)
------------------------------------------------------------
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMME (D)
        3.890%, 09/15/06                $ 60       $      60
                                                   ---------
                                                       3,653
                                                   ---------
Total Asset-Backed Securities
   (Cost $4,112) ($ Thousands)                         4,112
                                                   ---------

CASH EQUIVALENT -- 3.4%
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A++ 3,311,953           3,312
                                                   ---------
Total Cash Equivalent
   (Cost $3,312) ($ Thousands)                         3,312
                                                   ---------

MASTER NOTES (C) -- 1.5%
   Bank of America
        4.018%, 10/01/05               1,001           1,001
   Bear Stearns
        4.113%, 10/01/05                 481             481
                                                   ---------
Total Master Notes
   (Cost $1,482) ($ Thousands)                         1,482
                                                   ---------

REPURCHASE AGREEMENTS (C) -- 5.2%
   Barclays Capital Markets
     3.840%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $2,510,918
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value
     $416,803-$1,667,870,
     1.875%-7.250%,
     06/15/06-01/15/10;
     with total market value
     $2,562,025)                       2,510           2,510
   Deutsche Bank Securites
     3.750%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $1,963,082
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value
     $4,420-$528,608,
     0.000%-5.875%,
     10/07/05-09/29/25;
     with total market value
     $2,001,721)                       1,962           1,962
   Lehman Brothers
     3.820%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $540,794
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value
     $36,302-$419,623,
     0.000%-3.500%,
     08/15/06-04/15/30;
     with total market value
     $551,453)                           541             541
                                                   ---------
Total Repurchase Agreements
   (Cost $5,013) ($ Thousands)                         5,013
                                                   ---------
Total Investments -- 129.6%
   (Cost $110,665) ($ Thousands)                     124,975
                                                   ---------


------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (29.6)%
Payable Upon Return on Securities Loaned            $(28,687)
Payable for Investment Securities Purchased             (221)
Investment Advisory Fees Payable                         (48)
Administration Fees Payable                              (27)
Shareholder Servicing Fees Payable                        (9)
Payable for Fund Shares Redeemed                          (7)
Other Assets and Liabilities, Net                        429
                                                   ---------
Total Other Assets and Liabilities                   (28,570)
                                                   ---------
Net Assets-- 100.0%                                $  96,405
                                                   =========


NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)        $  79,333
Undistributed net investment income                      484
Accumulated net realized gain on investments           2,278
Net unrealized appreciation on investments            14,310
                                                   ---------
Net Assets                                         $  96,405
                                                   =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($96,405,028 / 6,487,303 shares)                   $14.86
                                                      ======

*   Non-income producing security.
+   Real Estate Investment Trust
++  See Note 3 in Notes to Financial Statements.
(A) The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at September 30, 2005 (see Note 7). The total value of securities on loan at September 30, 2005 was $28,268 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of September 30, 2005 was $28,687 ($ Thousands).
(D) Variable Rate Security -- The rate and date reported on the Statement of Net Assets is the rate and date in effect as of September 30, 2005.
(E) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(F) Security considered restricted and security is fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of September 30, 2005 was $101 ($ Thousands) and represented 0.10% of Net Assets.
(G) Securities considered illiquid. The total value of such securities as of September 30, 2005 was $216 ($ Thousands) and represented 0.22% of Net Assets.
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series






The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          87

SCHEDULE OF INVESTMENTS



Core Fixed Income Fund

September 30, 2005
------------------------------------------------------------
SECTOR WEIGHTINGS* (UNAUDITED):
[BAR GRAPH OMITTED]
23.9%   Corporate Obligations
21.7%   U.S. Government Mortgage-Backed Obligations
17.8%   Asset-Backed Securities
15.8%   U.S. Treasury Obligations
8.7%    Short-Term Investments
8.2%    U.S. Government Agency Obligations
3.6%    Commercial Paper
0.2%    Certificates of Deposit
0.1%    Municipal Bond
*Percentages based on total investments. Includes investments held as collateral for securities on loan
(see Note 7).
------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
CORPORATE OBLIGATIONS -- 34.9%
CONSUMER DISCRETIONARY -- 1.9%
   COX Communications
        7.875%, 08/15/09              $  750      $      823
   Clear Channel Communications
        4.250%, 05/15/09                 990             955
   Comcast
        7.050%, 03/15/33                 755             840
        6.500%, 01/15/15               1,475           1,593
        5.650%, 06/15/35 (J)           2,570           2,402
        5.500%, 03/15/11 (J)             560             571
   Comcast Cable Communications
        8.375%, 03/15/13                 950           1,124
        6.750%, 01/30/11               7,430           7,989
        6.375%, 01/30/06                 720             725
   Continental Cablevision
        9.000%, 09/01/08               1,150           1,276
        8.300%, 05/15/06                 985           1,008
   DaimlerChrysler
        8.500%, 01/18/31                 740             896
        7.450%, 03/01/27                 515             561
        7.300%, 01/15/12               1,400           1,520
        6.500%, 11/15/13               1,320           1,396
        4.050%, 06/04/08                 265             259
   Federated Department Stores
        6.790%, 07/15/27                 170             181
   Ford Motor
        9.980%, 02/15/47 (J)           3,800           3,430
        9.215%, 09/15/21               1,000             903
        7.450%, 07/16/31               8,531           6,654
        7.125%, 11/15/25               2,100           1,517
        6.375%, 02/01/29               5,537           3,973

   General Motors
        8.375%, 07/15/33 (J)           3,549           2,768
        8.250%, 07/15/23              13,020          10,123


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Liberty Media
        5.700%, 05/15/13              $  995      $      905
        5.370%, 09/17/06 (A)           3,091           3,114
   May Department Stores
        7.875%, 03/01/30                 260             310
        6.700%, 07/15/34                 400             419
   News America
        7.300%, 04/30/28                 550             611
        7.280%, 06/30/28                 650             721
        7.125%, 04/08/28                 375             409
        6.200%, 12/15/34 (J)           1,280           1,282
   News America Holdings
        8.450%, 08/01/34                 245             307
        7.750%, 01/20/24                 595             683
   TCI Communications
        7.875%, 02/15/26               1,085           1,295
   Time Warner
        9.150%, 02/01/23               1,175           1,517
        8.375%, 07/15/33                 800           1,001
        7.700%, 05/01/32               7,390           8,749
        7.570%, 02/01/24                 285             325
        6.875%, 05/01/12                 480             525
   Viacom (J)
        5.625%, 08/15/12                 705             716
                                                  ----------
                                                      76,376
                                                  ----------

CONSUMER STAPLES -- 0.4%
   Altria Group
        7.750%, 01/15/27               3,860           4,502
        7.000%, 11/04/13 (J)             795             870
   Delhaize America
        9.000%, 04/15/31                 745             860
   Kraft Foods (J)
        6.500%, 11/01/31                 400             444
        5.625%, 11/01/11                 675             697
   Kroger
        7.500%, 04/01/31                 410             458
   Molson Coors Capital Finance (B)
        4.850%, 09/22/10                 805             799
   Philip Morris Capital
        7.500%, 07/16/09               1,750           1,872
   RJ Reynolds Tobacco Holdings, Ser B
        7.750%, 05/15/06               7,230           7,356
   Wal-Mart Stores
        5.250%, 09/01/35                 530             513
                                                  ----------
                                                      18,371
                                                  ----------

ENERGY -- 1.7%
   Amerada Hess
        7.300%, 08/15/31(J)            5,450           6,358
        7.125%, 03/15/33                 650             744




--------------------------------------------------------------------------------
88          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Anadarko Finance, Ser B
        7.500%, 05/01/31            $    705      $      867
        6.750%, 05/01/11               2,510           2,727
   Apache
        6.250%, 04/15/12               1,385           1,505
   Canadian National Resources
        5.850%, 02/01/35               1,085           1,078
   Conoco Funding
        7.250%, 10/15/31                 530             669
        6.950%, 04/15/29               4,060           4,943
        6.350%, 10/15/11                 920             998
   ConocoPhillips
        5.900%, 10/15/32                  10              11
        4.750%, 10/15/12 (J)           3,990           4,006
   Consolidated Natural Gas, Ser A
        5.000%, 03/01/14                 650             642
   Devon Energy
        7.950%, 04/15/32               1,710           2,180
   Devon Financing
        7.875%, 09/30/31                 945           1,190
   El Paso
        6.950%, 06/01/28               6,750           6,075
   El Paso MTN
        7.800%, 08/01/31               2,280           2,286
        7.750%, 01/15/32 (J)           5,075           5,113
   Encana
        6.500%, 08/15/34                 350             393
   Energy Transfer Partners (B)
        5.650%, 08/01/12                 820             808
   Enterprise Products Operations,
     Ser B
        4.000%, 10/15/07                 850             833
   Gazstream (B)
        5.625%, 07/22/13               1,250           1,256
   Magellan Midstream Partners
        5.650%, 10/15/16                 595             602
   Pemex Project Funding Master Trust
        7.375%, 12/15/14                 300             333
   Petro-Canada
        5.950%, 05/15/35                 730             730
   Ras Laffan LNG III (B)
        5.838%, 09/30/27               1,540           1,543
   Tosco
        8.125%, 02/15/30                 400             544
   Valero Energy
        7.500%, 04/15/32 (J)             435             525
        6.875%, 04/15/12                 820             900
   Valero Logistics
        6.050%, 03/15/13                 440             457
   Vastar Resources
        6.500%, 04/01/09               3,490           3,708
   Williams
        8.750%, 03/15/32               4,340           5,121
        7.750%, 06/15/31 (J)           1,880           2,035


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Williams, Ser A (J)
        7.500%, 01/15/31            $  1,490      $    1,583
   XTO Energy
        7.500%, 04/15/12 (J)             850             957
        6.250%, 04/15/13                 690             737
        4.900%, 02/01/14 (J)             935             917
   YPF Sociedad Anonima MTN, Ser A
        7.750%, 08/27/07               5,000           5,269
                                                  ----------
                                                      70,643
                                                  ----------
FINANCIALS -- 22.7%
   Aiful (B)
        5.000%, 08/10/10               1,320           1,311
        4.450%, 02/16/10                 100              97
   Allstate Financial Global Funding
     (B)
        6.150%, 02/01/06               1,900           1,911
   Allstate Life Global Funding II
     MTN (A) (K) (L)
        3.788%, 10/16/06               7,028           7,028
   American General Finance
        3.875%, 10/01/09               1,315           1,268
        3.768%, 10/16/06 (A) (B)
           (K) (L)                    49,350          49,347
   American General Finance MTN,
     Ser F (K)
        5.875%, 07/14/06               1,527           1,558
   American International Group
        5.050%, 10/01/15 (B)             500             497
        4.700%, 10/01/10 (B)           2,100           2,089
        4.250%, 05/15/13                 535             511
   Arch Capital Group
        7.350%, 05/01/34               3,416           3,643
   ASIF Global Financing XIX (B)
        4.900%, 01/17/13                 880             864
   Associates
        6.250%, 11/01/08               1,005           1,051
   Avalonbay Communities MTN
        7.500%, 12/15/10               1,075           1,197
   BAC Capital Trust VI
        5.625%, 03/08/35                 850             828
   Bae Systems Holdings (B)
        5.200%, 08/15/15               1,705           1,682
   Bank One
        7.875%, 08/01/10               3,525           3,983
        2.625%, 06/30/08               2,090           1,986
   Bank One Texas
        6.250%, 02/15/08                 575             597
   Bank of America
        7.400%, 01/15/11               4,915           5,489
        5.875%, 02/15/09                 695             720
        4.500%, 08/01/10               1,745           1,727
        3.875%, 01/15/08 (J)             475             468
        3.375%, 02/17/09               1,510           1,451
        3.250%, 08/15/08               1,400           1,350







--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          89

SCHEDULE OF INVESTMENTS

September 30, 2005
------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Bank of New York
        3.800%, 02/01/08            $  1,300      $    1,277
   BankBoston
        6.375%, 03/25/08                 250             259
        6.375%, 04/15/08                 515             536
   Banponce Trust I, Ser A
        8.327%, 02/01/27               2,590           2,768
   Berkshire Hathaway Financial
        4.125%, 01/15/10 (B)             465             455
        3.400%, 07/02/07               1,555           1,523
        3.375%, 10/15/08               1,850           1,786
   Boeing Capital
        6.500%, 02/15/12                 465             507
        5.800%, 01/15/13                 425             449
   CA Preferred Fund Trust
        7.000%, 01/29/49               1,000           1,037
   CCN Bluegrass (A) (K) (L)
        3.859%, 08/18/06               9,931           9,931
   CIT Group MTN
        4.750%, 08/15/08                 960             960
        3.790%, 05/12/06 (A) (K) (L)  38,197          38,197
        3.714%, 04/19/06 (A) (K) (L)   3,820           3,823
   Capital One Bank
        6.700%, 05/15/08               1,830           1,912
        4.875%, 05/15/08               4,278           4,281
   Capital One Financial
        8.750%, 02/01/07               1,510           1,588
   Caterpillar Financial Services MTN,
     Ser F (A) (K) (L)
        3.670%, 07/10/06               7,639           7,639
   Chase Capital II, Ser B (A)
        4.193%, 02/01/27               1,000             941
   Chase Capital III, Ser C (A)
        4.420%, 03/01/27                 630             597
   China Development Bank
        5.000%, 10/15/15                 265             262
   Citicorp
        7.200%, 06/15/07               1,200           1,251
   Citigroup
        6.500%, 01/18/11               1,365           1,472
        6.200%, 03/15/09                 400             419
        5.500%, 08/09/06               1,135           1,145
        5.000%, 03/06/07               1,215           1,223
        5.000%, 09/15/14               4,456           4,432
        4.625%, 08/03/10                 855             850
        4.125%, 02/22/10 (J)           5,200           5,078
        3.625%, 02/09/09               6,535           6,332
        3.500%, 02/01/08               3,210           3,133
   Citigroup Global Markets
        6.500%, 02/15/08                 820             854


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Countrywide Financial Services
     MTN, Ser A (A) (K) (L)
        3.920%, 09/13/06             $28,265      $   28,265
        3.760%, 07/31/06               7,639           7,639
   Countrywide Home Loans MTN, Ser L
        2.875%, 02/15/07               3,320           3,243
   Countrywide Home Loans MTN,
     Ser M (A) (K) (L)
        3.851%, 11/30/05               9,778           9,778
        3.760%, 01/31/06               3,361           3,361
   Credit Suisse First Boston
     London (A) (B)
        9.650%, 03/24/10              11,050           9,877
   Credit Suisse First Boston USA
        5.125%, 08/15/15               1,400           1,395
        4.875%, 08/15/10 (J)           1,070           1,071
   Danske Bank (A) (B)
        5.914%, 12/29/49               5,150           5,419
   Dekabank (A) (K) (L)
        3.614%, 08/19/06              28,265          28,260
   Depfa ACS Bank
        4.250%, 08/16/10               5,900           5,803
   Deutsche Bank (A)
        3.843%, 03/15/07               2,400           2,389
   Developers Diversified Realty MTN
        7.000%, 03/19/07               1,300           1,335
   Dryden Investor Trust (B) (I)
        7.157%, 07/23/08               4,601           4,751
   Duke Capital
        7.500%, 10/01/09               1,100           1,201
   EOP Operating (J)
        4.650%, 10/01/10               1,703           1,675
   Eksportsfinans MTN
        3.375%, 01/15/08               5,680           5,551
   Equity One
        3.875%, 04/15/09               7,480           7,143
   Farmers Exchange Capital
        7.200%, 07/15/48 (B)           1,465           1,511
        7.050%, 07/15/28 (B) (J)       4,434           4,578
   Farmers Insurance Exchange
     Capital (B)
        8.625%, 05/01/24               3,717           4,442
   First Industrial
        7.600%, 07/15/28               3,675           4,206
   First Industrial MTN (J)
        7.500%, 12/01/17               1,800           2,054
   Ford Motor Credit
        7.875%, 06/15/10               8,745           8,510
        7.375%, 10/28/09              16,810          16,243
        7.250%, 10/25/11                 336             319
        7.000%, 10/01/13 (J)             850             788
        6.625%, 06/16/08               6,285           6,143
        5.700%, 01/15/10               1,780           1,617




--------------------------------------------------------------------------------
90          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   GE Capital Franchise MTN
        6.860%, 06/15/07            $  1,850      $    1,921
   General Electric Capital
        4.875%, 03/04/15               1,090           1,086
        4.125%, 03/04/08               3,100           3,070
   General Electric Capital MTN, Ser A
        6.000%, 06/15/12               1,395           1,485
        4.125%, 09/01/09               8,035           7,885
        3.750%, 12/15/09 (J)             526             508
        3.450%, 01/15/08 (A)          17,550          17,388
   General Motors Acceptance
        8.000%, 11/01/31               4,150           3,624
        7.750%, 01/19/10               2,430           2,355
        7.250%, 03/02/11 (J)           3,520           3,274
        6.875%, 09/15/11               1,735           1,578
        6.150%, 04/05/07 (J)           1,290           1,280
        6.125%, 02/01/07                 650             646
        6.125%, 08/28/07                 460             453
        6.070%, 12/01/14 (A)           3,068           2,579
        5.625%, 05/15/09 (J)          19,020          17,437
        4.559%, 07/16/07 (A)           3,460           3,365
   General Motors Acceptance MTN (A)
        5.110%, 09/23/08                 100              93
   Goldman Sachs Group
        6.875%, 01/15/11               3,775           4,109
        6.125%, 02/15/33                 695             723
        5.125%, 01/15/15 (J)             805             803
   HBOS (B)
        3.125%, 01/12/07               1,225           1,204
   HBOS Treasury Services (B)
        3.600%, 08/15/07               1,235           1,213
        3.500%, 11/30/07               2,000           1,955
   HSBC Bank (J)
        3.875%, 09/15/09               1,145           1,112
   HSBC Finance
        4.750%, 04/15/10               3,265           3,252
   Highwoods Realty
        7.500%, 04/15/18               4,400           4,832
        7.125%, 02/01/08               3,000           3,124
   Household Finance
        8.000%, 07/15/10               3,475           3,921
        7.000%, 05/15/12               1,505           1,666
        6.375%, 11/27/12                 585             629
        4.750%, 05/15/09               1,150           1,147
   Irish Life & Permanent MTN,
     Ser X (A) (K) (L)
        3.812%, 09/21/06              20,321          20,316
   Islandsbanki (A) (B) (K) (L)
        3.869%, 09/22/06              12,987          12,987
   JP Morgan Capital Trust II
        7.950%, 02/01/27                 580             623


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   JP Morgan Chase
        6.750%, 02/01/11            $  1,220      $    1,321
        5.750%, 01/02/13               4,360           4,534
        5.250%, 05/30/07                 400             405
        5.150%, 10/01/15               2,000           1,988
        4.000%, 02/01/08 (J)           1,390           1,372
        3.625%, 05/01/08                 720             703
   JP Morgan Chase Capital XV
        5.875%, 03/15/35                 565             553
   Jackson National Life Funding
     (A) (B) (K) (L)
        3.693%, 10/02/06              33,613          33,613
   Japan Finance
        4.625%, 04/21/15               2,400           2,385
   K2 LLC MTN (A) (K) (L)
        3.809%, 12/12/05                 917             916
   Korea Development Bank
        4.250%, 11/13/07                 755             748
   L-Bank Baden-Wuer Foerderbank
        4.250%, 09/15/10               4,100           4,052
   Lazard Group LLC (B)
        7.125%, 05/15/15               1,175           1,167
   Lehman Brothers
        7.875%, 08/15/10                 945           1,070
        7.000%, 02/01/08               3,395           3,564
        6.500%, 04/15/08                 695             725
   Liberty Lighthouse US Capital
     MTN (A) (K) (L)
        3.688%, 05/10/06              15,279          15,268
   Liberty Mutual Group (B)
        6.500%, 03/15/35                 810             751
   Marsh & Mclennan
        5.750%, 09/15/15               1,285           1,272
   Mashantucket Western Pequot Tribe (B)
        5.912%, 09/01/21                 390             392
   Massmutual Global Funding II (B)
        2.550%, 07/15/08               1,200           1,134
   Merrill Lynch
        7.430%, 09/01/22                  18              19
   Merrill Lynch MTN, Ser B
        3.375%, 09/14/07               2,100           2,063
   Merrill Lynch MTN, Ser C
        4.250%, 02/08/10 (J)           1,970           1,926
        3.330%, 03/12/07 (A)           2,460           2,453
   Met Life Global Funding
        5.700%, 06/15/35               1,930           1,919
        4.750%, 06/20/07 (B)           1,100           1,102
   Monumental Global Funding (B)
        5.200%, 01/30/07                 625             629
   Monumental Global Funding II
        3.450%, 11/30/07               1,125           1,104





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          91

SCHEDULE OF INVESTMENTS

September 30, 2005
------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Morgan Stanley
        4.750%, 04/01/14            $  2,250      $    2,171
        4.000%, 01/15/10                 555             537
        3.875%, 01/15/09               1,225           1,194
   Morgan Stanley EXL (A) (K) (L)
        3.710%, 10/04/06               5,348           5,348
   Morgan Stanley EXL, Ser S (A)
     (K) (L)
        3.670%, 10/03/06               7,639           7,639
   NB Capital Trust IV
        8.250%, 04/15/27               4,500           4,865
   Natexis Banques (A) (K) (L)
        3.810%, 10/16/06              14,897          14,893
   National Capital Trust II (A) (B)
        5.486%, 12/29/49               2,231           2,240
   National City Bank
        3.375%, 10/15/07               1,520           1,494
        3.300%, 05/15/07                 750             735
   Nationwide Building Society
        4.030%, 07/28/06 (A) (B)
          (K) (L)                      7,639           7,640
        3.689%, 01/06/06 (A) (B)
          (K) (L)                     15,279          15,279
        3.500%, 07/31/07(B)            3,250           3,187
   Nationwide Mutual Insurance (B)
        8.250%, 12/01/31               3,575           4,479
        6.600%, 04/15/34               3,590           3,627
   New York Life Global Funding (B)
        3.875%, 01/15/09               1,000             976
   Nordbank (A) (B) (K) (L)
        3.830%, 09/25/06              25,974          25,968
   North Front Pass-Through Trust
     (A) (B)
        5.810%, 12/15/24               4,200           4,224
   Northern Rock (A) (B) (K) (L)
        3.690%, 10/03/06              15,737          15,737
   Nuveen Investments
        5.500%, 09/15/15                 270             267
        5.000%, 09/15/10                 540             535
   Odyssey Re Holdings
        6.875%, 05/01/15               2,400           2,374
   PNC Funding
        5.250%, 11/15/15                 880             888
   Pacific Life Global Funding
     (A) (B) (K) (L)
        3.760%, 10/13/06              11,459          11,459
   Platinum Underwriters Finance
     (B)
        7.500%, 06/01/17               1,150           1,147
   Power Receivables Financial
        6.290%, 01/01/12               4,743           4,894
        6.290%, 01/01/12 (B)             389             398
   Premium Asset Trust, Ser 2004-01
     (A) (B) (K) (L)
        3.800%, 02/06/06              15,890          15,903
   Premium Asset Trust, Ser 2004-06
     (A) (B) (K) (L)
        3.941%, 06/30/06              14,515          14,525


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Premium Asset Trust, Ser 2004-10
     (A) (B) (K) (L)
        3.778%, 10/16/06            $ 21,390      $   21,390
   Pricoa Global Funding I (B)
        4.350%, 06/15/08               1,325           1,312
   Prime Property Funding (B)
        5.600%, 06/15/11               2,220           2,265
   Protective Life MTN
        3.700%, 11/24/08               1,285           1,256
   Prudential Financial MTN, Ser C
        4.750%, 06/13/15                 835             812
   RBS Capital Trust B
        6.800%, 12/05/49               1,000           1,020
   Rabobank Capital Fund II (A) (B) (J)
        5.260%, 12/29/49                 200             201
   Rabobank Capital Fund Trust III (A) (B)
        5.254%, 10/21/16                 420             418
   Residential Capital (B)
        6.375%, 06/30/10               4,535           4,594
   Rouse
        5.375%, 11/26/13                 480             457
        3.625%, 03/15/09                 735             687
   Royal Bank of Scotland (A)
        7.648%, 08/31/49                 375             456
   SLM EXL, Ser S (A) (K) (L)
        3.768%, 10/16/06              16,806          16,806
   SLM MTN, Ser X (A) (K) (L)
        3.796%, 10/20/06              30,557          30,557
   SLM, Ser CPI (A)
        3.660%, 04/01/09               5,460           5,377
   Simon Property Group
        5.100%, 06/15/15                 540             529
        4.600%, 06/15/10                 540             533
   Skandinav Enskilda Bank (A) (K) (L)
        3.779%, 10/17/06              16,806          16,805
   Sumitomo Mitsui Banking (A) (B)
        5.625%, 10/15/15               1,400           1,393
   SunTrust Bank
        4.000%, 10/15/08                 810             794
        3.625%, 10/15/07                 965             946
   TIAA Global Markets (B)
        3.875%, 01/22/08               3,395           3,337
   Toyota Motor Credit
        5.500%, 12/15/08                 120             123
   Travelers Property & Casualty
        6.375%, 03/15/33                 585             607
   UBS Preferred Funding Trust I (A)
        8.622%, 10/29/49                 650             753
   US Bancorp MTN, Ser N
        3.950%, 08/23/07                 395             391
        3.125%, 03/15/08               2,215           2,141


--------------------------------------------------------------------------------
92          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   US Bank
        4.400%, 08/15/08             $ 2,750      $    2,735
        2.870%, 02/01/07               1,295           1,267
        2.400%, 03/12/07               1,975           1,917
   USAA Capital MTN, Ser B
        4.000%, 12/10/07               1,695           1,675
   Wachovia
        5.500%, 08/01/35                 815             795
   Wachovia Bank
        4.375%, 08/15/08               4,025           4,003
   Washington Mutual Bank
        5.125%, 01/15/15                 790             782
        4.000%, 01/15/09                 541             528
   Wells Fargo
        4.625%, 08/09/10 (J)           2,865           2,851
        4.200%, 01/15/10                 825             809
        4.000%, 08/15/08               1,580           1,556
   Westfield Capital (B)
        4.375%, 11/15/10               4,153           4,053
   White Pine Finance MTN, Ser 1
     (A) (K) (L)
        3.663%, 11/01/05               6,723           6,720
   Willis Group North America
        5.625%, 07/15/15                 710             705
   Woodbourne Pass-Through Trust
     (A) (B)
        4.803%, 04/08/49               2,500           2,494
   World Savings Bank
        4.125%, 03/10/08               1,375           1,356
   XL Capital
        6.375%, 11/15/24                 385             394
   Zions Bancorporation
        6.000%, 09/15/15               1,045           1,109
   Zurich Capital Trust I (B)
        8.376%, 06/01/37               4,967           5,308
                                                  ----------
                                                     932,568
                                                  ----------
HEALTH CARE -- 0.3%
   Bristol-Myers Squibb
        6.875%, 08/01/97                 680             783
        5.750%, 10/01/11                 815             855
   HCA
        5.750%, 03/15/14               6,470           6,167
   Health Care Property Investment
        4.875%, 09/15/10               1,340           1,319
   Merck
        6.400%, 03/01/28                 600             648
   Nationwide Health Properties
        6.000%, 05/20/15                 565             565
   Tenet Healthcare
        7.375%, 02/01/13                 336             318
   Wellpoint
        6.375%, 06/15/06               1,075           1,089
        5.950%, 12/15/34               1,035           1,079
   Wyeth
        5.500%, 02/01/14                 835             856
                                                  ----------
                                                      13,679
                                                  ----------

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
INDUSTRIALS -- 3.1%
   Air 2 US (B) (J)
        8.027%, 10/01/19             $ 3,381      $    3,164
   Alcan
        5.750%, 06/01/35                 395             388
   America West Airlines, Ser 99-1
        7.930%, 01/02/19               9,513          10,232
   American Airlines, Ser 01-2 (J)
        7.858%, 10/01/11               3,000           3,070
   American Airlines, Ser 99-1 (J)
        7.024%, 10/15/09               4,630           4,691
   Belvoir Land LLC, Ser A-1
        5.270%, 12/15/47                 950             911
   Burlington North Santa Fe
        7.290%, 06/01/36                 435             535
   Canadian National Railways
        7.375%, 10/15/31                 745             937
        6.900%, 07/15/28                 125             148
        6.250%, 08/01/34                 250             277
   Cedar Brakes I LLC (B)
        8.500%, 02/15/14               4,700           5,256
   Cedar Brakes II LLC (B)
        9.875%, 09/01/13               1,921           2,226
   Continental Airlines, Ser 00-2
        7.707%, 04/02/21 (J)           2,949           2,925
        7.487%, 10/02/10               1,730           1,723
   Continental Airlines, Ser 971A
        7.461%, 04/01/15                 509             469
   Continental Airlines, Ser 974A (J)
        6.900%, 01/02/18               7,897           7,719
   Continental Airlines, Ser 99-2
        7.256%, 03/15/20                 837             840
   Delta Air Lines
        4.400%, 01/25/08               3,405           3,410
   Delta Air Lines, Ser 01-1, Cl A-2 (J)
        7.111%, 09/18/11                 580             561
   Delta Air Lines, Ser 02-1, Cl G-1
        6.718%, 01/02/23               6,953           7,121
   Delta Air Lines, Ser 02-1, Cl G-2
        6.417%, 07/02/12               3,900           3,937
   Delta Air Lines, Ser 00-1, Cl A2
        7.570%, 11/18/10               2,350           2,269
   Eastman Kodak (J)
        7.250%, 11/15/13               2,740           2,599
   Electronic Data Systems (J)
        7.125%, 10/15/09               3,680           3,942
   Federal Express, Ser A3
        8.400%, 03/23/10                 600             634
   General Electric
        5.000%, 02/01/13                 160             161
   Halliburton
        8.750%, 02/15/21                 946           1,242
        7.600%, 08/15/96                 525             631
        5.500%, 10/15/10                 540             558




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          93

SCHEDULE OF INVESTMENTS

September 30, 2005
------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   KB Home (J)
        6.250%, 06/15/15              $  370      $      359
   Lennar (B)
        5.600%, 05/31/15                 175             171
   Litton Industries
        7.750%, 03/15/26                 950           1,194
   Lockheed Martin
        8.500%, 12/01/29               2,420           3,340
   Newmont Mining
        5.875%, 04/01/35                 675             662
   Norfolk Southern
        7.050%, 05/01/37                 680             813
   Northrup Grumman
        4.079%, 11/16/06               2,475           2,462
   Northwest Airlines,
     Ser 01-1, Cl A-1 (J)
        7.041%, 04/01/22               1,689           1,602
   Ohana Military LLC, Ser 04-I
        6.193%, 04/01/49               1,000           1,091
   Pulte Homes (J)
        6.000%, 02/15/35                 740             671
   Raytheon
        6.000%, 12/15/10                  24              25
        5.500%, 11/15/12                 565             581
        5.375%, 04/01/13 (J)             555             567
        4.500%, 11/15/07                 335             333
   Systems 2001 Asset Trust (B)
        6.664%, 09/15/13               1,494           1,603
   Teck Cominco
        6.125%, 10/01/35                 700             686
   Tyco International Group
        6.875%, 01/15/29               6,310           7,241
        6.750%, 02/15/11               2,190           2,365
        6.375%, 10/15/11               7,105           7,573
        6.000%, 11/15/13                 915             967
   US Airways, Cl B (G) (I)
        7.500%, 04/15/08               2,696              --
   Union Pacific
        6.250%, 05/01/34                 750             813
   United Airlines, Ser 00-2 (G) (I)
        7.811%, 10/01/09                 982             717
   United Airlines, Ser A-3 (G) (I)
        8.390%, 01/21/11               1,466             848
   United Technologies
        6.500%, 06/01/09               2,365           2,516
        5.400%, 05/01/35                 640             639
   Waste Management
        7.375%, 08/01/10               2,480           2,727
        7.125%, 12/15/17               8,305           9,395
        7.100%, 08/01/26               1,710           1,930
                                                  ----------
                                                     126,467
                                                  ----------


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
MATERIALS -- 0.3%
   Celulosa Arauco (B)
        5.625%, 04/20/15              $  555      $      550
   Codelco (B)
        5.625%, 09/21/35               1,460           1,445
        4.750%, 10/15/14                 960             931
   Cytec Industries
        6.000%, 10/01/15                 800             798
        5.500%, 10/01/10                 535             534
   Georgia-Pacific
        8.875%, 05/15/31                 575             680
   International Paper
        5.500%, 01/15/14                 870             867
   Weyerhaeuser
        6.750%, 03/15/12               4,540           4,906
                                                  ----------
                                                      10,711
                                                  ----------
SOVEREIGN -- 1.3%
   Aid-Israel
        5.500%, 09/18/23               5,525           5,898
   Bundesrepub Deutschland
        4.750%, 07/04/34               1,425           2,070
        4.000%, 01/04/37               5,800           7,525
   Russian Federation
        5.000%, 03/31/30 (B) (D)       1,395           1,601
        5.000%, 03/31/30 (D)          10,830          12,444
   United Mexican States
        8.375%, 01/14/11               2,130           2,449
   United Mexican States MTN
        8.300%, 08/15/31               2,760           3,450
   United Mexican States MTN, Ser A
        8.000%, 09/24/22 (J)           3,660           4,447
        7.500%, 04/08/33              12,420          14,407
        6.750%, 09/27/34                 412             439
        5.875%, 01/15/14                 495             512
                                                  ----------
                                                      55,242
                                                  ----------
TELECOMMUNICATION SERVICES -- 1.3%
   AT&T
        9.750%, 11/15/31                 420             532
   AT&T Wireless Services
        8.125%, 05/01/12               1,595           1,870
        7.350%, 03/01/06               2,536           2,566
   America Movil (J)
        6.375%, 03/01/35                 880             853
   BellSouth
        4.750%, 11/15/12                 780             769
        4.258%, 04/26/06 (A) (B)       5,525           5,517
   British Telecommunications PLC
        8.875%, 12/15/30                 560             760
        8.375%, 12/15/10               1,250           1,447

--------------------------------------------------------------------------------
94          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Deutsche Telekom International Finance
        8.750%, 06/15/30              $  775      $    1,001
   France Telecom
        8.500%, 03/01/31                 160             214
        7.450%, 03/01/06               1,505           1,523
   New England Telephone & Telegraph
        7.875%, 11/15/29                 355             413
   New Jersey Bell Telephone
        7.850%, 11/15/29               1,135           1,325
   SBC Communications
        6.450%, 06/15/34                 625             661
        6.150%, 09/15/34                 145             148
        5.100%, 09/15/14               1,990           1,972
        4.389%, 06/05/21 (B)           4,550           4,545
   Sprint Capital
        8.750%, 03/15/32               1,980           2,655
        8.375%, 03/15/12 (J)           1,745           2,054
        7.625%, 01/30/11                 535             599
        6.875%, 11/15/28                 270             298
        6.125%, 11/15/08               1,075           1,116
        6.000%, 01/15/07               2,045           2,079
        4.780%, 08/17/06 (D)           4,450           4,457
   Telecom Italia Capital
        6.000%, 09/30/34 (B) (J)       1,250           1,225
        5.250%, 11/15/13               2,280           2,264
        5.250%, 10/01/15 (J)             625             614
        4.950%, 09/30/14 (B)           1,505           1,457
        4.875%, 10/01/10                 800             792
   Telefonica Europe
        7.750%, 09/15/10                 925           1,043
   Telefonos De Mexico S.A.
        5.500%, 01/27/15                 650             639
   Verizon Global Funding
        7.750%, 06/15/32                 500             610
        6.875%, 06/15/12                 850             938
        5.850%, 09/15/35                 460             452
   Verizon Virginia, Ser A
        4.625%, 03/15/13                  50              48
   Vodafone Group
        5.000%, 12/16/13 (J)           1,015           1,017
        5.000%, 09/15/15               1,000             992
                                                  ----------
                                                      51,465
                                                  ----------
UTILITIES -- 1.9%
   American Electric Power, Ser C
        5.375%, 03/15/10               1,674           1,704
   Arizona Public Services
        8.000%, 12/30/15               3,740           4,044
   Cleveland Electric Illumination
        5.650%, 12/15/13                 500             512
   Cogentrix Energy (B)
        8.750%, 10/15/08               7,758           8,686


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Dominion Resouces, Cl A
        7.195%, 09/15/14            $    315      $      354
   Dominion Resources
        5.950%, 06/15/35                 440             430
        5.700%, 09/17/12               3,270           3,374
        4.750%, 12/15/10 (J)             960             949
        4.125%, 02/15/08 (J)             810             799
   Dominion Resources, Ser D
        5.125%, 12/15/09                 900             908
   Duke Energy
        6.250%, 01/15/12                 840             894
        5.625%, 11/30/12                 500             516
   Exelon
        5.625%, 06/15/35               2,050           1,886
   Exelon Generation (J)
        5.350%, 01/15/14                 835             836
   FPL Energy American Wind (B)
        6.639%, 06/20/23               6,772           7,127
   FirstEnergy, Ser A (J)
        5.500%, 11/15/06               2,850           2,874
   FirstEnergy, Ser B
        6.450%, 11/15/11                 600             639
   FirstEnergy, Ser C
        7.375%, 11/15/31               6,820           7,999
   Florida Power
        5.900%, 03/01/33                 325             336
   Florida Power & Light
        4.950%, 06/01/35                 925             857
   Hydro-Quebec, Ser JL
        6.300%, 05/11/11               1,525           1,647
   Kansas Gas & Electric (B)
        5.647%, 03/29/21                 935             925
   Oncor Electric Delivery
        6.375%, 01/15/15                 660             713
   Pacific Gas & Electric
        6.050%, 03/01/34               3,167           3,295
   Pepco Holdings
        6.450%, 08/15/12                 570             610
   Pinnacle West Energy (A) (B)
        4.004%, 04/01/07               5,000           5,000
   Power Contract Financing (B)
        5.200%, 02/01/06               1,695           1,699
   Progress Energy
        7.000%, 10/30/31               1,070           1,189
   PSE&G Power
        8.625%, 04/15/31                 435             565
   Public Service
        7.875%, 10/01/12                 990           1,164
   SP Powerassets (B)
        5.000%, 10/22/13                 150             151
   Scottish Power
        5.375%, 03/15/15                 675             681
        4.910%, 03/15/10               1,350           1,349




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          95

SCHEDULE OF INVESTMENTS

September 30, 2005
------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Sonat
        7.625%, 07/15/11            $  2,850      $    2,893
   TXU Energy
        7.000%, 03/15/13                 780             847
        4.360%, 01/17/06 (A) (J)         770             770
   TXU, Ser O
        4.800%, 11/15/09               2,600           2,505
   TXU, Ser R (J)
        6.550%, 11/15/34               4,510           4,186
   Virginia Electric & Power, Ser A
        5.750%, 03/31/06               2,400           2,415
                                                  ----------
                                                      78,328
                                                  ----------
Total Corporate Obligations
   (Cost $1,414,241) ($ Thousands)                 1,433,850
                                                  ----------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 31.6%
   FHLMC
        9.000%, 12/01/05                   1               1
        7.500%, 11/01/29 to 09/01/32   4,374           4,637
        7.000%, 12/01/06 to 06/01/32  10,054          10,444
        6.500%, 08/01/08 to 10/01/31  12,145          12,533
        6.000%, 01/01/13 to 09/01/35  37,983          38,795
        5.500%, 07/01/11 to 10/13/35  66,891          67,404
        5.000%, 10/01/18 to 09/01/35  82,304          81,578
        4.500%, 07/01/19 to 05/01/20   5,806           5,687
        4.000%, 04/01/19 to 10/01/33   3,539           3,265
   FHLMC TBA
        6.000%, 10/01/19 to 10/13/35  13,293          13,562
        5.000%, 10/15/33 to 10/13/35   6,400           6,262
        4.500%, 10/18/20               4,300           4,210
   FNMA
        9.000%, 07/01/07                  --              --
        8.000%, 02/01/13 to 10/01/15     425             449
        7.500%, 11/01/29 to 12/01/31      11              12
        7.000%, 12/01/07 to 07/01/32   8,916           9,320
        6.500%, 02/01/13 to 12/01/34  22,512          23,231
        6.000%, 12/01/13 to 04/01/35  44,072          44,820
        5.500%, 12/01/13 to 06/01/35 132,842         133,818
        5.000%, 01/01/18 to 09/01/33  47,666          47,488
        4.950%, 07/01/15                  96              96
        4.890%, 04/01/12               1,069           1,075
        4.518%, 04/01/09               1,968           1,955
        4.500%, 06/01/18 to 09/01/33  18,414          17,968
        4.000%, 07/01/10 to 08/01/20   6,634           6,446
        3.035%, 10/01/35              16,500          16,823
   FNMA TBA
        6.500%, 10/01/32 to 10/13/35  43,326          44,585
        6.000%, 10/01/34 to 10/13/35  55,469          56,388
        5.500%, 10/15/18 to 10/13/35 184,137         184,563
        5.000%, 10/18/20 to 11/25/35 242,004         238,848
        4.500%, 10/18/20 to 10/13/35  14,000          13,538


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   GNMA
        8.000%, 11/15/29 to 01/15/31 $   538      $      576
        7.500%, 03/15/29 to 01/15/32     772             822
        7.000%, 08/15/13 to 11/15/32   2,061           2,168
        6.500%, 07/15/14 to 07/15/35  15,946          16,596
        6.000%, 03/15/14 to 09/15/35  37,537          38,518
        5.500%, 04/15/14 to 07/15/14   1,347           1,380
        3.750%, 05/20/34 (A)           6,767           6,635
   GNMA TBA
        6.500%, 09/22/34              15,800          16,433
        6.000%, 10/01/33 to 10/20/35  68,800          70,455
        5.000%, 10/01/33              54,800          54,218
                                                  ----------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $1,304,614) ($ Thousands)                 1,297,602
                                                  ----------

ASSET-BACKED SECURITIES -- 26.0%

AUTOMOTIVE -- 1.6%
   AESOP Funding, Ser 2003-4A, Cl A1 (A)
        4.026%, 08/20/07               2,100           2,103
   AmeriCredit Automobile Receivables
     Trust, Ser 2003-DM, Cl A4
        2.840%, 08/06/10                 959             942
   AmeriCredit Automobile Receivables
     Trust, Ser 2005-CF, Cl A3
        4.470%, 05/06/10               1,389           1,388
   Capital Auto Receivables Asset Trust,
     Ser 2004-1, Cl A3
        2.000%, 11/15/07               1,540           1,520
   Capital Auto Receivables Asset Trust,
     Ser 2004-2, Cl A2
        3.350%, 02/15/08                 694             684
   Capital Auto Receivables Asset Trust,
     Ser 2005-SN1A, Cl A1 (K) (L)
        3.327%, 05/15/06              15,507          15,507
   Chase Manhattan Auto Owner Trust,
     Ser 2003-A, Cl A4
        2.060%, 12/15/09               1,146           1,113
   Chase Manhattan Auto Owner Trust,
     Ser 2004-A, Cl A3
        2.080%, 05/15/08               3,287           3,247
   Chase Manhattan Auto Owner Trust,
     Ser 2005-A, Cl A3
        3.870%, 06/15/09               9,325           9,223
   Chesapeake Funding, Ser 2003-1,
     Cl A1 (A)
        3.939%, 08/07/08               7,210           7,212
   DaimlerChrysler Auto Trust,
     Ser 2004-B, Cl A3
        3.180%, 09/08/08               2,212           2,188
   DaimlerChrysler Auto Trust,
     Ser 2005-B, Cl A2
        3.750%, 12/08/07                 936             934



--------------------------------------------------------------------------------
96          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Drivetime Auto Owner Trust,
     Ser 2004-B, Cl A2
        2.586%, 06/15/07             $ 1,254      $    1,249
   Drivetime Auto Owner Trust,
     Ser 2005-B, Cl A1 (A) (K) (L)
        3.788%, 01/15/06               2,016           2,016
   Ford Credit Auto Owner Trust,
     Ser 2002-D, Cl A4B (A)
        3.888%, 11/15/06               7,114           7,114
   Ford Credit Auto Owner Trust,
     Ser 2005-A, Cl A3
        3.480%, 11/15/08                 873             863
   Ford Credit Auto Owner Trust,
     Ser 2005-B, Cl A3
        4.170%, 01/15/09               1,498           1,490
   Ford Credit Auto Owner Trust,
     Ser 2005-B, Cl A4
        4.380%, 01/15/10                 445             443
   Goldman Sachs Auto Loan Trust,
     Ser 2005-1, Cl A3
        4.450%, 05/17/10               1,068           1,065
   Hyundai Auto Receivables Trust,
     Ser 2005-A, Cl A4
        4.180%, 02/15/12               1,298           1,281
   Nissan Auto Receivables Owner Trust,
     Ser 2005-B, Cl A2
        3.750%, 09/17/07                 761             758
   Onyx Acceptance Owner Trust,
     Ser 2005-B, Cl A4
        4.340%, 05/15/12                 376             372
   Triad Auto Receivables Owner Trust,
     Ser 2005-B, Cl A3
        4.280%, 06/14/10                 809             805
   USAA Auto Owner Trust, Ser 2004-3,
     Cl A3
        3.160%, 02/17/09               1,226           1,208
   WFS Financial Owner Trust,
     Ser 2003-4, Cl A4
        3.150%, 05/20/11                 264             259
   WFS Financial Owner Trust,
     Ser 2005-3, Cl A4
        4.390%, 05/17/13               1,618           1,605
   Whole Auto Loan Trust, Ser 2004-1,
     Cl A4
        3.260%, 03/15/11                 586             572
                                                  ----------
                                                      67,161
                                                  ----------


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
CREDIT CARDS -- 2.2%
   American Express Credit Account
     Master, Ser 2004-3, Cl A
        4.350%, 12/15/11             $ 2,320      $    2,302
   American Express Credit Account
     Master, Ser 2005-3, Cl A (A)
        3.768%, 01/18/11               8,475           8,476
   Capital One Master Trust,
     Ser 2001-8A, Cl A
        4.600%, 08/17/09                 534             534
   Capital One Master Trust,
     Ser 2001-3A, Cl A
        5.450%, 03/16/09               4,320           4,349
   Capital One Multi-Asset Execution
     Trust, Ser 2005, Cl A2
        4.050%, 02/15/11               1,701           1,682
   Captial One Multi-Asset Execution
     Trust, Ser 2005-A8, Cl A
        4.400%, 08/15/11               5,077           5,056
   Chase Issuance Trust, Ser 2004-A9,
     Cl A9
        3.220%, 06/15/10               8,425           8,216
   Citibank Credit Card Issuance Trust,
     Ser 2000-A1, Cl A1
        6.900%, 10/15/07               8,005           8,015
   Citibank Credit Card Issuance Trust,
     Ser 2000-A3, Cl A3
        6.875%, 11/16/09                 549             575
        3.100%, 03/10/10                 300             290
   Citibank Credit Card Issuance Trust,
     Ser 2003-A6, Cl A6
        2.900%, 05/17/10              21,015          20,157
   Citibank Credit Card Issuance Trust,
     Ser 2004-A1, Cl A1
        2.550%, 01/20/09              14,404          14,049
   Citibank Credit Card Issuance Trust,
     Ser 2005-B1, Cl B1
        4.400%, 09/15/10               1,071           1,062
   MBNA Credit Card Master Note Trust,
     Ser 2004-A4, Cl A4
        2.700%, 09/15/09               9,500           9,245
   MBNA Credit Card Master Note Trust,
     Ser 2005-A1, Cl A1
        4.200%, 09/15/10               3,683           3,656
   MBNA Credit Card Master Note Trust,
     Ser 2005-A3, Cl A3
        4.100%, 10/15/12               1,442           1,412
                                                  ----------
                                                      89,076
                                                  ----------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          97

SCHEDULE OF INVESTMENTS

September 30, 2005
------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 21.6%
   ABS Home Equity Loan Trust,
     Ser 2001-HE3, Cl A1 (A)
        4.038%, 11/15/31             $ 1,391      $    1,392
   AFC Home Equity Loan Trust,
     Ser 1998-1, Cl 1A2 (A)
        4.100%, 04/25/28                 228             230
   AFC Home Equity Loan Trust,
     Ser 2000-1, Cl 2A (A)
        4.070%, 03/25/30               8,958           8,968
   American Business Financial Services,
     Ser 2002-1, Cl A5 (D)
        6.510%, 12/15/32               2,600           2,651
   Ameriquest Mortgage Securities,
     Ser 2004-R12, Cl A3 (A)
        4.110%, 01/25/35               1,256           1,259
   Asset Securitization, Ser 1996-D2,
     Cl A1
        6.920%, 02/14/29               8,350           8,404
   Asset-Backed Funding Certificates,
     Ser 2005-WF1,  Cl A2B (A)
        4.010%, 01/25/35               1,154           1,154
   Atlantic City Electric Transition
     Funding, Ser 2003-1 Cl A1
        2.890%, 07/20/11                 305             296
   Banc of America Commercial Mortgage,
     Ser 2005-3, Cl A4
        4.668%, 07/10/43              11,300          11,016
   Banc of America Mortgage Securities,
     Ser 2005-B, Cl 2A1 (A)
        5.146%, 04/20/35               8,787           8,763
   Bank of America Mortgage Securities,
     Ser 2003-1, Cl 2A4
        5.000%, 02/25/18               7,733           7,666
   Bank of America Mortgage Securities,
     Ser 2004-5, Cl 4A1
        5.000%, 06/25/19               3,103           3,095
   Bank of America Mortgage Securities,
     Ser 2004-6, Cl 4A1
        5.000%, 07/25/19               3,271           3,243
   Bayview Financial Acquisition Trust,
     Ser 2005-B, Cl 1A1 (D)
        4.443%, 04/28/39               3,568           3,568
   Bear Stearns Asset-Backed Securities,
     Ser 2000-2, Cl M2 (D)
        8.280%, 08/25/30               8,000           8,366
   Bear Stearns Asset-Backed Securities,
     Ser 2001-A, Cl AI4 (D)
        6.820%, 02/15/31                 836             839


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Bear Stearns Commercial Mortgage
     Securities, Ser 2005-PWR8, Cl AAB
        4.581%, 06/11/41             $ 2,511      $    2,451
   Bear Stearns Commercial Mortgage
     Securities, Ser 2005-PWR9, Cl A4A
        4.871%, 09/11/42               1,069           1,060
   Blue Heron Funding, Ser 9A, Cl A1
     (A) (K) (L)
        3.860%, 02/22/06              15,279          15,279
   CCN Independence IV (A) (K) (L)
        3.842%, 10/17/05               8,403           8,403
        3.838%, 07/17/06               5,348           5,348
   CDC Mortgage Capital Trust,
     Ser 2003-HE2, Cl A (A)
        4.180%, 10/25/33               1,174           1,175
   CSFB, Ser 1997-C2, Cl AX (A)
        1.130%, 01/17/35              31,990             687
   CSFB, Ser 1998-C2, Cl A2
        6.300%, 11/11/30              11,600          12,081
   CSFB, Ser 2001-MH29, Cl A (D)
        5.600%, 09/25/31               2,023           1,969
   CSFB, Ser 2002-CKS4, Cl A2
        5.183%, 11/15/36               1,876           1,902
   CSFB, Ser 2002-CP5, Cl A2
        4.940%, 12/15/35               7,205           7,185
   CSFB, Ser 2003-CPN1, Cl A2
        4.597%, 03/15/35                 456             449
   Carrington Mortgage Loan Trust,
     Ser 2005-OPT2, Cl A1B (A)
        3.980%, 05/25/35               1,086           1,086
   Chase Commercial Mortgage Securities,
     Ser 2000-1, Cl A2
        7.757%, 04/15/32               3,398           3,664
   Chase Commercial Mortgage Securities,
     Ser 2000-3, Cl A2
        7.319%, 10/15/32               2,575           2,827
   Chase Funding Mortgage Loan,
     Ser 2002-1, Cl 2A2 (A)
        4.080%, 03/25/32               3,483           3,492
   Chase Manhattan Commercial Mortgage
     Trust, Ser 99-C2, Cl A2 (A)
        7.546%, 11/17/32               5,610           6,109
   Cheyne High Grade, Ser 2004-1A,
     Cl A1 (A) (K) (L)
        3.780%, 11/10/05               8,785           8,785
   Commercial Mortgage Pass-Through
     Certificate, Ser 1999-1, Cl E (A)
        7.228%, 05/15/32                 830             884



--------------------------------------------------------------------------------
98          SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Commodore, Ser 2003-2A, Cl A1MM
     (A) (K) (L)
        3.914%, 12/12/05             $ 7,028      $    7,028
   Conseco Finance Home Loan Trust,
     Ser 2000-E, Cl M1
        8.130%, 08/15/31               2,800           2,947
   Conseco Finance Securitization,
     Ser 2000-4, Cl A5
        7.970%, 05/01/32               4,175           3,326
   Conseco Finance Securitization,
     Ser 2000-4, Cl A6
        8.310%, 05/01/32               1,500           1,224
   Conseco Finance, Ser 2001-A, Cl IIB1
       10.300%, 03/15/32               3,975           4,119
   Conseco Finance, Ser 2001-C, Cl A4
        6.190%, 03/15/30                 297             299
   Conseco Finance, Ser 2001-D, Cl A5 (D)
        6.190%, 11/15/32               4,130           4,217
   Contimortgage Home Equity Loan Trust,
     Ser 1997-1, Cl A9
        7.050%, 03/15/28                 231             231
   Contimortgage Home Equity Loan Trust,
     Ser 1997-2, Cl A9
        7.090%, 04/15/28                 323             324
   Countrywide Alternative Loan Trust,
     Ser 2004-27CB, Cl A1
        6.000%, 12/25/34               6,307           6,386
   Countrywide Alternative Loan Trust,
     Ser 2004-J1, Cl 1A1
        6.000%, 02/25/34               2,111           2,131
   Countrywide Alternative Loan Trust,
     Ser 2005-27, Cl 2A1 (A)
        4.215%, 08/25/35              12,239          12,239
   Countrywide Alternative Loan Trust,
     Ser 2005-27, Cl 3A2 (A)
        3.965%, 08/25/35               3,779           3,794
   Countrywide Alternative Loan Trust,
     Ser 2005-56, Cl 4A1 (A)
        4.269%, 11/25/35              16,500          16,500
   Countrywide Alternative Loan Trust,
     Ser 2005-59, Cl 1A1 (A)
        4.170%, 11/20/35              18,500          18,500
   Countrywide Alternative Loan Trust,
     Ser 2005-J4, Cl 2A1B (A)
        3.950%, 07/25/35               1,467           1,465
   Countrywide Asset-Backed Certificates,
     Ser 2003-C2, Cl 2A1 (A)
        4.130%, 06/25/33               1,066           1,068
   Countrywide Asset-Backed Certificates,
     Ser 2004-14, Cl A4 (A)
        4.110%, 06/25/35               6,415           6,436


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Countrywide Asset-Backed Certificates,
     Ser 2004-3N, Cl NOTE (A)
        4.030%, 05/25/09             $ 2,197      $    2,196
   Countrywide Home Equity Loan Trust,
     Ser 2001-A, Cl A (A)
        4.008%, 04/15/27               4,003           4,005
   Countrywide Home Equity Loan Trust,
     Ser 2004-K, Cl A2 (A)
        4.068%, 02/15/34               6,873           6,885
   Countrywide Home Equity Loan Trust,
     Ser 2005-F, Cl 2A (A)
        3.980%, 08/15/33              16,500          16,500
   Countrywide Home Equity Loan Trust,
     Ser 2005-H, Cl 2A (A)
        4.070%, 10/25/35              16,500          16,500
   Countrywide Home Loans,
     Ser 2005-R3, Cl AF (A)
        4.230%, 09/25/35              11,200          11,200
   Credit Suisse First Boston Mortgage
     Securities, Ser 2003-AR24,
     Cl 2A4 (A)
        4.058%, 10/25/33              12,000          11,983
   Criimi Mae Commercial Mortgage,
     Ser 1998-C1, Cl A2
        7.000%, 06/02/33              14,450          14,780
   DLJ Commercial Mortgage,
     Ser 1999-CG1, Cl A1B
        6.460%, 03/10/32               5,030           5,280
   DLJ Commercial Mortgage,
     Ser 1999-CG2, Cl A1B
        7.300%, 06/10/32               5,525           5,971
   DSLA Mortgage Loan Trust,
     Ser 2004-AR2, Cl A2B (A)
        4.189%, 11/19/44              13,465          13,450
   DSLA Mortgage Loan Trust,
     Ser 2004-AR3, Cl 2A2A (A)
        4.159%, 07/19/44               6,915           6,921
   Detroit Edison Securitization,
     Ser 2001-1, Cl A4
        6.190%, 03/01/13               1,055           1,118
   Duke Funding, Ser 2004-6B,
     Cl A1S1 (A) (K) (L)
        3.630%, 10/10/06              11,459          11,459
   EMC Mortgage Loan Trust,
     Ser 2002-AA, Cl A1 (A)
        4.300%, 05/25/39               3,718           3,738
   EQCC Trust, Ser 2002-1, Cl 2A (A)
        4.130%, 11/25/31               1,182           1,184
   Equivantage Home Equity Loan Trust,
     Ser 1997-2, Cl A3 (D)
        7.780%, 07/25/28                 420             419






--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005          99

SCHEDULE OF INVESTMENTS

September 30, 2005
------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   FFCA Secured Lending, Ser 1997-1,
     IO (A) (I)
        0.370%, 02/18/22             $    89      $        1
   FFCA Secured Lending, Ser 1999-1A,
      IO (A) (I)
        1.614%, 09/18/25              14,250             582
   First Horizon, Ser 2004-HE2,
     Cl A (A)
        4.050%, 02/25/34               6,331           6,336
   First Union National Bank,
     Ser 2001-C3, Cl A3
        6.423%, 08/15/33               7,691           8,248
   First Union National Bank,
     Ser 2001-C4, Cl B
        6.417%, 12/12/33                 809             872
   First Union-Lehman Brothers,
     Ser 1997-C2, Cl X, IO (A)
        1.390%, 11/18/29               4,445             182
   Fleet Home Equity Trust, Ser 2001-1,
     Cl A (A)
        4.006%, 05/20/31                 427             427
   Fund America Investors, Ser 1993-A,
     Cl A2 (A)
        5.920%, 06/25/23                 522             522
   GE Capital Commercial Mortgage,
     Ser 2002-1A, Cl A3
        6.269%, 12/10/35               5,610           6,003
   GE Capital Commercial Mortgage,
     Ser 2003-C2, Cl A4
        5.145%, 07/10/37                 496             502
   GE Capital Mortgage Services,
     Ser 1997-HE3, Cl A6
        6.720%, 10/25/27                 976             974
   GMAC Commercial Mortgage Securities,
     Ser 1998-C1, Cl A2
        6.700%, 05/15/30              10,841          11,267
   GMAC Commercial Mortgage Securities,
     Ser 1999-C2, Cl A2
        6.945%, 09/15/33                 100             107
   GMAC Commercial Mortgage Securities,
     Ser 1999-C3, Cl A2
        7.179%, 08/15/36               5,482           5,862
   GMAC Commercial Mortgage Securities,
     Ser 2004-C1, Cl A1
        3.118%, 03/10/38                 811             789
   GMAC Commercial Mortgage Securities,
     Ser 2004-C2, Cl A1
        3.896%, 08/10/38                 263             259
   GMAC Commercial Mortgage Securities,
     Ser 2003-C3, Cl A4
        5.023%, 04/10/40               1,336           1,336


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   GS Mortgage Securities,
     Ser 1998-GLII, Cl A2
        6.562%, 04/13/31             $ 1,700      $    1,768
   GS Mortgage Securities,
     Ser 2005-GG4, Cl A4
        4.761%, 07/10/39               6,800           6,670
   GSAMP Trust, Ser 2003-SEA,
     Cl A1 (A)
        4.230%, 02/25/33               7,226           7,258
   GSR Mortgage Loan Trust,
     Ser 2003-13, Cl 1A1 (A)
        4.506%, 10/25/33               9,138           8,887
   Goldman Sachs Mortgage Securities,
     Ser 1998-C1, Cl A3
        6.135%, 10/18/30               4,196           4,330
   Green Tree Financial, Ser 1993-4,
     Cl A5
        7.050%, 01/15/19                 764             787
   Green Tree Financial, Ser 1996-5,
     Cl A6
        7.750%, 07/15/27               2,042           2,176
   Green Tree Financial, Ser 1998-6,
     Cl A6
        6.270%, 06/01/30                 920             927
   Greenwich Capital Commercial Funding,
     Ser 2004-GG1, Cl A4
        4.755%, 06/10/36               2,195           2,184
   Greenwich Capital Commercial Funding,
     Ser 2005-GG3, Cl AAB (A)
        4.619%, 08/10/42               6,305           6,207
   Harborview Mortgage Loan Trust,
     Ser 2005-01, Cl X, IO (F) (I)
        1.100%, 03/19/35              44,128           1,269
   Harborview Mortgage Loan Trust,
     Ser 2005-10, Cl X, IO (A) (I)
        1.474%, 11/19/35              48,032           1,621
   Harborview Mortgage Loan Trust,
     Ser 2005-12, Cl X2B, IO (A) (I)
        2.204%, 10/19/35              40,000           1,225
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE (A) (K) (L)
        3.880%, 06/25/06              15,279          15,279
   Heller Financial Commercial Mortgage,
     Ser 1999-PH1, Cl A2
        6.847%, 05/15/31               4,200           4,445
   Heller Financial Commercial Mortgage,
     Ser 1999-PH1, Cl C (A)
        7.052%, 05/15/31                 250             267
   Homebanc Mortgage Trust, Ser 2005-4,
     Cl A1 (A)
        4.100%, 10/25/35               5,026           5,026
   Household Home Equity Loan Trust,
     Ser 2002-3, Cl A (A)
        4.246%, 07/20/32               1,302           1,303




--------------------------------------------------------------------------------
100         SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   IMPAC CMB Trust, Ser 2003-12,
     Cl A1 (A)
        4.210%, 12/25/33             $ 6,964      $    6,972
   IMPAC CMB Trust, Ser 2005-1,
     Cl 1A1 (A)
        4.090%, 04/25/35               1,355           1,357
   IMPAC CMB Trust, Ser 2005-5,
     Cl A1 (A)
        4.150%, 08/25/35               1,261           1,262
   Indymac Home Equity Loan Trust,
     Ser 2000-A, Cl AV1 (A)
        4.090%, 06/25/31                 780             780
   Indymac Indx Mortgage Loan Trust,
     Ser 2004-AR12, Cl AX2, IO (I)
        0.931%, 12/25/34              32,197             986
   JP Morgan Chase Commercial Mortgage,
     Ser 1997-C5, Cl X (A)
        1.440%, 09/15/29               5,287             181
   JP Morgan Chase Commercial Mortgage,
     Ser 2001-CIB2, Cl A3
        6.429%, 04/15/35               5,170           5,546
   JP Morgan Chase Commercial Mortgage,
     Ser 2002-CIB4, Cl A3
        6.162%, 05/12/34               5,000           5,320
   JP Morgan Chase Commercial Mortgage,
     Ser 2005-CB12, Cl A4
        4.895%, 09/12/37                 680             673
   JP Morgan Chase Commercial Mortgage,
     Ser 2005-LDP4, Cl A4 (A)
        4.920%, 10/15/42               3,700           3,679
   LB Commercial Conduit Mortgage,
     Ser 1999-C2, Cl A1
        7.105%, 10/15/32                 434             442
   LB Commercial Conduit Mortgage,
     Ser 2000-C4, Cl A2
        7.370%, 08/15/26               4,855           5,338
   LB-UBS Commercial Mortgage Trust,
     Ser 1999-C2, Cl B
        7.425%, 10/15/32                 378             413
   LB-UBS Commercial Mortgage Trust,
     Ser 2003-C7, Cl A4 (A)
        4.931%, 09/15/35                 880             878
   LB-UBS Commercial Mortgage Trust,
     Ser 2005-C2, Cl A1
        4.590%, 04/15/30                 458             457
   LB-UBS Commercial Mortgage Trust,
     Ser 2005-C3, Cl A5
        4.739%, 07/15/30               2,767           2,713
   Lehman Brothers Commercial Mortgage,
     Ser 1998-C2, Cl A2
        6.560%, 11/18/35               3,316           3,440


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Lehman XS Trust, Ser 2005-5, Cl 1A1
        4.100%, 10/25/35            $ 16,500      $   16,500
   MLCC Mortgage Investors,
     Ser 2004-B, Cl A3 (A)
        4.730%, 05/25/29               4,980           5,053
   Master Asset Backed Securities Trust,
     Ser 2004-FRE1, Cl A2 (A)
        4.170%, 07/25/34               1,582           1,586
   Master Asset Backed Securities Trust,
     Ser 2004-OPT2, Cl A2 (A)
        4.180%, 09/25/34                 438             439
   Master Reperforming Loan Trust,
     Ser 2005-1, Cl 1A1
        6.000%, 08/25/34               7,448           7,567
   Master Seasoned Securities Trust,
     Ser 2004-2, Cl A2
        6.500%, 08/25/32               8,287           8,420
   Merrill Lynch Mortgage Investors,
     Ser 1996-C2, Cl A3
        6.960%, 11/21/28               2,409           2,442
   Merrill Lynch Mortgage Investors,
     Ser 2004-A1, Cl 4A (A)
        5.350%, 02/25/34              10,175          10,087
   Merrill Lynch Mortgage Trust,
     Ser 2003-KEY1, Cl A3
        4.893%, 11/12/35                 502             501
   Merrill Lynch Mortgage Trust,
     Ser 2005-CIP1, Cl A4 (A)
        5.047%, 07/12/38               1,593           1,594
   Merrill Lynch Mortgage Trust,
     Ser 2005-CIP1, Cl AM (A)
        5.107%, 07/12/38                 542             542
   Merrill Lynch Mortgage Trust,
     Ser 2005-CIP1, Cl ASB (A)
        5.022%, 07/12/38               1,309           1,313
   Merrill Lynch Mortgage Trust,
     Ser 2005-KEY1, Cl A4 (A)
        5.236%, 11/12/35               3,951           4,008
   Merrill Lynch Mortgage Trust,
     Ser 2005-MCP1, Cl A4 (A)
        4.747%, 06/12/43               3,780           3,697
   Mid-State Trust, Ser 11, Cl A1
        4.864%, 07/15/38               6,601           6,306
   Money Store SBA Loan Trust,
     Ser 1999-1, Cl A (A)
        4.300%, 07/15/25                 678             673
   Morgan Stanley Capital I,
     Ser 1998-HF2, Cl A2
        6.480%, 11/15/30               3,980           4,132





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         101

SCHEDULE OF INVESTMENTS

September 30, 2005
------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Morgan Stanley Capital I,
     Ser 2004-HQ4, Cl A2
        3.920%, 04/14/40             $ 1,227      $    1,205
   Morgan Stanley Capital I,
     Ser 2004-WMC2, Cl A2 (A)
        4.190%, 07/25/34               2,191           2,191
   Morgan Stanley Capital I,
     Ser 2005-HQ6, Cl A4A
        4.989%, 08/13/42              10,780          10,760
   Morgan Stanley Capital I,
     Ser 2005-HQ6, Cl AAB
        4.973%, 08/13/42               2,139           2,140
   Morgan Stanley Capital I,
     Ser 2005-T19, Cl AAB
        4.852%, 06/12/47               1,475           1,465
   Morgan Stanley Dean Witter Capital,
     Ser 2000-LIFE, Cl A2
        7.570%, 11/15/36               3,500           3,834
   Morgan Stanley Dean Witter Capital,
     Ser 2001-TOP1, Cl A4
        6.660%, 02/15/33                 828             892
   Morgan Stanley, Ser 2003-NC8,
     Cl A2 (A)
        4.190%, 09/25/33               2,437           2,440
   Mortgage Capital Funding,
     Ser 1998-MC2, Cl A2
        6.423%, 06/18/30               5,552           5,740
   Nomura Asset Securities,
     Ser 1996-MD5, Cl A1B
        7.120%, 04/13/39               6,100           6,174
   Novastar Home Equity Loan,
     Ser 1998-2, Cl A2 (A)
        3.876%, 08/25/28                 599             600
   Novastar Home Equity Loan,
     Ser 2005-2, Cl A2B (A)
        3.980%, 10/25/35               1,086           1,086
   Oncor Electric Delivery
     Transition Bond, Ser 2003-1,
     Cl A2
        4.030%, 02/15/12               5,000           4,919
   Option One Mortgage Loan Trust,
     Ser 2001-4, Cl A (A)
        4.430%, 01/25/32               1,698           1,698
   Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM (A) (K) (L)
        3.902%, 11/18/05              13,444          13,444
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AMM2 (A) (K) (L)
        3.880%, 11/25/05              18,083          18,083
   RMAC, Ser 2004-NS3A, Cl A1
     (A) (K) (L)
        3.728%, 09/12/06               5,000           5,000


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Residential Asset Mortgage
     Products, Ser 2003-RS3,
     Cl AII (A)
        4.190%, 04/25/33              $  589      $      591
   Residential Asset Mortgage
     Products, Ser 2004-SL1, Cl A8
        6.500%, 11/25/31               5,286           5,403
   Residential Asset Mortgage,
     Ser 2003-RS2, Cl AII (A)
        4.170%, 03/25/33                 398             399
   Residential Asset Securities,
     Ser 2002-KS7, Cl A2 (A)
        4.200%, 11/25/32               4,194           4,205
   Residential Asset Securitization
     Trust, Ser 2004-IP2, Cl 2A1 (A)
        5.247%, 12/25/34               8,029           8,050
   Residential Funding Mortgage
     Securities, Ser 2000-HI1,
     Cl AI7 (D)
        8.290%, 02/25/25               7,224           7,227
   Residential Funding Mortgage
     Securities, Ser 2005-HS1,
     Cl AI1 (A)
        3.950%, 09/25/35              16,400          16,395
   Salomon Brothers Mortgage
     Securities VII, Ser 2001-C2,
     Cl A3
        6.499%, 10/13/11               5,750           6,192
   Saturn Ventures II (A) (K) (L)
        3.749%, 02/07/06              15,279          15,279
   Securitized Asset Backed
     Receivables LLC, Ser 2005-FR4,
     Cl A3 (A)
        4.040%, 01/25/36               9,115           9,115
   Start, Ser 2003-1, Cl X
        1.620%, 01/21/10               7,667           7,628
   Start, Ser 2003-2, Cl X (A)
        2.480%, 01/21/09               9,698           9,695
Structured Adjustable Rate Mortgage
     Loan, Ser 2005-19XS, Cl 1A1 (A)
        4.150%, 10/25/35               6,585           6,585
   Structured Asset Investment Loan
     Trust, Ser 2005-1, Cl A4 (A)
        4.060%, 02/25/35               2,387           2,385
   TIAA Real Estate, Ser 2003 1A,
     Cl A1 (A) (K) (L)
        3.868%, 09/28/06               9,865           9,865
   Terwin Mortgage Trust,
     Ser 2005-9HGS, Cl A1 (A)
        4.000%, 09/25/35              12,102          12,045
   Thornburg Mortgage Securities
     Trust, Ser 2005-3, Cl 2A1 (A)
        4.078%, 08/25/45              16,500          16,500
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2003-C20, Cl APB (A)
        5.090%, 07/15/42               1,080           1,085


--------------------------------------------------------------------------------
102         SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2003-C6, Cl A3
        4.957%, 08/15/35              $  737      $      738
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2003-C8, Cl A3
        4.445%, 11/15/35                 839             822
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2004-C12, Cl A4 (A)
        5.411%, 07/15/41                 543             555
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2005-C16, Cl B (A)
        4.945%, 10/15/41                 746             732
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2005-C17, Cl A4 (A)
        5.083%, 03/15/42               1,764           1,771
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2005-C18, Cl APB
        4.807%, 04/15/42               1,089           1,079
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2005-C19, Cl APB
        4.621%, 05/15/44               1,413           1,379
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2005-C20, Cl A7 (A)
        5.118%, 07/15/42               2,142           2,156
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2005-C20, Cl B (A)
        5.376%, 07/15/42               1,068           1,074
   Washington Mutual Mortgage,
     Ser 2003-MS1, Cl 1A
        5.000%, 02/25/18               3,135           3,101
   Washington Mutual Mortgage,
     Ser 2003-MS2, Cl 3A1
        5.000%, 03/25/18               9,033           8,957
   Washington Mutual Mortgage,
     Ser 2005-AR13, Cl A1A1
        4.328%, 11/25/45              13,520          13,520
   Wells Fargo, Ser 2003-3, Cl 1A21
        5.250%, 04/25/33               2,346           2,344
   Wells Fargo, Ser 2004-H, Cl A-1 (A)
        4.530%, 06/25/34               9,924           9,727
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMD (A) (K) (L)
        3.890%, 06/15/06               3,820           3,820
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMME (A) (K) (L)
        3.890%, 09/15/06               2,292           2,292
                                                  ----------
                                                     887,146
                                                  ----------


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
OTHER ASSET-BACKED SECURITIES -- 0.6%
   Comed Transitional Funding Trust,
     Ser 2005-1, Cl A6
        5.630%, 06/25/09              $  408      $      413
   Embarcadero Aircraft, Ser 2000-A,
     Cl A1 (A)
        4.248%, 08/15/25               7,500           4,857
   Encore Credit Receivables Trust,
     Ser 2005-3, Cl 2A1 (A)
        3.950%, 10/25/35               1,327           1,327
   MSDWCC Heloc Trust, Ser 2005-1,
     Cl A (A)
        4.020%, 07/25/17               2,026           2,026
   Massachusetts RRB Special Purpose
     Trust, Ser 2005-1, Cl A2
        3.780%, 09/15/10               1,400           1,380
   PG&E Energy Recovery Funding,
     Ser 2005-1, Cl A2
        3.870%, 06/25/11                 431             426
   Peco Energy Transition Trust,
     Ser 1999-A, Cl A6
        6.050%, 03/01/09                 739             750
   SLM Student Loan Trust, Ser 2003-11,
     Cl A5
        2.990%, 12/15/22               2,246           2,203
   SLM Student Loan Trust, Ser 2004-1,
     Cl A2 (A)
        3.790%, 07/25/18               1,359           1,364
   SLM Student Loan Trust, Ser 2005-7,
     Cl A3
        4.410%, 07/25/25               2,091           2,084
   SLM Student Loan Trust, Ser 2005-8,
     Cl A4
        3.788%, 01/25/28               3,237           3,231
   Stingray Pass-Through Trust (B)
        5.902%, 01/12/15               4,500           4,488
   Structured Asset Investment Loan
     Trust, Ser 2005-5, Cl A2 (A)
        3.920%, 06/25/35                 870             870
                                                  ----------
                                                      25,419
                                                  ----------
Total Asset-Backed Securities
   (Cost $1,089,158) ($ Thousands)                 1,068,802
                                                  ----------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         103

SCHEDULE OF INVESTMENTS

September 30, 2005
------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 23.0%
   U.S. Treasury Bonds
       10.375%, 11/15/12 (J)         $ 7,950      $    8,938
        8.875%, 08/15/17 (J)           2,780           3,898
        8.750%, 08/15/20 (J)           2,315           3,350
        8.500%, 02/15/20 (J)           4,900           6,919
        8.125%, 08/15/19 (J)          22,865          31,217
        7.125%, 02/15/23 (J)           5,523           7,166
        6.250%, 08/15/23 to
          05/15/30 (J)                81,543          99,924
        6.125%, 11/15/27 (J)          17,830          21,514
        6.000%, 02/15/26 (J)          17,010          20,061
        5.500%, 08/15/28                 100             112
        5.375%, 02/15/31 (J)          15,471          17,332
        3.875%, 04/15/29 (E)           5,205           7,126
        3.625%, 04/15/28 (E) (J)      12,164          15,915
        2.375%, 01/15/25 (E) (J)      27,850          29,795
   U.S. Treasury Notes
        4.250%, 01/15/10 (E) (J)       2,543           2,845
        4.250%, 08/15/13 to
          08/15/15 (J)                53,347          52,989
        4.125%, 08/15/08 to
          05/15/15 (J)                18,991          18,745
        4.000%, 08/31/07 to
          02/15/15 (J)                55,042          54,582
        4.000%, 09/30/07              37,580          37,454
        3.875%, 07/31/07 to
          09/15/10 (J)               120,517         118,849
        3.750%, 03/31/07 to
          05/15/08 (J)                23,900          23,695
        3.625%, 06/30/07 to
          01/15/10 (J)                13,453          13,234
        3.500%, 08/15/09 to
          02/15/10 (J)                93,809          91,265
        3.375%, 01/15/07 to
          01/15/12 (E)                 2,524           2,635
        3.375%, 02/15/08 to
          10/15/09 (J)                47,000          45,679
        3.125%, 01/31/07 to
          10/15/08 (J)                89,528          87,781
        3.000%, 11/15/07 to
          02/15/08 (J)                49,780          48,533
        2.000%, 07/15/14 (E) (J)      18,927          19,334
         .875%, 07/15/13 to
          07/15/15 (E) (J)            14,610          14,775
        1.625%, 01/15/15 (E) (J)      12,213          12,068
        0.875%, 04/15/10 (E) (J)       8,632           8,411
   U.S. Treasury STRIPS (H) (J)
        4.977%, 11/15/21              43,310          20,452
                                                  ----------
Total U.S. Treasury Obligations
   (Cost $935,224) ($ Thousands)                     946,593
                                                  ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.0%
   FHLB
        4.375%, 09/17/10 (J)           3,255           3,237
        3.625%, 11/14/08                  40              39
        3.599%, 10/03/05              72,900          72,887
        3.181%, 10/12/05               8,523           8,514


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   FHLMC
        6.625%, 09/15/09 (J)        $ 16,769      $   18,048
        5.625%, 03/15/11 (J)           2,748           2,892
        4.625%, 05/28/13 (J)           3,750           3,637
        4.125%, 04/02/07               9,018           8,988
        4.125%, 07/12/10 (J)           5,485           5,395
        3.010%, 04/19/07               5,050           4,949
   FHLMC CMO, Ser 1, Cl Z
        9.300%, 04/15/19                 326             325
   FHLMC CMO, Ser 1081, Cl K
        7.000%, 05/15/21                 456             456
   FHLMC CMO, Ser 1101, Cl M
        6.950%, 07/15/21                 792             793
   FHLMC CMO, Ser 1611, Cl Z
        6.500%, 11/15/23              12,383          13,012
   FHLMC CMO, Ser 1983, Cl Z
        6.500%, 12/15/23               2,362           2,469
   FHLMC CMO, Ser 2043, Cl CJ
        6.500%, 04/15/28               5,689           5,896
   FHLMC CMO, Ser 2207, Cl PL
        6.500%, 12/15/29                 803             826
   FHLMC CMO, Ser 2277, Cl B
        7.500%, 01/15/31               1,524           1,533
   FHLMC CMO, Ser 2389, Cl CD
        6.000%, 03/15/16               8,250           8,390
   FHLMC CMO, Ser 2399, Cl XG
        6.500%, 01/15/32              11,862          12,232
   FHLMC CMO, Ser 2542, Cl ES
        5.000%, 12/15/17               3,910           3,905
   FHLMC CMO, Ser 2544, Cl IW, IO
        5.500%, 03/15/26               7,039             645
   FHLMC CMO, Ser 2544, Cl Ml
        5.000%, 04/15/12               1,339           1,345
   FHLMC CMO, Ser 2579, Cl PI, IO
        5.500%, 03/15/27               3,105             221
   FHLMC CMO, Ser 2588, Cl IG, IO
        5.500%, 03/15/32               7,997           1,066
   FHLMC CMO, Ser 2621, Cl IJ, IO
        5.500%, 12/15/26               3,320             324
   FHLMC CMO, Ser 2625, IO
        5.000%, 12/15/31               3,558             458
   FHLMC CMO, Ser 2631, Cl IJ, IO
        5.000%, 10/15/26               3,780             549
   FHLMC CMO, Ser 2631, Cl MT
        3.500%, 01/15/22                 218             214
   FHLMC CMO, Ser 2645, Cl MK
        3.500%, 07/15/22               1,779           1,743
   FHLMC CMO, Ser 2682, Cl WK
        3.000%, 01/15/21               1,944           1,912


--------------------------------------------------------------------------------
104         SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   FHLMC CMO, Ser 2692, Cl YB
        3.500%, 05/15/16             $ 2,614      $    2,570
   FHLMC CMO, Ser 2731, Cl PK
        3.500%, 05/15/26               3,977           3,899
   FHLMC CMO, Ser 2733, Cl ME
        5.000%, 01/15/34               5,995           5,772
   FHLMC CMO, Ser 2736, Cl DB
        3.300%, 11/15/26               4,914           4,759
   FHLMC CMO, Ser 2809, Cl HX, IO
        6.000%, 10/15/24               5,889             447
   FHLMC CMO, Ser 2825, Cl PM
        5.500%, 03/15/30               9,527           9,583
   FHLMC CMO, Ser 2825, Cl QM
        5.500%, 03/15/30               4,566           4,593
   FHLMC CMO, Ser 2833, Cl JD
        5.500%, 09/15/29                 130             131
   FHLMC CMO, Ser 2841, Cl YA
        5.500%, 07/15/27               6,068           6,138
   FHLMC CMO, Ser 2858, Cl JM
        5.500%, 03/15/30               2,561           2,576
   FHLMC CMO, Ser 2864, Cl NA
        5.500%, 01/15/31               5,800           5,884
   FHLMC CMO, Ser 2945, Cl SA
        5.511%, 03/15/20               8,250           8,010
   FHLMC CMO, Ser 2957, Cl KJ
        4.500%, 10/15/24                  44              44
   FHLMC CMO, Ser 2957, Cl KN
        5.500%, 06/15/30                 928             933
   FHLMC CMO, Ser 2958, Cl MD
        5.500%, 01/15/31               2,634           2,647
   FHLMC CMO, Ser 2960, Cl EH
        4.500%, 05/15/24               1,270           1,262
   FHLMC CMO, Ser 2962, Cl CJ
        5.500%, 11/15/23              10,862          10,979
   FHLMC CMO, Ser 2963, Cl Wl
        4.500%, 07/15/25               3,230           3,205
   FHLMC CMO, Ser 2966, Cl XC
        5.500%, 01/15/31               1,363           1,370
   FHLMC CMO, Ser 2968, Cl PD
        5.500%, 01/15/31               1,581           1,590
   FHLMC CMO, Ser 2972, Cl UG
        5.500%, 08/15/34               3,834           3,840
   FHLMC CMO, Ser 2973, Cl EB
        5.500%, 04/15/35               5,275           5,364
   FHLMC CMO, Ser 2975, Cl OE
        5.500%, 10/15/31               6,294           6,325
   FHLMC CMO, Ser 2975, Cl Ol
        4.500%, 06/15/26               5,069           5,026
   FHLMC CMO, Ser 2978, Cl JE
        5.500%, 05/15/35               1,576           1,579


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   FHLMC CMO, Ser 2980, Cl LD
        5.500%, 12/15/33             $ 4,722      $    4,726
   FHLMC CMO, Ser 2982, Cl LC
        4.500%, 01/15/25               5,917           5,872
   FHLMC CMO, Ser 2982, Cl ND
        5.500%, 02/15/34               2,464           2,466
   FHLMC CMO, Ser 2983, Cl RB
        5.500%, 07/15/29                 997           1,003
   FHLMC CMO, Ser 2992, Cl  OG
        5.500%, 06/15/33                 615             615
   FHLMC CMO, Ser 2992, Cl OE
        5.500%, 10/15/31               1,117           1,122
   FNMA
        6.000%, 05/15/11 (J)           5,514           5,899
        5.125%, 05/27/15 (J)           4,150           4,102
        3.250%, 01/15/08 (J)           8,213           8,003
        3.125%, 03/16/09 (J)           3,810           3,637
        3.000%, 03/02/07 (J)          11,705          11,481
        2.908%, 12/05/05 (C)           1,860           1,848
        2.875%, 03/15/07               4,890           4,787
        2.710%, 01/30/07 (J)          17,700          17,322
        2.350%, 04/05/07 (J)          10,490          10,182
        2.350%, 04/29/06               1,700           1,682
        1.750%, 06/16/06               1,980           1,945
   FNMA CMO, Ser 1999-11, Cl Z
        5.500%, 03/25/29               9,311           9,211
   FNMA CMO, Ser 2001-T2, Cl B
        6.022%, 11/25/10               4,500           4,750
   FNMA CMO, Ser 2002-22, Cl PE
        6.500%, 11/25/30                 263             263
   FNMA CMO, Ser 2002-94, Cl BJ, IO
        5.500%, 04/25/16               1,497             136
   FNMA CMO, Ser 2003-113, Cl PN
        3.500%, 02/25/13               2,537           2,494
   FNMA CMO, Ser 2003-35, Cl BC
        5.000%, 05/25/18               1,960           1,956
   FNMA CMO, Ser 2003-76, Cl DE
        4.000%, 09/25/31               7,341           7,014
   FNMA CMO, Ser 2003-87, Cl TJ
        4.500%, 09/25/18               3,200           3,095
   FNMA CMO, Ser 2003-92, Cl KQ
        3.500%, 06/25/23               4,125           4,044
   FNMA CMO, Ser 2004-88, Cl HA
        6.500%, 07/25/34               3,388           3,516
   FNMA CMO, Ser 2004-99, Cl AO
        5.500%, 01/25/34               5,516           5,575
   FNMA CMO, Ser 2005-25, Cl PD
        5.500%, 11/25/30                 745             748
   FNMA CMO, Ser 2005-3, Cl AP
        5.500%, 02/25/35               4,680           4,750
   FNMA CMO, Ser 2005-36, Cl CA
        5.500%, 10/25/26                  78              79




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         105

SCHEDULE OF INVESTMENTS

September 30, 2005
------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   FNMA CMO, Ser 2005-57, Cl EG (A)
        4.130%, 03/25/35             $ 4,957      $    4,960
   FNMA CMO, Ser 2005-57, Cl PA
        5.500%, 05/25/27               8,993           9,091
   FNMA CMO, Ser 2005-70, Cl NA
        5.500%, 08/25/35                 445             451
   FNMA CMO, Ser 2005-92, Cl NM
        3.500%, 04/25/13               2,334           2,286
   FNMA CMO, Ser 342, Cl 2, IO
        6.000%, 09/01/33               4,661             947
   FNMA CMO, Ser 51, Cl KC
        4.500%, 01/25/25              10,738          10,644
   FNMA CMO, Ser 51, Cl NC
        5.500%, 12/25/30               5,239           5,253
   FNMA CMO, Ser 51, Cl TA
        5.500%, 12/25/33               4,577           4,599
   FNMA CMO, Ser 63, Cl QP
        3.500%, 10/25/31               4,968           4,696
   FNMA, Ser 2005-50, Cl PM
        5.500%, 09/25/33                 904             903
   FNMA, Ser 2005-65, Cl WG
        4.500%, 08/25/26               5,134           5,103
   FNMA, Ser 2005-77, Cl BX
        4.500%, 07/25/28              11,129          11,055
   GNMA CMO, Ser  2001-18, Cl WH (A)
       14.950%, 04/20/31                 701             814
   GNMA CMO, Ser  2002-51, Cl SG (A)
       16.049%, 04/20/31                 601             672
   GNMA CMO, Ser 2003-58, Cl LG, IO
        5.500%, 05/17/29               4,036             706
   GNMA CMO, Ser 2003-66, Cl WU
        3.750%, 03/20/26               2,116           2,083
   GNMA CMO, Ser 2003-86, Cl LC, IO
        5.500%, 10/20/27               9,984             888
   GNMA CMO, Ser 2004-80, Cl IP, IO
        5.500%, 07/20/34              10,691           1,188
   Small Business Administration CMO,
     Ser 2003-P10A, Cl 1
        4.524%, 02/10/13               6,238           6,213
                                                  ----------
Total U.S. Government Agency Obligations
   (Cost $495,869) ($ Thousands)                     492,301
                                                  ----------

COMMERCIAL PAPER (H) -- 5.3%
FINANCIALS -- 5.3%
   Altius I Funding (K)
        3.864%, 10/27/05              22,918          22,835
   Arlington Funding (K)
        3.857%, 10/14/05              16,733          16,702


------------------------------------------------------------
                                 Face Amount    Market Value
Description             ($ Thousands)/Shares   ($ Thousands)
------------------------------------------------------------
   Brahms Funding (K)
        3.861%, 10/26/05             $ 6,111      $    6,094
   Buckingham (K)
        3.940%, 11/14/05               2,785           2,771
   Cre-8 Funding (K)
        3.908%, 11/01/05               7,639           7,605
        3.902%, 10/28/05              15,279          15,232
        3.862%, 10/19/05               7,639           7,617
        3.762%, 10/07/05               4,584           4,569
   Davis Square V Funding (K)
        3.934%, 11/02/05              30,557          30,447
        3.932%, 10/28/05               1,528           1,523
   General Electric Capital
        3.650%, 10/20/05              12,840          12,815
   Main Street Warehouse Funding (K)
        3.881%, 10/24/05              15,279          15,236
   RAB USA
        3.870%, 10/03/05              11,924          11,921
   Rams Funding (K)
        3.879%, 10/18/05              16,553          16,516
        3.863%, 10/27/05              16,233          16,179
        3.861%, 10/19/05               7,450           7,431
        3.861%, 10/20/05               5,225           5,210
   Rhineland Funding (K)
        4.027%, 11/28/05               3,453           3,430
        3.871%, 10/24/05               5,821           5,805
   UBS Financial
        3.860%, 10/03/05               7,154           7,152
                                                  ----------
Total Commercial Paper
   (Cost $217,090) ($ Thousands)                     217,090
                                                  ----------

MASTER NOTES (K) -- 1.4%
   Bank of America
        4.018%, 10/01/05              38,197          38,197
   Bear Stearns
        4.113%, 10/01/05              18,334          18,334
                                                  ----------
Total Master Notes
   (Cost $56,531) ($ Thousands)                       56,531
                                                  ----------

CASH EQUIVALENTS -- 0.3%
   Evergreen Select Money
     Market Fund                      20,571              21
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A+ 13,912,935          13,913
                                                  ----------
Total Cash Equivalents
   (Cost $13,934) ($ Thousands)                       13,934
                                                  ----------



--------------------------------------------------------------------------------
106         SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                 Face Amount    Market Value
Description           ($ Thousands)/Contacts   ($ Thousands)
------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 0.3%
   HSBC Bank USA
        3.870%, 06/07/07             $ 8,925      $    8,840
   SunTrust Bank
        4.415%, 06/15/09               1,675           1,656
                                                  ----------
Total Certificates of Deposit
   (Cost $10,600) ($ Thousands)                       10,496
                                                  ----------

MUNICIPAL BONDS -- 0.1%
   Fort Irwin, California, GO
        5.300%, 12/15/35               1,560           1,514
   Liberty, New York, Corporate
     Development Revenue,
     Goldman Sachs Headquaters, RB
        5.250%, 10/01/35               1,260           1,407
   Los Angeles County, California,
     Taxable Pension Obligation,
     Ser D, RB, MBIA Insured (F)
        7.725%, 06/30/10               3,850           3,070
                                                  ----------
Total Municipal Bonds
   (Cost $5,640) ($ Thousands)                         5,991
                                                  ----------

PURCHASED OPTIONS -- 0.0%
   October 2005 Euro-BOBL Future Call,
     Expires 10/21/2005, Strike
     Price $96                           286               2
                                                  ----------
Total Purchased Options
   (Cost $46) ($ Thousands)                                2
                                                  ----------

REPURCHASE AGREEMENTS -- 11.1%
   Barclays Capital Markets
     3.840%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $95,798,188
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value
     $15,902,154- $63,633,374,
     1.875%-7.250%, 06/15/06 -
     01/15/10; with total
     market value $97,748,077)(K)     95,768          95,768



------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Deutsche Bank Securites
     3.750%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $74,896,798
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $168,635-
     $20,167,796, 0.000%-5.875%,
     10/07/05 - 09/29/25; with
     total market value
     $76,370,978)(K)                $ 74,873      $   74,873
   Lehman Brothers
     3.700%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $16,505,088
     (collateralized by TVA, par
     value $12,505,000, 7.125%,
     05/01/30; with total market
     value $16,829,979)               16,500          16,500
   Lehman Brothers
     3.820%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $20,632,721
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value
     $1,385,008- $16,009,716,
     0.000%- 3.500%, 08/15/06 -
     04/15/30; with total
     market value $21,039,404)(K)     20,626          20,626
   Nomura Securities
     3.850%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $246,278,989
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value
     $14,915,000- 50,000,000,
     2.125%-4.72%,
     02/13/06-03/15/10; with total
     market value $251,230,081)      246,200         246,200
                                                  ----------
Total Repurchase Agreements
   (Cost $453,967) ($ Thousands)                     453,967
                                                  ----------

Total Investments -- 146.0%
   (Cost $5,996,914) ($ Thousands)                $5,997,159
                                                  ==========







--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         107

SCHEDULE OF INVESTMENTS



Core Fixed Income Fund (Concluded)

September 30, 2005
------------------------------------------------------------
                                                Market Value
Description                        Contracts   ($ Thousands)
------------------------------------------------------------
WRITTEN OPTIONS -- 0.0%
   December 2005 Ten Year Treasury
     Note Future Call, Expires 11/18/05,
     Strike Price $113                  (150)     $       (9)
   December 2005 Ten Year Treasury
     Note Future Call, Expires 11/18/05,
     trike Price $114                    (27)             (1)
   December 2005 Ten Year Treasury
     Note Future Put, Expires 11/18/05,
     Strike Price $109                  (177)            (80)
   December 2005 Ten Year Treasury
     Note Future Put, Expires 11/18/05,
     Strike Price $111                  (172)           (250)
   October 2005 Euro-BOBL
     Future Put, Expires 10/21/2005,
     Strike Price $96.625               (286)             (4)
                                                  ----------
Total Written Options
   (Premium Received $(332)) ($ Thousands)              (344)
                                                  ----------


Futures -- A summary of the open futures contracts held by the fund at September 30, 2005, is as follows: (see Note 2 in Notes to Financial Statements)
----------------------------------------------------------------
                                                   UNREALIZED
                                                  APPRECIATION
       TYPE OF           NUMBER OF   EXPIRATION  (DEPRECIATION)
      CONTRACT           CONTRACTS      DATE      ($ THOUSANDS)
----------------------------------------------------------------

U.S. Ten Year Note         (327)     December 2005    $  537
U.S. Five Year Note          38      December 2005       (25)
U.S. Long Treasury Bond    (695)     December 2005     1,531
Euro BOBL                  (258)     December 2005       220
90 Day Euro$                (99)    September 2006        60
90 Day Euro$              1,457       March 2006        (826)
                                                      ------
                                                      $1,497
                                                      ------

Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at September 30, 2005 (See Note 2 in Notes to Financial Statements):
-------------------------------------------------------------
                                                 UNREALIZED
  MATURITY    CURRENCY           CURRENCY       APPRECIATION
    DATES     TO DELIVER        TO RECEIVE      ($ THOUSANDS)
-------------------------------------------------------------

10/20/05   EUR   7,330,599   USD   $8,881,658        $36
10/20/05   USD         657   EUR          534         --
                                                     ---
                                                     $36
                                                     ---


Swaps -- At September 30, 2005, the following Credit Default Swap agreements were outstanding (See Note 2 in Notes to Financial Statements).

--------------------------------------------------------------------------------------------
                                                                 NOTIONAL    NET UNREALIZED
                                                    EXPIRATION    AMOUNT      DEPRECIATION
DESCRIPTION                                            DATE    ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------------------
Fund receives semi-annual payment of 0.950%
   (1.900% per annum) times notional amount
   of GSAMP Trust, Ser 2005-HE1, Cl B2,
   5.014%, 11/25/34. Upon a defined credit
   event Fund pays notional amount and takes
   receipt of a defined deliverable
   obligation. (Counter Party: Citibank)            11/25/34      $ 633           $ (11)
Fund receives semi-annual payment of 0.950%
   (1.900% per annum) times notional amount
   of ACE Securities Corp., Ser 2004-RM2, Cl
   B1, 5.014%, 01/25/35. Upon a defined
   credit event Fund pays notional amount and
   takes receipt of a defined deliverable
   obligation. (Counter Party: Citibank)            01/25/35        633             (10)
Fund receives semi-annual payment of 1.675%
   (3.350% per annum) times notional amount
   of Aegis Asset Backed Securities Trust,
   Ser 2004-5, Cl B3, 6.814%, 12/25/34. Upon
   a defined credit event Fund pays notional
   amount and takes receipt of a defined
   deliverable obligation. (Counter Party:
   Citibank) 12/25/34 633 (25)
Fund receives semi-annual payment of 1.025%
   (2.050% per annum) times notional amount
   of Ameriquest Mortgage Securities Inc.,
   Ser 2004-R6, Cl M3, 5.464%, 07/25/34. Upon
   a defined credit event Fund pays notional
   amount and takes receipt of a defined
   deliverable obligation. (Counter Party:
   Citibank)                                        07/25/34        633             (11)
Fund receives semi-annual payment of 0.975%
   (1.950% per annum) times notional amount
   of CDC Mortgage Capital Trust, Ser
   2004-HE3, Cl B2, 5.264%, 11/25/34. Upon a
   defined credit event Fund pays notional
   amount and takes receipt of a defined
   deliverable obligation. (Counter Party:
   Citibank)                                        11/25/34        633              (9)
Fund receives semi-annual payment of 0.950%
   (1.900% per annum) times notional amount
   of Countrywide Asset-Backed Certificates,
   Ser 2004-12, Cl MV8, 5.114%, 11/25/34.
   Upon a defined credit event Fund pays
   notional amount and takes receipt of a
   defined deliverable obligation. (Counter
   Party: Citibank)                                 05/25/34        633             (10)
Fund receives semi-annual payment of 1.025%
   (2.050% per annum) times notional amount
   of Countrywide Asset-Backed Certificates,
   Ser 2004-6, Cl M8, 5.514%, 05/25/34. Upon
   a defined credit event Fund pays notional
   amount and takes receipt of a defined
   deliverable obligation. (Counter Party:
   Citibank)                                        05/25/34        633             (11)
Fund receives semi-annual payment of 1.000%
   (2.000% per annum) times notional amount
   of Countrywide Asset-Backed Certificates,
   Ser 2004-ECC2, Cl M8, 5.464%, 06/25/34.
   Upon a defined credit event Fund pays
   notional amount and takes receipt of a
   defined deliverable obligation. (Counter
   Party: Citibank)                                 06/25/34      1,056             (18)
Fund receives semi-annual payment of 1.500%
   (3.000% per annum) times notional amount
   of Countrywide Asset-Backed Certificates,
   Ser 2004-ECC1, Cl B, 4.814%, 01/25/34.
   Upon a defined credit event Fund pays
   notional amount and takes receipt of a
   defined deliverable obligation. (Counter
   Party: Citibank)                                 02/25/34      1,056             (25)
Fund receives semi-annual payment of 1.525%
   (3.050% per annum) times notional amount
   of Home Equity Asset Trust, Ser 2004-8, Cl
   B3, 6.414%, 03/25/35. Upon a defined
   credit event Fund pays notional amount and
   takes receipt of a defined deliverable
   obligation. (Counter Party: Citibank)            03/25/35        633             (22)



--------------------------------------------------------------------------------
108         SEI Institutional Managed Trust / Annual Report / September 30, 2005

--------------------------------------------------------------------------------------------
                                                                 NOTIONAL    NET UNREALIZED
                                                    EXPIRATION    AMOUNT      DEPRECIATION
DESCRIPTION                                            DATE    ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------------------
Fund receives semi-annual payment of 1.015%
   (2.030% per annum) times notional amount
   of Long Beach Mortgage Loan Trust, Ser
   2004-2, Cl M5, 5.564%, 06/25/34. Upon a
   defined credit event Fund pays notional
   amount and takes receipt of a defined
   deliverable obligation. (Counter Party:
   Citibank)                                        06/25/34      $ 633           $ (10)
Fund receives semi-annual payment of 1.050%
   (2.100% per annum) times notional amount
   of Masters Asset Backed Securities Trust,
   Ser 2004-WMC2, Cl M5, 5.714%, 06/25/34.
   Upon a defined credit event Fund pays
   notional amount and takes receipt of a
   defined deliverable obligation. (Counter
   Party: Citibank)                                 06/25/34        633             (12)
Fund receives semi-annual payment of 1.025%
   (2.050% per annum) times notional amount
   of Morgan Stanley ABS Equity I, Ser
   2004-HE6, Cl B2, 5.264%, 08/25/34. Upon a
   defined credit event Fund pays notional
   amount and takes receipt of a defined
   deliverable obligation. (Counter Party:
   Citibank)                                        08/25/34        633             (11)
Fund receives semi-annual payment of 1.035%
   (2.070% per annum) times notional amount
   of Morgan Stanley ABS Equity I, Ser
   2004-NC5, Cl B2, 5.564%, 05/25/34. Upon a
   defined credit event Fund pays notional
   amount and takes receipt of a defined
   deliverable obligation. (Counter Party:
   Citibank)                                        05/25/34        633             (11)
Fund receives semi-annual payment of 1.450%
   (2.900% per annum) times notional amount
   of New Century Home Equity Loan Trust, Ser
   2004-4, Cl M9, 6.014%, 02/25/35.Upon a
   defined credit event Fund pays notional
   amount and takes receipt of a defined
   deliverable obligation. (Counter Party:
   Citibank)                                        02/25/35      1,056             (31)
Fund receives semi-annual payment of 0.950%
   (1.900% per annum) times notional amount
   of Residential Asset Securities
   Corporation, Ser 2004-KS10, Cl M5, 5.164%,
   11/25/34. Upon a defined credit event Fund
   pays notional amount and takes receipt of
   a defined deliverable obligation. (Counter
   Party: Citibank)                                 11/25/34        633              (9)

--------------------------------------------------------------------------------------------
                                                                                  $(236)
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------
Percentages are based on Net Assets of $4,106,989,915.


+   See Note 3 in Notes to Financial Statements.
(A) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2005.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(C) Security, or portion thereof, has been pledged as collateral on open futures and written options contracts. The rate reported is the effective yield at time of purchase.
(D) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on September 30, 2005. The coupon on a step bond changes on a specified date.
(E) Treasury Inflation Index Notes
(F) Zero-coupon security. Rate shown is the effective yield at the date of purchase.
(G) Security in default on interest payments.
(H) Rate reported is the effective yield at time of purchase.
(I) Securities considered illiquid. The total value of such securities as of September 30, 2005 was $12,000 ($ Thousands) and represented 0.29% of Net Assets.
(J) This security or a partial position of this security is on loan at September 30, 2005 (see Note 7). The total value of securities on loan at September 30, 2005 was $1,052,157 ($ Thousands).
(K) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of September 30, 2005 was $1,094,482 ($ Thousands).
(L) The date reported on the Schedule of Investments is the date in effect as of September 30, 2005.
Cl -- Class
CDO -- Collateralized Debt Obligation
CMO -- Collateralized Mortgage Obligation
EUR -- Euro
EXL -- Extendable Maturity
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
IO -- Interest Only
LLC -- Limited Liability Company
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note
PLC -- Public Limited Company
RB -- Revenue Bond
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA -- To Be Announced
TVA -- Tennessee Valley Authority
USD -- U.S. Dollar
Amounts designated as "--" are $0 or have been rounded to $0.




The accompanying notes are an integral part of the financial statements.







--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         109

STATEMENT OF NET ASSETS



High Yield Bond Fund

September 30, 2005
------------------------------------------------------------
SECTOR WEIGHTINGS# (UNAUDITED):
[BAR GRAPH OMITTED]
21.1%  Consumer Discretionary
15.3%  Financials
13.4%  Industrials
8.5%   Materials
7.0%   Telecommunication Services
5.9%   Health Care
4.9%   Short-Term Investments
4.7%   Energy
4.1%   Utilities
3.8%   Loan Participations
3.2%   Asset-Backed Securities
2.6%   Consumer Staples
2.0%   Information Technology
1.6%   Collateralized Debt Obligations
0.9%   Collateralized Loan Obligations
0.5%   Preferred/Convertible Stocks
0.2%   Convertible Bond
0.1%   U.S. Government Agency Obligations
0.1%   Common Stock
0.1%   Warrants
#Percentages based on total investments. Includes investments held as collateral for securities on loan
(see Note 7).
------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
CORPORATE OBLIGATIONS -- 93.3%
CONSUMER DISCRETIONARY -- 24.6%
   155 E Tropicana LLC
        8.750%, 04/01/12             $ 4,225      $    4,098
   AMC Entertainment
        8.040%, 08/15/10 (D)           1,000           1,005
        8.000%, 03/01/14               5,130           4,514
   AMC Entertainment, Ser B
        8.625%, 08/15/12                 420             422
   AMF Bowling Worldwide (G)
       10.000%, 03/01/10               1,880           1,871
   Accuride
        8.500%, 02/01/15               4,535           4,444
   Adelphia Communications,
     Ser B (C) (G)
        9.050%, 01/15/08               4,775           3,056
   Adesa
        7.625%, 06/15/12               1,000           1,000
   Advanstar Communications
       10.750%, 08/15/10               1,025           1,145
   Affinia Group (A)
        9.000%, 11/30/14                 350             273
   Alderwoods Group
        7.750%, 09/15/12                 550             577
   American Casino & Entertainment
        7.850%, 02/01/12                 425             438
   American Tower (G)
        7.500%, 05/01/12                 225             238
        7.250%, 12/01/11               1,850           1,966
   American Tower Escrow (E) (G)
        6.176%, 08/01/08                 475             366


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Ameristar Casinos
       10.750%, 02/15/09             $ 2,100      $    2,244
   Amscan Holdings (G)
        8.750%, 05/01/14               4,210           3,684
   Asbury Automotive (G)
        9.000%, 06/15/12               6,750           6,784
   Ashtead Holdings PLC (A)
        8.625%, 08/01/15               1,795           1,887
   Aztar (G)
        7.875%, 06/15/14               6,330           6,615
   Bear Creek (A)
        9.000%, 03/01/13               5,055           5,232
   Boyd Gaming
        8.750%, 04/15/12                 425             458
        7.750%, 12/15/12                 600             631
        6.750%, 04/15/14                 150             151
   Broder Brothers
       11.250%, 10/15/10               2,460           2,435
   Brown Shoe
        8.750%, 05/01/12               2,795           2,949
   CBD Media Holdings (G)
        9.250%, 07/15/12               2,950           3,002
   CCH I Holdings LLC (G) (A)
       11.000%, 10/01/15               2,072           2,021
   CCM Merger (A) (G)
        8.000%, 08/01/13               6,415           6,471
   CCO Holdings
        8.750%, 11/15/13 (G)           3,670           3,624
        8.750%, 11/15/13 (A)           1,750           1,728
   CSK Auto
        7.000%, 01/15/14                 200             187
   Cablevision Systems, Ser B (G)
        8.000%, 04/15/12               3,025           2,934
        7.890%, 04/01/09 (D)           2,450           2,511
   Canwest Media
        8.000%, 09/15/12                 925             982
   Carmike Cinemas
        7.500%, 02/15/14               1,925           1,670
   Carrols (A)
        9.000%, 01/15/13               1,095           1,111
   Charter Communications Holdings
       16.300%, 01/15/11 (B)           1,732           1,438
       10.250%, 09/15/10               3,000           3,075
       10.000%, 05/15/11               1,325             961
        9.625%, 11/15/09                 742             631
        8.375%, 04/30/14 (A) (G)         550             553
        8.000%, 04/30/12 (A) (G)          85              86
   Cinemark (B)
       10.130%, 03/15/14               1,725           1,207
   Cinemark USA
        9.000%, 02/01/13               1,815           1,874




--------------------------------------------------------------------------------
110         SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Collins & Aikman Floorcovering, Ser B
        9.750%, 02/15/10              $  700      $      675
   Cooper Standard Auto
        8.375%, 12/15/14               4,715           3,961
   Cornell
       10.750%, 07/01/12                 975           1,004
   Corrections of America
        6.250%, 03/15/13               3,000           2,970
   Del Laboratories
        8.000%, 02/01/12               1,950           1,604
   Delco Remy International (G)
       11.000%, 05/01/09               1,560           1,014
        9.375%, 04/15/12               3,560           1,994
   Delphi
        7.125%, 05/01/29               2,925           1,872
        6.550%, 06/15/06               2,675           1,966
   Denny's (G)
       10.000%, 10/01/12               2,075           2,075
   Dex Media
        8.500%, 11/15/13 (B)           3,150           2,481
        8.000%, 11/15/13                 300             308
   Dex Media East
        9.875%, 11/15/09               1,500           1,631
   Dex Media West/Finance, Ser B
        9.875%, 08/15/13               1,950           2,152
   Dura Operating, Ser D
        9.000%, 05/01/09               3,100           2,154
   Echostar
        6.375%, 10/01/11                 825             818
        5.750%, 10/01/08               1,900           1,874
   El Dorado Casino Shreveport (G)
       10.000%, 08/01/12               2,065           1,941
   Elizabeth Arden
        7.750%, 01/15/14               1,475           1,501
   Equinox Holdings (G)
        9.000%, 12/15/09               1,425           1,462
   Eye Care Centers of America (A) (G)
       10.750%, 02/15/15               1,870           1,758
   Ford Motor
        9.500%, 09/15/11               1,800           1,795
        9.215%, 09/15/21                 350             316
        8.900%, 01/15/32 (G)             950             800
        7.450%, 07/16/31              12,450           9,711
   GSC Holdings (A)
        8.000%, 10/01/12 (G)           4,515           4,492
        7.875%, 10/01/11 (D)             595             596
   Gaylord Entertainment
        6.750%, 11/15/14                 250             242
   General Motors
        8.250%, 07/15/23               5,035           3,915
   Goodyear Tire & Rubber (A) (G)
        9.000%, 07/01/15               2,815           2,773
   Gregg Appliances (A)
        9.000%, 02/01/13               2,755           2,590


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Group 1 Automotive
        8.250%, 08/15/13             $ 3,500      $    3,430
   HMH Properties, Ser B
        7.875%, 08/01/08                 125             127
   Harrahs Operating
        8.000%, 02/01/11                  75              84
   Herbst Gaming
        8.125%, 06/01/12                 150             157
        7.000%, 11/15/14 (G)             200             200
   Houghton Mifflin (G)
        9.875%, 02/01/13                 720             763
   Hydrochem Industrial (A)
        9.250%, 02/15/13                 950             885
   ITT
        7.375%, 11/15/15                 500             542
   Inn of the Mountain Gods
       12.000%, 11/15/10               1,175           1,328
   Intrawest
        7.500%, 10/15/13               1,200           1,228
   Isle of Capri Casinos (G)
        7.000%, 03/01/14               7,370           7,066
   Jo-Ann Stores
        7.500%, 03/01/12                 425             401
   Jostens Holding (B)
       10.440%, 12/01/13               5,440           3,917
   Kabel Deutschland (A)
       10.625%, 07/01/14               5,117           5,654
   Kerzner International (A)
        6.750%, 10/01/15               2,845           2,756
   LBI Media (B)
        9.360%, 10/15/13               1,300             980
   Lamar Media (A)
        6.625%, 08/15/15                 650             661
   Las Vegas Sands
        6.375%, 02/15/15                 450             434
   Lazydays RV Center
       11.750%, 05/15/12               4,125           4,352
   Leslie's Poolmart
        7.750%, 02/01/13                 375             379
   Levi Strauss (G)
        9.750%, 01/15/15               2,675           2,728
   Lin Television
        6.500%, 05/15/13               1,200           1,137
        6.500%, 05/15/13 (A) (G)       3,770           3,572
   Loews Cineplex Entertainment
        9.000%, 08/01/14               1,650           1,605
   MGM Mirage (A)
        6.625%, 07/15/15               2,295           2,269
   Mandalay Resort Group, Ser B
       10.250%, 08/01/07                  50              54
   Mediacom Broadband LLC (A) (G)
        8.500%, 10/15/15               1,415           1,365
   Mediacom LLC (G)
        9.500%, 01/15/13               1,310           1,300



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         111

STATEMENT OF NET ASSETS

September 30, 2005
------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Metaldyne (A)
       11.000%, 11/01/13             $ 1,210      $    1,053
   Mohegan Tribal Gaming
        6.875%, 02/15/15               3,350           3,417
        6.125%, 02/15/13                 725             721
   Movie Gallery (G)
       11.000%, 05/01/12               4,340           3,841
   Nationsrent
        9.500%, 10/15/10               8,105           8,834
   Neiman Marcus Group (A)
       10.375%, 10/15/15               5,100           5,074
        9.000%, 10/15/15               4,285           4,296
   Nexstar Holdings LLC (B)
       11.850%, 04/01/13               1,225             906
   Nextmedia Operating
       10.750%, 07/01/11               4,500           4,821
   O'Charley's
        9.000%, 11/01/13               1,025           1,086
   Pantry
        7.750%, 02/15/14               1,300           1,300
   Park Place Entertainment
        9.375%, 02/15/07                 825             870
        8.875%, 09/15/08                 365             399
   Paxson Communications
       12.090%, 01/15/09 (B)           1,300           1,261
       10.750%, 07/15/08 (G)           2,025           1,990
   Penn National Gaming
        6.875%, 12/01/11                 750             754
        6.750%, 03/01/15 (G)           3,275           3,209
   Perry Ellis International, Ser B
        8.875%, 09/15/13               5,045           5,171
   Petro Stopping Centers
        9.000%, 02/15/12 (A)             425             419
        9.000%, 02/15/12 (G)             300             295
   Phillips Van-Heusen
        8.125%, 05/01/13                 750             787
        7.250%, 02/15/11 (G)             150             151
   Pinnacle Entertainment (G)
        8.750%, 10/01/13               6,025           6,206
        8.250%, 03/15/12               6,325           6,325
   Polypore International (B)
       14.870%, 10/01/12               3,525           1,851
   Prestige Brands (G)
        9.250%, 04/15/12               1,075           1,102
   Quebecor Media
       11.125%, 07/15/11               1,475           1,611
   Quicksilver (A)
        6.875%, 04/15/15                 550             528
   RH Donnelley
       10.875%, 12/15/12 (A)           1,900           2,133
        6.875%, 01/15/13               2,325           2,203
   RJ Tower (C) (G)
       12.000%, 06/01/13                 425             369


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Rent-A-Center, Ser B
        7.500%, 05/01/10              $  475      $      454
   Restaurant (The Restaurant
     Company) (A) (G)
       10.000%, 10/01/13               1,180           1,133
   Rexnord
       10.125%, 12/15/12               1,000           1,095
   Riddell Bell Holdings
        8.375%, 10/01/12               2,675           2,635
   Rogers Cable
        6.750%, 03/15/15                 475             476
   San Pasqual Casino (A)
        8.000%, 09/15/13                 350             352
   Satellite Telecom
        5.250%, 11/01/08               1,475           1,357
   Service
        7.000%, 06/15/17 (A)           1,425           1,439
        6.750%, 04/01/16                 450             452
        6.500%, 03/15/08               3,500           3,552
   Sinclair Broadcast Group
        8.750%, 12/15/11 (G)           1,820           1,911
        8.000%, 03/15/12                 470             481
        6.019%, 07/15/18 (A)(B)          850             760
   Sonic Automotive, Ser B
        8.625%, 08/15/13               5,890           5,831
   Stanadyne
       12.520%, 02/15/15 (B)           2,625           1,417
       10.000%, 08/15/14 (G)           2,575           2,549
   Starwood Hotels & Resorts
        7.375%, 05/01/07               1,400           1,444
        6.750%, 11/15/05                 425             426
   Station Casinos
        6.875%, 03/01/16 (A)             575             583
        6.875%, 03/01/16 (G)           4,580           4,643
        6.500%, 02/01/14                 400             400
   Stewart Enterprises (A)
        6.250%, 02/15/13                 690             655
   Superior Essex Com & Essex Group
        9.000%, 04/15/12               1,254           1,267
   Susquehanna Media
        7.375%, 04/15/13                 495             517
   Tenneco Automotive (G)
        8.625%, 11/15/14               7,550           7,607
   Town Sports International
       10.400%, 02/01/14 (B)           8,515           5,748
        9.625%, 04/15/11 (G)           2,185           2,270
   Turning Stone Casino Entertainment (A)
        9.125%, 12/15/10               5,690           5,918
   United Components (G)
        9.375%, 06/15/13               4,460           4,438
   United Rentals North America
        7.750%, 11/15/13              13,874          13,388
        7.000%, 02/15/14               4,500           4,174
        6.500%, 02/15/12                 450             434



--------------------------------------------------------------------------------
112         SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Universal City Florida
        8.443%, 05/01/10 (D)         $ 9,620      $    9,981
        8.375%, 05/01/10                 125             130
   Vertis, Ser B (G)
       10.875%, 06/15/09                 275             270
   Vicorp Restaurants
       10.500%, 04/15/11                 650             634
   Videotron
        6.875%, 01/15/14               1,900           1,950
        6.375%, 12/15/15 (A) (G)          25              25
   Visteon (G)
        8.250%, 08/01/10               1,150           1,092
        7.000%, 03/10/14               1,000             867
   WDAC Subsidiary (A)
        8.375%, 12/01/14               2,375           2,298
   Warner Music Group
        7.375%, 04/15/14                 400             401
   Williams Scotsman (A) (G)
        8.500%, 10/01/15               1,765           1,787
   Wynn Las Vegas LLC
        6.625%, 12/01/14               9,800           9,371
   XM Satellite Radio (D) (G)
        9.193%, 05/01/09               1,500           1,517
   Yell Finance
       13.500%, 08/01/11 (B)           1,590           1,614
       10.380%, 08/01/11                 875             958
                                                  ----------
                                                     394,052
                                                  ----------
CONSUMER STAPLES -- 3.0%
   American Seafood
       10.125%, 04/15/10                 150             160
   B & G Foods Holding
        8.000%, 10/01/11               1,025           1,038
   Burns Philips Capital
       10.750%, 02/15/11                 900           1,008
        9.750%, 07/15/12               2,625           2,940
        9.500%, 11/15/10                 225             249
   CCH I Holdings LLC (A) (B) (G)
       15.170%, 01/15/14                  18              15
   Commonwealth Brands (A)
       10.625%, 09/01/08               1,650           1,732
   Del Monte (A) (G)
        6.750%, 02/15/15               1,088           1,093
   Dole Foods (G)
        8.875%, 03/15/11               2,250           2,334
   Fleming (C)
       10.125%, 04/01/08               2,175             478
        9.250%, 06/15/10                 400              84
   Gereral Nutrition Center (G)
        8.500%, 12/01/10                 400             341
   Ingles Markets
        8.875%, 12/01/11               1,300           1,313
   Jean Countu Group (G)
        8.500%, 08/01/14               6,620           6,587


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Johnson Diversey Holdings (B)
       11.250%, 05/15/13               $ 650      $      481
   Le-Natures (A)
       10.000%, 06/15/13               4,550           4,914
   Natural Beef Pack
       10.500%, 08/01/11               3,705           3,844
   RJ Reynolds Tobacco Holdings
        6.500%, 06/01/07               4,400           4,466
        6.500%, 07/15/10 (A)           1,700           1,696
   Rite Aid
       12.500%, 09/15/06                 325             345
        9.500%, 02/15/11                 500             530
        7.700%, 02/15/27                 300             240
        7.500%, 01/15/15               1,625           1,552
        6.875%, 08/15/13 (G)             200             170
        6.875%, 12/15/28                 725             544
   Stater Brothers Holdings
        8.125%, 06/15/12 (G)           4,930           4,868
        7.370%, 06/15/10 (D)           4,385           4,319
   Winn-Dixie Pass-Thru Trust
        8.181%, 09/01/24 (A) (C) (G)     825             632
        7.803%, 09/01/17 (A) (C)         518             391
                                                  ----------
                                                      48,364
                                                  ----------
ENERGY -- 6.4%
   Baytex Energy
        9.625%, 07/15/10                 691             724
   Belden & Blake
        8.750%, 07/15/12               2,850           2,978
   Chesapeake Energy
        7.750%, 01/15/15               5,700           6,071
        7.500%, 06/15/14                 850             907
        7.000%, 08/15/14                 900             945
        6.875%, 01/15/16               7,235           7,416
        6.500%, 08/15/17 (A)           4,125           4,197
        6.375%, 06/15/15                 100             100
        6.250%, 01/15/18                 550             539
   Clayton William Energy (A)
        7.750%, 08/01/13               3,983           3,893
   El Paso
        9.625%, 05/15/12               3,985           4,403
        7.875%, 06/15/12 (G)             600             621
        7.625%, 08/16/07 (A)             700             712
        7.625%, 09/01/08               1,700           1,728
        7.420%, 02/15/37               1,575           1,449
        7.000%, 05/15/11               1,200           1,197
        6.750%, 05/15/09 (G)             625             619
   El Paso MTN
        8.050%, 10/15/30               2,100           2,131
        7.375%, 12/15/12                 675             678
   El Paso Natrual Gas
        8.375%, 06/15/32                 625             710
   Encore Acquisition (A)
        6.000%, 07/15/15                 550             536




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         113

STATEMENT OF NET ASSETS

September 30, 2005
------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Energy Partners
        8.750%, 08/01/10             $ 1,355      $    1,416
   Forest Oil
        8.000%, 12/15/11               2,095           2,315
        7.750%, 05/01/14 (G)             830             882
   Giant Industries
       11.000%, 05/15/12                 248             279
        8.000%, 05/15/14               1,425           1,489
   Grant Prideco (A)
        6.125%, 08/15/15               1,200           1,212
   Hanover Compressor
        9.000%, 06/01/14               1,950           2,167
        8.625%, 12/15/10               2,245           2,419
   Hanover Equipment Trust, Ser 2001 B
        8.750%, 09/01/11               1,025           1,089
   Hilcorp Energy (A)
       10.500%, 09/01/10               7,750           8,525
   Hornbeck Offshore Services (A)
        6.125%, 12/01/14                 535             531
   Newfield Exploration
        7.625%, 03/01/11               1,950           2,111
   Ocean Rig Norway (A)
        8.375%, 07/01/13                 600             650
   Parker Drilling (D)
        8.620%, 09/01/10               6,830           7,035
   Pogo Producing (A)
        6.875%, 10/01/17                 875             887
   Pogo Producing, Ser B
        8.250%, 04/15/11               1,845           1,937
   Premcor Refining
        7.500%, 06/15/15               2,215           2,370
   Pride International (G)
        7.375%, 07/15/14               4,800           5,214
   Range Resources
        7.375%, 07/15/13                 500             530
        6.375%, 03/15/15               1,900           1,914
   SESI LLC
        8.875%, 05/15/11               2,000           2,110
   Stone Energy
        6.750%, 12/15/14               1,000             983
   United Refining (G)
       10.500%, 08/15/12               4,754           5,039
   Veneco
        8.750%, 12/15/11                 800             832
   Vintage Petroleum
        8.250%, 05/01/12               1,325           1,418
   Whiting Petroleum (A)
        7.000%, 02/01/14               1,380           1,399
   Williams
        7.125%, 09/01/11               1,150           1,205
        6.375%, 10/01/10 (A)           1,500           1,489
                                                  ----------
                                                     102,001
                                                  ----------


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
FINANCIALS -- 12.4%
   Alamosa Delaware
        8.500%, 01/31/12             $ 2,315      $    2,471
   Allstate Life Global Funding
     II MTN (D) (H) (K)
        3.788%, 10/16/06               2,024           2,024
   American General Finance
     (A) (D) (H) (K)
        3.768%, 10/16/06              14,214          14,213
   American General Finance MTN,
     Ser F (H)
        5.875%, 07/14/06                 440             449
   Arch Western Finance
        6.750%, 07/01/13               5,895           6,013
   Athena Neuro Finance LLC
        7.250%, 02/21/08                 100              96
   BCP Crystal Holdings
        9.625%, 06/15/14                 210             234
   CB Richard Ellis Service
       11.250%, 06/15/11                 950           1,036
        9.750%, 05/15/10                 646             712
   CCN Bluegrass (D) (H) (K)
        3.859%, 08/18/06               2,860           2,860
   CIT Group MTN (D) (H) (K)
        3.790%, 05/12/06              11,001          11,001
        3.714%, 04/19/06               1,100           1,101
   Cardtronics (A)
        9.250%, 08/15/13               1,125           1,150
   Caterpillar Financial Services MTN,
     Ser F (D) (H) (K)
        3.670%, 07/10/06               2,200           2,200
   Chase Funding Mortgage Loan,
     Ser 2003-4, Cl 2A2 (D)
        4.130%, 05/25/33                 868             870
   Choctaw Resort Development Entity, (A)
        7.250%, 11/15/19               2,125           2,133
   Countrywide Financial Services MTN,
     Ser A (D) (H) (K)
        3.920%, 09/13/06               8,141           8,141
        3.760%, 07/31/06               2,200           2,200
   Countrywide Home Loans MTN,
     Ser M (D) (H) (K)
        3.851%, 11/30/05               2,816           2,816
        3.760%, 01/31/06                 968             968
   Credit Suisse First Boston London
     (A) (D)
        9.650%, 03/24/10               6,460           5,774
   Crystal US Holdings, Ser B (B)
        9.800%, 10/01/14                 275             193
   Dekabank (D) (H) (K)
        3.614%, 08/19/06               8,141           8,139
   E*Trade Financial (A) (G)
        7.375%, 09/15/13               1,990           2,010
   FTI Consulting (A) (G)
        7.625%, 06/15/13                 700             714




--------------------------------------------------------------------------------
114         SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Ford Motor Credit
        7.375%, 02/01/11              $  675      $      646
        7.000%, 10/01/13 (G)           2,030           1,883
        6.625%, 06/16/08               2,050           2,004
   General Motors Acceptance
        6.875%, 09/15/11                 960             873
        6.750%, 12/01/14 (G)           2,025           1,761
        6.070%, 12/01/14 (D)           3,800           3,195
   Host Marriot++
        7.125%, 11/01/13                 200             204
   Host Marriot, Ser M (G)++
        7.000%, 08/15/12                 250             253
   Innophos Investment (A) (D) (G)
       11.790%, 02/15/15               4,201           3,997
   Irish Life & Permanent MTN, Ser X
     (D) (H) (K)
        3.812%, 09/21/06               5,853           5,852
   Islandsbanki (A) (D) (H) (K)
        3.869%, 09/22/06               3,740           3,740
   Jackson National Life Funding
     (A) (D) (H) (K)
        3.693%, 10/02/06               9,681           9,681
   K&F Acquisition (G)
        7.750%, 11/15/14               1,750           1,768
   K2 LLC MTN (D) (H) (K)
        3.809%, 12/12/05                 264             264
   Liberty Lighthouse US Capital MTN
     (D) (H) (K)
        3.688%, 05/10/06               4,401           4,398
   Meristar Hospitality++
       10.500%, 06/15/09                  75              80
   Merrill Investors (D)
        4.130%, 10/25/34                 133             134
   Morgan Stanley EXL (D) (H) (K)
        3.710%, 10/04/06               1,540           1,540
   Morgan Stanley EXL, Ser S (D) (H) (K)
        3.670%, 10/03/06               2,200           2,200
   Natexis Banques (D) (H) (K)
        3.810%, 10/16/06               4,291           4,290
   Nationwide Building Society (A) (D) (H) (K)
        4.030%, 07/28/06               2,200           2,200
        3.689%, 01/06/06               4,401           4,401
   Noble Group (A)
        6.625%, 03/17/15               2,025           1,869
   Nordbank (A) (D) (H) (K)
        3.830%, 09/25/06               7,481           7,479
   Northern Rock (A) (D) (H) (K)
        3.690%, 10/03/06               4,533           4,533
   Pacific Life Global Funding (A) (D) (H) (K)
        3.760%, 10/13/06               3,300           3,300
   Premium Asset Trust, Ser 2004-01
     (A) (D) (H) (K)
        3.800%, 02/06/06               4,577           4,580


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Premium Asset Trust, Ser 2004-06
     (A) (D) (H) (K)
        3.941%, 06/30/06             $ 4,181      $    4,183
   Premium Asset Trust, Ser 2004-10
     (A) (D) (H) (K)
        3.778%, 10/16/06               6,161           6,161
   SLM EXL, Ser S (D) (H) (K)
        3.768%, 10/16/06               4,841           4,841
   SLM MTN, Ser X (D) (H) (K)
        3.796%, 10/20/06               8,801           8,801
   Senior Housing++
        7.875%, 04/15/15               2,025           2,157
   Skandinav Enskilda Bank (D) (H) (K)
        3.779%, 10/17/06               4,841           4,840
   Trustreet Properties
        7.500%, 04/01/15               1,150           1,176
        7.500%, 04/01/15 (A)             775             792
   Universal City Development
       11.750%, 04/01/10               2,375           2,684
   Ventas Realty
        8.750%, 05/01/09                 325             348
        7.125%, 06/01/15++(A)          1,250           1,294
        6.625%, 10/15/14++             1,075           1,080
        6.625%, 10/15/14++(A)            900             905
  White Pine Finance MTN, Ser 1 (D) (H) (K)
        3.663%, 11/01/05               1,936           1,936
                                                  ----------
                                                     197,841
                                                  ----------
HEALTH CARE -- 6.9%
   Alliance Imaging (G)
        7.250%, 12/15/12                 850             778
   AmerisourceBergen (A)
        5.625%, 09/15/12               3,450           3,398
   Bio-Rad Laboraties
        6.125%, 12/15/14               1,100           1,067
   Biovail
        7.875%, 04/01/10               6,020           6,246
   CDRV Investors (B)
       10.680%, 01/01/15               2,200           1,254
   Concentra Operating
        9.500%, 08/15/10                 575             602
   Coventry Health Care
        6.125%, 01/15/15                 375             384
        5.875%, 01/15/12                 550             558
   Davita
        6.625%, 03/15/13                 250             253
   Elan Financial (A) (G)
        7.750%, 11/15/11               1,025             902
   Extendicare Health Services
        9.500%, 07/01/10               1,198           1,276
   Fisher Scientific International (A)
        6.125%, 07/01/15               2,825           2,832




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         115

STATEMENT OF NET ASSETS

September 30, 2005
------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Genesis Healthcare
        8.000%, 10/15/13              $  950      $    1,024
   HCA
        8.750%, 09/01/10                 825             911
        7.500%, 11/06/33               1,425           1,422
        6.375%, 01/15/15               1,000             989
        6.250%, 02/15/13                 890             880
   Healthsouth
        7.625%, 06/01/12               6,700           6,264
   Iasis Healthcare
        8.750%, 06/15/14               1,425           1,478
   Insight Health Services (A) (D)
        9.174%, 11/01/11               4,645           4,529
   Insight Health Services, Ser B
        9.875%, 11/01/11               6,355           5,132
   Kinetic Concepts
        7.375%, 05/15/13                 568             585
   Leiner Health Products (G)
       11.000%, 06/01/12               1,610           1,377
   MQ Associates (B) (G)
       13.080%, 08/15/12               3,200           2,032
   Medcath Holdings
        9.875%, 07/15/12                 150             164
   Medquest, Ser B
       11.875%, 08/15/12               3,455           3,645
   NBTY (A)
        7.125%, 10/01/15               2,695           2,641
   National Mentor (A)
        9.625%, 12/01/12               1,875           1,959
   National Nephrology (A)
        9.000%, 11/01/11                 750             834
   Norcross Safety Products, Ser B
        9.875%, 08/15/11               2,540           2,724
   Polupore
        8.750%, 05/15/12                 825             726
   Primedia (D)
        9.165%, 05/15/10               1,915           2,020
   Res-Care (A)
        7.750%, 10/15/13               1,300           1,307
   Select Medical
        9.933%, 09/15/15 (A) (D)       1,400           1,393
        7.625%, 02/01/15               9,120           8,732
   Sybron Dental Specialties
        8.125%, 06/15/12                 850             910
   Tenet Healthcare
        9.875%, 07/01/14                 600             627
        9.250%, 02/01/15 (A)          11,075          11,186
   Triad Hospitals
        7.000%, 05/15/12                 425             437
        7.000%, 11/15/13                 250             253
   US Oncology Holdings
       10.750%, 08/15/14               9,090          10,181
        9.264%, 03/15/15 (A) (D) (G)   8,110           7,988
        9.000%, 08/15/12               2,105           2,273


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   VWR International
        8.000%, 04/15/14 (G)         $ 2,000      $    1,948
        6.875%, 04/15/12                 225             222
   WH Holdings
        9.500%, 04/01/11               1,800           1,940
   Warner Chilcott (A)
        8.750%, 02/01/15                 225             216
                                                  ----------
                                                     110,499
                                                  ----------
INDUSTRIALS -- 15.8%
   ALH Finance
        8.500%, 01/15/13               2,325           2,197
   Acih (A) (B)
       12.440%, 12/15/12               1,450             979
   Ahern Rentals (A)
        9.250%, 08/15/13               1,675           1,713
   Ainsworth Lumber
        7.770%, 10/01/10 (D) (G)       6,580           6,564
        7.250%, 10/01/12               1,650           1,551
        6.750%, 03/15/14               2,575           2,317
   Air 2 US (A)
        8.027%, 10/01/19               2,548           2,384
   Allied Waste North America (G)
        6.125%, 02/15/14                 150             140
   Allied Waste North America, Ser B
        8.875%, 04/01/08 (G)           2,550           2,658
        8.500%, 12/01/08               5,230           5,452
        7.375%, 04/15/14 (G)             125             118
        5.750%, 02/15/11                 150             140
   Ames True Temper
       10.000%, 07/15/12               3,730           2,909
   Amsted Industries (A)
       10.250%, 10/15/11               1,875           2,044
   Associated Materials
       14.120%, 03/01/14 (B)           1,725             863
        9.750%, 04/15/12                 675             653
   Autocam
       10.875%, 06/15/14                 750             503
   BE Aerospace, Ser B (G)
        8.000%, 03/01/08               2,575           2,575
   Borden (A) (D) (G)
        8.349%, 07/15/10               4,723           4,723
   Buhrmann US
        8.250%, 07/01/14               3,400           3,477
        7.875%, 03/01/15               1,225           1,231
   Builders Firstsource (A) (D)
        8.040%, 02/15/12               7,060           7,131
   Cedar Brakes I LLC (A)
        8.500%, 02/15/14               1,372           1,534
   Cenveo (G)
        7.875%, 12/01/13               2,695           2,601
   Chart Industries (A)
        9.125%, 10/15/15               1,270           1,270



--------------------------------------------------------------------------------
116         SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Coinmach (G)
        9.000%, 02/01/10              $  375      $      383
   Columbus McKinnon
       10.000%, 08/01/10               3,905           4,266
   Contenintal Airlines, Ser RJ04 (G)
        9.558%, 09/01/19               1,477           1,467
   Continental Airlines (G)
        8.000%, 12/15/05               2,495           2,476
   Continental Airlines, Ser 982A
        6.410%, 04/15/07                 836             769
   D R Horton
        5.625%, 01/15/16               1,925           1,840
        5.250%, 02/15/15               2,500           2,340
   Dayton Superior
       13.000%, 06/15/09               3,660           2,928
       10.750%, 09/15/08               1,220           1,232
   Delta Air Lines, Ser 01-1, Cl A-2 (G)
        7.111%, 09/18/11                 250             242
   Delta Air Lines, Ser 00-1, Cl A2 (G)
        7.570%, 11/18/10               5,250           5,069
   Erico International
        8.875%, 03/01/12                 350             364
   Fastentech
       11.500%, 05/01/11               2,775           2,876
   Gencorp
        9.500%, 08/15/13               2,004           2,197
   Goodman Global Holdings (A) (D)
        6.410%, 06/15/12                 525             513
   Great Lakes Dredge & Dock (G)
        7.750%, 12/15/13               1,150           1,055
   Greenbrier
        8.375%, 05/15/15               2,000           2,080
   Gulfmark Offshore
        7.750%, 07/15/14               3,075           3,267
   H-lines Finance Holdings (A) (B)
        8.720%, 04/01/13               2,425           2,013
   Harvest Operations
        7.875%, 10/15/11               1,900           1,876
   Horizon Lines LLC
        9.000%, 11/01/12               2,850           3,053
   Huntsman Advance Materials
       11.000%, 07/15/10               1,000           1,120
   Ikon Office Solutions (A) (G)
        7.750%, 09/15/15               1,575           1,547
   Interface
        9.500%, 02/01/14                 550             550
   Interline Brands
       11.500%, 05/15/11               1,269           1,421
   Invensys PLC (A)
        9.875%, 03/15/11               5,575           5,540
   Iron Mountain
        8.250%, 07/01/11 (G)             250             254
        6.625%, 01/01/16                 600             564


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   J Ray Mcdermott (A)
       11.000%, 12/15/13               $ 275      $      315
   J.B. Poindexter
        8.750%, 03/15/14                 325             296
   K Hovnavian Enterprises
        8.000%, 04/01/12               1,770           1,839
        6.250%, 01/15/16 (A)           1,405           1,308
   Kraton Polymers LLC (A) (G)
        8.125%, 01/15/14               1,400           1,358
   L-3 Communications
        7.625%, 06/15/12                 700             735
        6.375%, 10/15/15 (A)           1,250           1,259
        6.125%, 07/15/13               1,450           1,443
        5.875%, 01/15/15 (G)           4,100           3,967
   Language Line
       11.125%, 06/15/12                 525             483
   MMI Products, Ser B
       11.250%, 04/15/07               4,000           3,820
   Maax Holdings
       18.080%, 12/15/12 (A) (B)       6,050           2,541
        9.750%, 06/15/12               1,075             935
   Mac-Gray (A)
        7.625%, 08/15/15               1,395           1,423
   Magnachip Semiconductor
        8.000%, 12/15/14 (G)           4,255           3,915
        7.120%, 12/15/11 (D)           2,100           2,079
   Meritage Homes
        7.000%, 05/01/14               3,250           3,128
        6.250%, 03/15/15               4,025           3,683
   Millar Western Forest
        7.750%, 11/15/13               3,260           2,779
   Mueller Group
       10.000%, 05/01/12               1,525           1,617
        8.443%, 11/01/11 (D)           2,265           2,310
   Mueller Holdings (B)
       10.660%, 04/15/14               1,725           1,259
   NCL (A)
       11.625%, 07/15/14               1,125           1,187
   NTK Holdings
        4.855%, 03/01/14               2,625           1,470
   Navistar International (G)
        7.500%, 06/15/11               4,565           4,611
   Nebraska Book
        8.625%, 03/15/12                 500             470
   Nell Af Sarl (A) (G)
        8.375%, 08/15/15               3,615           3,534
   Nortek
        8.500%, 09/01/14               5,425           4,991
   North American Energy Partner
        8.750%, 12/01/11               1,200           1,140
   OMI
        7.625%, 12/01/13               1,000           1,035



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         117

STATEMENT OF NET ASSETS

September 30, 2005
------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Park-Ohio Industries
        8.375%, 11/15/14             $ 2,200      $    1,909
   Ply Gem
        9.000%, 02/15/12               6,630           5,569
   Polymer Holdings (A) (B)
        9.970%, 07/15/14               2,175           1,563
   Propex Frabics
       10.000%, 12/01/12               2,175           2,006
   Quality Distributors (G)
        9.000%, 11/15/10               2,400           2,208
   RMCC Acquisition (A)
        9.500%, 11/01/12                 200             202
   Rainbow National Services LLC (A)
       10.375%, 09/01/14               1,150           1,300
        8.750%, 09/01/12               1,625           1,733
   Rural Metro Holding (A) (B)
       10.430%, 03/15/16                 500             310
   Schuler Homes
       10.500%, 07/15/11                 425             459
   Ship Finance MTN
        8.500%, 12/15/13               6,300           6,135
   Simmons (A) (B) (G)
       11.460%, 12/15/14               2,475           1,312
   Standard Pacific
        7.750%, 03/15/13               1,230           1,239
        7.000%, 08/15/15 (G)             125             119
   Stanley-Martin Communications (A)
        9.750%, 08/15/15               4,060           3,969
   TD Funding
        8.375%, 07/15/11               5,895           6,175
   Tech Olympic USA (G)
       10.375%, 07/01/12               5,660           5,957
        7.500%, 03/15/11                 425             398
   Tembec Industries
        8.625%, 06/30/09                 275             187
        8.500%, 02/01/11 (G)           4,229           2,759
        7.750%, 03/15/12               2,800           1,778
   Tempur Pedic
       10.250%, 08/15/10               1,170           1,275
   Terex
        9.250%, 07/15/11               1,000           1,075
        7.375%, 01/15/14                 700             707
   Texas Industries (A)
        7.250%, 07/15/13                 325             338
   Thermadyne Holdings (G)
        9.250%, 02/01/14               4,925           4,506
   US Concrete
        8.375%, 04/01/14               1,700           1,709
   United Air Lines (C)
        7.186%, 04/01/11               1,222           1,197
        6.201%, 09/01/08               1,543           1,486
   Unova
        7.000%, 03/15/08                 800             800


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Vanguard Health Holdings I (B)
        8.720%, 10/01/15               $ 575      $      417
   Vanguard Health Holdings II
        9.000%, 10/01/14                 775             825
   Visant
        7.625%, 10/01/12               1,125           1,136
   WCI Communities
        6.625%, 03/15/15                 350             317
   Westinghouse Air Brake
        6.875%, 07/31/13               1,000           1,026
   William Lyon Homes
       10.750%, 04/01/13               2,105           2,268
        7.625%, 12/15/12 (G)           1,885           1,786
        7.500%, 02/15/14                 355             330
   Wolverine Tube
       10.500%, 04/01/09               4,020           3,809
        7.375%, 08/01/08 (A) (G)       2,245           1,931
   Xerox
        7.625%, 06/15/13                 655             696
        6.875%, 08/15/11 (G)           2,915           3,046
   Xerox Capital (G)
        8.000%, 02/01/27               3,200           3,320
                                                  ----------
                                                     253,246
                                                  ----------
INFORMATION TECHNOLOGY -- 2.3%
   Aavid Thermal Technology
       12.750%, 02/01/07               1,600           1,676
   Activant Solutions
       10.500%, 06/15/11               1,025           1,071
        9.504%, 04/01/10 (A) (D) (G)   1,600           1,632
   Amkor Technologies (G)
        7.750%, 05/15/13               1,916           1,638
   Borden US Finance/Nova Scotia (A) (G)
        9.000%, 07/15/14               2,840           2,883
   Communications & Power
        8.000%, 02/01/12                 200             204
   Compagnie Generale de Geophysique (A)
        7.500%, 05/15/15                 350             364
   Freescale Semiconductor (G)
        7.125%, 07/15/14               1,320           1,406
   Rhythms Netconnections (C) (F)
       12.750%, 04/15/09               1,126              --
   Sanmina-SCI (G)
        6.750%, 03/01/13               3,200           3,040
   Seitel
       11.750%, 07/15/11                 575             638
   Smart Modular (A) (D)
        9.004%, 04/01/12               2,200           2,244
   Stats Chippac (A) (G)
        7.500%, 07/19/10                 400             404
   Stoneridge
       11.500%, 05/01/12               2,740           2,905


--------------------------------------------------------------------------------
118         SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Sungard Data Systems
       10.250%, 08/15/15 (A) (G)     $ 5,225      $    5,290
        9.125%, 08/15/13 (A)           7,375           7,642
        8.525%, 08/15/13 (A) (D) (G)   2,750           2,846
        3.750%, 01/15/09                 425             390
   Viasystems (G)
       10.500%, 01/15/11                 875             860
                                                  ----------
                                                      37,133
                                                  ----------
MATERIALS -- 9.9%
   AK Steel
        7.875%, 02/15/09 (G)           4,800           4,656
        7.750%, 06/15/12               4,200           3,875
   Abitibi Consolidated (G)
        8.375%, 04/01/15               4,750           4,667
   Appleton Papers
        9.750%, 06/15/14               5,175           4,968
        8.125%, 06/15/11 (G)           1,625           1,593
   BCI US Finance (A) (D)
        9.099%, 07/15/10               1,440           1,454
   Berry Plastics (G)
       10.750%, 07/15/12               1,050           1,129
   Boise Cascade LLC
        7.125%, 10/15/14               2,270           2,151
        6.474%, 10/15/12 (D)           1,060           1,057
   Bowater Canada Finance
        7.950%, 11/15/11               4,940           4,977
   Bway
       10.000%, 10/15/10               5,974           6,332
   Carauster Indusrties
        7.375%, 06/01/09               1,920           1,862
   Cascades
        7.250%, 02/15/13               2,900           2,820
   Consolidated Containers (G)
       10.840%, 06/15/09 (B)           1,275           1,052
       10.125%, 07/15/09               1,575           1,047
   Crown Cork & Seal
        8.000%, 04/15/23               3,000           2,951
   Crown Euro Holdings
       10.875%, 03/01/13               5,000           5,800
        9.500%, 03/01/11                 790             865
   Equistar Chemical & Funding
       10.625%, 05/01/11               2,500           2,725
       10.125%, 09/01/08               5,647           6,071
   Equistar Chemicals
        8.750%, 02/15/09 (G)             425             442
        7.550%, 02/15/26                 550             527
   Freeport-McMoRan
       10.125%, 02/01/10               1,200           1,326
        6.875%, 02/01/14 (G)           3,575           3,539
   Georgia Gulf
        7.125%, 12/15/13                 600             612


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Georgia-Pacific
        9.375%, 02/01/13 (G)         $ 1,415      $    1,578
        8.875%, 02/01/10                 300             335
        7.750%, 11/15/29               1,370           1,469
   Graham Packaging
        9.875%, 10/15/14 (G)           9,275           8,904
        8.500%, 10/15/12                 375             373
   Graphic Packaging International
        8.500%, 08/15/11               2,715           2,661
   Huntsman International
       11.625%, 10/15/10               1,375           1,571
       10.849%, 07/15/11 (D)           1,500           1,599
        9.875%, 03/01/09                 275             291
        7.375%, 01/01/15 (A)(G)        3,000           2,873
        5.000%, 02/16/08                   1              51
   Huntsman LLC
       11.500%, 07/15/12               1,369           1,564
   Innophos (A)
        8.875%, 08/15/14               1,050           1,074
   Intertape Polymer
        8.500%, 08/01/14                 525             517
   Ispat Inland
       10.254%, 04/01/10 (D)             500             526
        9.750%, 04/01/14                 975           1,131
   Lyondell Chemical (G)
       10.875%, 05/01/09               4,825           4,970
   Massey Energy
        6.625%, 11/15/10               3,596           3,668
   Mercer International
        9.250%, 02/15/13               1,125             956
   Methanex
        8.750%, 08/15/12               2,720           3,104
        6.000%, 08/15/15                 350             342
   Nalco
        8.875%, 11/15/13 (G)           2,600           2,668
        7.750%, 11/15/11               4,100           4,192
   NewPage
       10.000%, 05/01/12 (G)           1,000             940
        9.943%, 05/01/12 (D)             550             520
   Newark Group
        9.750%, 03/15/14               1,825           1,624
   Norampac
        6.750%, 06/01/13                 780             776
   Oregon Steel Mills (G)
       10.000%, 07/15/09               3,430           3,696
   Owens-Brockway Glass
        8.875%, 02/15/09                 350             368
        8.250%, 05/15/13 (G)           3,800           3,952
        6.750%, 12/01/14                 325             314
   Owens-Illinois (G)
        7.350%, 05/15/08               4,025           4,106
   Peabody Energy (G)
        5.875%, 04/15/16               2,335           2,320



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         119

STATEMENT OF NET ASSETS

September 30, 2005
------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Pliant (G)
       11.125%, 09/01/09             $ 2,000      $    1,720
   Rockwood Specialties Group
       10.625%, 05/15/11                 292             318
        7.500%, 11/15/14 (A)             425             412
   Ryerson Tull (G)
        8.250%, 12/15/11               3,175           3,088
   Smurfit-Stone Container
        9.750%, 02/01/11               4,164           4,226
        9.250%, 02/01/08               1,000           1,020
   Solo Cup (G)
        8.500%, 02/15/14               7,895           6,987
   Steel Dynamics
        9.500%, 03/15/09               6,700           7,119
                                                  ----------
                                                     158,421
                                                  ----------
TELECOMMUNICATION SERVICES -- 8.1%
   Airgate PCS (D)
        7.349%, 10/15/11               1,625           1,674
   Centennial Communications
       10.750%, 12/15/08                 724             744
       10.125%, 06/15/13               5,730           6,446
        8.125%, 02/01/14               5,750           6,081
   Cincinnati Bell
        8.375%, 01/15/14 (G)           7,250           7,141
        7.250%, 07/15/13                 175             186
        7.000%, 02/15/15                 125             121
   Citizens Communications
        9.250%, 05/15/11               1,925           2,113
   City Telecom Hong Kong
        8.750%, 02/01/15                 650             608
   Consolidated Communication Holdings
        9.750%, 04/01/12                 624             665
   Digicel (A)
        9.250%, 09/01/12                 300             310
   Dobson Cellular Systems
        9.875%, 11/01/12 (G)           2,550           2,792
        8.443%, 11/01/11 (D)           2,325           2,409
   Dobson Communications
       10.875%, 07/01/10               2,150           2,271
        8.875%, 10/01/13 (G)           4,475           4,475
   GCI
        7.250%, 02/15/14               2,100           2,032
   Grande Communications Holdings
       14.000%, 04/01/11               1,750           1,715
   Hawaiian Telecom Communications (A)
        9.750%, 05/01/13 (G)           1,925           1,963
        8.914%, 05/01/13 (D)           1,325           1,338
   Horizon PCS
       11.375%, 07/15/12                 350             402
   IWO Holdings
        9.380%, 01/15/15 (B)             500             351
        7.349%, 01/15/12 (D)             500             520


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Intelsat
        6.500%, 11/01/13              $  725      $      558
   Intelsat Bermuda (A)
        8.695%, 01/15/12 (D)           4,720           4,803
        8.625%, 01/15/15 (G)           4,450           4,539
   Level 3 Communications (G)
        9.125%, 05/01/08               1,900           1,548
   Lucent Technologies (G)
        6.450%, 03/15/29               4,375           3,828
   MCI
        8.735%, 05/01/14               8,900           9,924
   NTL Cable PLC (G)
        8.750%, 04/15/14                 250             258
   New Skies Satellites (D)
        8.539%, 11/01/11               2,145           2,209
   Nextel Communications
        6.875%, 10/31/13               2,935           3,115
   Panamast
        9.830%, 11/01/14 (B)           6,530           4,506
        9.000%, 08/15/14 (G)             564             595
   Primus Telecommunications (G)
       12.750%, 10/15/09               1,150             610
        8.000%, 01/15/14               1,725           1,095
   Qwest
        8.875%, 03/15/12                  75              82
        7.625%, 06/15/15 (A) (G)       1,445           1,476
        7.120%, 06/15/13 (A) (D)       1,520           1,581
   Qwest Capital Funding
        7.750%, 08/15/06               2,225           2,247
   Qwest Communications International
        7.500%, 02/15/14 (A)           1,945           1,848
        7.290%, 02/15/09 (D)             950             938
   Qwest Services
       14.000%, 12/15/14               1,725           2,092
       13.500%, 12/15/10               1,525           1,746
   Rogers Wireless
        8.000%, 12/15/12 (G)           7,600           8,028
        7.500%, 03/15/15                 745             803
        7.250%, 12/15/12 (G)             475             502
        6.995%, 12/15/10 (D)           3,940           4,107
   Rural Cellular (G)
        9.875%, 02/01/10                 400             420
        8.370%, 03/15/10 (D)             275             283
   Rural Cellular, Ser B
        9.625%, 05/15/08                 135             136
   Securus Technologies
       11.000%, 09/01/11               1,075             957
   Syniverse Technologies (A)
        7.750%, 08/15/13               1,050           1,058
   Telcordia Technologies (A)
       10.000%, 03/15/13                 600             567
   Telenet Group Holdings (A) (B)
        9.270%, 06/15/14               2,400           1,962
   Time Warner Telecommunications



--------------------------------------------------------------------------------
120         SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Holdings
        9.250%, 02/15/14             $ 2,750      $    2,784
   Triton (G)
        8.500%, 06/01/13               3,350           3,191
   US Unwired, Ser B
       10.000%, 06/15/12                 850             978
        8.120%, 06/15/10 (D)           1,850           1,912
   US West Communications (G)
        5.625%, 11/15/08                 375             369
   Ubiquitel
        9.875%, 03/01/11               1,850           2,054
   Valor Telecom Enterprises
        7.750%, 02/15/15               3,975           3,856
   Zeus Special Sub (A) (B)
        9.550%, 02/01/15                 430             284
                                                  ----------
                                                     130,206
                                                  ----------
UTILITIES -- 3.9%
   Airgas
        9.125%, 10/01/11               2,500           2,687
   Aquila
        9.000%, 11/15/21               1,500           1,545
        8.000%, 03/01/23               4,500           4,635
   Calpine (A) (G)
        9.875%, 12/01/11                 925             675
        8.500%, 07/15/10                 500             357
   Calpine Generating (G)
       12.390%, 04/01/11 (D)             850             807
       11.500%, 04/01/11               2,550           2,346
   Colorado Interstate Gas (A)
        5.950%, 03/15/15                 525             509
   Dynegy Holdings (G)
        6.875%, 04/01/11                 200             195
   Edison Mission Energy
        9.875%, 04/15/11                 450             533
   Holly Energy Partners (A)
        6.250%, 03/01/15               1,225           1,213
   Inergy (A)
        6.875%, 12/15/14                 975             931
   Markwest Energy (A)
        6.875%, 11/01/14               2,750           2,722
   Midwest Generation LLC (G)
        8.750%, 05/01/34               4,111           4,579
   Mirant (C) (G)
        5.750%, 07/15/07               1,900           2,138
        2.500%, 06/15/21               6,975           7,202
   Mission Energy Holding
       13.500%, 07/15/08               7,020           8,266
   NRG Energy (G)
        8.000%, 12/15/13                 191             203


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Northwest Pipeline
        8.125%, 03/01/10              $  425      $      454
   Pacific Energy Partners
        7.125%, 06/15/14                 425             441
        6.250%, 09/15/15 (A)             425             426
   Reliant Energy
        9.250%, 07/15/10                 225             244
   Reliant Resources
        9.500%, 07/15/13                 645             713
   Sierra Pacific Resources
        7.803%, 06/15/12               1,800           1,918
        6.750%, 08/15/17 (A)             995             997
   Sonat
        7.625%, 07/15/11               2,700           2,741
        7.000%, 02/01/18                 500             475
   Southern Energy (A) (C)
        7.900%, 07/15/09                  50              61
        7.400%, 07/15/04                 450             540
   Southern Natural Gas
        8.875%, 03/15/10                 725             784
   Teco Energy (A) (D)
        5.693%, 05/01/10               3,375           3,426
   Tenaska Alabama (A)
        7.000%, 06/30/21               2,700           2,734
   Tennessee Gas Pipeline
        7.500%, 04/01/17               1,000           1,078
   Transcont Gas Pipeline
        7.250%, 12/01/26               2,985           3,250
                                                  ----------
                                                      61,825
                                                  ----------
Total Corporate Obligations
   (Cost $1,515,044) ($ Thousands)                 1,493,588
                                                  ----------

COMMERCIAL PAPER (I) -- 5.5%
FINANCIALS -- 5.5%
   Alcoa
        3.870%, 10/03/05              11,682          11,678
   Altius I Funding (H)
        3.864%, 10/27/05               6,601           6,577
   Arlington Funding (H)
        3.857%, 10/14/05               4,819           4,811
   Brahms Funding (H)
        3.861%, 10/26/05               1,760           1,755
   Buckingham (H)
        3.940%, 11/14/05                 802             798
   Citigroup
        3.840%, 10/03/05              11,685          11,681




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         121

STATEMENT OF NET ASSETS

September 30, 2005
------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Cre-8 Funding (H)
        3.908%, 11/01/05             $ 2,200      $    2,190
        3.902%, 10/28/05               4,401           4,387
        3.862%, 10/19/05               2,200           2,194
        3.762%, 10/07/05               1,320           1,316
   Davis Square V Funding (H)
        3.934%, 11/02/05               8,801           8,769
        3.932%, 10/28/05                 440             439
   General Electric
        3.700%, 10/03/05               1,583           1,583
        3.694%, 10/13/05               2,870           2,867
   HSBC Finance
        3.880%, 10/03/05               6,240           6,238
   Main Street Warehouse Funding (H)
        3.881%, 10/24/05               4,401           4,388
   Rams Funding (H)
        3.879%, 10/18/05               4,768           4,757
        3.863%, 10/27/05               4,675           4,660
        3.861%, 10/19/05               2,146           2,140
        3.861%, 10/20/05               1,505           1,501
   Rhineland Funding (H)
        4.027%, 11/28/05                 995             988
        3.871%, 10/24/05               1,677           1,672
                                                  ----------
Total Commercial Paper
   (Cost $87,391) ($ Thousands)                       87,389
                                                  ----------

LOAN PARTICIPATIONS -- 4.4%
   Amkor Technology
        8.330%, 10/27/10               4,000           4,100
   CCFC (D)
        9.510%, 08/26/09               2,955           3,095
   Centerpoint Energy (D)
       13.243%, 11/11/05               2,000           2,065
   Dennys (D)
        8.450%, 08/17/10               2,500           2,556
   El Paso (D)
        6.438%, 11/22/09               1,476           1,494
   El Paso Letter of Credit (D)
        5.438%, 11/22/09               1,500           1,517
   Euramax (D)
       10.490%, 06/29/13               4,000           4,000
   Kerr Mcgee (D)
        6.110%, 05/19/07                 800             804
        5.500%, 05/19/07               2,000           2,008
   Kgen Partners (D)
        6.115%, 08/15/11               3,990           3,990
   LNR Property (D)
        6.560%, 02/03/08               6,000           6,075


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Level 3 (D)
       10.338%, 12/01/11             $ 5,000      $    5,250
   Lifepoint Hospital (D)
        5.435%, 04/14/12               1,877           1,891
   Midwest Aircraft (D)
        5.961%, 01/11/12               1,995           2,027
   Murray (D)
       11.125%, 01/31/11               4,988           5,237
   New Hit 2nd Lien (D)
        9.330%, 02/24/13                 350             356
   NewPage (D)
        6.170%, 05/01/11               2,000           2,030
   Northwest Air (D)
        9.830%, 11/23/10                 990           1,005
        9.070%, 11/19/09               4,250           4,271
   Texas Genco (D)
        6.020%, 12/08/11               6,456           6,488
   United Airlines (D)
        7.990%, 03/31/06               3,962           4,001
   Warner Chilcott
        5.340%, 01/04/12               4,989           5,014
   Wembley 2nd Lien
        7.320%, 07/18/12               1,625           1,645
                                                  ----------
Total Loan Participations
   (Cost $71,767) ($ Thousands)                       70,919
                                                  ----------

ASSET-BACKED SECURITIES -- 3.8%
AUTOMOTIVE -- 0.3%
   Capital Auto Receivables Asset Trust,
     Ser 2005-SN1A, Cl A1 (H)
        3.327%, 05/15/06               4,466           4,466
   Drivetime Auto Owner Trust,
     Ser 2005-B, Cl A1 (D) (H) (K)
        3.788%, 01/15/06                 581             581
                                                  ----------
                                                       5,047
                                                  ----------
MORTGAGE RELATED SECURITIES -- 3.5%
   Babson, Ser 2005-2A, Cl SUB
        7.000%, 07/20/19              11,000          11,000
   Blue Heron Funding, Ser 9A, Cl A1
     (D) (H) (K)
        3.860%, 02/22/06               4,401           4,401
   CCN Independence IV (D) (H) (K)
        3.842%, 10/17/05               2,420           2,420
        3.838%, 07/17/06               1,540           1,540
   Cheyne High Grade, Ser 2004-1A,
     Cl A1 (D) (H) (K)
        3.780%, 11/10/05               2,530           2,530


--------------------------------------------------------------------------------
122         SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Commodore, Ser 2003-2A, Cl A1MM
     (D) (H) (K)
        3.914%, 12/12/05             $ 2,024      $    2,024
   Duke Funding, Ser 2004-6B,
     Cl A1S1 (D) (H) (K)
        3.630%, 10/10/06               3,300           3,300
   Harborview Mortgage Loan Trust,
     Ser 2005-01, Cl X, IO (E)
        0.000%, 03/19/35              21,142             608
   Harborview Mortgage Loan Trust,
     Ser 2005-10, Cl X, IO (D)
        1.474%, 11/19/35              28,825             973
   Harborview Mortgage Loan Trust,
     Ser 2005-12, Cl X2A, IO (D)
        0.223%, 10/19/35              94,990           1,217
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE (D) (H) (K)
        3.880%, 06/25/06               4,401           4,401
   Indymac Indx Mortgage Loan Trust,
     Ser 2004-AR12, Cl AX2, IO
        0.930%, 12/25/34              15,652             479
   Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM (D) (H) (K)
        3.902%, 11/18/05               3,872           3,872
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AMM2
     (D) (H) (K)
        3.880%, 11/25/05               5,208           5,208
   RMAC, Ser 2004-NS3A, Cl A1
     (D) (H) (K)
        3.728%, 09/12/06               1,440           1,440
   Residential Asset Mortgage
     Products, Ser 2003-RS1,
     Cl AII (D)
        4.220%, 02/25/33                 388             389
   Saturn Ventures II (D) (H) (K)
        3.749%, 02/07/06               4,401           4,401
   TIAA Real Estate, Ser 2003 1A,
     Cl A1 (D) (H) (K)
        3.868%, 09/28/06               2,842           2,842
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMD (D) (H) (K)
        3.890%, 06/15/06               1,100           1,100
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMME (D) (H) (K)
        3.890%, 09/15/06                 660             660
                                                  ----------
                                                      54,805
                                                  ----------
Total Asset-Backed Securities
   (Cost $60,026) ($ Thousands)                       59,852
                                                  ----------


------------------------------------------------------------
                                 Face Amount    Market Value
Description             ($ Thousands)/Shares   ($ Thousands)
------------------------------------------------------------
COLLATERALIZED DEBT OBLIGATIONS -- 1.8%
   Peritus I (F)
        9.000%, 05/24/15             $ 6,750      $    2,160
   Peritus I, Ser 2005-1A, Cl C  (F)
        9.000%, 05/24/15              27,000          27,000
                                                  ----------
Total Collateralized Debt Obligations
   (Cost $27,000) ($ Thousands)                       29,160
                                                  ----------

CASH EQUIVALENT -- 1.3%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A+       20,515,122          20,515
                                                  ----------
Total Cash Equivalent
   (Cost $20,515) ($ Thousands)                       20,515
                                                  ----------

COLLATERALIZED LOAN OBLIGATIONS -- 1.1%
   Babson, Ser 2005-2A, Cl C1 (D)
        5.563%, 07/20/19               2,250           2,250
   ING, Preferred Shares                  13          12,250
   Pamco (D)
        5.043%, 05/01/10               2,500           2,350
                                                  ----------
Total Collateralized Loan Obligations
   (Cost $16,558) ($ Thousands)                       16,850
                                                  ----------

MASTER NOTES (H) -- 1.0%
   Bank of America
        4.018%, 10/01/05              11,001          11,001
   Bear Stearns
        4.113%, 10/01/05               5,281           5,281
                                                  ----------
Total Master Notes
   (Cost $16,282) ($ Thousands)                       16,282
                                                  ----------

PREFERRED/CONVERTIBLE STOCKS -- 0.6%
   Crown Castle                       57,000           2,950
   General Nutrition Center,
     Ser A PIK                         1,750           1,295
   Granite*                            1,525             290
   Hrpt Properties Trust, Ser A       42,000           1,080
   Paxson Communications PIK*              1               9
   Paxson Communications PIK (G)*        283           1,925
   Primedia, Ser H                     6,000             603
   Rural Cellular PIK*                   749             719
   Rural Cellular, Ser B PIK*            675             840
                                                  ----------
Total Preferred/Convertible Stocks
   (Cost $9,924) ($ Thousands)                         9,711
                                                  ----------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         123

STATEMENT OF NET ASSETS



High Yield Bond Fund (Concluded)

September 30, 2005
------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
CONVERTIBLE BOND -- 0.1%
   Amkor Technology CV to 28.5714 (G)
        5.750%, 06/01/06             $ 1,000      $      951
                                                  ----------
Total Convertible Bond
   (Cost $965) ($ Thousands)                             951
                                                  ----------
                                   Number of
                                    Warrants
                                  ----------
WARRANTS -- 0.1%
   American Tower, Expires 08/01/08*     725             255
   Bear Stearns, Expires 04/01/11*     1,750              18
   Horizon PCS, Expires 10/01/10 (F)*  3,100              --
   IPCS, Expires 07/15/10 (F)*         1,250              --
   Iwo Holdings, Expires 01/15/11 (F)* 1,850              --
   Leap Wireless International,
     Expires 04/15/10 (F)*             4,700              --
   Mueller Holdings, Expires 04/15/14* 5,155           1,856
   Pegasus Communications,
     Expires 01/01/07 (F)*               250              --
   Travelcenters of America,
     Expires 05/01/09 (F)*            10,000               1
                                                  ----------
Total Warrants
   (Cost $248) ($ Thousands)                           2,130
                                                  ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.1%
   FHLMC (E) (J)
        3.665%, 12/12/05                  58              57
        3.659%, 10/18/05                  89              89
   FHLMC CMO, Ser 2596, Cl IJ, IO
        5.000%, 01/15/17               5,915             693
   FHLMC CMO, Ser 2603, Cl LI, IO
        5.500%, 09/15/28               1,892             224
   FHLMC CMO, Ser 2621, Cl IJ, IO
        5.500%, 12/15/26               3,688             360
   FHLMC CMO, Ser 2696, Cl NI, IO
        5.500%, 03/15/23               1,949             117
   FNMA CMO, Ser 2003-37, Cl IG, IO
        5.500%, 05/25/32               1,786             269
   FNMA CMO, Ser 342, Cl 2, IO
        6.000%, 09/01/33                 569             116
                                                   ---------
Total U.S. Government Agency Obligations
   (Cost $1,761) ($ Thousands)                         1,925
                                                   ---------


------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
COMMON STOCK -- 0.1%
   Core-Mark Holding*                 19,534      $      662
   Crown Castle International (G)*    22,523             555
   Huntsman*                          15,656             306
   Shreveport Gaming Holdings I,
     Private Company (G)*             13,948             167
                                                  ----------
Total Common Stock
   (Cost $948) ($ Thousands)                           1,690
                                                  ----------

REPURCHASE AGREEMENTS (H) -- 3.4%
   Barclays Capital Markets
     3.840%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $27,591,744
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value
     $4,580,130- $18,327,738,
     1.875%-7.250%, 06/15/06 -
     01/15/10; with total market
     value $28,153,350)              $27,583          27,583
   Deutsche Bank Securites
     3.750%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $21,571,737
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $48,570-
     $5,808,718, 0.000%-5.875%,
     10/07/05 - 09/29/25; with
     total market value
     $21,996,329)                     21,565          21,565
   Lehman Brothers
     3.820%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $5,942,625
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $398,909-
     $4,611,110, 0.000%-3.500%,
     08/15/06 - 04/15/30; with
     total market value $6,059,758)    5,941           5,941
                                                  ----------
Total Repurchase Agreements
   (Cost $55,089) ($ Thousands)                       55,089
                                                  ----------
Total Investments -- 116.6%
   (Cost $1,883,518) ($ Thousands)                 1,866,051
                                                  ----------




--------------------------------------------------------------------------------
124         SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (16.6)%
Payable upon Return on Securities Loaned          $ (315,231)
Payable for Investment Securities Purchased          (36,444)
Payable for Fund Shares Redeemed                      (2,205)
Income Distribution Payable                             (642)
Investment Advisory Fees Payable                        (538)
Administration Fees Payable                             (449)
Shareholder Servicing Fees Payable                       (54)
Other Assets and Liabilities, Net                     89,433
                                                  ----------
Total Other Assets and Liabilities                  (266,130)
                                                  ----------
Net Assets-- 100.0%                               $1,599,921
                                                  ==========


NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)       $1,751,483
Undistributed net investment income                       90
Accumulated net realized loss on investments        (134,004)
Net unrealized depreciation on investments           (17,467)
Net unrealized depreciation on futures contracts        (181)
                                                  ----------
Total Net Assets                                  $1,599,921
                                                  ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,599,921,222 / 188,213,542 shares)               $8.50
                                                       =====

Futures -- A summary of the open futures contracts held by the fund at September 30, 2005, is as follows: (see Note 2 in Notes to Financial Statements)
-------------------------------------------------------------
                                                 UNREALIZED
                                                APPRECIATION
    TYPE OF             NUMBER OF   EXPIRATION (DEPRECIATION)
   CONTRACT              CONTRACTS     DATE     ($ THOUSANDS)
-------------------------------------------------------------
U.S. Long Treasury Bond     (47)    December 2005   $  86
U.S. Five Year Note         158     December 2005    (140)
U.S. Ten Year Note           38     December 2005     (23)
U.S. Two Year Note          439     December 2005    (104)
                                                    ------
                                                    $(181)
                                                    ------


------------------------------------------------------------

Description
------------------------------------------------------------
*   Non-income producing security.
+   See Note 3 in Notes to Financial Statements.
++  Real Estate Investment Trust
(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(B) Step Bonds -- The rate reflected on the Statement of Net Assets is the effective yield on September 30, 2005. The coupon on a step bond changes on a specified date.
(C) Security in default on interest payments.
(D) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of September 30, 2005.
(E) Zero-coupon security. Rate shown is the effective yield at the date of purchase.
(F) Securities considered illiquid. The total value of such securities as of September 30, 2005 was $29,161 ($ Thousands) and represented 1.82% of Net Assets.
(G) This security or a partial position of this security is on loan at September 30, 2005 (see Note 7). The total value of securities on loan at September 30, 2005 was $298,204 ($ Thousands).
(H) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of September 30, 2005 was $315,231 ($ Thousands).
(I) The rate reported is the effective yield at time of purchase.
(J) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(K) The date reported on the Statement of Net Assets is the date in efffect as of September 30, 2005.
Cl -- Class
CDO -- Collateralized Debt Obligation
CLO -- Collateralized Loan Obligation
CMO -- Collateralized Mortgage Obligation
CV -- Convertible
EXL -- Extendable Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
MTN -- Medium Term Note
PCS -- Personal Communications Service
PIK -- Payment-in-Kind
PLC -- Public Limited Company
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.




The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         125

                       This page intentionally left blank.

Statement of Assets and Liabilities ($ Thousands)


September 30, 2005

----------------------------------------------------------------------------------------------------------------
                                                                                                     CORE FIXED
                                                                                                         INCOME
                                                                                                           FUND
----------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost $5,529,034)                                                           $5,529,279
   Repurchase agreement (Cost $453,967)                                                                 453,967
   Affiliated investment, at value (Cost $13,913)                                                        13,913
   Foreign currency, at value (Cost $8,811)                                                               9,405
   Cash                                                                                                   3,091
   Receivable for investment securities sold                                                            394,123
   Accrued income                                                                                        32,014
   Receivable for fund shares sold                                                                        3,747
   Variation margin receivable                                                                              140
   Unrealized gain on forward foreign currency contracts                                                     36
----------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                       6,439,715
----------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for investment securities purchased                                                        1,229,399
   Payable upon return on securities loaned                                                           1,094,482
   Payable for fund shares redeemed                                                                       5,273
   Administration fees payable                                                                              950
   Income distribution payable                                                                              864
   Investment advisory fees payable                                                                         833
   Options written, at value (premiums received $332)                                                       344
   Unrealized loss on credit default swaps                                                                  236
   Shareholder servicing fees payable                                                                        93
   Administration servicing fees payable                                                                      2
   Accrued expense payable                                                                                  249
----------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                  2,332,725
----------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                     $4,106,990
----------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Paid-in-Capital-- (unlimited authorization-- no par value)                                        $4,097,314
   Undistributed net investment income                                                                    1,066
   Accumulated net realized gain on investments, option contracts, futures contracts,
     swap contracts and foreign currency                                                                  7,106
   Net unrealized appreciation on investments and option contracts                                          233
   Net unrealized appreciation on futures contracts                                                       1,497
   Net unrealized depreciation on credit default swaps                                                     (236)
   Net unrealized appreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities
     denominated in foreign currencies                                                                       10
----------------------------------------------------------------------------------------------------------------
Total Net Assets-- 100.0%                                                                            $4,106,990
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share -- Class A
   ($4,094,011,036 / 392,328,162 shares)                                                                 $10.44
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share -- Class I
   ($12,978,879 / 1,244,060 shares)                                                                      $10.43
----------------------------------------------------------------------------------------------------------------





The accompanying notes are an integral part of the financial statements.







--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         127

Statements of Operations ($ Thousands)


For the year or period ended September 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                             TAX-MANAGED      LARGE CAP       LARGE CAP    TAX-MANAGED         SMALL          SMALL
                                               LARGE CAP         VALUE          GROWTH       SMALL CAP     CAP VALUE     CAP GROWTH
                                                    FUND          FUND            FUND           FUND           FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                    $ 38,838      $104,769        $ 50,563         $ 1,865      $ 12,864       $  3,817
   Dividends from Affiliated Registered
     Investment Company*                             746           962           1,420             257           831            634
   Interest Income                                   821            43             236               6            45             81
   Securities Lending  Income-- Net                  282           480             469             154           468            743
   Less: Foreign Taxes Withheld                      (42)          (71)           (136)             (4)          (13)           (45)
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                        40,645       106,183          52,552           2,278        14,195          5,230
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                        8,377        14,929          15,847           1,583         6,715          6,678
   Administration Fees                             7,320        14,929          13,866             852         3,616          3,596
   Shareholder Servicing Fees (A)                  5,223        10,606           9,832             609         2,557          2,545
   Shareholder Servicing Fees (I)                     --            57              72              --            25             24
   Shareholder Servicing Fees (Y)                      8            --              --              --            --             --
   Administration Servicing Fees (I)                  --            57              72              --            25             24
   Trustee Fees                                       22            45              42               2            10             11
   Custodian/Wire Agent Fees                         119           250             229              14            60             59
   Printing Fees                                      90           193             175              10            48             46
   Professional Fees                                  74           153             140               9            37             37
   Proxy Expenses                                     72           150             140               8            35             36
   Registration Fees                                  23            46              44               2            11             14
   Litigation Fees                                    --            --              --              --            --             --
   Other Expenses                                     51            96              89               8            24             26
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                 21,379        41,511          40,548           3,097        13,163         13,096
------------------------------------------------------------------------------------------------------------------------------------
   Less:
   Waiver of Investment Advisory Fees             (1,971)       (2,987)         (2,069)           (258)           --            (57)
   Waiver of Shareholder Servicing Fees           (1,463)       (1,897)         (4,399)           (141)       (1,699)        (1,632)
   Fees Paid Indirectly                              (22)          (37)            (75)             (4)           (8)           (10)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                   17,923        36,590          34,005           2,694        11,456         11,397
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                      22,722        69,593          18,547            (416)        2,739         (6,167)
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN (LOSS) ON:
   Investments                                    94,848       269,970(2)      158,861          15,953       116,393         97,874
   Futures Contracts                                 932         2,434           1,124           1,158         4,001          6,038
   Written Options                                    --            --              --              --            --             --
   Swap Contracts                                     --            --              --              --            --             --
   Foreign Currency Transactions                      --            --              --              --            --           (112)
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) ON:
    Investments                                  161,024       283,408         297,430          28,624        73,259         74,253
    Futures Contracts                                (97)           65             (88)           (130)         (517)          (121)
    Written Options                                   --            --              --              --            --             --
    Swap Contracts                                    --            --              --              --            --             --
    Foreign Currency and Translation of Other Assets
     and Liabilities Denominated in Foreign Currency  --            --              --              --            --             --
   PAYMENT BY AFFILIATE*                              --            --               2              --            --             --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                              $279,429      $625,470        $475,876         $45,189      $195,875       $171,765
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
                                                              MANAGED
                                               MID-CAP     VOLATILITY    REAL ESTATE      CORE FIXED    HIGH YIELD
                                                  FUND         FUND(1)          FUND     INCOME FUND     BOND FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                    $   693       $ 1,743         $ 1,976       $    101      $  1,166
   Dividends from Affiliated Registered
     Investment Company*                             46           147              52            626           681
   Interest Income                                    3             6              --        178,917       109,296
   Securities Lending  Income-- Net                  19            --               8          1,652           885
   Less: Foreign Taxes Withheld                      --           (13)             (1)            (3)           --
-------------------------------------------------------------------------------------------------------------------
   Total Investment Income                          761         1,883           2,035        181,293       112,028
-------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                         232           572             433         11,227         6,563
   Administration Fees                              203           308             233         11,431         4,712
   Shareholder Servicing Fees (A)                   145           220             166         10,177         3,366
   Shareholder Servicing Fees (I)                    --            --              --             29            --
   Shareholder Servicing Fees (Y)                    --            --              --             --            --
   Administration Servicing Fees (I)                 --            --              --             29            --
   Trustee Fees                                       1             1              --             43            13
   Custodian/Wire Agent Fees                          9             5               6            292            75
   Printing Fees                                      3             6               3            187            63
   Professional Fees                                  1             4               2            146            49
   Proxy Expenses                                     2             2               2            144            44
   Registration Fees                                  1             1               2             51            22
   Litigation Fees                                   --            --              --             13            --
   Other Expenses                                     3             2               2            486           124
-------------------------------------------------------------------------------------------------------------------
   Total Expenses                                   600         1,121             849         34,255        15,031
-------------------------------------------------------------------------------------------------------------------
   Less:
   Waiver of Investment Advisory Fees                --           (84)            (20)        (1,314)         (856)
   Waiver of Shareholder Servicing Fees             (15)          (63)            (91)        (8,145)       (2,644)
   Fees Paid Indirectly                              --            --              (2)            --            --
-------------------------------------------------------------------------------------------------------------------
   Net Expenses                                     585           974             736         24,796        11,531
-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                        176           909           1,299        156,497       100,497
-------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN (LOSS) ON:
   Investments                                    8,476         2,155           3,078         29,008         6,051
   Futures Contracts                                 89           148              --         (7,620)           75
   Written Options                                   --            --              --          2,622            --
   Swap Contracts                                    --            --              --             --             1
   Foreign Currency Transactions                     --            --              --            469            --
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) ON:
    Investments                                   4,986         8,469          11,944        (70,395)      (20,883)
    Futures Contracts                                 9            31              --            584          (181)
    Written Options                                  --            --              --          1,331            --
    Swap Contracts                                   --            --              --           (236)           --
    Foreign Currency and Translation of Other Assets
     Assets and Liabilities Denominated in Foreign
     Currency                                        --            --              --             10            --
   PAYMENT BY AFFILIATE*                             --            --              --             --            --
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                              $13,736       $11,712         $16,321       $112,270      $ 85,560
-------------------------------------------------------------------------------------------------------------------

Amount designated as "--" are $0 or have been rounded to $0.

* See Note 3 in Notes to Financial Statements.
(1) The Managed Volatility Fund commenced operations on October 28, 2004.
(2) Includes realized gain of $306,542 due to in-kind redemption (see note 9).

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
                                   128 & 129
      SEI Institutional Managed Trust / Annual Report / September 30, 2005

Statements of Changes in Net Assets ($ Thousands)


For the years ended September 30,

-------------------------------------------------------------------------------------------------------------------------------
                                                  TAX-MANAGED                   LARGE CAP                   LARGE CAP
                                                LARGE CAP FUND                 VALUE FUND                  GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
                                              2005         2004            2005           2004           2005         2004
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)         $   22,722   $   16,240     $    69,593    $    63,462    $    18,547  $    (1,255)
   Net Realized Gain from Investments,
     Futures Contracts, Written Options
     and Swap Contracts                     95,780       56,848         272,404(2)     205,834        159,985       92,030
   Net Realized Loss on Foreign Currency
     Transactions                               --           --              --             --             --           --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and
     Futures Contracts, Written Options
     and Swap Contracts                    160,927      174,625         283,473        421,717        297,342      215,992
   Payment by Affiliate*                        --           --              --             --              2          --
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
     from Operations                       279,429      247,713         625,470        691,013        475,876      306,767
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                               (22,704)     (15,361)        (68,972)       (61,784)       (17,804)          --
     Class I                                    --           --            (308)          (182)          (111)          --
     Class Y                                   (58)         (38)             --             --             --           --
   Net Realized Gains:
     Class A                                    --           --         (23,633)            --             --           --
     Class I                                    --           --            (119)            --             --           --
-------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions       (22,762)     (15,399)        (93,032)       (61,966)       (17,915)          --
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from Shares Issued           380,056      485,269         713,922      1,046,688        678,539    1,002,606
     Reinvestment of Dividends &
       Distributions                        21,568       14,546          87,568         57,774         16,943           --
     Cost of Shares Redeemed              (462,655)    (510,985)     (1,253,909)(3) (1,105,865)      (992,030)  (1,026,860)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions             (61,031)     (11,170)       (452,419)        (1,403)      (296,548)     (24,254)
-------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                --           --           5,971         12,456          5,995       21,678
     Reinvestment of Dividends & Distributions  --           --             415            180            109           --
     Cost of Shares Redeemed                    --           --          (4,608)        (3,397)        (8,152)      (6,330)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class I Transactions                  --           --           1,778          9,239         (2,048)      15,348
-------------------------------------------------------------------------------------------------------------------------------
   Class Y:
     Proceeds from Shares Issued                 7        1,318              --             --             --           --
     Reinvestment of Dividends & Distributions  58           38              --             --             --           --
     Cost of Shares Redeemed                  (541)        (834)             --             --             --           --
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class Y Transactions                (476)         522              --             --             --           --
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions       (61,507)     (10,648)       (450,641)         7,836       (298,596)      (8,906)
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets              195,160      221,666          81,797        636,883        159,365      297,861
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                     1,982,792    1,761,126       4,173,655      3,536,772      3,874,671    3,576,810
-------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                          $2,177,952   $1,982,792     $ 4,255,452    $ 4,173,655    $ 4,034,036  $ 3,874,671
-------------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME/
     (ACCUMULATED NET INVESTMENT LOSS)
     INCLUDED IN NET ASSETS AT PERIOD
     END                                $    4,006   $    3,996     $    15,715    $    12,000    $      632   $        --
-------------------------------------------------------------------------------------------------------------------------------

Amount designated as "--" are $0 or have been rounded to $0.

 *  See Note 3 in Notes to Financial Statements.
(1) See Note 4 in Notes to Financial Statements for additional information.
(2) Includes realized gain of $306,542 due to in-kind redemption (see note 9).
(3) Includes redemptions as a result of in-kind transaction of securities (see note 9).


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
130         SEI Institutional Managed Trust / Annual Report / September 30, 2005

--------------------------------------------------------------------------------------------------------------------------------
                                                    TAX-MANAGED                  SMALL CAP                     SMALL CAP
                                                  SMALL CAP FUND                VALUE FUND                    GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
                                               2005          2004           2005          2004             2005          2004
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)             $  (416)     $   (637)    $    2,739      $  1,499       $   (6,167)   $   (6,183)
   Net Realized Gain from Investments,
     Futures Contracts, Written Options
     and Swap Contracts                      17,111        27,692        120,394       184,443          103,912       125,656
   Net Realized Loss on Foreign Currency
     Transactions                                --            --             --            --             (112)           --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and
     Futures Contracts, Written Options
     and Swap Contracts                      28,494         2,198         72,742        14,469           74,132       (60,459)
   Payment by Affiliate*                         --            --             --            --               --            --
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
     from Operations                         45,189        29,253        195,875       200,411          171,765        59,014
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                     --            --         (2,588)       (2,906)              --            --
     Class I                                     --            --             (9)           (4)              --            --
     Class Y                                     --            --             --            --               --            --
   Net Realized Gains:
     Class A                                (15,584)           --       (145,253)      (45,443)              --            --
     Class I                                     --            --         (1,314)         (178)              --            --
--------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions        (15,584)           --       (149,164)      (48,531)              --            --
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from Shares Issued             58,769        65,579        249,447       302,432          281,272       384,684
     Reinvestment of Dividends &
       Distributions                         14,572            --        140,124        45,475               --            --
     Cost of Shares Redeemed                (48,286)      (61,746)      (311,616)     (352,556)        (363,804)     (348,814)
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions               25,055         3,833         77,955        (4,649)         (82,532)       35,870
--------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                 --            --          6,593         6,192            5,104         7,255
     Reinvestment of Dividends & Distributions   --            --          1,308           183               --            --
     Cost of Shares Redeemed                     --            --         (3,102)       (2,242)          (4,136)       (4,095)
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class I Transactions                   --            --          4,799         4,133              968         3,160
--------------------------------------------------------------------------------------------------------------------------------
   Class Y:
     Proceeds from Shares Issued                 --            --             --            --               --            --
     Reinvestment of Dividends & Distributions   --            --             --            --               --            --
     Cost of Shares Redeemed                     --            --             --            --               --            --
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class Y Transactions                   --            --             --            --               --            --
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions         25,055         3,833         82,754          (516)         (81,564)       39,030
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                54,660        33,086        129,465       151,364           90,201        98,044
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                        214,859       181,773        949,437       798,073          979,289       881,245
--------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                             $269,519      $214,859     $1,078,902      $949,437       $1,069,490    $  979,289
--------------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME/
     (ACCUMULATED NET INVESTMENT LOSS)
     INCLUDED IN NET ASSETS AT PERIOD
     END                                   $     --      $     --      $     654      $     --       $     (113)   $       --
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         131

Statements of Changes in Net Assets ($ Thousands)


For the years or period ended September 30,

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              MANAGED              REAL ESTATE
                                                                      MID-CAP FUND        VOLATILITY FUND(2)         FUND(3)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  2005           2004              2005         2005        2004
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                      $    176       $    237         $    909      $  1,299     $   263
   Net Realized Gain on Investments, Options, Written
     Options, Futures Contracts and Swap Contracts               8,565          8,333            2,303         3,078         464
   Net Realized Gain on Foreign Currency Transactions               --             --               --            --          --
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments, Options, Written Options,
     Futures Contracts and Swap Contracts                        4,995            828            8,500        11,944       2,366
   Net Change in Unrealized Appreciation on
     Foreign Currencies and Translation of
     Other Assets and Liabilities Denominated
     in Foreign Currency                                            --             --               --            --          --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                   13,736          9,398           11,712        16,321       3,093
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                                      (174)          (310)            (631)       (1,134)       (164)
     Class I                                                        --             --               --            --          --
     Class Y                                                        --             --               --            --          --
   Net Realized Gains:
     Class A                                                    (5,707)          (839)             (10)       (1,045)         --
     Class I                                                        --             --               --            --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                            (5,881)        (1,149)            (641)       (2,179)       (164)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from Shares Issued                                51,196         33,834          164,307(4)     68,657      38,717
     Reinvestment of Dividends & Distributions                   5,126            992              634         2,109         156
     Cost of Shares Redeemed                                   (46,657)       (30,935)         (15,965)      (23,511)     (6,794)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class A Transactions                                   9,665          3,891          148,976        47,255      32,079
------------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                                    --             --               --            --          --
     Reinvestment of Dividends & Distributions                      --             --               --            --          --
     Cost of Shares Redeemed                                        --             --               --            --          --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                                      --             --               --            --          --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Capital Share Transactions                             9,665          3,891          148,976        47,255      32,079
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                   17,520         12,140          160,047        61,397      35,008
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                          53,642         41,502               --        35,008          --
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                              $ 71,162       $ 53,642         $160,047       $96,405     $35,008
------------------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME/
     (DISTRIBUTIONS IN EXCESS OF NET
     INVESTMENT INCOME) INCLUDED IN
     NET ASSETS AT PERIOD END                                 $     60       $     --         $    307       $   484     $   103
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
                                                                            CORE FIXED                      HIGH YIELD
                                                                            INCOME FUND                     BOND FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                     2005            2004            2005           2004
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                       $  156,497      $  140,369       $ 100,497      $  83,757
   Net Realized Gain on Investments, Options, Written
     Options, Futures Contracts and Swap Contracts                 24,010          43,428           6,127         59,483
   Net Realized Gain on Foreign Currency Transactions                 469              --              --             --
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments, Options, Written Options,
     Futures Contracts and Swap Contracts                         (68,716)        (11,474)        (21,064)       (34,492)
   Net Change in Unrealized Appreciation on
     Foreign Currencies and Translation of
     Other Assets and Liabilities Denominated
     in Foreign Currency                                               10              --              --             --
--------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                     112,270         172,323          85,560        108,748
--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                                     (159,782)       (143,902)       (100,331)       (83,753)
     Class I                                                         (423)           (269)             --             --
     Class Y                                                           --              --              --             --
   Net Realized Gains:
     Class A                                                      (35,292)        (46,906)             --             --
     Class I                                                          (93)            (71)             --             --
--------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                             (195,590)       (191,148)       (100,331)       (83,753)
--------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from Shares Issued                                  921,351       1,317,314         717,406        574,056
     Reinvestment of Dividends & Distributions                    182,677         176,160          94,053         78,070
     Cost of Shares Redeemed                                     (994,004)     (1,231,029)       (394,321)      (456,226)
--------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class A Transactions                                    110,024         262,445         417,138        195,900
--------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                                    5,179           7,823              --             --
     Reinvestment of Dividends & Distributions                        509             340              --             --
     Cost of Shares Redeemed                                       (2,887)         (3,658)             --             --
--------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                                      2,801           4,505              --             --
--------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Capital Share Transactions                              112,825         266,950         417,138        195,900
--------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                      29,505         248,125         402,367        220,895

--------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                          4,077,485       3,829,360       1,197,554        976,659
--------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                               $4,106,990      $4,077,485      $1,599,921     $1,197,554
--------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME/
     (DISTRIBUTIONS IN EXCESS OF NET
     INVESTMENT INCOME) INCLUDED IN
     NET ASSETS AT PERIOD END                                  $    1,066      $      (2)      $      90      $       --
--------------------------------------------------------------------------------------------------------------------------

Amount designated as "--" are $0 or have been rounded to $0.
(1) See Note 4 in the notes to financial statements for additional information.
(2) The Managed Volatility commenced operations on October 28, 2004.
(3) The Real Estate Fund commenced operations on November 13, 2003.
(4) Includes subscriptions as a result of in-kind transfers of securities (see note 9).

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
                                   132 & 133
      SEI Institutional Managed Trust / Annual Report / September 30, 2005

Financial Highlights


For the years or periods ended September 30, For a Share Outstanding Throughout the Periods

------------------------------------------------------------------------------------------------------------------------------


                              Net Realized
                                       and                      Distributions
        Net Asset        Net    Unrealized             Dividends         from         Total
           Value, Investment         Gains      Total   from Net     Realized     Dividends  Net Asset            Net Assets
        Beginning     Income      (Losses)       from Investment      Capital           and Value, End   Total End of Period
        of Period     (Loss) on Securities Operations     Income        Gains Distributions  of Period Return+  ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
 Class A
   2005    $10.41    $ 0.12(1)  $  1.37(1)    $  1.49    $(0.12)      $   --        $(0.12)     $11.78   14.40%   $2,172,885
   2004      9.20      0.08(1)     1.21(1)       1.29     (0.08)          --         (0.08)      10.41   14.05     1,977,883
   2003      7.50      0.08(1)     1.70(1)       1.78     (0.08)          --         (0.08)       9.20   23.84     1,757,292
   2002      9.49      0.06       (1.98)        (1.92)    (0.07)          --         (0.07)       7.50  (20.44)    1,436,467
   2001     13.62      0.07       (4.13)        (4.06)    (0.07)          --         (0.07)       9.49  (29.92)    1,658,097
 Class Y
   2005    $10.45    $ 0.16(1)  $  1.38(1)    $  1.54    $(0.13)      $   --        $(0.13)     $11.86   14.78%   $    5,067
   2004      9.21      0.12(1)     1.20(1)       1.32     (0.08)          --         (0.08)      10.45   14.41         4,909
   2003      7.50      0.10(1)     1.71(1)       1.81     (0.10)          --         (0.10)       9.21   24.26         3,834
   2002(2)  10.45      0.05       (2.98)        (2.93)    (0.02)          --         (0.02)       7.50  (28.05)        2,631

LARGE CAP VALUE FUND
 Class A
   2005    $19.80    $ 0.35(1)  $  2.76(1)    $  3.11    $(0.34)      $(0.12)       $(0.46)     $22.45   15.87%   $4,230,717
   2004     16.81      0.30(1)     2.99(1)       3.29     (0.30)          --         (0.30)      19.80   19.66     4,153,475
   2003     13.94      0.25(1)     2.86(1)       3.11     (0.24)          --         (0.24)      16.81   22.55     3,527,686
   2002     17.39      0.21       (3.26)        (3.05)    (0.21)       (0.19)        (0.40)      13.94  (18.06)    2,896,977
   2001     18.70      0.21       (1.14)        (0.93)    (0.22)       (0.16)        (0.38)      17.39   (5.08)    3,590,194
 Class I
   2005    $19.78    $ 0.29(1)  $  2.77(1)    $  3.06    $(0.29)      $(0.12)       $(0.41)     $22.43   15.61%   $   24,735
   2004     16.80      0.25(1)     2.98(1)       3.23     (0.25)          --         (0.25)      19.78   19.33        20,180
   2003     13.94      0.21(1)     2.86(1)       3.07     (0.21)          --         (0.21)      16.80   22.17         9,086
   2002     17.39      0.19       (3.28)        (3.09)    (0.17)       (0.19)        (0.36)      13.94  (18.24)        6,175
   2001(3)  19.38      0.03       (2.02)        (1.99)       --           --           --        17.39  (10.27)          152

LARGE CAP GROWTH FUND
 Class A
   2005    $17.13    $ 0.09(1)  $  2.09(1)    $  2.18    $(0.08)      $   --        $(0.08)     $19.23   12.75%   $4,004,347
   2004     15.77     (0.01)(1)    1.37(1)       1.36        --           --           --        17.13    8.62     3,846,240
   2003     12.97        --(1)     2.81(1)       2.81     (0.01)(9)       --         (0.01)(9)   15.77   21.66     3,564,487
   2002     16.73     (0.04)(1)   (3.72)(1)     (3.76)       --           --           --        12.97  (22.47)    2,904,802
   2001     36.24     (0.06)     (17.75)       (17.81)       --        (1.70)        (1.70)      16.73  (51.08)    3,487,142
 Class I
   2005    $17.00    $ 0.04(1)  $  2.07(1)    $  2.11    $(0.07)      $   --        $(0.07)     $19.04   12.42%   $   29,689
   2004     15.68     (0.05)(1)    1.37(1)       1.32        --           --           --        17.00    8.42        28,431
   2003     12.92     (0.03)(1)    2.79(1)       2.76        --*          --           --*       15.68   21.37        12,323
   2002     16.72     (0.07)(1)   (3.73)(1)     (3.80)       --           --           --        12.92  (22.73)        7,934
   2001(3)  20.60     (0.01)      (3.87)        (3.88)       --           --           --        16.72  (18.83)           81

TAX-MANAGED SMALL CAP FUND
 Class A
   2005    $11.63    $(0.02)(1) $  2.36(1)    $  2.34    $   --       $(0.84)       $(0.84)     $13.13   20.80%   $  269,519
   2004     10.00     (0.04)(1)    1.67(1)       1.63        --           --           --        11.63   16.30       214,859
   2003      7.54     (0.02)(1)    2.48(1)       2.46        --           --           --        10.00   32.63       181,773
   2002      8.15     (0.01)      (0.60)        (0.61)       --           --           --         7.54   (7.48)      143,764
   2001(4)  10.00        --       (1.84)        (1.84)    (0.01)(9)       --         (0.01)(9)    8.15  (18.46)      125,129

SMALL CAP VALUE FUND
 Class A
   2005    $20.74    $ 0.06(1)  $  4.02(1)    $  4.08    $(0.05)      $(3.19)       $(3.24)     $21.58   21.21%   $1,066,189
   2004     17.45      0.03(1)     4.32(1)       4.35     (0.06)       (1.00)        (1.06)      20.74   25.67       942,037
   2003     13.99      0.08(1)     3.91(1)       3.99     (0.09)       (0.44)        (0.53)      17.45   29.28       795,501
   2002     15.66      0.08       (0.21)        (0.13)    (0.09)       (1.45)        (1.54)      13.99   (2.20)      691,668
   2001     16.13      0.13        0.36          0.49     (0.14)       (0.82)        (0.96)      15.66    3.12       794,109
 Class I
   2005    $20.71    $(0.01)(1) $  4.03(1)    $  4.02    $(0.02)      $(3.19)       $(3.21)     $21.52   20.88%   $   12,713
   2004     17.44     (0.02)(1)    4.31(1)       4.29     (0.02)       (1.00)        (1.02)      20.71   25.29         7,400
   2003     13.99      0.04(1)     3.90(1)       3.94     (0.05)       (0.44)        (0.49)      17.44   28.91         2,572
   2002(5)  16.47      0.02       (2.49)        (2.47)    (0.01)          --         (0.01)      13.99  (14.99)          727



--------------------------------------------------------------------------
                                       Ratio of
                         Ratio of      Expenses
                      Expenses to    to Average   Ratio of Net
                      Average Net    Net Assets     Investment
           Ratio of        Assets    (Excluding        Income
           Expenses    (Excluding     Fees Paid         (Loss) Portfolio
         to Average     Fees Paid    Indirectly     to Average  Turnover
         Net Assets   Indirectly)  and Waivers)     Net Assets      Rate+
-------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
 Class A
   2005        0.86%         0.86%         1.02%            1.08%      31%
   2004        0.85          0.85          1.02             0.83       29
   2003        0.85          0.85          1.02             0.85       99
   2002        0.85          0.85          1.03             0.65       80
   2001        0.85          0.85          1.01             0.60       84
 Class Y
   2005        0.56%         0.56%         0.72%            1.39%      31%
   2004        0.55          0.55          0.72             1.13       29
   2003        0.55          0.55          0.72             1.17       99
   2002(2)     0.55          0.55          0.72             1.03       80

LARGE CAP VALUE FUND
 Class A
   2005        0.86%         0.86%         0.97%            1.63%      44%
   2004        0.85          0.85          0.97             1.59       46
   2003        0.85          0.85          0.97             1.61      106
   2002        0.85          0.85          0.97             1.23       41
   2001        0.85          0.85          0.97             1.11       89
 Class I
   2005        1.11%         1.11%         1.22%            1.37%      44%
   2004        1.10          1.10          1.22             1.33       46
   2003        1.10          1.10          1.22             1.36      106
   2002        1.10          1.10          1.22             1.01       41
   2001(3)     1.10          1.10          1.22             1.09       89

LARGE CAP GROWTH FUND
 Class A
   2005        0.86%         0.86%         1.02%            0.47%      52%
   2004        0.85          0.85          1.02            (0.03)      36
   2003        0.85          0.85          1.02             0.02       72
   2002        0.85          0.85          1.02            (0.21)      62
   2001        0.85          0.85          1.03            (0.29)     112
 Class I
   2005        1.11%         1.11%         1.27%            0.22%      52%
   2004        1.10          1.10          1.27            (0.28)      36
   2003        1.10          1.10          1.27            (0.24)      72
   2002        1.10          1.10          1.27            (0.41)      62
   2001(3)     1.10          1.10          1.28            (0.45)     112

TAX-MANAGED SMALL CAP FUND
 Class A
   2005        1.11%         1.11%         1.27%           (0.17)%     99%
   2004        1.10          1.10          1.27            (0.31)      86
   2003        1.10          1.10          1.27            (0.21)     142
   2002        1.10          1.10          1.26            (0.21)      86
   2001(4)     1.10          1.10          1.30            (0.04)      82

SMALL CAP VALUE FUND
 Class A
   2005        1.11%         1.11%         1.27%            0.27%      71%
   2004        1.10          1.10          1.27             0.17       89
   2003        1.10          1.10          1.27             0.52       99
   2002        1.10          1.10          1.27             0.46       48
   2001        1.10          1.10          1.26             0.78       99
 Class I
   2005        1.36%         1.36%         1.52%           (0.03)%     71%
   2004        1.35          1.35          1.52            (0.09)      89
   2003        1.35          1.35          1.52             0.23       99
   2002(5)     1.35          1.35          1.52             0.21       48


--------------------------------------------------------------------------------
134         SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------------------------------------------------------------------------


                              Net Realized
                                       and                      Distributions
        Net Asset        Net    Unrealized             Dividends         from         Total
           Value, Investment         Gains      Total   from Net     Realized     Dividends  Net Asset            Net Assets
        Beginning     Income      (Losses)       from Investment      Capital           and Value, End   Total End of Period
        of Period     (Loss) on Securities Operations     Income        Gains Distributions  of Period Return+  ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
 Class A
   2005    $15.14    $(0.10)(1) $  2.82(1)    $  2.72    $   --        $   --        $   --     $17.86   17.97%   $1,058,413
   2004     14.11     (0.10)(1)    1.13(1)       1.03        --            --            --      15.14    7.30       970,759
   2003      9.62     (0.08)(1)    4.57(1)       4.49        --            --            --      14.11   46.67       875,906
   2002     12.35     (0.09)(1)   (2.64)(1)     (2.73)       --            --            --       9.62  (22.11)      606,999
   2001     30.57     (0.14)     (10.81)       (10.95)       --         (7.27)        (7.27)     12.35  (42.83)      821,391
 Class I
   2005    $15.02    $(0.14)(1) $  2.79(1)    $  2.65    $   --        $   --        $   --     $17.67   17.64%   $   11,077
   2004     14.03     (0.14)(1)    1.13(1)       0.99        --            --            --      15.02    7.06         8,530
   2003      9.59     (0.11)(1)    4.55(1)       4.44        --            --            --      14.03   46.30         5,339
   2002     12.35     (0.08)(1)   (2.68)(1)     (2.76)       --            --            --       9.59  (22.35)        1,879
   2001(3)  15.59     (0.02)      (3.22)        (3.24)       --            --            --      12.35  (20.78)           46

MID-CAP FUND
 Class A
   2005    $17.84    $ 0.06(1)  $  4.61(1)    $  4.67    $(0.06)       $(2.16)       $(2.22)    $20.29   28.15%   $   71,162
   2004     14.96      0.09(1)     3.19(1)       3.28     (0.11)        (0.29)        (0.40)     17.84   22.23        53,642
   2003     11.74      0.11(1)     3.25(1)       3.36     (0.08)        (0.06)        (0.14)     14.96   28.92        41,502
   2002     12.19      0.06       (0.46)(8)     (0.40)    (0.05)           --         (0.05)     11.74   (3.34)       25,499
   2001     17.42      0.07       (3.22)        (3.15)    (0.08)        (2.00)        (2.08)     12.19  (19.59)       32,976

MANAGED VOLATILITY FUND
 Class A
   2005(6) $10.00    $ 0.10(1)  $  1.39(1)    $  1.49    $(0.08)       $   --*       $(0.08)    $11.41   14.94%   $  160,047

REAL ESTATE FUND
 Class A
   2005    $11.89    $ 0.27(1)  $  3.22(1)    $  3.49    $(0.26)       $(0.26)       $(0.52)    $14.86   29.97%   $   96,405
   2004(7)  10.00      0.21(1)     1.85(1)       2.06     (0.17)           --         (0.17)     11.89   20.82        35,008

CORE FIXED INCOME FUND
 Class A
   2005    $10.65    $ 0.40(1)  $ (0.11)(1)   $  0.29    $(0.41)       $(0.09)       $(0.50)    $10.44    2.83%   $4,094,011
   2004     10.71      0.37(1)     0.08(1)       0.45     (0.38)        (0.13)        (0.51)     10.65    4.38     4,067,065
   2003     10.67      0.40(1)     0.28(1)       0.68     (0.42)        (0.22)        (0.64)     10.71    6.63     3,823,429
   2002     10.75      0.52        0.08          0.60     (0.52)        (0.16)        (0.68)     10.67    5.89     3,686,946
   2001     10.08      0.61        0.67          1.28     (0.61)           --         (0.61)     10.75   13.00     3,519,061
 Class I
   2005    $10.65    $ 0.38(1)  $ (0.12)(1)   $  0.26    $(0.39)       $(0.09)       $(0.48)    $10.43    2.48%   $   12,979
   2004     10.71      0.34(1)     0.09(1)       0.43     (0.36)        (0.13)        (0.49)     10.65    4.12        10,420
   2003     10.67      0.37(1)     0.28(1)       0.65     (0.39)        (0.22)        (0.61)     10.71    6.37         5,931
   2002     10.76      0.49        0.07          0.56     (0.49)        (0.16)        (0.65)     10.67    5.53         4,268
   2001(3)  10.60      0.08        0.16          0.24     (0.08)           --         (0.08)     10.76    2.28            86

HIGH YIELD BOND FUND
 Class A
   2005     $8.58    $ 0.64(1)  $ (0.08)(1)   $  0.56    $(0.64)       $   --        $(0.64)     $8.50    6.71%   $1,599,921
   2004      8.37      0.67(1)     0.21(1)       0.88     (0.67)           --         (0.67)      8.58   10.84     1,197,554
   2003      7.60      0.68(1)     0.77(1)       1.45     (0.68)           --         (0.68)      8.37   19.88       976,659
   2002      7.86      0.70       (0.26)         0.44     (0.70)           --         (0.70)      7.60    5.45       745,525
   2001      9.15      0.88       (1.29)        (0.41)    (0.88)           --         (0.88)      7.86   (4.76)      721,314



---------------------------------------------------------------------------
                                        Ratio of
                          Ratio of      Expenses
                       Expenses to    to Average   Ratio of Net
                       Average Net    Net Assets     Investment
            Ratio of        Assets    (Excluding         Income
            Expenses    (Excluding     Fees Paid         (Loss) Portfolio
          to Average     Fees Paid    Indirectly     to Average  Turnover
          Net Assets   Indirectly)  and Waivers)     Net Assets      Rate+
--------------------------------------------------------------------------
SMALL CAP GROWTH FUND
 Class A
   2005         1.11%       1.11%         1.27%         (0.60)%      116%
   2004         1.10        1.10          1.27          (0.63)       124
   2003         1.10        1.10          1.27          (0.66)       166
   2002         1.10        1.10          1.27          (0.69)       156
   2001         1.10        1.10          1.29          (0.80)       157
 Class I
   2005         1.36%       1.36%         1.52%         (0.85)%      116%
   2004         1.35        1.35          1.52          (0.90)       124
   2003         1.35        1.35          1.52          (0.91)       166
   2002         1.35        1.35          1.53          (0.71)       156
   2001(3)      1.35        1.35          1.54          (1.12)       157

MID-CAP FUND
 Class A
   2005         1.01%       1.01%         1.03%          0.30%       137%
   2004         1.00        1.00          1.02           0.53        121
   2003         1.00        1.00          1.03           0.86        109
   2002         1.00        1.00          1.02           0.39        222
   2001         1.00        1.00          1.02           0.51        193

MANAGED VOLATILITY FUND
 Class A
   2005(6)      1.11%       1.11%         1.27%          1.03%       102%

REAL ESTATE FUND
 Class A
   2005         1.11%       1.11%         1.27%          1.95%        58%
   2004(7)      1.10        1.10          1.30           2.20         98

CORE FIXED INCOME FUND
 Class A
   2005         0.61%       0.61%         0.84%          3.83%       557%
   2004         0.61**      0.61**        0.84           3.52        430
   2003         0.60        0.60          0.84           3.77        470
   2002         0.60        0.60          0.84           4.96        379
   2001         0.60        0.60          0.84           5.79        358
 Class I
   2005         0.86%       0.86%         1.09%          3.60%       557%
   2004         0.86**      0.86**        1.09           3.25        430
   2003         0.85        0.85          1.09           3.46        470
   2002         0.85        0.85          1.09           4.52        379
   2001(3)      0.85        0.85          1.09           5.01        358

HIGH YIELD BOND FUND
 Class A
   2005         0.86%       0.86%         1.12%          7.46%       132
   2004         0.85        0.85          1.11           7.84        179
   2003         0.85        0.85          1.12           8.50        129
   2002         0.85        0.85          1.12           8.67        126
   2001         0.85        0.85          1.12          10.27        105


+ Returns and turnover rates are for the period indicated and have not been annualized.
*   Amount represents less then $0.01.
** The expense ratio includes the litigation fees paid (see note 10). Had these fees been excluded the ratio would have been 0.60% and 0.85% for Class A and Class I, respectively.
(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2) Commenced operations on April 8, 2002. All ratios for the period have been annualized.
(3) Commenced operations on August 6, 2001. All ratios for the period have been annualized.
(4) Commenced operations on October 31, 2000. All ratios for the period have been annualized.
(5) Commenced operations on February 11, 2002. All ratios for the period have been annualized.
(6) Commenced operations on October 28, 2004. All ratios for the period have been annualized.
(7) Commenced operations on November 13, 2003. All ratios for the period have been annualized.
(8) The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(9) Return of Capital.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.






--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         135

Notes to Financial Statements

September 30, 2005


1. ORGANIZATION
SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 13 Funds: Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Managed Volatility, Real Estate, Core Fixed Income, High Yield Bond, Large Cap Diversified Alpha and Small/Mid Cap Equity Funds (each a "Fund," collectively the "Funds"). The Trust is registered to offer Class A shares of the Funds, Class I shares of the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth and Core Fixed Income Funds, and Class Y shares of Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objective, policies, and strategies.

As of September 30, 2005, the Large Cap Diversified Alpha and Small/Mid Cap Equity Funds had not yet commenced operations.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.





--------------------------------------------------------------------------------
136         SEI Institutional Managed Trust / Annual Report / September 30, 2005

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust's policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with Wachovia Bank NA, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with Wachovia Bank NA on the following day.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the funds on the basis of relative daily net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds investing in international securities do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds investing in international securities report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Small Cap Growth and Core Fixed Income Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Small Cap Growth and Core Fixed Income Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Net Assets or Statement of Assets and Liabilities. At the year ended September 30, 2005 the Small Cap Growth Fund did not have any forward foreign currency contracts outstanding.

FUTURES CONTRACTS -- All Funds, with the exception of Real Estate Fund, utilized futures contracts during the year ended September 30, 2005. The Funds' investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Net Assets or Statement of Assets and Liabilities.

OPTION WRITING/PURCHASING -- Each Fund may invest in financial option contracts for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         137

September 30, 2005


Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Core Fixed Income Fund had option contracts as of September 30, 2005 as disclosed in the Fund's Schedule of Investments.

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statement of Net Assets or Statement of Assets and Liabilities.

Written option transactions entered into during the year ended September 30, 2005 are summarized as follows:
------------------------------------------------------------
                   Core Fixed Income
------------------------------------------------------------
                                                    Premium
                             # of Contracts    ($Thousands)
------------------------------------------------------------
Balance at the beginning of year      1,212         $ 1,387
Written                               4,681           2,674
Expired                              (2,322)         (1,862)
Exercised                                --              --
Closing Buys                         (2,759)         (1,867)
------------------------------------------------------------
Balance at the end of year              812         $   332
------------------------------------------------------------
At September 30, 2005 the Core Fixed Income Fund had cash and/or securities at least equal to the value of written options.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by the Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument, and also take possession of the instrument. In connection with swap agreements securities may be set aside as collateral by the Fund's custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Fund's value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

DELAYED DELIVERY TRANSACTIONS -- The Core Fixed Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

COLLATERALIZED DEBT OBLIGATIONS -- The Funds may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated



--------------------------------------------------------------------------------
138         SEI Institutional Managed Trust / Annual Report / September 30, 2005
below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

RESTRICTED SECURITIES -- At September 30, 2005, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at September 30, 2005, were as follows:

                               NUMBER        ACQUISITION  RIGHT TO ACQUIRE     COST        MARKET VALUE       % OF NET
                             OF SHARES           DATE           DATE       ($THOUSANDS)    ($THOUSANDS)        ASSETS
------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
  Medical Properties Trust       39,400        03/31/04        03/31/04      $  394           $  348             0.0%
SMALL CAP GROWTH FUND
  Medical Properties Trust      201,500        05/07/04        05/07/04       2,068            1,778             0.2
  Parkervision Warrants          17,500        06/20/05        06/20/05          36               46             0.0
  Synenco Ernergy                37,852        08/19/05        08/19/05         169              457             0.0
  Theglobe.com                1,238,300        05/28/04        05/28/04          96              401             0.0
                                                                              -----            -----           ------
                                                                              2,369            2,682             0.2
REAL ESTATE FUND
  Medical Properties Trust       11,400        03/31/04        03/31/04         115              101             0.1

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders quarterly for the Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Managed Volatility and Real Estate Funds; and declared daily and paid monthly for the Core Fixed Income and High Yield Bond Funds. Dividends and distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITS -- With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AGREEMENT -- The Trust and SEI Investments Fund Management (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Funds for an annual fee of 0.35% of the average daily net assets of the Tax-Managed Large Cap Class A, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Managed Volatility, Real Estate and High Yield Bond Funds; 0.15% of average daily net assets





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         139

September 30, 2005

of the Tax-Managed Large Cap Class Y; and 0.28% of the average daily net assets of the Core Fixed Income Fund. The Administrator has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:
-----------------------------------------------------------------
                                                       Voluntary
                                         Advisory        Expense
                                             Fees    Limitations
-----------------------------------------------------------------
Tax-Managed Large Cap Fund, Class A        0.4000%        0.8600%
Tax-Managed Large Cap Fund, Class Y        0.4000         0.5600
Large Cap Value Fund, Class A              0.3500         0.8600
Large Cap Value Fund, Class I              0.3500         1.1100
Large Cap Growth Fund, Class A             0.4000         0.8600
Large Cap Growth Fund, Class I             0.4000         1.1100
Tax-Managed Small Cap Fund, Class A        0.6500         1.1100
Small Cap Value Fund, Class A              0.6500         1.1100
Small Cap Value Fund, Class I              0.6500         1.3600
Small Cap Growth Fund, Class A             0.6500         1.1100
Small Cap Growth Fund, Class I             0.6500         1.3600
Mid-Cap Fund, Class A                      0.4000         1.0100
Managed Volatility Fund, Class A           0.6500         1.1100
Real Estate Fund, Class A                  0.6500         1.1100
Core Fixed Income Fund, Class A            0.2750         0.6100
Core Fixed Income Fund, Class I            0.2750         0.8600
High Yield Bond Fund, Class A              0.4875         0.8600

During the year, expenses related to a proxy conducted by the Trust were charged to the Funds above the cap.

As of September 30, 2005, SIMC has entered into investment sub-advisory agreements with the following parties:
--------------------------------------------------------------------
                                                 Currently Managing
                                        Date of   a Portion of Fund
Investment Sub-Adviser                Agreement               (Y/N)
--------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
Alliance Capital Management LP         10/02/00                  Y
Aronson + Johnson + Ortiz, LP          07/01/03                  Y
Delaware Management Company            04/27/05                  Y
Franklin Portfolio Associates, LLC     07/01/03                  Y
Goldman Sachs Asset Management, L.P.   01/24/03                  Y
LSV Asset Management                   08/03/01                  Y
Montag and Caldwell, Inc.              03/12/02                  Y
Parametric Portfolio Associates        09/10/03                  Y
Peregrine Capital Management, Inc.     02/16/01                  Y


--------------------------------------------------------------------
                                                 Currently Managing
                                        Date of   a Portion of Fund
Investment Sub-Adviser                Agreement               (Y/N)
--------------------------------------------------------------------
LARGE CAP VALUE FUND
Alliance Capital Management LP         10/02/00                  Y
Aronson + Johnson + Ortiz, LP          07/01/03                  Y
Franklin Portfolio Associates, LLC     07/01/03                  Y
LSV Asset Management                   03/31/95                  Y

LARGE CAP GROWTH FUND
Delaware Management Company            04/27/05                  Y
Goldman Sachs Asset Management, L.P.   01/24/03                  Y
Montag and Caldwell, Inc.              03/12/02                  Y
Peregrine Capital Management, Inc.     12/07/00                  Y
Quantitive Management Associates LLC   06/30/05                  Y

TAX-MANAGED SMALL CAP FUND
BlackRock Advisors, Inc.               07/01/03                  Y
David J. Greene and Company, LLC       10/31/00                  Y
Delaware Management Company            07/01/03                  Y
LSV Asset Management                   08/14/00                  Y
Mazama Capital Management, Inc.        12/09/02                  Y
McKinley Capital Management Inc.       08/14/00                  Y
Parametric Portfolio Associates        06/27/05                  Y

SMALL CAP VALUE FUND
Artisan Partners Limited Partnership   03/26/99                  Y
BlackRock Advisors, Inc.               07/01/03                  Y
David J. Greene and Company, LLC       08/14/01                  Y
LSV Asset Management                   06/11/97                  Y
Lee Munder Investments, Ltd.           07/01/03                  Y
Martingale Asset Management, L.P.      03/04/05                  Y
Wellington Management Company, LLP     07/28/03                  Y

SMALL CAP GROWTH FUND
Delaware Management Company            07/01/03                  Y
Lee Munder Investments, Ltd.           12/09/02                  Y
Martingale Asset Management, L.P.      03/04/05                  Y
Mazama Capital Management, Inc.        12/13/99                  Y
McKinley Capital Management Inc.       10/30/00                  Y
Wellington Management Company, LLP     03/14/02                  Y

MID-CAP FUND
Martingale Asset Management, L.P.      08/23/02                  Y

MANAGED VOLATILITY FUND
Aronson + Johnson + Ortiz, LP          10/27/04                  Y
Analytic Investors, Inc.               10/28/04                  Y

REAL ESTATE FUND
Security Capital Research and
   Management Incorporated             10/27/04                  Y
Wellington Management Company, LLP     10/28/04                  Y

CORE FIXED INCOME FUND
Bridgewater Associates, Inc.           09/30/05                  Y
Metropolitan West Asset
   Management LLC                      06/26/02                  Y
Smith Breeden Associates, Inc.         09/29/05                  Y
Wells Capital Management, Inc.         09/30/03                  Y
Western Asset Management Company       03/24/97                  Y

HIGH YIELD BOND FUND
ING Investment Management Co.          11/13/03                  Y
Metropolitan West Asset Management LLC 11/07/03                  Y
Nomura Corporate Research and
   Asset Management Inc.               09/22/99                  Y


--------------------------------------------------------------------------------
140         SEI Institutional Managed Trust / Annual Report / September 30, 2005

Under the investment sub-advisory agreements, each party receives an annual fee paid by SIMC.

PAYMENT BY AFFILIATE -- During the fiscal year ended September 30, 2005, the Large Cap Growth Fund was reimbursed by the sub-adviser, deemed as a "Payment by Affiliate" in the Statement of Operations, for losses incurred of $1,930 due to the purchase of shares in a specific company in excess of the amount permitted under applicable Securities and Exchange Commission rules. This amount is included in the net realized and unrealized gain (loss) investments section on the statement of operations. The reimbursement has no impact on the Fund's total return.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), serves as each Fund's Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A, Class I and Class Y shares (the "Shareholder Servicing Plans") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares, and a shareholder servicing fee of up to 0.15% of average daily net assets attributable to Class Y shares, will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

OTHER -- The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the year ended September 30, 2005 were as follows ($ Thousands):

Tax-Managed Large Cap Fund                            $  219
Large Cap Value Fund                                     667
Large Cap Growth Fund                                    735
Tax-Managed Small Cap Fund                               106
Small Cap Value Fund                                      98
Small Cap Growth Fund                                    309
Real Estate Fund                                          25
                                                      ------
                                                      $2,159
                                                      ======

Under both the Shareholder Servicing Plans and administrative service plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the year ended September 30, 2005, the Distributor retained 100% of the shareholder servicing fees, less the waiver, and 100% of the administration servicing fees.

Certain officers and/or trustees of the Trust are also officers of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

LSV Asset Management (a partially-owned subsidiary of SIMC) serves as the sub-adviser to the Tax-Managed Large Cap, Large Cap Value, Tax-Managed Small Cap and Small Cap Value Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the year ended September 30, 2005 were as follows ($ Thousands):

Tax-Managed Large Cap Fund                            $  278
Large Cap Value Fund                                   1,416
Tax-Managed Small Cap Fund                               247
Small Cap Value Fund                                     523
                                                      ------
                                                      $2,464
                                                      ======

FEES PAID INDIRECTLY -- The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund's expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund's expense ratio, as a percentage of the Fund's average daily net assets for the year ended September 30, 2005, can be found on the statement of operations.

INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANY -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.






--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         141

September 30, 2005


4. CAPITAL SHARE TRANSACTIONS
Capital Share Transactions for the Funds were as follows (Thousands):



For the years or period ended September 30,

------------------------------------------------------------------------------------------------------------------------------
                                                         TAX-MANAGED                LARGE CAP                LARGE CAP
                                                       LARGE CAP FUND              VALUE FUND               GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
                                                         2005      2004           2005        2004           2005       2004
------------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                                     34,030    47,540         33,561      55,053         37,545     58,229
     Shares Issued in Lieu of Dividends &
       Distributions                                    1,942     1,439          4,168       3,093            913         --
     Shares Redeemed                                  (41,498)  (50,113)       (59,040)(3) (58,209)       (54,683)   (59,821)
------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                          (5,526)   (1,134)       (21,311)        (63)       (16,225)    (1,592)
------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Shares Issued                                         --        --            279         647            334      1,257
     Shares Issued in Lieu of Dividends & Distributions    --        --             20           9              6         --
     Shares Redeemed                                       --        --           (216)       (177)          (453)      (371)
------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                              --        --             83         479           (113)       886
------------------------------------------------------------------------------------------------------------------------------
   Class Y:
     Shares Issued                                         --       134             --          --             --         --
     Shares Issued in Lieu of Dividends & Distributions     5         4             --          --             --         --
     Shares Redeemed                                      (48)      (84)            --          --             --         --
------------------------------------------------------------------------------------------------------------------------------
   Total Class Y Transactions                             (43)       54             --          --             --         --
------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Share
       Transactions                                    (5,569)   (1,080)       (21,228)        416        (16,338)      (706)
------------------------------------------------------------------------------------------------------------------------------
                                                          TAX-MANAGED                SMALL CAP                  SMALL CAP
                                                        SMALL CAP FUND              VALUE FUND                 GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
                                                         2005      2004          2005         2004          2005       2004
------------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                                      4,781     5,701        12,101       15,291         17,025     24,229
     Shares Issued in Lieu of Dividends &
       Distributions                                    1,210        --         7,107        2,444             --         --
     Shares Redeemed                                   (3,938)   (5,395)      (15,221)     (17,888)       (21,881)   (22,214)
------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                           2,053       306         3,987         (153)        (4,856)     2,015
------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Shares Issued                                         --        --           317          313            311        448
     Shares Issued in Lieu of Dividends & Distributions    --        --            67           10             --         --
     Shares Redeemed                                       --        --          (150)        (113)          (252)      (261)
------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                              --        --           234          210             59        187
------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Share
       Transactions                                     2,053       306         4,221           57         (4,797)     2,202
------------------------------------------------------------------------------------------------------------------------------
                                    MID-CAP             MANAGED         REAL ESTATE         CORE FIXED          HIGH YIELD
                                     FUND          VOLATILITY FUND(1)     FUND(2)           INCOME FUND          BOND FUND
------------------------------------------------------------------------------------------------------------------------------
                                 2005      2004          2005         2005      2004       2005       2004     2005      2004
------------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued              2,758     1,980        15,432(4)      5,103    3,551     87,292    124,691   83,256    67,296
     Shares Issued in Lieu of
       Dividends & Distributions  292        61            58           156       14     17,306     16,699   10,907     9,150
     Shares Redeemed           (2,551)   (1,807)       (1,457)       (1,715)    (622)   (94,180)  (116,545) (45,595)  (53,463)
------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions     499       234        14,033         3,544    2,943     10,418     24,845   48,568    22,983
------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Shares Issued                 --        --            --            --       --        490        740       --        --
     Shares Issued in Lieu of
       Dividends & Distributions   --        --            --            --       --         48         32       --        --
     Shares Redeemed               --        --            --            --       --       (273)      (347)      --        --
------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions      --        --            --            --       --        265        425       --        --
------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Capital Share
     Transactions                 499       234        14,033         3,544    2,943     10,683     25,270   48,568    22,983
------------------------------------------------------------------------------------------------------------------------------

(1) The Managed Volatility Fund commenced operations on October 28, 2004.
(2) The Real Estate Fund commenced operations on November 13, 2003.
(3) Includes redemptions as a result of in-kind transfers of securities (see note 9).
(4) Includes subscriptions as a result of in-kind transfers of securities (see note 9).

Amounts designated as "--" are zero or have been rounded to zero.




--------------------------------------------------------------------------------
142         SEI Institutional Managed Trust / Annual Report / September 30, 2005

5. INVESTMENT TRANSACTIONS
The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the year ended September 30, 2005, was as follows:
-------------------------------------------------------------
                       U.S. Gov't         Other        Total
                     ($Thousands)  ($Thousands) ($Thousands)
-------------------------------------------------------------
TAX-MANAGED
   LARGE CAP FUND
Purchases ..........   $       --   $  633,481   $   633,481
Sales ..............           --      703,479       703,479
LARGE CAP VALUE FUND
Purchases ..........           --    1,841,846     1,841,846
Sales ..............           --    2,275,857     2,275,857
LARGE CAP GROWTH FUND
Purchases ..........           --    2,022,450     2,022,450
Sales ..............           --    2,290,980     2,290,980
TAX-MANAGED
   SMALL CAP FUND
Purchases ..........           --      242,161       242,161
Sales ..............           --      231,246       231,246
SMALL CAP VALUE FUND
Purchases ..........           --      708,345       708,345
Sales ..............           --      763,041       763,041
SMALL CAP GROWTH FUND
Purchases ..........           --    1,161,108     1,161,108
Sales ..............           --    1,243,566     1,243,566
MID-CAP FUND
Purchases ..........           --       80,714        80,714
Sales ..............           --       77,910        77,910
MANAGED VOLATILITY FUND
Purchases ..........           --      232,658       232,658
Sales ..............           --       92,176        92,176
REAL ESTATE FUND
Purchases ..........           --       82,047        82,047
Sales ..............           --       37,660        37,660
CORE FIXED INCOME FUND
Purchases ..........   20,651,178    1,741,976    22,393,154
Sales ..............   19,849,431    1,767,016    21,616,447
HIGH YIELD BOND FUND
Purchases ..........        2,208    1,753,778     1,755,986
Sales ..............           --    1,511,918     1,511,918


6. FEDERAL TAX INFORMATION
It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage- and asset-backed securities for tax purposes, return of capital, and utilization of earnings and profits on shareholder redemptions and net operating losses have been reclassified to/from the following accounts as of September 30, 2005:

-------------------------------------------------------------
                                 Undistributed   Accumulated
                        Paid-in Net Investment      Realized
                        Capital  Income (Loss)   Gain (Loss)
                  ($ Thousands)  ($ Thousands) ($ Thousands)
-------------------------------------------------------------
Tax-Managed Large
  Cap Fund              $    --        $   50      $    (50)
Large Cap Value Fund     34,823         3,402       (38,225)
Tax-Managed Small
  Cap Fund                1,196           416        (1,612)
Small Cap Value Fund     15,671           512       (16,183)
Small Cap Growth Fund    (6,069)        6,054            15
Mid-Cap Fund              2,466            58        (2,524)
Managed Volatility           --            29           (29)
Real Estate Fund*            --           216          (216)
Core Fixed Income Fund    3,755         4,776        (8,531)
High Yield Bond Fund         --           (76)           76
* Information reflects Fund activity based on Fund's December 31, 2004 tax reporting year.



The tax character of dividends and distributions paid during the years or period ended September 30, 2005 and September 30, 2004 was as follows:

-------------------------------------------------------------------------------------------------------
                                         Ordinary         Long-term         Return of
                                           Income      Capital Gain           Capital             Total
                                    ($ Thousands)     ($ Thousands)     ($ Thousands)     ($ Thousands)
-------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund   2005        $ 22,762        $       --         $      --        $   22,762
                             2004          15,399                --                --            15,399
Large Cap Value Fund         2005          88,105             4,927                --            93,032
                             2004          61,966                --                --            61,966
Large Cap Growth Fund        2005          17,915                --                --            17,915
                             2004              --                --                --                --
Tax-Managed Small Cap Fund   2005           1,893            13,691                --            15,584
                             2004              --                --                --                --
Small Cap Value Fund         2005          58,192            90,972                --           149,164
                             2004          24,583            23,948                --            48,531
Small Cap Growth Fund        2005              --                --                --                --
                             2004              --                --                --                --
Mid-Cap Fund                 2005           2,402             3,479                --             5,881
                             2004           1,149                --                --             1,149
Managed Volatility           2005             635                 6                --               641
Real Estate Fund             2005           1,959               220                --             2,179
                             2004             160                 3                 1               164
Core Fixed Income Fund       2005         171,693            23,897                --           195,590
                             2004         187,156             3,992                --           191,148
High Yield Bond Fund         2005         100,331                --                --           100,331
                             2004          83,753                --                --            83,753
-------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         143

September 30, 2005

As of September 30, 2005, the components of Distributable Earnings/(Accumulated Losses) were as follows:

----------------------------------------------------------------------------------------------------------------------------------
                     Undistributed Undistributed        Capital          Post     Unrealized         Other                   Total
                          Ordinary     Long-Term           Loss       October   Appreciation     Temporary Distributable Earnings/
                            Income  Capital Gain  Carryforwards        Losses (Depreciation)   Differences    (Accumulated Losses)
                     ($ Thousands) ($ Thousands)  ($ Thousands) ($ Thousands)  ($ Thousands) ($ Thousands)           ($ Thousands)
----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund $ 4,006          $ --    $  (478,618)        $  --       $355,704     $      --            $  (118,908)
Large Cap Value Fund        57,195       192,922             --            --        667,401            --                917,518
Large Cap Growth Fund          635            --     (1,387,498)           --        292,242            --             (1,094,621)
Tax-Managed Small Cap Fund   4,108        10,023             --            --         50,655            --                 64,786
Small Cap Value Fund        35,530        68,715             --            --        177,054            --                281,299
Small Cap Growth Fund           --            --        (97,124)         (112)        48,066            --                (49,170)
Mid-Cap Fund                 3,069         2,766             --            --          9,810            --                 15,645
Managed Volatility Fund      2,715           101             --            --          8,255            --                 11,071
Real Estate Fund*              486         2,416             --            --         14,170            --                 17,072
Core Fixed Income Fund      16,085        13,008             --            --         (4,891)      (14,526)                 9,676
High Yield Bond Fund        10,352            --       (125,765)       (5,401)       (20,486)      (10,262)              (151,562)

*Information reflects Fund activity based on Fund's December 31, 2004 tax reporting year.

Post October losses represent losses realized on investment transactions from November 1, 2004 through September 30, 2005 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

-------------------------------------------------------------------------------------------
                                                                             Total Capital
                                Expires          Expires          Expires             Loss
                                   2012             2011             2010    Carryforwards
                          ($ Thousands)    ($ Thousands)    ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund      $16,066         $203,461         $259,091       $  478,618
Large Cap Growth Fund             7,113          625,970          754,415        1,387,498
Small Cap Growth Fund                --           37,581           59,543           97,124
High Yield Bond Fund                 --           57,114           68,651          125,765



During the year ended September 30, 2005, the Tax-Managed Large Cap, Large Cap Growth, Small Cap Growth and High Yield Bond Funds utilized $95,733,392, $149,155,693, $99,904,439 and $13,158,690, respectively, of capital loss carryforward, respectively, to offset capital gains.

For Federal income tax purposes, the cost of securities owned at September 30, 2005, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2005, were as follows:

---------------------------------------------------------------------------
                                                        Net     Unrealized
                       Federal   Appreciated    Depreciated   Appreciation
                      Tax Cost    Securities     Securities (Depreciation)
                 ($ Thousands)  ($ Thousands) ($ Thousands)  ($ Thousands)
---------------------------------------------------------------------------
Tax-Managed Large
  Cap Fund            $2,260,501    $458,150     $(102,446)       $355,704
Large Cap Value Fund   4,394,286     815,328      (147,927)        667,401
Large Cap Growth Fund  4,434,079     624,373      (332,131)        292,242
Tax-Managed Small
  Cap Fund               340,284      58,091        (7,436)         50,655
Small Cap Value Fund   1,140,536     221,892       (44,838)        177,054
Small Cap Growth Fund  1,301,658     152,417      (104,351)         48,066
Mid-Cap Fund              73,880      11,049        (1,239)          9,810
Managed Volatility Fund  151,529      11,420        (3,165)          8,255
Real Estate Fund         110,805      14,479          (309)         14,170
Core Fixed Income
  Fund                 6,002,050      52,687       (57,578)         (4,891)
High Yield Bond Fund   1,886,537      23,335       (43,821)        (20,486)





--------------------------------------------------------------------------------
144         SEI Institutional Managed Trust / Annual Report / September 30, 2005

7. SECURITIES LENDING
Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rate corporate obligations, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity not to exceed 397 days.

8. CONCENTRATIONS/RISKS
In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Funds to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income and High Yield Bond Funds' investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

9. IN-KIND TRANSFERS OF SECURITIES
During the year ended September 30, 2005, the Large Cap Value and Managed Volatility Funds issued (redeemed) shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.

-------------------------------------------------------------
                 Shares Issued
                     (Redeemed)          Value         Gain
-------------------------------------------------------------
Large Cap Value Fund
      10/28/04        (301,626)     $ 5,993,304    $306,542

Managed Volatility Fund
      10/28/04         599,330        5,993,304          --

10. LITIGATION
The Core Fixed Income Fund has participated as a plaintiff bondholder, along with other institutional bondholders, in litigation against Duty Free International, British Airport Authority and other defendants relating to Notes issued by Duty Free International which are held by the Fund. British Airport Authority is the former parent company of Duty Free International. During 2003, the plaintiffs in that action reached a settlement with all defendants with the exception of British Airport Authority. Under that settlement, Duty Free International paid the plaintiffs $4,310,636 which is approximately 70% of the par value of the bonds. The settlement also contained provisions for the issuance of a $10 million Note by Duty Free International to the bondholders, subject to certain conditions. The Fund, along with other bondholders, has since entered into an agreement to sell the Note to Duty Free International. The litigation proceeded to jury trial against British Airport Authority in December 2003, and the jury found against the plaintiffs on all counts. Plaintiffs are currently pursuing an appeal. The Core Fixed Income Fund is bearing its portion of the legal expenses associated with this litigation over and above the expense caps of the Fund.







--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         145

Notes to Financial Statements (Concluded)

September 30, 2005


11. OTHER
On September 30, 2005, number of shareholders below held the following percentage of the outstanding shares of the Funds.

----------------------------------------------------------------
                                   Number of  % of Outstanding
                                Shareholders            Shares
----------------------------------------------------------------
Tax-Managed Large Cap Fund, Class A         1            87.79%
Tax-Managed Large Cap Fund, Class Y         1           100.00
Large Cap Value Fund, Class A               1            75.26
Large Cap Value Fund, Class I               3            55.76
Large Cap Growth Fund, Class A              1            74.70
Large Cap Growth Fund, Class I              4            71.60
Tax-Managed Small Cap Fund                  1            82.84
Small Cap Value Fund, Class A               1            71.41
Small Cap Value Fund, Class I               3            45.54
Small Cap Growth Fund, Class A              1            61.80
Small Cap Growth Fund, Class I              2            49.68
Mid-Cap Fund, Class A                       1            69.68
Managed Volatility Fund, Class A            3            74.83
Real Estate Fund, Class A                   2            70.91
Core Fixed Income Fund, Class A             1            75.29
Core Fixed Income Fund, Class I             2            45.67
High Yield Bond Fund, Class A               1            58.57

These shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.


12. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Unaudited)
The Board has selected KPMG LLP ("KPMG") to serve as the Trust's independent registered public accounting firm for the Trust's fiscal year ended September 30, 2006. The decision to select KPMG was recommended by the Audit Committee and was approved by the Board on September 21, 2005. During the Trust's fiscal years ended September 30, 2005 and September 30, 2004, neither the Trust, its portfolios nor anyone on their behalf has consulted with KPMG on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Trust's prior auditor. The decision to dismiss PricewaterhouseCoopers LLP ("PwC"), the Trust's previous independent registered public accounting firm and to select KPMG was recommended by the Trust's Audit Committee and approved by the Fund's Board of Trustees. PwC's report on the Trust's financial statements for the fiscal years ended September 30, 2005 and September 30, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended September 30, 2005 and September 30, 2004, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 302(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.



--------------------------------------------------------------------------------
146         SEI Institutional Managed Trust / Annual Report / September 30, 2005

Report of Independent Registered Public Accounting Firm


To the Board of Trustees and Shareholders of SEI Institutional Managed Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments of Core Fixed Income Fund, and the statements of net assets of Tax-Managed Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid-Cap Fund, Managed Volatility Fund, Real Estate Fund and High Yield Bond Fund (collectively the "Funds" constituting SEI Institutional Managed Trust, hereafter referred to as the "Trust") and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of the Funds at September 30, 2005, and the results of each of their operations, the changes in each of their net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.





PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
November 28, 2005







--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         147

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)
The following chart lists Trustees and Officers as of November 28, 2005.

Set forth below are the names, ages, position with the Trust, length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                              NUMBER OF
                                      OFFICE                                              PORTFOLIOS
                                        AND                 PRINCIPAL                       IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                     COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                     OVERSEEN              HELD BY
    AND AGE           TRUSTS          SERVED 1             FIVE YEARS                     BY TRUSTEE 2           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher     Chairman       since 1982       Currently performs various                69         Trustee of The Advisors'
One Freedom           of the                         services on behalf of SEI                            Inner Circle Fund, The
Valley Drive,        Board of                        Investments for which Mr.                            Advisors Inner Circle Fund
Oaks, PA 19456       Trustees*                       Nesher is compensated.                               II, Bishop Street Funds,
                                                                                                          Director of 59 yrs. old
                                                                                                          SEI Global Master Fund,
                                                                                                          plc, SEI Global Assets
                                                                                                          Fund, plc, SEI Global
                                                                                                          Investments Fund, plc,
                                                                                                          SEI Investments Global,
                                                                                                          Limited, SEI Investments
                                                                                                          -- Global Fund Services,
                                                                                                          Limited, SEI Investments
                                                                                                          (Europe), Limited, SEI
                                                                                                          Investments -- Unit Trust
                                                                                                          Management (UK), Limited,
                                                                                                          SEI Global Nominee Ltd.,
                                                                                                          SEI Absolute Return
                                                                                                          Master Fund, L.P., SEI
                                                                                                          Absolute Return Fund,
                                                                                                          L.P., SEI Opportunity
                                                                                                          Master Fund, L.P., SEI
                                                                                                          Opportunity Fund, L.P.
                                                                                                          and SEI Multi-Strategy
                                                                                                          Funds plc.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran     Trustee*       since 1982       Self-employed consultant since 2003.      69         Trustee of The Advisors'
1701 Market Street                                   Partner, Morgan, Lewis & Bockius                     Inner Circle Fund, The
Philadelphia, PA                                     LLP(law firm) from 1976 to 2003,                     Advisors' Inner Circle
19103                                                counsel to the Trust, SEI Invest-                    Fund II, Director of SEI
65 yrs. old                                          ments, SIMC, the Administrator                       Investments since 1974.
                                                     and theDistributor. Secretary                        Director of the
                                                     of SEI Investments since 1978.                       Distributor since 2003.
                                                                                                          Director of SEI
                                                                                                          Investments -- Global
                                                                                                          Fund Services, Limited,
                                                                                                          SEI Investments Global,
                                                                                                          Limited, SEI Investments
                                                                                                          (Europe), Limited, SEI
                                                                                                          Investments (Asia),
                                                                                                          Limited and SEI Asset
                                                                                                          Korea Co., Ltd.
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEES
--------
F. Wendell Gooch      Trustee       since 1982       Retired                                   69         Trustee of STI Classic
One Freedom                                                                                               Funds and STI Classic
Valley Drive,                                                                                             Variable Trust.
Oaks, PA 19456
72 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey       Trustee       since 1995       Attorney, sole practitioner since         69         Trustee of The Advisors'
One Freedom                                          1994. Partner, Dechert Price                         Inner Circle Fund, The
Valley Drive,                                        & Rhoads, September 1987-                            Advisors' Inner Circle
Oaks, PA 19456                                       December 1993.                                       Fund II, Massachusetts
74 yrs. old                                                                                               Health and Education
                                                                                                          Tax-Exempt Trust, and U.S.
                                                                                                          Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
148         SEI Institutional Managed Trust / Annual Report / September 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                              NUMBER OF
                                      OFFICE                                              PORTFOLIOS
                                        AND                 PRINCIPAL                       IN FUND
     NAME             POSITION(S)    LENGTH OF            OCCUPATION(S)                     COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,            HELD WITH       TIME                DURING PAST                     OVERSEEN              HELD BY
    AND AGE             TRUSTS        SERVED 1             FIVE YEARS                     BY TRUSTEE 2           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
--------
George J. Sullivan, Jr. Trustee     since 1996       Self-Employed Consultant, Newfound        68         Trustee of The Advisors'
One Freedom                                          Consultants Inc. since April 1997.                   Inner Circle Fund, The
Valley Drive                                                                                              Advisors' Inner Circle
Oaks, PA 19456                                                                                            Fund II, State Street
63 yrs. old                                                                                               Navigator Securities
                                                                                                          Lending Trust, SEI
                                                                                                          Absolute Return Master
                                                                                                          Fund, L.P., SEI Absolute
                                                                                                          Return Fund, L.P., SEI
                                                                                                          Opportunity Master Fund,
                                                                                                          L.P., and SEI Opportunity
                                                                                                          Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco    Trustee       since 1999       Director, Governor's Office of Health     68         Director, Sonoco, Inc.;
One Freedom`                                         Care Reform, Commonwealth of                         Director,Exelon
Valley Drive                                         Pennsylvania since 2003. Founder and                 Corporation; Trustee,
Oaks, PA 19456                                       Principal, Grecoventures Ltd. from                   Pennsylvania Real Estate
59 yrs. old                                          1999 to 2002.                                        Investment Trust.
------------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy          Trustee       since 2003       Managing Partner, Cue Capital since       68         SEI Absolute Return Master
One Freedom                                          March 2002, Managing Partner and                     Fund, L.P., SEI Absolute
Valley Drive,                                        Head of Sales, Investorforce, March                  Return Fund, L.P., SEI
Oaks, PA 19456                                       2000-December 2001; Global Partner                   Opportunity Master Fund,
48 yrs. old                                          working for the CEO, Invesco Capital,                L.P., and SEI Opportunity
                                                     January 1998-January 2000. Head of                   Fund, L.P.
                                                     Sales and Client Services, Chancellor
                                                     Capital and later LGT Asset Management,
                                                     1986-2000.
------------------------------------------------------------------------------------------------------------------------------------
James M. Williams     Trustee       since 2004       Vice President and Chief Investment       68         SEI Absolute Return Master
One Freedom                                          Officer, J. Paul Getty Trust, Non-Profit             Fund, L.P., SEI Absolute
Valley Drive,                                        Foundation for Visual Arts, since                    Return Fund, L.P., SEI
Oaks, PA 19456                                       December 2002. President, Harbor                     Opportunity Master Fund,
58 yrs. old                                          Capital Advisors and Harbor Mutual                   L.P., and SEI Opportunity
                                                     Funds, 2000-2002. Manager, Pension                   Fund, L.P.
                                                     Asset Management, Ford Motor Company,
                                                     1997-1999.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------
Edward D. Loughlin   President      since 1982       Executive Vice President and President -  N/A                   N/A
One Freedom            & CEO                         Asset Management Division of SEI
Valley Drive,                                        Investments since 1993. Director and
Oaks, PA 19456                                       President of SIMC since 2004. Chief
54 yrs. old                                          Executive Officer of the Administrator
                                                     and Director of the Distributor since
                                                     2003. Executive Vice President of
                                                     SIMC, 19999-2004.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner Controller and    since 2005       Fund Accounting Director of the           N/A                   N/A
One Freedom            Chief                         Administrator, 2005-Present. Fund
Valley Drive,        Financial                       Administration Manager, Old Mutual
Oaks, PA 19456        Officer                        Fund Services, 2000-2005. Chief
35 yrs. old                                          Financial Officer, Controller and
                                                     Treasurer, PBHG Funds and PBHG
                                                     Insurance Series Fund, 2004-2005.
                                                     Assistant Treasurer, PBHG Funds
                                                     2000-2004. Assistant Treasurer,
                                                     Old Mutual Fund Advisors Fund,
                                                     2004-2005.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto       Vice         since 2002       General Counsel, Vice President and       N/A                   N/A
One Freedom          President                       Secretary of SIMC and the Administrator
Valley Drive            and                          since 2004. Vice President and Assistant
Oaks, PA 19456       Secretary                       Secretary of SEI Investments since 2001.
37 yrs. old                                          Vice President of SIMC and the
                                                     Administrator since 1999. Assistant
                                                     Secretary of SIMC, the Administrator and
                                                     the Distributor and Vice President of the
                                                     Distributor, 1999-2003.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         149

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                              NUMBER OF
                                      OFFICE                                              PORTFOLIOS
                                        AND                 PRINCIPAL                       IN FUND
     NAME             POSITION(S)    LENGTH OF            OCCUPATION(S)                     COMPLEX           OTHER DIRECTORSHIPS
   ADDRESS,            HELD WITH       TIME                DURING PAST                     OVERSEEN                 HELD BY
    AND AGE             TRUSTS        SERVED 1             FIVE YEARS                     BY TRUSTEE 2              TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
-------------------
Sofia A. Rosala          Vice       since 2004       Vice President and Assistant Secretary     N/A                   N/A
One Freedom           President                      of SIMC and the Administrator since
Valley Drive              and                        2005. Compliance Officer of SEI
Oaks, PA 19456        Assistant                      Investments September 2001-2004. Account
31 yrs. old            Secretary                     and Product Consultant, SEI Private Trust
                                                     Company, 1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
Philip T. Masterson      Vice       since 2004       Vice President and Assistant Secretary of  N/A                   N/A
One Freedom           President                      SIMC since 2005. General Counsel,
Valley Drive              and                        Citco Mutual Fund Services, 2003-2004.
Oaks, PA 19456        Assistant                      Vice President and Associate Counsel,
41 yrs. old            Secretary                     OppenheimerFunds, 2001-2003.
                                                     Vice President and Assistant Counsel,
                                                     Oppenheimer Funds, 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
James Ndiaye             Vice       since 2005       Vice President and Assistant Secretary of  N/A                   N/A
One Freedom           President                      SIMC since 2005. Vice President,
Valley Drive              and                        Deutsche Asset Management (2003-2004).
Oaks, PA 19456        Assistant                      Associate, Morgan, Lewis & Bockius LLP
36 yrs. old            Secretary                     (2000-2003). Assistant Vice President,
                                                     ING Variable Annuities Group (1999-2000).
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Pang          Vice       since 2005       Vice President and Assistant Secretary of  N/A                   N/A
One Freedom           President                      SIMC since 2005. Counsel, Caledonian
Valley Drive              and                        Bank & Trust's Mutual Funds Group (2004).
Oaks, PA 19456        Assistant                      Counsel, Permal Asset Management
33 yrs. old            Secretary                     (2001-2004).  Associate, Schulte, Roth &
                                                     Zabel's Investment Management Group
                                                     (2000-2001). Staff Attorney, U.S. SEC's
                                                     Division of Enforcement, Northeast Regional
                                                     Office (1997-2000).
------------------------------------------------------------------------------------------------------------------------------------
John J. McCue            Vice       since 2004       Director of Portfolio Implementations for  N/A                   N/A
One Freedom           President                      SIMC since 1995. Managing Director
Valley Drive                                         of Money Market Investments for
Oaks, PA 19456                                       SIMC since 2003.
42 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
Thomas D. Jones, III     Chief      since 2004       Chief Compliance Officer and Assistant     N/A                   N/A
One Freedom           Compliance                     Secretary of SIMC since March
Valley Drive            Officer                      2004. First Vice President, Merrill
Oaks, PA 19456                                       Lynch Investment Managers
40 yrs. old                                          (Americas) from 2003-2004. Director,
                                                     Merrill Lynch Investment Managers
                                                     (Americas), 2001-2002. Vice President,
                                                     Merrill Lynch Investment Managers
                                                     (Americas), 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
Nicole Welch          Anti-Money    since 2005       Assistant Vice President and Anti-Money    N/A                   N/A
One Freedom           Laundering                     Laundering Compliance Coordinator of SEI
Valley Drive          Compliance                     Investments since 2005. Compliance Analyst,
Oaks, PA 19456          Officer                      TD Waterhouse (2004). Senior Compliance
27 yrs. old                                          Analyst, UBS Financial Services (2002-2004).
                                                     Knowledge Management Analyst,
                                                     PriceWaterhouseCoopers Consulting (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

1   EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR,
    OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2   THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS,
    SEIINSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET
    TRUST AND SEI TAX EXEMPT TRUST.



--------------------------------------------------------------------------------
150         SEI Institutional Managed Trust / Annual Report / September 30, 2005

Disclosure of Fund Expenses (Unaudited)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund`s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         151

Disclosure of Fund Expenses (Unaudited) (Concluded)

                  BEGINNING     ENDING               EXPENSE
                    ACCOUNT     ACCOUNT  ANNUALIZED   PAID
                     VALUE       VALUE     EXPENSE   DURING
                    3/31/05     9/30/05    RATIOS    PERIOD*
--------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares    $1,000.00   $1,070.70       0.86%     $4.46
Class Y Shares    $1,000.00   $1,072.30       0.56%     $2.91

HYPOTHETICAL 5% RETURN
Class A Shares    $1,000.00   $1,020.76       0.86%     $4.36
Class Y Shares    $1,000.00   $1,022.26       0.56%     $2.84

--------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares    $1,000.00   $1,056.80       0.86%     $4.43
Class I Shares    $1,000.00   $1,055.10       1.11%     $5.72

HYPOTHETICAL 5% RETURN
Class A Shares    $1,000.00   $1,020.76       0.86%     $4.36
Class I Shares    $1,000.00   $1,019.50       1.11%     $5.62

--------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares    $1,000.00   $1,092.00       0.86%     $4.51
Class I Shares    $1,000.00   $1,089.90       1.11%     $5.82

HYPOTHETICAL 5% RETURN
Class A Shares    $1,000.00   $1,020.76       0.86%     $4.36
Class I Shares    $1,000.00   $1,019.50       1.11%     $5.62

--------------------------------------------------------------
TAX-MANAGED SMALL CAP FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares    $1,000.00   $1,087.80       1.11%     $5.81

HYPOTHETICAL 5% RETURN
Class A Shares    $1,000.00   $1,019.50       1.11%     $5.62

--------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares    $1,000.00   $1,080.70       1.11%     $5.79
Class I Shares    $1,000.00   $1,079.20       1.36%     $7.09

HYPOTHETICAL 5% RETURN
Class A Shares    $1,000.00   $1,019.50       1.11%     $5.62
Class I Shares    $1,000.00   $1,018.25       1.36%     $6.88


                  BEGINNING     ENDING               EXPENSE
                    ACCOUNT     ACCOUNT  ANNUALIZED   PAID
                     VALUE       VALUE     EXPENSE   DURING
                    3/31/05     9/30/05    RATIOS    PERIOD*
--------------------------------------------------------------
SMALL CAP GROWTH FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares    $1,000.00   $1,112.10       1.11%     $5.88
Class I Shares    $1,000.00   $1,111.30       1.36%     $7.20

HYPOTHETICAL 5% RETURN
Class A Shares    $1,000.00   $1,019.50       1.11%     $5.62
Class I Shares    $1,000.00   $1,018.25       1.36%     $6.88

--------------------------------------------------------------
MID-CAP FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares    $1,000.00   $1,109.80       1.01%     $5.34

HYPOTHETICAL 5% RETURN
Class A Shares    $1,000.00   $1,020.00       1.01%     $5.11

--------------------------------------------------------------
MANAGED VOLATILITY FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares    $1,000.00   $1,069.80       1.11%     $5.76

HYPOTHETICAL 5% RETURN
Class A Shares    $1,000.00   $1,019.50       1.11%     $5.62

--------------------------------------------------------------
REAL ESTATE FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares    $1,000.00   $1,181.10       1.11%     $6.07

HYPOTHETICAL 5% RETURN
Class A Shares    $1,000.00   $1,019.50       1.11%     $5.62

--------------------------------------------------------------
CORE FIXED INCOME FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares    $1,000.00   $1,021.70       0.61%     $3.09
Class I Shares    $1,000.00   $1,019.40       0.86%     $4.35

HYPOTHETICAL 5% RETURN
Class A Shares    $1,000.00   $1,022.01       0.61%     $3.09
Class I Shares    $1,000.00   $1,020.76       0.86%     $4.36

--------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares    $1,000.00   $1,030.90       0.86%     $4.38

HYPOTHETICAL 5% RETURN
Class A Shares    $1,000.00   $1,020.76       0.86%     $4.36

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).



--------------------------------------------------------------------------------
152         SEI Institutional Managed Trust / Annual Report / September 30, 2005

Board of Trustees Considerations in Approving the
Advisory and Sub-Advisory Agreements (Unaudited)


The SEI Institutional Managed Trust ("the Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust (each, a "Fund" and, collectively, the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to a separate sub-advisory agreement (the "Sub-Advisory Agreement" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and each of the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and each Sub-Adviser regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and each Sub-Adviser charges a Fund compared with the fees each charges to comparable mutual funds; (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and each Sub-Adviser's profitability from its Fund-related operations; (h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) each Fund's performance compared with similar mutual funds.





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         153

Board of Trustees Considerations in Approving the
Advisory and Sub-Advisory Agreements (Unaudited) (concluded)


At the December 9, 2004, March 9, 2005, June 23, 2005, and September 21, 2005 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

o each Fund's investment performance and how it compared to that of other comparable mutual funds;

o each Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

o the profitability of SIMC and the Sub-Advisers and their affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.





--------------------------------------------------------------------------------
154         SEI Institutional Managed Trust / Annual Report / September 30, 2005

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.












--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         155

Notice to Shareholders (Unaudited)


For shareholders who do not have a September 30, 2005, taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2005, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended September 30, 2005, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

--------------------------------------------------------------------------------
                                                   (B)
                                  (A)           ORDINARY
                               LONG-TERM         INCOME              TOTAL
                             CAPITAL GAIN     DISTRIBUTIONS      DISTRIBUTIONS
FUND                         DISTRIBUTION      (TAX BASIS)       (TAX BASIS)
--------------------------------------------------------------------------------
Tax-Managed Large Cap Fund        0%             100%                100%
Large Cap Value Fund             21%              79%                100%
Large Cap Growth Fund             0%             100%                100%
Tax-Managed Small Cap Fund       87%              13%                100%
Small Cap Value Fund             61%              39%                100%
Small Cap Growth Fund             0%               0%                  0%
Mid-Cap Fund                     56%              44%                100%
Managed Volatility Fund           1%              99%                100%
Real Estate Fund (3)              9%              91%                100%
Core Fixed Income Fund           12%              88%                100%
High Yield Bond Fund              0%             100%                100%
--------------------------------------------------------------------------------
                                   (C)
                                DIVIDENDS           (D)
                               QUALIFYING       QUALIFYING
                              FOR CORPORATE   DIVIDEND INCOME          (E)
                             DIVIDENDS REC.    (15% TAX RATE     U.S. GOVERNMENT
FUND                         DEDUCTION (1)     FOR QDI) (2)         INTEREST
--------------------------------------------------------------------------------
Tax-Managed Large Cap Fund       100%             100%                  0%
Large Cap Value Fund              88%              88%                  0%
Large Cap Growth Fund            100%             100%                  0%
Tax-Managed Small Cap Fund        67%              68%                  0%
Small Cap Value Fund              12%              12%                  0%
Small Cap Growth Fund              0%               0%                  0%
Mid-Cap Fund                      16%              16%                  0%
Managed Volatility Fund           46%              43%                  0%
Real Estate Fund (3)               0%               1%                  0%
Core Fixed Income Fund             0%               0%                 22%
High Yield Bond Fund               0%               0%                  0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions". It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by the law.

    The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2005. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.

(3) Information reflects Fund activity based on Fund's December 31, 2004 tax reporting year.

Items (A) and (B) are based on the percentage of each Fund's total distribution.

Items (C) and (D) are based on the percentage of ordinary income distributions of each fund.

Item (E) is based on the percentage of gross income of each Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.





--------------------------------------------------------------------------------
156         SEI Institutional Managed Trust / Annual Report / September 30, 2005

Shareholder Voting Results (Unaudited)


At a special meeting held on October 27, 2004, the shareholders of the SEI Institutional Managed Trust voted on the proposals listed below. The results of the voting were as follows:

PROPOSAL 1:       To elect Trustees of the Trust

                                                             % OF
                         NUMBER OF                        OUTSTANDING                     % OF SHARES
                           SHARES                            SHARES                          PRESENT
                       ---------------                    -----------                     -----------
Rosemarie B. Greco

Affirmative            657,049,435.791                        51.192%                        98.951%
Withhold                 6,965,561.015                          .543%                         1.049%

TOTAL                  664,014,996.806                        51.735%                       100.000%

Nina Lesavoy

Affirmative            657,284,212.219                        51.211%                        98.986%
Withhold                 6,730,784.587                          .524%                         1.014%

TOTAL                  664,014,996.806                        51.735%                       100.000%

James M. Williams

Affirmative            657,518,540.531                        51.229%                        99.022%
Withhold                 6,496,456.275                          .506%                          .978%

TOTAL                  664,014,996.806                        51.735%                       100.000%

PROPOSAL 2: To approve eliminating or reclassifying certain fundamental policies and restrictions for all Funds.

TAX-MANAGED LARGE CAP FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative             93,956,278.116                        49.086%                        96.315%
Against                    743,465.000                          .388%                          .762%
Abstain                  1,019,822.000                          .533%                         1.046%
Broker Non-votes         1,831,477.000                          .957%                         1.877%

TOTAL                   97,551,042.116                        50.964%                       100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative             93,828,640.116                        49.019%                        96.184%
Against                    860,590.000                          .450%                          .882%
Abstain                  1,030,335.000                          .538%                         1.056%
Broker Non-votes         1,831,477.000                          .957%                         1.877%

TOTAL                   97,551,042.116                        50.964%                       100.000%

4(c) Fundamental Policy Regarding Borrowing and Senior Securities

Affirmative             93,179,210.116                        48.680%                        95.518%
Against                  1,497,753.000                          .782%                         1.536%
Abstain                  1,042,602.000                          .545%                         1.068%
Broker Non-votes         1,831,477.000                          .957%                         1.877%

TOTAL                   97,551,042.116                        50.964%                       100.000%





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         157

                                                             % OF
                         NUMBER OF                        OUTSTANDING                     % OF SHARES
                           SHARES                            SHARES                          PRESENT
                       ---------------                    -----------                     -----------
4(d) Fundamental Policy Regarding Lending

Affirmative             93,124,550.116                        48.651%                       95.462%
Against                  1,536,931.000                          .803%                        1.576%
Abstain                  1,058,084.000                          .553%                        1.084%
Broker Non-votes         1,831,477.000                          .957%                        1.877%

TOTAL                   97,551,042.116                        50.964%                      100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative             93,753,242.116                        48.980%                       96.107%
Against                    853,208.000                          .445%                         .874%
Abstain                  1,113,115.000                          .582%                        1.142%
Broker Non-votes         1,831,477.000                          .957%                        1.877%

TOTAL                   97,551,042.116                        50.964%                      100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative             93,183,669.116                        48.682%                       95.523%
Against                  1,485,795.000                          .776%                        1.523%
Abstain                  1,050,101.000                          .549%                        1.077%
Broker Non-votes         1,831,477.000                          .957%                        1.877%

TOTAL                   97,551,042.116                        50.964%                      100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative             93,795,754.116                        49.002%                       96.150%
Against                    902,503.000                          .471%                         .926%
Abstain                  1,021,308.000                          .534%                        1.046%
Broker Non-votes         1,831,477.000                          .957%                        1.877%

TOTAL                   97,551,042.116                        50.964%                      100.000%

4(p) Fundamental Policy Making all Investment Limitations in Prospectus Fundamental

Affirmative             90,350,122.116                        47.202%                       92.618%
Against                  2,033,762.000                         1.062%                        2.085%
Abstain                    908,195.000                          .475%                         .931%
Broker Non-votes         4,258,963.000                         2.225%                        4.366%

TOTAL                   97,551,042.116                        50.964%                      100.000%

LARGE CAP VALUE FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative            103,758,809.383                        49.018%                       95.046%
Against                  1,940,606.835                          .917%                        1.778%
Abstain                  1,339,707.641                          .633%                        1.227%
Broker Non-votes         2,127,505.000                         1.005%                        1.949%

TOTAL                  109,166,628.859                        51.573%                      100.000%




--------------------------------------------------------------------------------
158         SEI Institutional Managed Trust / Annual Report / September 30, 2005

                                                             % OF
                         NUMBER OF                        OUTSTANDING                     % OF SHARES
                           SHARES                            SHARES                          PRESENT
                       ---------------                    -----------                     -----------
4(b) Fundamental Policy Regarding Concentration

Affirmative            103,680,669.657                        48.981%                        94.975%
Against                  2,008,287.211                          .949%                         1.839%
Abstain                  1,350,166.991                          .638%                         1.237%
Broker Non-votes         2,127,505.000                         1.005%                         1.949%

TOTAL                  109,166,628.859                        51.573%                       100.000%

4(c) Fundamental Policy Regarding Borrowing and Senior Securities

Affirmative            103,498,934.740                        48.895%                        94.808%
Against                  2,137,716.790                         1.010%                         1.958%
Abstain                  1,402,472.329                          .663%                         1.285%
Broker Non-votes         2,127,505.000                         1.005%                         1.949%

TOTAL                  109,166,628.859                        51.573%                       100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative            103,408,328.785                        48.853%                        94.725%
Against                  2,217,779.757                         1.047%                         2.032%
Abstain                  1,413,015.317                          .668%                         1.294%
Broker Non-votes         2,127,505.000                         1.005%                         1.949%

TOTAL                  109,166,628.859                        51.573%                       100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative            103,651,615.962                        48.968%                        94.948%
Against                  2,035,444.714                          .961%                         1.865%
Abstain                  1,352,063.183                          .639%                         1.238%
Broker Non-votes         2,127,505.000                         1.005%                         1.949%

TOTAL                  109,166,628.859                        51.573%                       100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative            103,468,839.642                        48.881%                        94.781%
Against                  2,201,353.938                         1.040%                         2.016%
Abstain                  1,368,930.279                          .647%                         1.254%
Broker Non-votes         2,127,505.000                         1.005%                         1.949%

TOTAL                  109,166,628.859                        51.573%                       100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative            103,595,856.199                        48.941%                        94.897%
Against                  2,057,019.343                          .972%                         1.884%
Abstain                  1,386,248.317                          .655%                         1.270%
Broker Non-votes         2,127,505.000                         1.005%                         1.949%

TOTAL                  109,166,628.859                        51.573%                       100.000%






--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         159

                                                             % OF
                         NUMBER OF                        OUTSTANDING                     % OF SHARES
                           SHARES                            SHARES                          PRESENT
                       ---------------                    -----------                     -----------
4(p) Fundamental Policy Making all Investment Limitations in Prospectus Fundamental

Affirmative            100,886,072.432                        47.661%                        92.415%
Against                  1,894,187.441                          .895%                         1.735%
Abstain                  1,188,852.986                          .562%                         1.089%
Broker Non-votes         5,197,516.000                         2.455%                         4.761%

TOTAL                  109,166,628.859                        51.573%                       100.000%

LARGE CAP GROWTH FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative            114,299,356.866                        49.769%                        96.279%
Against                    926,589.459                          .404%                          .780%
Abstain                  1,519,661.440                          .661%                         1.281%
Broker Non-votes         1,971,234.000                          .858%                         1.660%

TOTAL                  118,716,841.765                        51.693%                       100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative            114,231,957.522                        49.740%                        96.222%
Against                  1,011,090.166                          .440%                          .852%
Abstain                  1,502,560.077                          .654%                         1.265%
Broker Non-votes         1,971,234.000                          .858%                         1.660%

TOTAL                  118,716,841.765                        51.693%                       100.000%

4(c) Fundamental Policy Regarding Borrowing and Senior Securities

Affirmative            114,046,986.368                        49.659%                        96.066%
Against                  1,151,719.445                          .502%                          .971%
Abstain                  1,546,901.952                          .673%                         1.302%
Broker Non-votes         1,971,234.000                          .858%                         1.660%

TOTAL                  118,716,841.765                        51.693%                       100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative            113,949,798.796                        49.617%                        95.985%
Against                  1,242,314.068                          .541%                         1.046%
Abstain                  1,553,494.901                          .676%                         1.309%
Broker Non-votes         1,971,234.000                          .858%                         1.660%

TOTAL                  118,716,841.765                        51.693%                       100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative            114,131,555.374                        49.696%                        96.138%
Against                  1,088,327.100                          .474%                          .916%
Abstain                  1,525,725.291                          .664%                         1.286%
Broker Non-votes         1,971,234.000                          .858%                         1.660%

TOTAL                  118,716,841.765                        51.693%                       100.000%




--------------------------------------------------------------------------------
160         SEI Institutional Managed Trust / Annual Report / September 30, 2005

                                                             % OF
                         NUMBER OF                        OUTSTANDING                     % OF SHARES
                           SHARES                            SHARES                          PRESENT
                       ---------------                    -----------                     -----------
4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative            113,981,054.861                        49.631%                        96.011%
Against                  1,226,467.580                          .534%                         1.033%
Abstain                  1,538,085.324                          .669%                         1.296%
Broker Non-votes         1,971,234.000                          .858%                         1.660%

TOTAL                  118,716,841.765                        51.693%                       100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative            114,144,711.029                        49.702%                        96.149%
Against                  1,035,985.133                          .451%                          .872%
Abstain                  1,564,911.603                          .681%                         1.319%
Broker Non-votes         1,971,234.000                          .858%                         1.660%

TOTAL                  118,716,841.765                        51.693%                       100.000%

4(p) Fundamental Policy Making all Investment Limitations in Prospectus Fundamental

Affirmative            110,854,697.744                        48.269%                        93.377%
Against                    849,471.683                          .370%                          .716%
Abstain                  1,319,145.338                          .575%                         1.111%
Broker Non-votes         5,693,527.000                         2.479%                         4.796%

TOTAL                  118,716,841.765                        51.693%                       100.000%

TAX-MANAGED SMALL CAP FUND

4(a) Fundamental Policies Regarding Diversification

Affirmative             12,230,589.865                        66.768%                        96.353%
Against                     68,428.297                          .374%                          .539%
Abstain                     98,737.283                          .539%                          .778%
Broker Non-votes           295,747.000                         1.615%                         2.330%

TOTAL                   12,693,502.445                        69.295%                       100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative             12,215,440.539                        66.685%                        96.234%
Against                     79,943.685                          .437%                          .630%
Abstain                    102,371.221                          .559%                          .806%
Broker Non-votes           295,747.000                         1.615%                         2.330%

TOTAL                   12,693,502.445                        69.295%                       100.000%

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative             12,210,164.340                        66.657%                        96.192%
Against                     83,446.822                          .455%                          .658%
Abstain                    104,144.283                          .569%                          .820%
Broker Non-votes           295,747.000                         1.615%                         2.330%

TOTAL                   12,693,502.445                        69.295%                       100.000%





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         161

                                                             % OF
                         NUMBER OF                        OUTSTANDING                     % OF SHARES
                           SHARES                            SHARES                          PRESENT
                       ---------------                    -----------                     -----------
4(d) Fundamental Policy Regarding Lending

Affirmative             12,207,727.426                        66.643%                        96.173%
Against                     85,597.736                          .468%                          .674%
Abstain                    104,430.283                          .570%                          .823%
Broker Non-votes           295,747.000                         1.615%                         2.330%

TOTAL                   12,693,502.445                        69.295%                       100.000%

(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative             12,224,728.016                        66.736%                        96.307%
Against                     76,533.193                          .418%                          .603%
Abstain                     96,494.236                          .527%                          .760%
Broker Non-votes           295,747.000                         1.615%                         2.330%

TOTAL                   12,693,502.445                        69.295%                       100.000%

4(i) Fundamental Policy Regarding Underwriting and Securities

Affirmative             12,229,902.818                        66.764%                        96.348%
Against                     67,193.344                          .367%                          .529%
Abstain                    100,659.283                          .550%                          .793%
Broker Non-votes           295,747.000                         1.615%                         2.330%

TOTAL                   12,693,502.445                        69.295%                       100.000%

4(p) Fundamental Policy Making all Investment Limitations in Prospectus Fundamental

Affirmative             11,937,733.683                        65.169%                        94.046%
Against                    359,837.541                         1.965%                         2.835%
Abstain                    100,184.221                          .547%                          .789%
Broker Non-votes           295,747.000                         1.615%                         2.330%

TOTAL                   12,693,502.445                        69.295%                       100.000%

SMALL CAP VALUE FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative             21,295,160.537                        46.523%                        92.683%
Against                    290,183.806                          .634%                         1.263%
Abstain                    359,415.354                          .785%                         1.564%
Broker Non-votes         1,031,651.000                         2.254%                         4.490%

TOTAL                   22,976,410.697                        50.196%                       100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative             21,278,189.955                        46.486%                        92.609%
Against                    306,393.538                          .669%                         1.333%
Abstain                    360,176.204                          .787%                         1.568%
Broker Non-votes         1,031,651.000                         2.254%                         4.490%

TOTAL                   22,976,410.697                        50.196%                       100.000%




--------------------------------------------------------------------------------
162         SEI Institutional Managed Trust / Annual Report / September 30, 2005

                                                             % OF
                         NUMBER OF                        OUTSTANDING                     % OF SHARES
                           SHARES                            SHARES                          PRESENT
                       ---------------                    -----------                     -----------
4(c) Fundamental Policy Regarding Borrowing and Senior Securities

Affirmative             21,241,148.168                        46.405%                       92.448%
Against                    342,408.380                          .748%                        1.490%
Abstain                    361,203.149                          .789%                        1.572%
Broker Non-votes         1,031,651.000                         2.254%                        4.490%

TOTAL                   22,976,410.697                        50.196%                      100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative             21,237,955.326                        46.398%                       92.434%
Against                    345,291.868                          .754%                        1.503%
Abstain                    361,512.503                          .790%                        1.573%
Broker Non-votes         1,031,651.000                         2.254%                        4.490%

TOTAL                   22,976,410.697                        50.196%                      100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative             21,266,612.375                        46.460%                       92.558%
Against                    323,190.811                          .706%                        1.407%
Abstain                    354,956.511                          .776%                        1.544%
Broker Non-votes         1,031,651.000                         2.254%                        4.490%

TOTAL                   22,976,410.697                        50.196%                      100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative             21,229,255.349                        46.379%                       92.396%
Against                    343,176.451                          .749%                        1.493%
Abstain                    372,327.897                          .814%                        1.621%
Broker Non-votes         1,031,651.000                         2.254%                        4.490%

TOTAL                   22,976,410.697                        50.196%                      100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative             21,258,217.083                        46.442%                       92.522%
Against                    328,121.740                          .717%                        1.428%
Abstain                    358,420.874                          .783%                        1.560%
Broker Non-votes         1,031,651.000                         2.254%                        4.490%

TOTAL                   22,976,410.697                        50.196%                      100.000%

4(p) Fundamental Policy Making all Investment Limitations in Prospectus Fundamental

Affirmative             20,313,565.766                        44.378%                       88.411%
Against                    665,378.978                         1.454%                        2.895%
Abstain                    321,094.953                          .701%                        1.398%
Broker Non-votes         1,676,371.000                         3.662%                        7.296%

TOTAL                   22,976,410.697                        50.196%                      100.000%





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         163

                                                             % OF
                         NUMBER OF                        OUTSTANDING                     % OF SHARES
                           SHARES                            SHARES                          PRESENT
                       ---------------                    -----------                     -----------
SMALL CAP GROWTH FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative             30,483,175.241                        46.939%                        88.039%
Against                    336,146.041                          .517%                          .971%
Abstain                    721,284.175                         1.111%                         2.083%
Broker Non-votes         3,083,986.000                         4.749%                         8.907%

TOTAL                   34,624,591.457                        53.316%                       100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative             30,461,472.381                        46.905%                        87.976%
Against                    354,924.729                          .547%                         1.025%
Abstain                    724,208.347                         1.115%                         2.092%
Broker Non-votes         3,083,986.000                         4.749%                         8.907%

TOTAL                   34,624,591.457                        53.316%                       100.000%

4(c) Fundamental Policy Regarding Borrowing and Senior Securities

Affirmative             30,399,986.293                        46.811%                        87.799%
Against                    412,050.817                          .634%                         1.190%
Abstain                    728,568.347                         1.122%                         2.104%
Broker Non-votes         3,083,986.000                         4.749%                         8.907%

TOTAL                   34,624,591.457                        53.316%                       100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative             30,470,840.909                        46.920%                        88.003%
Against                    389,528.208                          .600%                         1.125%
Abstain                    680,236.340                         1.047%                         1.965%
Broker Non-votes         3,083,986.000                         4.749%                         8.907%

TOTAL                   34,624,591.457                        53.316%                       100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative             30,514,593.929                        46.987%                        88.130%
Against                    353,436.188                          .544%                         1.021%
Abstain                    672,575.340                         1.036%                         1.942%
Broker Non-votes         3,083,986.000                         4.749%                         8.907%

TOTAL                   34,624,591.457                        53.316%                       100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative             30,481,868.442                        46.937%                        88.035%
Against                    383,824.675                          .591%                         1.109%
Abstain                    674,912.340                         1.039%                         1.949%
Broker Non-votes         3,083,986.000                         4.749%                         8.907%

TOTAL                   34,624,591.457                        53.316%                       100.000%




--------------------------------------------------------------------------------
164         SEI Institutional Managed Trust / Annual Report / September 30, 2005

                                                             % OF
                         NUMBER OF                        OUTSTANDING                     % OF SHARES
                           SHARES                            SHARES                          PRESENT
                       ---------------                    -----------                     -----------
4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative             30,427,770.271                        46.854%                       87.879%
Against                    382,089.011                          .588%                        1.104%
Abstain                    730,746.175                         1.125%                        2.110%
Broker Non-votes         3,083,986.000                         4.749%                        8.907%

TOTAL                   34,624,591.457                        53.316%                      100.000%

4(p) Fundamental Policy Making all Investment Limitations in Prospectus Fundamental

Affirmative             29,546,947.381                        45.497%                       85.335%
Against                    526,174.729                          .810%                        1.520%
Abstain                    687,167.347                         1.059%                        1.984%
Broker Non-votes         3,864,302.000                         5.950%                       11.161%

TOTAL                   34,624,591.457                        53.316%                      100.000%

MID-CAP FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative              1,114,654.053                        57.355%                       88.886%
Against                     20,055.637                         1.032%                        1.600%
Abstain                      8,266.000                          .426%                         .658%
Broker Non-votes           111,047.000                         5.714%                        8.855%

TOTAL                    1,254,022.690                        64.527%                      100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative              1,113,722.053                        57.308%                       88.812%
Against                     20,055.637                         1.031%                        1.599%
Abstain                      9,198.000                          .474%                         .734%
Broker Non-votes           111,047.000                         5.714%                        8.855%

TOTAL                    1,254,022.690                        64.527%                      100.000%

4(c) Fundamental Policy Regarding Borrowing and Senior Securities

Affirmative              1,114,594.053                        57.352%                       88.881%
Against                     20,115.637                         1.035%                        1.605%
Abstain                      8,266.000                          .426%                         .658%
Broker Non-votes           111,047.000                         5.714%                        8.855%

TOTAL                    1,254,022.690                        64.527%                      100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative              1,114,594.053                        57.352%                       88.881%
Against                     20,115.637                         1.035%                        1.605%
Abstain                      8,266.000                          .426%                         .658%
Broker Non-votes           111,047.000                         5.714%                        8.855%

TOTAL                    1,254,022.690                        64.527%                      100.000%




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         165

                                                             % OF
                         NUMBER OF                        OUTSTANDING                     % OF SHARES
                           SHARES                            SHARES                          PRESENT
                       ---------------                    -----------                     -----------
4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative              1,114,654.053                        57.355%                        88.886%
Against                     20,055.637                         1.032%                         1.600%
Abstain                      8,266.000                          .426%                          .658%
Broker Non-votes           111,047.000                         5.714%                         8.855%

TOTAL                    1,254,022.690                        64.527%                       100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative              1,114,594.053                        57.352%                        88.881%
Against                     20,115.637                         1.035%                         1.605%
Abstain                      8,266.000                          .426%                          .658%
Broker Non-votes           111,047.000                         5.714%                         8.855%

TOTAL                    1,254,022.690                        64.527%                       100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative              1,114,912.053                        57.369%                        88.907%
Against                     20,115.637                         1.035%                         1.604%
Abstain                      7,948.000                          .409%                          .634%
Broker Non-votes           111,047.000                         5.714%                         8.855%

TOTAL                    1,254,022.690                        64.527%                       100.000%

4(p) Fundamental Policy Making all Investment Limitations in Prospectus Fundamental

Affirmative              1,122,521.053                        57.760%                        89.514%
Against                     20,055.637                         1.032%                         1.599%
Abstain                        399.000                          .021%                          .032%
Broker Non-votes           111,047.000                         5.714%                         8.855%

TOTAL                    1,254,022.690                        64.527%                       100.000%

REAL ESTATE FUND

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative              1,976,736.000                        77.775%                        99.717%
Against                        709.000                          .028%                          .036%
Abstain                      4,893.000                          .192%                          .247%

TOTAL                    1,982,338.000                        77.995%                       100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative              1,976,736.000                        77.775%                        99.717%
Against                        709.000                          .028%                          .036%
Abstain                      4,893.000                          .192%                          .247%

TOTAL                    1,982,338.000                        77.995%                       100.000%





--------------------------------------------------------------------------------
166         SEI Institutional Managed Trust / Annual Report / September 30, 2005

                                                             % OF
                         NUMBER OF                        OUTSTANDING                     % OF SHARES
                           SHARES                            SHARES                          PRESENT
                       ---------------                    -----------                     -----------
4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative              1,976,736.000                        77.775%                        99.717%
Against                        709.000                          .028%                          .036%
Abstain                      4,893.000                          .192%                          .247%

TOTAL                    1,982,338.000                        77.995%                       100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative              1,976,736.000                        77.775%                        99.717%
Against                        709.000                          .028%                          .036%
Abstain                      4,893.000                          .192%                          .247%

TOTAL                    1,982,338.000                        77.995%                       100.000%

CORE FIXED INCOME FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative            199,132,504.373                        51.832%                        97.022%
Against                  1,619,179.792                          .422%                          .789%
Abstain                  2,795,331.964                          .727%                         1.362%
Broker Non-votes         1,697,020.000                          .442%                          .827%

TOTAL                  205,244,036.129                        53.423%                       100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative            198,906,580.736                        51.774%                        96.912%
Against                  1,778,654.506                          .462%                          .867%
Abstain                  2,861,780.887                          .745%                         1.394%
Broker Non-votes         1,697,020.000                          .442%                          .827%

TOTAL                  205,244,036.129                        53.423%                       100.000%

4(c) Fundamental Policy Regarding Borrowing and Senior Securities

Affirmative            198,422,825.490                        51.648%                        96.677%
Against                  2,155,726.592                          .561%                         1.050%
Abstain                  2,968,464.047                          .772%                         1.447%
Broker Non-votes         1,697,020.000                          .442%                          .827%

TOTAL                  205,244,036.129                        53.423%                       100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative            198,383,744.483                        51.637%                        96.657%
Against                  2,229,279.261                          .581%                         1.087%
Abstain                  2,933,992.385                          .763%                         1.429%
Broker Non-votes         1,697,020.000                          .442%                          .827%

TOTAL                  205,244,036.129                        53.423%                       100.000%





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         167

Shareholder Voting Results (Unaudited) (Concluded)

                                                             % OF
                         NUMBER OF                        OUTSTANDING                     % OF SHARES
                           SHARES                            SHARES                          PRESENT
                       ---------------                    -----------                     -----------
4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative            198,993,940.923                        51.796%                       96.955%
Against                  1,740,313.265                          .453%                         .848%
Abstain                  2,812,761.941                          .732%                        1.370%
Broker Non-votes         1,697,020.000                          .442%                         .827%

TOTAL                  205,244,036.129                        53.423%                      100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative            198,499,099.053                        51.667%                       96.714%
Against                  2,187,412.029                          .570%                        1.065%
Abstain                  2,860,505.047                          .744%                        1.394%
Broker Non-votes         1,697,020.000                          .442%                         .827%

TOTAL                  205,244,036.129                        53.423%                      100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative            198,670,884.393                        51.712%                       96.797%
Against                  2,012,133.573                          .524%                         .981%
Abstain                  2,863,998.163                          .745%                        1.395%
Broker Non-votes         1,697,020.000                          .442%                         .827%

TOTAL                  205,244,036.129                        53.423%                      100.000%

4(p) Fundamental Policy Making all Investment Limitations in Prospectus Fundamental

Affirmative            193,624,433.324                        50.399%                       94.339%
Against                  1,444,079.140                          .376%                         .703%
Abstain                  2,577,911.665                          .671%                        1.257%
Broker Non-votes         7,597,612.000                         1.978%                        3.702%

TOTAL                  205,244,036.129                        53.423%                      100.000%

HIGH YIELD BOND FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative             72,700,873.144                        54.646%                       93.519%
Against                  3,378,567.462                         2.539%                        4.346%
Abstain                    575,868.434                          .433%                         .741%
Broker Non-votes         1,083,609.000                          .814%                        1.394%

TOTAL                   77,738,918.040                        58.433%                      100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative             72,247,537.252                        54.305%                       92.936%
Against                  3,826,737.981                         2.876%                        4.923%
Abstain                    581,033.807                          .437%                         .747%
Broker Non-votes         1,083,609.000                          .814%                        1.394%

TOTAL                   77,738,918.040                        58.433%                      100.000%





--------------------------------------------------------------------------------
168         SEI Institutional Managed Trust / Annual Report / September 30, 2005

                                                             % OF
                         NUMBER OF                        OUTSTANDING                     % OF SHARES
                           SHARES                            SHARES                          PRESENT
                       ---------------                    -----------                     -----------
4(c) Fundamental Policy Regarding Borrowing and Senior Securities

Affirmative             72,165,390.304                        54.243%                        92.830%
Against                  3,909,134.318                         2.939%                         5.029%
Abstain                    580,784.418                          .436%                          .747%
Broker Non-votes         1,083,609.000                          .814%                         1.394%

TOTAL                   77,738,918.040                        58.433%                       100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative             72,134,416.604                        54.220%                        92.791%
Against                  3,921,136.888                         2.947%                         5.044%
Abstain                    599,755.548                          .451%                          .771%
Broker Non-votes         1,083,609.000                          .814%                         1.394%

TOTAL                   77,738,918.040                        58.433%                       100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative             72,243,567.823                        54.302%                        92.931%
Against                  3,830,110.799                         2.879%                         4.927%
Abstain                    581,630.418                          .437%                          .748%
Broker Non-votes         1,083,609.000                          .814%                         1.394%

TOTAL                   77,738,918.040                        58.433%                       100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative             73,087,119.605                        54.936%                        94.016%
Against                  2,978,900.302                         2.239%                         3.832%
Abstain                    589,289.133                          .443%                          .758%
Broker Non-votes         1,083,609.000                          .814%                         1.394%

TOTAL                   77,738,918.040                        58.433%                       100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative             72,234,441.600                        54.295%                        92.919%
Against                  3,840,235.887                         2.887%                         4.940%
Abstain                    580,631.553                          .436%                          .747%
Broker Non-votes         1,083,609.000                          .814%                         1.394%

TOTAL                   77,738,918.040                        58.433%                       100.000%

4(p) Fundamental Policy Making all Investment Limitations in Prospectus Fundamental

Affirmative             71,068,097.756                        53.419%                        91.419%
Against                  3,895,329.881                         2.927%                         5.011%
Abstain                    531,144.403                          .400%                          .683%
Broker Non-votes         2,244,346.000                         1.687%                         2.887%

TOTAL                   77,738,918.040                        58.433%                       100.000%



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2005         169

Notes

Notes

Notes

SEI INSTITUTIONAL MANAGED TRUST ANNUAL REPORT SEPTEMBER 30, 2005




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Rosemarie B. Greco

Nina Lesavoy
James M. Storey
George J. Sullivan, Jr.
James M. Williams

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

Phillip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Thomas D. Jones, III
CHIEF COMPLIANCE OFFICER

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER


INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

SEI INVESTMENTS



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-087 (09/05)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) The registrant's board of trustees has determined that the registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

For each of the last two fiscal years, the aggregate fees for which PricewaterhouseCoopers LLP (PwC) billed the Trust for services rendered to the Trust were as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------------------ ----------------- ----------------- ----------------- ----------------  ----------------  ------------------
(a)     Audit      $185,840          N/A               $0                $157,780                N/A         $0
        Fees(1)

------------------ ----------------- ----------------- ----------------- ----------------  ----------------  ------------------
(b)     Audit-     $0                $34,645(4)        $0                $0                $268,657(3)       $0
        Related
        Fees
------------------ ----------------- ----------------- ----------------- ----------------  ----------------  ------------------
(c)     Tax Fees   $0                $0                $0                $0                $0                $0

------------------ ----------------- ----------------- ----------------- ----------------  ----------------  ------------------
(d)     All        $0                $0                $0                $0                $0                $0
        Other
        Fees(2)
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
(1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by PwC in connection with statutory and regulatory filings.
(2) Non-audit fees include amounts related to advisory services provided for an analysis of expense classifications for the registrant and advisory services provided for benchmarking and best practice study results for Mutual Fund operations.
(3) Includes fees for: examination of the design of SEI's Anti Money Laundering Program framework; 404 Readiness Assistance for SEI; and procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for the SEI Funds.
(4)      Includes fees for 404 Readiness Assistance for SEI.

(e)(1)   Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2005             2004
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                  0%               0%

                ---------------------------- ----------------- ----------------
                Tax Fees                            0%               0%
                ---------------------------- ----------------- ----------------
                All Other Fees                      0%               0%

                ---------------------------- ----------------- ----------------


(f)  Not Applicable.

(g) The aggregate non-audit fees and services billed by by PwC for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(h)  Not Applicable.


ITEMS 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8.  MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    SEI Institutional Managed Trust


By (Signature and Title)*                       /s/ Edward D. Loughlin
                                                ---------------------
                                                Edward D. Loughlin
                                                Chief Executive Officer

Date:  November 25, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ Edward D. Loughlin
                                                -----------------------
                                                Edward D. Loughlin
                                                Chief Executive Officer


Date:  November 25, 2005


By (Signature and Title)*                       /s/ Stephen F. Panner
                                                ---------------------
                                                Stephen F. Panner
                                                Controller and CFO

Date:  November 25, 2005
* Print the name and title of each signing officer under his or her signature.